As filed with the  Securities  and Exchange  Commission on July 30, 1997.


                                                     1933 Act File No. 2-75093
                                                     1940 Act File No. 811-3333

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X


                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 26
                                                      --
                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X

                                Amendment No. 28
                                              --


                           USAA TAX EXEMPT FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                 9800 FREDERICKSBURG RD., SAN ANTONIO, TX 78288
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (210) 498-0600

                          Michael D. Wagner, Secretary
                           USAA TAX EXEMPT FUND, INC.
                             9800 Fredericksburg Rd.
                           SAN ANTONIO, TX 78288-0227
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective under Rule 485


____ immediately upon filing pursuant to paragraph (b)
_X__ on August 1, 1997 pursuant to paragraph (b)
____ 60 days after filing  pursuant to paragraph (a)(1)
____ on (date) pursuant to paragraph (a)(1)
____ 75 days after filing pursuant to paragraph (a)(2)
____ on (date) pursuant to paragraph (a)(2)


If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       DECLARATION PURSUANT TO RULE 24f-2


The Registrant has heretofore registered an indefinite number of shares of the Long-Term Fund, Intermediate-Term Fund, Short-Term Fund, Tax Exempt Money Market Fund, California Bond Fund, California Money Market Fund, New York Bond Fund, New York Money Market Fund, Virginia Bond Fund, and Virginia Money Market Fund pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant filed its Rule 24f-2 notice for the fiscal year ended March 31, 1997 on May 27, 1997.

                        Exhibit Index on Pages 240 - 242

                           USAA TAX EXEMPT FUND, INC.

                              CROSS REFERENCE SHEET

                                     PART A


FORM N-1A ITEM NO.                                     SECTION IN PROSPECTUS

1.  Cover Page........................................ Same

2.  Synopsis.......................................... Fees and Expenses

3.  Condensed Financial Information................... Financial Highlights
                                                       Performance Information

4.  General Description of Registrant................. Investment Objectives
                                                        and Policies
                                                       Other Investment
                                                        Information
                                                       Description of Shares

5.  Management of the Fund............................ Management of the Company
                                                       Service Providers

6.  Capital Stock and Other Securities................ Dividends, Distributions
                                                        and Taxes
                                                       Description of Shares

7.  Purchase of Securities Being Offered.............. Purchase of Shares
                                                       Conditions of Purchase
                                                        and Redemption
                                                       Exchanges
                                                       Other Services
                                                       Share Price Calculation

8.  Redemption or Repurchase.......................... Redemption of Shares
                                                       Conditions of Purchase
                                                        and Redemption
                                                       Exchanges
                                                       Other Services

9.  Legal Proceedings................................. Not Applicable

                           USAA TAX EXEMPT FUND, INC.

                              CROSS REFERENCE SHEET

                                     PART B


FORM N-1A ITEM NO.                                     SECTION IN STATEMENT OF
                             ADDITIONAL INFORMATION

10.  Cover Page....................................... Same

11.  Table of Contents................................ Same

12.  General Information and History.................. Not Applicable

13.  Investment Objectives and Policies............... Investment Policies
                                                       Investment Restrictions
                                                       Special Risk
                                                         Considerations
                                                         (California, New York,
                                                         and Virginia Funds SAIs
                                                         only)
                                                       Portfolio Transactions

14.  Management of the Registrant..................... Directors and Officers of
                                                         the Company

15.  Control Persons and Principal
     Holders of Securities............................ Directors and Officers of
                                                         the Company

16.  Investment Advisory and Other
     Services......................................... Directors and Officers of
                                                         the Company
                                                       The Company's Manager
                                                       General Information

17.  Brokerage Allocation and Other Practices......... Portfolio Transactions

18.  Capital Stock and Other Securities............... Further Description of
                                                         Shares

19.  Purchase, Redemption and Pricing
     of Securities Being Offered...................... Valuation of Securities
                                                       Additional Information
                                                         Regarding Redemption
                                                         of Shares
                                                       Investment Plans

20.  Tax Status....................................... Tax Considerations (Long-
                                                         Term, Intermediate-
                                                         Term, Short-Term and
                                                         Tax Exempt Money
                                                         Market Funds SAI only)
                                                       Certain Federal Income
                                                         Tax Considerations
                                                         (California, New York,
                                                         and Virginia Funds
                                                         SAIs only)
                                                       California Taxation
                                                         (California Funds SAI
                                                         only)
                                                       Virginia Taxation
                                                         (Virginia Funds SAI
                                                         only)

21.  Underwriters....................................  The Company's Manager

22.  Calculation of Performance Data.................  Calculation of
                                                         Performance Data

23.  Financial Statements............................  General Information

                                     PART A




                              Prospectuses for the

                    Long-Term, Intermediate-Term, Short-Term
                       and Tax Exempt Money Market Funds,
               California Bond and California Money Market Funds,
               New York Bond and New York Money Market Funds, and
                  Virginia Bond and Virginia Money Market Funds

                               are included herein

                                     Part A




                               Prospectus for the

                    Long-Term, Intermediate-Term, Short-Term
                        and Tax Exempt Money Market Funds

                           USAA TAX EXEMPT FUND, INC.
                            AUGUST 1, 1997 PROSPECTUS



USAA LONG-TERM FUND, USAA INTERMEDIATE-TERM FUND, USAA SHORT-TERM FUND and USAA TAX EXEMPT MONEY MARKET FUND (collectively, the Funds) are four of ten no-load mutual funds offered by USAA Tax Exempt Fund, Inc. (the Company). The Funds are managed by USAA Investment Management Company (the Manager).

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES?
The Funds have a common objective of providing investors with interest income that is exempt from federal income tax. The Tax Exempt Money Market Fund has a further objective of preserving capital and maintaining liquidity.
     The LONG-TERM, INTERMEDIATE-TERM, and SHORT-TERM FUNDS invest primarily in investment grade tax-exempt securities differentiated by maturity limitations. The average weighted portfolio maturity for the Long-Term Fund is 10 years or more, the Intermediate-Term Fund is between 3 and 10 years, and the Short-Term Fund is 3 years or less. Page 15.
     The TAX EXEMPT MONEY MARKET FUND invests in high quality tax-exempt securities with maturities of 397 days or less. The Manager will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Fund will endeavor to maintain a constant net asset value per share of $1.00. Page 16.

 HOW DO YOU BUY?
     Fund shares are sold on a continuous basis at the net asset value per share without a sales charge. Make your initial investment directly with the Manager by mail, in person, or in certain instances, by telephone. Page 19.

 HOW DO YOU SELL?
     You may redeem Fund shares by mail, telephone, fax, or telegraph on any day that the net asset value is calculated. Page 21.

     This Prospectus, which should be read and retained for future reference, provides information regarding the Company and the Funds that you should know before investing.

     SHARES OF THE USAA FUNDS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


     If you would like more information about the Funds, you may call 1-800-531-8181 to request a free copy of the most recent financial report and/or the Funds' Statement of Additional Information (SAI), dated August 1, 1997. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus (meaning it is legally a part of the Prospectus).


--------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


AN INVESTMENT IN THE TAX EXEMPT MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              TABLE OF CONTENTS

                                                               PAGE
                                  SUMMARY DATA
Fees and Expenses..............................................  3
Financial Highlights...........................................  4
Performance Information........................................ 12

                               USING MUTUAL FUNDS
USAA Family of No-Load Mutual Funds............................ 13
Using Mutual Funds in an Investment Program.................... 14

                        INVESTMENT PORTFOLIO INFORMATION
Investment Objectives and Policies............................. 15
    Long-Term Fund............................................. 15
    Intermediate-Term Fund..................................... 15
    Short-Term Fund............................................ 15
    Tax Exempt Money Market Fund............................... 16
Other Investment Information................................... 16


                             SHAREHOLDER INFORMATION
Purchase of Shares............................................. 19
Redemption of Shares........................................... 21
Conditions of Purchase and Redemption.......................... 23
Exchanges...................................................... 24
Other Services................................................. 24
Share Price Calculation........................................ 25
Dividends, Distributions and Taxes............................. 26
Management of the Company...................................... 27
Description of Shares.......................................... 28
Service Providers.............................................. 29
Telephone Assistance Numbers................................... 29


--------------------------------------------------------------------------------

                                FEES AND EXPENSES


The following summary,  which is based on actual expenses and average net assets
(ANA) of each Fund for the year ended March 31, 1997, is provided to assist you in understanding the expenses you will bear directly or indirectly as a Fund investor.


SHAREHOLDER TRANSACTION EXPENSES (APPLICABLE TO EACH FUND)
--------------------------------------------------------------------------------
Sales Load Imposed on Purchases..........................     None
Sales Load Imposed on Reinvested Dividends...............     None
Deferred Sales Load......................................     None
Redemption Fee*..........................................     None
Exchange Fee.............................................     None


ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF ANA)
--------------------------------------------------------------------------------

                                                      INTERMEDIATE-              TAX EXEMPT
                                          LONG-TERM      TERM       SHORT-TERM  MONEY MARKET
                                             FUND        FUND          FUND         FUND

Management Fees.........................     .28%        .28%          .28%          .28%
12b-1 Fees..............................     None        None          None          None
Other Expenses
    Transfer Agent Fees**...............  .06%        .06%          .08%          .06%
    Custodian Fees......................  .01%        .01%          .02%          .02%
    All Other Expenses..................  .02%        .02%          .03%          .03%
                                          ---         ---           ---           ---
Total Other Expenses....................     .09%        .09%          .13%          .11%
                                             ---         ---           ---           ---
Total Fund Operating Expenses...........     .37%        .37%          .41%          .39%
                                             ===         ===           ===           ===

--------------
   * A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 fee. See REDEMPTION OF SHARES - BANK WIRE.
  ** The Funds pay USAA Shareholder Account Services an annual fixed fee per account for its services. See TRANSFER AGENT in the SAI, page 13.

EXAMPLE OF EFFECT OF FUND EXPENSES
--------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment in one of the Funds below, assuming (1) 5% annual return and (2) redemption at the end of the periods shown:

                                          1 YEAR   3 YEARS   5 YEARS    10 YEARS
                                          ------   -------   -------    --------

Long-Term Fund............................   $4      $12       $21        $47
Intermediate-Term Fund....................   $4      $12       $21        $47
Short-Term Fund...........................   $4      $13       $23        $52
Tax Exempt Money Market Fund..............   $4      $13       $22        $49


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


The following per share operating performance for a share outstanding throughout each period in the ten-year period ended March 31, 1997, has been audited by KPMG Peat Marwick LLP. This table should be read in conjunction with the Funds' financial statements for the year ended March 31, 1997, and the auditors' report thereon, that appear in the Funds' Annual Report. Further performance information is contained in the Annual Report and is available upon request without charge.

LONG-TERM FUND:
                                                YEAR ENDED MARCH 31,
                                                --------------------

                                1997          1996           1995          1994          1993
                                ----          ----           ----          ----          ----
Net asset value at
   beginning of period    $    13.17     $    12.96     $    13.20     $    14.21    $   13.54
Net investment income            .79            .79            .79            .81          .88
Net realized and
   unrealized gain (loss)        .05            .21           (.16)          (.44)         .75
Distributions from net
   investment income            (.79)          (.79)          (.78)          (.82)        (.88)
Distributions of realized
   capital gains                -              -              (.09)          (.56)        (.08)
                          ----------     ----------     ----------    ----------     ---------
Net asset value at
   end of period          $    13.22     $    13.17     $    12.96     $    13.20    $   14.21
                          ==========     ==========     ==========     ==========    =========
Total return (%)*               6.51           7.88           5.07           2.36        12.46
Net assets at end of
   period (000)           $1,822,436     $1,804,116     $1,774,643     $1,831,693    $1,882,882
Ratio of expenses to
   average net assets (%)        .37            .37            .38            .38          .39
Ratio of net investment
   income to average net
   assets (%)                   5.95           5.99           6.23           5.69         6.35
Portfolio turnover (%)         40.78          53.25          64.72         109.28        88.27
------------

* Assumes reinvestment of all dividend income and capital gain distributions during the period.

                           FINANCIAL HIGHLIGHTS CONT.



LONG-TERM FUND:
                                                   YEAR ENDED MARCH 31,
                                                   --------------------

                                 1992            1991           1990         1989        1988
                                 ----            ----           ----         ----        ----
Net asset value at
   beginning of period       $    13.13     $    13.01     $    12.66     $  12.44    $  13.96
Net investment income               .92            .94            .95          .96         .97
Net realized and
   unrealized gain (loss)           .41            .12            .35          .22       (1.30)
Distributions from net
   investment income               (.92)           .94)          (.95)        (.96)       (.97)
Distributions of realized
   capital gains                    -              -             -            -           (.22)
                             ----------      ----------    ----------     --------    --------
Net asset value at
   end of period             $    13.54     $    13.13     $    13.01     $  12.66    $  12.44
                             ==========     ==========     ==========     ========    ========
Total return (%)*                 10.39           8.46          10.44         9.72       (2.01)
Net assets at end of
   period (000)              $1,638,848     $1,355,321     $1,172,842     $975,285    $823,375
Ratio of expenses to
   average net assets (%)           .40            .40            .43          .45         .51
Ratio of net investment
   income to average net
   assets (%)                      6.83           7.22           7.23         7.58        7.75
Portfolio turnover (%)            76.28          91.41          91.52       124.07      169.38

                           FINANCIAL HIGHLIGHTS CONT.



INTERMEDIATE-TERM FUND:
                                                  YEAR ENDED MARCH 31,
                                                  --------------------

                              1997           1996          1995          1994         1993
                              ----           ----          ----          ----         ----
Net asset value at
   beginning of period    $    12.77    $    12.50    $    12.48    $    12.90     $   12.29
Net investment income            .72           .71           .69           .69           .74
Net realized and
   unrealized gain (loss)        -             .27           .05          (.29)          .61
Distributions from net
   investment income           (.72)          (.71)         (.69)         (.69)         (.74)
Distributions of realized
   capital gains               -              -             (.03)         (.13)          -
                          ----------    -----------   ----------    ----------    ----------
Net asset value at
   end of period          $    12.77    $    12.77    $    12.50    $    12.48    $    12.90
                          ==========    ==========    ==========    ==========    ==========
Total return (%)*               5.80          7.97          6.16          3.06         11.29
Net assets at end of
   period (000)           $1,725,684    $1,660,039    $1,529,750    $1,559,183    $1,374,159
Ratio of expenses to
   average net assets (%)        .37           .38           .40           .40           .42
Ratio of net investment
   income to average net
   assets (%)                   5.65          5.54          5.63          5.30          5.85
Portfolio turnover (%)         23.05         27.51         27.26         69.45         74.02
------------



* Assumes reinvestment of all dividend income and capital gain distributions during the period.

                           FINANCIAL HIGHLIGHTS CONT.



INTERMEDIATE-TERM FUND:
                                                 YEAR ENDED MARCH 31,
                                                 -------------------

                               1992         1991          1990         1989         1988
                               ----         ----          ----         ----         ----
Net asset value at
   beginning of period       $  12.00     $  11.87     $  11.64     $  11.78     $  12.38
Net investment income             .79          .82          .83          .83          .84
Net realized and
   unrealized gain (loss)         .29          .13          .23         (.14)        (.58)
Distributions from net
   investment income             (.79)        (.82)        (.83)        (.83)        (.84)
Distributions of realized
   capital gains                   -          -             -            -           (.02)
                              --------    --------     --------    ---------     --------
Net asset value at
   end of period             $  12.29     $  12.00     $  11.87     $  11.64     $  11.78
                             ========     ========     ========     ========     ========
Total return (%)*                9.24         8.30         9.29         6.04         2.34
Net assets at end of
   period (000)              $893,874     $575,770     $471,381     $401,026     $345,997
Ratio of expenses to
   average net assets (%)         .44          .43          .46          .49          .56
Ratio of net investment
   income to average net
   assets (%)                    6.45         6.91         6.95         7.10         7.16
Portfolio turnover (%)          66.57        66.26        62.28       112.69       138.82

                           FINANCIAL HIGHLIGHTS CONT.



SHORT-TERM FUND:
                                                YEAR ENDED MARCH 31,
                                                --------------------

                                1997          1996        1995        1994           1993
                                ----          ----        ----        ----           ----
Net asset value at
   beginning of period       $  10.57      $ 10.47     $  10.48     $  10.63     $  10.48
Net investment income             .49          .50          .47          .45          .50
Net realized and
   unrealized gain (loss)         -            .10         (.01)        (.15)         .15
Distributions from net
   investment income            (.49)         (.50)        (.47)        (.45)        (.50)
Distributions of realized
   capital gains                 -            -            -            -             -
                             --------     --------     --------     --------     --------
Net asset value at
   end of period             $  10.57     $  10.57     $  10.47     $  10.48     $  10.63
                             ========     ========     ========     ========     ========
Total return (%)*                4.70         5.83         4.51         2.87         6.37
Net assets at end of
   period (000)              $804,897     $774,020     $801,157     $995,624     $862,182
Ratio of expenses to
   average net assets (%)         .41          .42          .42          .43          .43
Ratio of net investment
   income to average net
   assets (%)                    4.60         4.73         4.50         4.25         4.75
Portfolio turnover (%)          27.67        35.99        32.61       101.67       138.20
------------

* Assumes reinvestment of all dividend income and capital gain distribution during the period.

                          FINANCIAL HIGHLIGHTS CONT.



SHORT-TERM FUND:
                                                 YEAR ENDED MARCH 31,
                                                 --------------------

                               1992          1991         1990        1989           1988
                               ----          ----         ----        ----           ----
Net asset value at
   beginning of period       $  10.35     $   10.39    $  10.27     $  10.42     $  10.70
Net investment income             .59           .67         .67          .64          .61
Net realized and
   unrealized gain (loss)         .13         (.04)         .12         (.15)        (.24)
Distributions from net
   investment income             (.59)        (.67)        (.67)        (.64)        (.61)
Distributions of realized
   capital gains                 -            -             -             -          (.04)
                             --------     --------     ---------    --------     --------
Net asset value at
   end of period             $  10.48     $  10.35     $  10.39     $  10.27     $  10.42
                             ========     ========     ========     ========     ========
Total return (%)*                7.09         6.27         7.91         4.78         3.57
Net assets at end of
   period (000)              $680,075     $423,914     $279,028     $254,453     $244,703
Ratio of expenses to
   average net assets (%)         .48          .50          .52          .51          .56
Ratio of net investment
   income to average net
   assets (%)                    5.59         6.48         6.47         6.14         5.81
Portfolio turnover (%)         107.35        96.10        87.23       146.28       147.69

                           FINANCIAL HIGHLIGHTS CONT.



TAX EXEMPT MONEY MARKET FUND:
                                                 YEAR ENDED MARCH 31,
                                                 --------------------

                             1997          1996          1995           1994          1993
                             ----          ----          ----           ----          ----
Net asset value at
   beginning of period   $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
Net investment income           .03           .04           .03           .02           .03
Distributions from net
   investment income           (.03)         (.04)         (.03)         (.02)         (.03)
                         ----------    ----------    ----------    ----------    ----------
Net asset value at
   end of period         $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                         ==========    ==========    ==========    ==========    ==========
Total return (%)*              3.30          3.65          2.98          2.31          2.89
Net assets at end of
   period (000)          $1,565,634    $1,529,176    $1,456,747    $1,569,760    $1,501,098
Ratio of expenses to
   average net assets (%)       .39           .40           .39           .40           .40
Ratio of net investment
   income to average net
   assets (%)                  3.25          3.59          2.93          2.29          2.85
------------

* Assumes reinvestment of all dividend income distributions during the period.

                           FINANCIAL HIGHLIGHTS CONT.



TAX EXEMPT MONEY MARKET FUND:
                                               YEAR ENDED MARCH 31,
                                               --------------------

                             1992          1991        1990         1989         1988
                             ----          ----        ----         ----         ----
Net asset value at
   beginning of period   $     1.00    $     1.00    $   1.00    $   1.00    $   1.00
Net investment income           .04           .06         .06         .05         .05
Distributions from net
   investment income           (.04)         (.06)       (.06)       (.05)        (.05)
                         ----------    ----------    --------    --------    --------
Net asset value at
   end of period         $     1.00    $     1.00    $   1.00    $   1.00    $   1.00
                         ==========    ==========    ========    ========    ========
Total return (%)*              4.30          5.94        6.24        5.57        4.69
Net assets at end of
   period (000)          $1,483,554    $1,508,862    $990,050    $802,233    $619,085
Ratio of expenses to
   average net assets (%)       .39           .40         .42         .43         .43
Ratio of net investment
   income to average net
   assets (%)                  4.21          5.76        6.06        5.48        4.63


                             PERFORMANCE INFORMATION

Performance information should be considered in light of each Fund's investment objective and policies and market conditions during the time periods for which it is reported. Historical performance should not be considered as representative of the future performance of any Fund.
     The Company may quote a Fund's total return or yield in advertisements and reports to shareholders or prospective investors. A Fund's performance may also be compared to that of other mutual funds with similar investment objectives and relevant indexes that are referenced in APPENDIX B to the SAI. Standard total return and yield results reported by the Funds do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $10 fee for a delivery of redemption proceeds by wire transfer.
     Further information concerning yield and total return is included in the SAI.

TOTAL RETURN - A Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period which, when applied to a hypothetical $1,000 investment in the Fund at the beginning of the period, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions during the period.

YIELD - LONG-TERM, INTERMEDIATE-TERM, AND SHORT-TERM FUNDS. These Funds may advertise performance in terms of a 30-day yield quotation. The yield quotation is computed by dividing the net investment income per share earned during the period by the offering price per share on the last day of the period. This income is then annualized. For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation in a Fund's portfolio and all recurring charges are recognized.

YIELD - TAX EXEMPT MONEY MARKET FUND. The Fund may advertise its yield and effective yield. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized, that is, the amount of income generated by the investment during the week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.
     The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

TAX EQUIVALENT YIELD - The Funds may also utilize tax equivalent yields with adjustments for assumed income tax rates. See APPENDIX C - TAXABLE EQUIVALENT YIELD TABLE in the SAI for illustrations of this yield.

                       USAA FAMILY OF NO-LOAD MUTUAL FUNDS


The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide investors with the opportunity to formulate their own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about the Funds in the USAA Family of Funds, including charges and expenses, call the Manager for a Prospectus. Read it carefully before you invest or send money.


                           USAA TAX EXEMPT FUND, INC.
                                 Long-Term Fund
                             Intermediate-Term Fund
                                 Short-Term Fund
                          Tax Exempt Money Market Fund
                              California Bond Fund*
                          California Money Market Fund*
                               New York Bond Fund*
                           New York Money Market Fund*
                               Virginia Bond Fund*
                           Virginia Money Market Fund*


                             USAA MUTUAL FUND, INC.
                             Aggressive Growth Fund
                            Science & Technology Fund
                                   Growth Fund
                             First Start Growth Fund
                              S&P 500 Index Fund**
                              Growth & Income Fund
                                Income Stock Fund
                                   Income Fund
                              Short-Term Bond Fund
                                Money Market Fund


                              USAA INVESTMENT TRUST
                              Income Strategy Fund
                          Growth and Tax Strategy Fund
                             Balanced Strategy Fund
                            Cornerstone Strategy Fund
                              Growth Strategy Fund
                              Emerging Markets Fund
                                    Gold Fund
                               International Fund
                                World Growth Fund
                                   GNMA Trust
                           Treasury Money Market Trust

                            USAA STATE TAX-FREE TRUST
                          Florida Tax-Free Income Fund*
                       Florida Tax-Free Money Market Fund*
                           Texas Tax-Free Income Fund*
                        Texas Tax-Free Money Market Fund*



   *  Available for sale only to residents of these specific states.
  ** S&P is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

                   USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM


I. THE IDEA BEHIND  MUTUAL FUNDS

Mutual funds provide small investors some of the advantages enjoyed by wealthy investors. A relatively small investment can buy part of a widely diversified portfolio. That portfolio is managed by investment professionals, relieving the shareholder of the need to make individual stock or bond selections. The investor also enjoys conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result each shareholder owns an investment that in earlier times would have been available only to very wealthy people.

II.  USING FUNDS IN AN INVESTMENT PROGRAM
In choosing a mutual fund as an investment vehicle, the shareholder is foregoing some investment decisions, but must still make others. The decisions foregone are those involved with choosing individual securities. The Fund Manager will perform that function. In addition, the Manager will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.
     The shareholder, however, retains at least part of the responsibility for an equally important decision. This decision includes determining a portfolio of mutual funds that balances the investor's investment goals with his or her tolerance for risk. It is likely that this decision may involve the use of more than one fund of the USAA Family of Funds.
     For example, assume a shareholder wishes to pursue the higher yields usually available in the long-term bond market, but is also concerned about the possible price swings of the longer-term bonds. He or she could divide investments between the Long- Term Fund and the Tax Exempt Money Market Fund. This would create a portfolio with a higher yield than that of the money market and less volatility than that of the long-term market. This is just one example of how an individual could combine funds to create a portfolio tailored to his or her own risk and reward goals.

III.  USAA'S FAMILY OF FUNDS
The Manager offers investors another alternative in its asset strategy funds, the Income Strategy, Growth and Tax Strategy, Balanced Strategy, Cornerstone Strategy, and Growth Strategy Funds. These unique mutual funds provide a professionally managed diversified investment portfolio within a mutual fund. These Funds are designed for the shareholder who prefers to delegate the asset allocation process to an investment manager. The Funds are structured to achieve diversification across a number of investment categories.
    Whether you prefer to create your own mix of mutual funds or use an asset strategy fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our sales representatives stand ready to inform you of your choices and to help you craft a portfolio which meets your needs.

                       INVESTMENT OBJECTIVES AND POLICIES

                                 LONG-TERM FUND
                             INTERMEDIATE-TERM FUND
                                 SHORT-TERM FUND

INVESTMENT OBJECTIVE
The Funds have a common investment objective of providing investors with interest income that is exempt from federal income tax.

INVESTMENT  POLICIES
The Manager will pursue this common objective by investing each Fund's assets in tax-exempt securities, the interest from which, in the opinion of counsel, is excluded from gross income for federal income tax purposes, but may be subject to state and local taxes. It is a fundamental policy of each Fund that during normal market conditions the Fund's assets will be invested so that at least 80% of the Fund's annual income will be exempt from federal personal income tax and excluded from the calculation of federal alternative minimum taxes for individual taxpayers.

    Under normal market conditions, the Manager will invest the assets of each Fund so that at least 50% of the total market value of the tax-exempt securities is rated within the three highest long-term rating categories (at least A) by Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Group (S&P), or Fitch Investors Service, Inc. (Fitch), in the highest short-term rating category by Moody's, S&P, or Fitch, or, if a security is not rated by those rating agencies, it must be of equivalent investment quality as determined by the Manager. In no event will a security be purchased for a Fund unless it is rated at least investment grade; i.e., rated by Moody's, S&P, or Fitch at least in the fourth highest rating category for long-term securities, in the second highest rating category for short-term securities, or, if not rated by those rating agencies, determined by the Manager to be of equivalent investment quality. Securities rated in the lowest level of investment grade have speculative characteristics since adverse economic conditions and changing circumstances are more likely to have an adverse impact on such securities.

     If the rating of a security is downgraded, the Manager will determine whether it is in the best interest of the Fund's shareholders to continue to hold such security in the Fund's portfolio. Unless otherwise directed by the Board of Directors, if downgrades result in more than 5% of a Fund's net assets being invested in securities that are less than investment grade quality, the Manager will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets. For a more complete description of tax-exempt securities and their ratings, see APPENDIX A to the SAI.

FUND DIFFERENCES
These Funds are differentiated by their average weighted maturities of all the securities in the portfolios. Generally, the longer the maturity, the higher the yield and the greater the price volatility.

              MATURITY LIMITS

                         PORTFOLIO WEIGHTED
      FUND                    AVERAGE
      ----               ------------------
    Long-Term            10 years or more
Intermediate-Term           3-10 years
    Short-Term            3 years or less

     Within these limitations, a Fund may purchase individual securities with stated maturities greater than the Fund's weighted average maturity limits. In determining a security's maturity for purposes of calculating a Fund's average maturity, estimates of the expected time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity. For a discussion of the method of calculating the average weighted maturities of these Funds' portfolios, see INVESTMENT POLICIES in the SAI.

                          TAX EXEMPT MONEY MARKET FUND

INVESTMENT  OBJECTIVE
The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax while preserving capital and maintaining liquidity.

INVESTMENT POLICIES
The Manager will pursue this objective by investing the Fund's assets in tax-exempt securities, the interest from which, in the opinion of counsel, is excluded from gross income for federal income tax purposes, but may be subject to state and local taxes. It is a fundamental policy of the Fund that during normal market conditions the Fund's assets will be invested so that at least 80% of the Fund's annual income will be exempt from federal personal income tax and excluded from the calculation of federal alternative minimum taxes for individual taxpayers.
     The Fund will purchase only high quality securities that qualify as "eligible securities" under the SEC rules applicable to money market mutual funds. These securities must also be determined by the Manager to present minimal credit risk. In general, the category of eligible securities may include a security that is:

(1) issued or guaranteed by the U.S. Government or any agency or instrumentality thereof, including "prerefunded" and "escrowed to maturity" tax-exempt securities;

(2) rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO;

(3) unrated but issued by an issuer or guaranteed by a guarantor that has other comparable short-term debt obligations so rated; or

(4)  unrated but determined to be of comparable quality by the Manager.


     If a security is downgraded after purchase, the Manager will follow written procedures adopted by the Company's Board of Directors and a determination will be made as to whether it is in the best interest of the Fund's shareholders for the Fund to continue to hold the security.

     Current NRSROs include Moody's, S&P, Fitch, Duff & Phelps Inc., Thompson BankWatch, Inc., and IBCA Inc. For a description of tax-exempt securities and their ratings, see APPENDIX A to the SAI.
     Consistent with regulatory requirements, the Manager will purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Fund will endeavor to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.
     The Fund will also comply with the diversification requirements applicable to money market funds under regulations of the SEC. Generally, these requirements limit the Fund's investments in the securities of any issuer to no more than 5% of the Fund's assets, excluding securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

                          OTHER INVESTMENT INFORMATION

The investment objectives of the Funds may not be changed without shareholder approval. In view of the risks inherent in all investments in securities, there is no assurance that these objectives will be achieved. The investment policies and techniques used to pursue the Funds' objectives may be changed without shareholder approval, except as otherwise noted. Further information regarding the Funds' investment policies and restrictions is provided in the SAI.

TAX-EXEMPT SECURITIES
These securities include general obligation bonds, which are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest; revenue bonds, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power; lease obligations backed by the municipality's covenant to budget for the payments due under the lease obligation; and certain types of industrial development bonds issued by or on behalf of public authorities to obtain funds for privately-operated facilities, provided that the interest paid on such securities qualifies as exempt from federal income taxes.
     The value of the securities in which a Fund will invest generally fluctuates inversely with changes in prevailing interest rates. Changes in the creditworthiness of issuers and changes in other market factors such as the relative supply of and demand for tax-exempt bonds also create value fluctuations. Moreover, because each Fund invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to a Fund and affect its share price.

     Each Fund may on a temporary basis due to market or other conditions invest up to 100% of its assets in short-term securities whether or not exempt from federal income tax. Such taxable securities may consist of obligations of the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus and undivided profits in excess of $100 million; banker's acceptances of similar banks; commercial paper; and other corporate debt obligations.


INVESTMENT  TECHNIQUES
VARIABLE RATE SECURITIES - Each Fund may invest in tax-exempt securities that bear interest at rates which are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by a Fund depending on the proportion of such securities held.
     The market value of fixed coupon securities fluctuates with changes in prevailing interest rates, increasing in value when interest rates decline and decreasing in value when interest rates rise. The value of variable rate securities, however, is less affected by changes in prevailing interest rates because of the periodic adjustment of their coupons to a market rate. The shorter the period between adjustments, the smaller the impact of interest rate fluctuations on the value of these securities. The market value of tax-exempt variable rate securities usually tends toward par (100% of face value) at interest rate adjustment time.
     In the case of the Tax Exempt Money Market Fund only, any variable rate instrument with a demand feature will be deemed to have a maturity equal to either the date on which the underlying principal amount may be recovered through demand or the next rate adjustment date consistent with applicable regulatory requirements.

PUT BONDS - Each Fund may invest in tax-exempt securities (including securities with variable interest rates) which may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. For the Long-Term, Intermediate- Term, and Short-Term Funds, maturity for put bonds is deemed to be the date on which the put becomes exercisable. Generally, maturity for put bonds for the Tax Exempt Money Market Fund is determined as stated under Variable Rate Securities.

ZERO COUPON BONDS - Each Fund may invest in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its dividend, each Fund records as income the daily amortization of the purchase discount.

WHEN-ISSUED SECURITIES - Each Fund may invest in new issues of tax-exempt securities offered on a when-issued basis; that is, delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment. The Funds do not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement. Such securities can be sold before settlement date.
     Cash or high quality liquid debt securities equal to the amount of the when-issued commitments are segregated at the Fund's custodian bank. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or sale of the when-issued securities themselves.

MUNICIPAL LEASE OBLIGATIONS - Each Fund may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for the payments due under the lease obligation.
     Certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager will consider: (1) the credit quality of the obligor,
(2) whether the underlying property is essential to a governmental function, and
(3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

LIQUIDITY - Each of the Long-Term, Intermediate-Term and Short-Term Funds may invest up to 15% (10% with respect to the Tax Exempt Money Market Fund) of their net assets in illiquid securities.
     Lease obligations and certain put bonds that are subject to restrictions on transfer may be determined to be liquid in accordance with the guidelines established by the Board of Directors.
     In determining the liquidity of a lease obligation, the Manager will consider: (1) the frequency of trades and quotes for the lease obligation, (2) the number of dealers willing to purchase or sell the lease obligation and the number of other potential purchasers, (3) dealer undertakings to make a market in the lease obligation, (4) the nature of the marketplace trades, including the time needed to dispose of the lease obligation, the method of soliciting offers, and the mechanics of transfer, (5) whether the lease obligation is of a size that will be attractive to institutional investors, (6) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (7) such other factors as the Manager may determine to be relevant to such determination.
     In determining the liquidity of put bonds with restrictions on transfer, the Manager will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally guaranteeing performance on) the unconditional put or demand feature of the put bond.

INVESTMENT  RESTRICTIONS
The following  restrictions may not be changed without shareholder approval:

(1) No Fund may borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

(2) No Fund may invest more than 25% of its total assets in securities of issuers conducting their principal activities in the same state or securities issued in connection with the financing of projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds or electric power project revenue bonds.

(3) No Fund may, with respect to 75% of its total assets, purchase the securities of any issuer (except Government Securities, as such term is defined in the Investment Company Act of 1940, as amended (1940 Act)) if, as a result, the Fund would have more than 5% of the value of its total assets invested in the securities of such issuer.

                               PURCHASE OF SHARES

OPENING AN ACCOUNT
You may open an account and make an investment by any of the following methods. A complete, signed application is required together with a check for each new account.

TAX ID NUMBER
We require that each shareholder named on the account provide the Company with a social security number or tax identification number to avoid possible tax withholding requirements.


EFFECTIVE DATE
When you make a purchase, your purchase price will be the net asset value (NAV) per share next determined after the Fund receives your request in proper form. The NAV of each Fund is determined at the close of the regular trading session of the New York Stock Exchange (NYSE) each day the Exchange is open. If a Fund receives your request prior to that time, your purchase price will be the NAV per share determined for that day. If a Fund receives your request after the NAV per share is calculated, the purchase will be effective on the next business day.
     Because of the more lengthy clearing process and the need to convert foreign currency, a check drawn on a foreign bank will not be deemed received for the purchase of shares until such time as the check has cleared and the Manager has received good funds, which may take up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase. To avoid a delay in the effectiveness of your purchase, the Manager suggests that you convert your foreign check to U.S. dollars prior to investment in the Funds.

PURCHASE OF SHARES

MINIMUM INVESTMENTS
-------------------

Initial Purchase:          $3,000


Additional Purchases:      $50 - (Except transfers from brokerage accounts into
                           the Tax Exempt Market Fund, which are exempt from minimum)


HOW TO PURCHASE:
---------------

MAIL              o To open an account, send your application and check to:
                           USAA Investment Management Company
                           9800 Fredericksburg Rd., San Antonio, TX  78288
                  o  To add to your account,  send your check and the "Invest by
                     Mail"  stub  that  accompanies   your  fund's   transaction
                     confirmation to the Transfer Agent:
                           USAA Shareholder Account Services
                           9800 Fredericksburg Rd., San Antonio, TX  78288
                  o  To exchange by mail, call 1-800-531-8448 for instructions.

IN PERSON         o To open an account, bring your application and check to:
                           USAA Investment Management Company
                           USAA Federal Savings Bank
                           10750 Robert F. McDermott Freeway, San Antonio

AUTOMATICALLY     o Additional  purchases on a regular basis can be deducted
VIA                 from a bank account, paycheck, income-producing investment
ELECTRONIC          or from a USAA money market account. Sign up for these
FUNDS               services when opening an account or call 1-800-531-8448 to
TRANSFER            add these services.
                  o Purchases through payroll deduction ($25 minimum each pay period with (EFT) no initial investment) can be made by any employee of USAA, its subsidiaries or affiliated companies.

BANK WIRE         o To add to an account,  instruct your bank (which may
                    charge a fee for the service) to wire the specified amount to the Fund as follows:
                          State Street Bank and Trust Company, Boston, MA 02101 ABA#011000028
                          Attn:  USAA [Fund Name]
                          USAA AC-69384998
                          Shareholder(s) Name(s)_________________
                          Shareholder(s) Account Number___________________

PHONE             o If you have an  existing  USAA account  and  would  like to
1-800-531-8448      open a new account or if you would like to exchange to
                    another USAA fund, call for instructions. The new account must have the same registration as your existing account.
                  o  To add to an account,  intermittent  (as-needed)  purchases can be deducted from your bank account through our Buy/Sell Service. Call for instructions.

                              REDEMPTION OF SHARES


You may redeem shares of a Fund by any of the following methods on any day the NAV per share is calculated. Redemptions will be effective on the day instructions are received in accordance with the requirements set forth below. However, if instructions are received after the NAV per share calculation, redemption will be effective on the next business day.


REDEMPTION PROCEEDS
Redemption proceeds are distributed within seven days after the effective date of redemption. Payment for redemption of shares purchased by check or electronic funds transfer will not be disbursed until the purchase check or electronic funds transfer has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.
     In addition, the Company may elect to suspend the redemption of shares or postpone the date of payment during any period that the NYSE is closed, or trading in the markets the Company normally utilizes is restricted, or during any period that redemption is otherwise permitted to be suspended by the SEC.

HOW TO REDEEM:
-------------


WRITTEN,          o  Send your written instructions to:
FAX, OR                    USAA Shareholder Account Services
TELEGRAPH                  9800 Fredericksburg Rd., San Antonio, TX 78288
                  o  Send a signed fax to 1-800-292-8177, or send a telegraph to
                     USAA Shareholder Account Services.


     Written redemption requests must include the following: (1) a letter of instruction or stock assignment, and stock certificate (if issued), specifying the Fund and the number of shares or dollar amount to be redeemed; (2) signatures of all owners of the shares exactly as their names appear on the account; (3) other supporting legal documents, if required, as in the case of estates, trusts, guardianships, custodianships, partnerships, corporations, and pension and profit-sharing plans; and (4) method of payment.


PHONE             o Call toll free 1-800-531-8448, in San Antonio, 456-7202.


     Telephone redemption is automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Information is obtained prior to any discussion regarding an account including:
(1) USAA number or account number, (2) the name(s) on the account registration, and (3) social security number or tax identification number for the account registration. In addition, all telephone communications with a shareholder are recorded, and confirmations of all account transactions are sent to the address of record.

     Redemption by telephone, fax, or telegraph is not available for shares represented by stock certificates.

METHODS OF PAYMENT:
------------------

BANK WIRE         o Allows redemptions to be sent directly to your bank account.


     Establish this service when you apply for your account, or later upon request. Please obtain precise wiring instructions from your financial institution. USAA Shareholder Account Services (Transfer Agent) deducts a wire fee from the account for the redemption by wire. The fee as of the date of this Prospectus is $10 ($25 for wires to a foreign bank) and is subject to change at any time. The fee is paid to State Street Bank and Trust Company (SSB) and the Transfer Agent for their services in connection with the wire redemption. Your financial institution may also charge a fee for receiving funds by wire.


AUTOMATICALLY     o Systematic (regular) or intermittent (as-needed) redemptions
VIA EFT             can be credited to your bank account.

     Establish any of our electronic investing services when you apply for your account, or later upon request.

CHECK             o A check payable to the registered shareholder(s) will be
REDEMPTION          mailed to the address of record.

     This check redemption privilege is automatically established when your application is completed and accepted. There is a 15-day waiting period before a check redemption can be processed following a telephone address change. Should you wish to redeem shares within the 15 days following a telephone address change, you may do so by providing written instructions by mail or facsimile.

CHECKWRITING      o Checks  can be  issued  for your  Short-Term  Fund or Tax
                    Exempt Money Market Fund accounts.


     To establish your checkwriting privilege (CWP), complete the signature card which accompanies the application form or Shareholder Services Guide, or request and complete the signature card separately. There is no charge for the use of checks nor for subsequent reorders. This privilege is subject to SSB's rules and regulations governing checking accounts. Checks must be written for an amount of at least $250. Checks written for less than $250 will be returned. Checkwriting may not be used to close an account because the value of the account changes daily as dividends are accrued.

     When a check is presented to the Transfer Agent for payment, a sufficient number of full and fractional shares in the investor's account will be redeemed to cover the amount of the check. Checks will be returned if there are insufficient shares to cover the amount of the check. Presently, there is a $15 processing fee assessed against an account for any redemption check not honored by a clearing or paying agent. A check paid during the month will be returned to the shareholder by separate mail. Checkwriting fees are subject to change at any time. The Company, the Transfer Agent and SSB each reserve the right to change or suspend the checkwriting privilege upon 30 days' written notice to participating shareholders. See the SAI for further information.
     You may request that the Transfer Agent stop payment on a check. The Transfer Agent will use its best efforts to execute stop payment instructions, but does not guarantee that such efforts will be effective. A $10 charge will be made for each stop payment requested by a shareholder.

                      CONDITIONS OF PURCHASE AND REDEMPTION


NONPAYMENT
If any order to purchase shares is cancelled due to nonpayment or if the Company does not receive good funds either by check or electronic funds transfer, the Transfer Agent will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES
You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.

ACCOUNT BALANCE
Beginning in September 1998, and occurring each September thereafter, the Transfer Agent will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will be used to reduce total transfer agency fees paid by each Fund to the Transfer Agent. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA or UTMA); (3) all (non IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).


COMPANY RIGHTS The Company reserves the right to:

(1) reject purchase or exchange orders when in the best interest of the Company;

(2) limit or discontinue the offering of shares of any portfolio of the Company without notice to the shareholders;


(3) impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); provided, however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and the required notice has been given to shareholders;


(4) require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The section ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI contains information on acceptable guarantors;


(5)  redeem an account  with a balance of less than 50 full  shares,  subject to
     certain   limitations   described  in  ADDITIONAL   INFORMATION   REGARDING
     REDEMPTION OF SHARES in the SAI.

                                    EXCHANGES

EXCHANGE PRIVILEGE

The Exchange Privilege is automatically established when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and that the shares to be acquired are offered in your state of residence. Exchange redemptions and purchases will be processed simultaneously at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event. Accordingly, when exchanging shares, you may realize a capital gain or loss.

     The Funds have undertaken certain procedures regarding telephone transactions. See REDEMPTION OF SHARES - PHONE.

EXCHANGE LIMITATIONS, EXCESSIVE TRADING
To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. Exchanges out of any Fund in the USAA Family of Funds are limited for each account to six per calendar year except that there is no limitation on exchanges out of the Tax Exempt Short- Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds.

                                 OTHER SERVICES

INVESTMENT  PLANS

AUTOMATIC INVESTMENT PLANS - You may establish an automatic investment plan by completing the appropriate forms, if any. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. Call the Manager to obtain instructions. More information about these preauthorized plans is contained in the SAI.

o INVESTRONIC(R) - The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

o DIRECT PURCHASE SERVICE - The periodic purchase of shares through electronic funds transfer from an employer (including government allotments), an income-producing investment, or an account with a participating financial institution.


o AUTOMATIC PURCHASE PLAN - The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund.

o BUY/SELL SERVICE - The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

o SYSTEMATIC WITHDRAWAL PLAN - The periodic redemption of shares from one of your accounts permitting you to receive a fixed amount of money monthly or quarterly.

o DIRECTED DIVIDENDS - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

SHAREHOLDER STATEMENTS AND REPORTS
You will receive a confirmation after each account transaction in your Long-Term Fund, Intermediate-Term Fund and Short-Term Fund except:

(1)  a reinvested dividend;

(2) a payment you make under the InvesTronic(R), Direct Purchase Service, Automatic Purchase Plan, or Directed Dividends investment plans; or

(3)  a redemption you make under the Systematic Withdrawal Plan.

     If you own shares in the Tax Exempt Money Market Fund, you will receive a confirmation for purchases or redemptions by check and exchanges. If that money market fund account had activity other than reinvested dividends, such as wire purchases or redemptions or purchases under the InvesTronic(R), Direct Purchase Service, Automatic Purchase Plan or Directed Dividends investment plans, you will receive a monthly statement that will reflect quarter-to-date account activity.
     At the end of each quarter, you will receive a consolidated statement for all of your mutual fund accounts, regardless of account activity. The fourth quarter consolidated statement will reflect all account activity for the prior tax year. There will be a $10 fee charged for copies of historical statements for other than the prior tax year for any one account. You will receive a Fund's financial statements with a summary of its investments and performance at least semiannually.
     In an effort to reduce expenses and respond to shareholders' requests to reduce mail, the Company intends to consolidate mailings of Annual and Semiannual Reports to households having multiple accounts with the same address of record. One copy of each report will be furnished to that address. You may request additional reports by notifying the Company.

TELEPHONE ASSISTANCE
Call our telephone assistance numbers for specific forms, a copy of the SAI, the most recent Annual Report and/or Semiannual Report, or if you have any questions concerning any of the services offered.

                             SHARE PRICE CALCULATION

The price at which shares of the Funds are purchased and redeemed by shareholders is equal to the NAV per share determined on the effective date of the purchase or redemption.

WHEN
The NAV per share for each Fund is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time. You may buy and sell Fund shares at the NAV per share without a sales charge.

HOW
The NAV per share is calculated by adding the value of all securities and other assets in a Fund, deducting liabilities, and dividing by the number of shares outstanding. Securities of the Long-Term, Intermediate-Term, and Short-Term Funds are valued each business day at their current market value as determined by a pricing service approved by the Board of Directors. Securities which cannot be valued by the pricing service, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors. In addition, securities purchased with maturities of 60 days or less and all securities of the Tax Exempt Money Market Fund are stated at amortized cost.
     For additional information, see VALUATION OF SECURITIES in the SAI.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND  DISTRIBUTIONS
Net investment income of each Fund is accrued daily and distributed to shareholders on the last business day of each month. Net capital gains, if any, generally will be distributed at least annually. The Funds intend to make such additional distributions as may be necessary to avoid the imposition of any federal excise tax.
     All shares purchased will begin accruing dividends on the day following the effective date of the purchase and will receive dividends through the effective date of redemption.
     All income dividends and capital gain distributions are automatically reinvested, unless the shareholder specifies otherwise. The share price will be the net asset value of the Fund shares computed on the ex- dividend date. Any capital gain distribution paid by a Fund (other than the Tax Exempt Money Market
Fund) will reduce the NAV per share by the amount of the distribution. An investor should consider carefully the effects of purchasing shares of a Fund shortly before any capital gain distribution. Although in effect a return of capital, these distributions are subject to taxes.

     Any dividend or distribution payment returned to the Manager as not deliverable will be invested in the shareholder's Fund account at the then-current NAV per share. If any check for the payment of dividends or distributions is not cashed within six months from the date on the check, it becomes void. The amount of the check will then be invested in the shareholder's Fund account at the then-current NAV per share.


FEDERAL TAXES
The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The following discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, shareholders are urged to consult their own tax advisers about the status of distributions from a Fund in their own states and localities.

FUND - Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By complying with the applicable provisions of the Code, none of the Funds will be subject to federal income tax on its net investment income and net capital gains (capital gains in excess of capital losses) distributed to shareholders.


SHAREHOLDER - Dividends of net tax-exempt interest income paid by a Fund are excluded from a shareholder's gross income for federal income tax purposes. Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. However, it is expected that any taxable net investment income will be minimal in relation to the tax-exempt interest generated by a Fund.

     Distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares, and regardless of the length of time the investor has held the shares of a Fund.
     Redemptions, including exchanges, are subject to income tax, based on the difference between the cost of shares when purchased and the price received upon redemption or exchange.
     Tax-exempt interest from private activity bonds (for example, industrial development revenue bonds) issued after August 7, 1986, although otherwise exempt from federal tax, is treated as a tax preference item for purposes of the alternative minimum tax. For corporations, all tax-exempt interest will be considered in calculating the alternative minimum tax as part of the adjusted current earnings.

WITHHOLDING - Each Fund is required by federal law to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who fails to furnish the Fund with a correct tax identification number, who underreports dividend or interest income, or who fails to certify that he is not subject to withholding. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your tax identification number is correct and that you are not currently subject to backup withholding.

REPORTING - Each Fund will report annually to its shareholders the federal tax status of dividends and distributions paid or declared by each Fund during the preceding calendar year, including the portion of the dividends constituting interest on private activity bonds, and the percentage and source, on a state-by-state basis, of interest income earned on tax-exempt securities held by the Fund during the preceding year.



                            MANAGEMENT OF THE COMPANY

The business affairs of the Company are subject to the supervision of the Board of Directors.

     The Manager, USAA Investment Management Company (IMCO), was organized in May 1970 and is an affiliate of United Services Automobile Association (USAA), a large diversified financial services institution. As of the date of this Prospectus, the Manager had approximately $35 billion in total assets under management. The Manager's mailing address is 9800 Fredericksburg Rd., San Antonio, TX 78288.

     Officers and employees of the Manager are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Joint Code of Ethics adopted by the Company and the Manager. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with SEC rules and regulations.


ADVISORY  AGREEMENT
The Manager serves as the manager and investment adviser of the Company, providing services under an Advisory Agreement. Under the Advisory Agreement, the Manager is responsible for the management of the business affairs, investment portfolios and placement of brokerage orders, subject to the authority of and supervision by the Board of Directors.
    For its services under the Advisory Agreement, each Fund pays the Manager an annual fee which is computed as a percentage of that Fund's ANA, accrued daily, and paid monthly. The fee for each Fund was computed and paid at twenty-eight one-hundredths of one percent (.28%) of ANA for the fiscal year ended March 31, 1997.

OPERATING EXPENSES
For the fiscal year ended March 31, 1997, the total operating expenses for each Fund as a percentage of that Fund's ANA equaled .37% for the Long-Term Fund,
 .37% for the Intermediate-Term Fund, .41% for the Short-Term Fund, and .39% for the Tax Exempt Money Market Fund.


PORTFOLIO MANAGERS
The following individuals are primarily responsible for managing the Funds.


LONG-TERM FUND
Kenneth E. Willmann, Vice President of Fixed Income Investments since December 1986, has managed the Fund since its inception in March 1982. He has 23 years investment management experience and has worked for IMCO for 20 years. Mr. Willmann earned the Chartered Financial Analyst (CFA) designation in 1978 and is a member of the Association for Investment Management and Research (AIMR), San Antonio Financial Analysts Society, Inc. (SAFAS), and the National Federation of Municipal Analysts (NFMA). He holds an MBA and a BA from the University of Texas.

INTERMEDIATE-TERM AND SHORT-TERM FUNDS
Clifford A. Gladson, Assistant Vice President of Fixed Income Investments since November 1994, has managed the Funds since April 1993 and April 1994, respectively. He has ten years investment management experience and has worked for IMCO for seven years where he has held various positions in Fixed Income Investments. Mr. Gladson earned the CFA designation in 1990 and is a member of the AIMR, SAFAS and NFMA. He holds an MS from the University of Wisconsin, Milwaukee and a BS from Marquette University.

TAX EXEMPT MONEY MARKET FUND
Thomas G. Ramos, Vice President of Money Market Funds since September 1996, has managed the Fund since August 1994. Mr. Ramos has 19 years investment management experience and has worked for IMCO for 15 years where he has held various positions in Fixed Income Investments. Mr. Ramos earned the CFA designation in 1983 and is a member of the AIMR, SAFAS, and NFMA. He holds an MBA from the University of California, an MA from St. Mary's University and a BA from Yale University.


                              DESCRIPTION OF SHARES


The Company is an open-end management investment company incorporated under the laws of the State of Maryland on November 16, 1981. The Company is authorized to issue shares in separate portfolios. Ten such portfolios have been established, four of which are described in this Prospectus. Each of the four Funds is classified as diversified. Under the Company's charter, the Board of Directors is authorized to create new portfolios in addition to those already existing without the approval of the shareholders of the Company.

     Under the provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Ordinarily, no shareholder meeting will be held unless required by the 1940 Act. The Directors may fill vacancies on the Board or appoint new Directors provided that immediately after such action at least two-thirds of the Directors have been elected by shareholders.
     Shareholders are entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset value of the shares. For matters affecting an individual portfolio, a separate vote of the shareholders of that portfolio is required.

                                SERVICE PROVIDERS

UNDERWRITER/           USAA Investment Management Company
DISTRIBUTOR            9800 Fredericksburg Rd., San Antonio, Texas 78288.

TRANSFER               USAA Shareholder Account Services
AGENT                  9800 Fredericksburg Rd., San Antonio, Texas 78288.

CUSTODIAN              State Street Bank and Trust Company
                       P.O. Box 1713, Boston, Massachusetts 02105.

LEGAL                  Goodwin, Procter & Hoar LLP
COUNSEL                Exchange Place, Boston, Massachusetts 02109.

INDEPENDENT            KPMG Peat Marwick LLP
AUDITORS               112 East Pecan, Suite 2400, San Antonio, Texas 78205.




                              TELEPHONE ASSISTANCE

                         (Call toll free - Central Time)
                      Monday-Friday 8:00 a.m. to 8:00 p.m.
                        Saturday 8:30 a.m. to 5:00 p.m.

                    For further information on mutual funds:
                                 1-800-531-8181
                             In San Antonio 456-7211
                For account servicing, exchanges or redemptions:
                                 1-800-531-8448
                             In San Antonio 456-7202
                            RECORDED 24 HOUR SERVICE

                            MUTUAL FUND PRICE QUOTES
                                (From any phone)
                                 1-800-531-8066
                             In San Antonio 498-8066

                            MUTUAL FUND TOUCHLINE(R)
                          (From Touchtone phones only)
             For account balance, last transaction or fund prices:
                                 1-800-531-8777
                             In San Antonio 498-8777

                                     Part A




                               Prospectus for the

                               California Bond and
                          California Money Market Funds

                              USAA CALIFORNIA FUNDS
                            AUGUST 1, 1997 PROSPECTUS


USAA CALIFORNIA BOND FUND and USAA CALIFORNIA MONEY MARKET FUND (collectively, the Funds or the California Funds) are two of ten no-load mutual funds offered by USAA Tax Exempt Fund, Inc. (the Company). The Funds are managed by USAA Investment Management Company (the Manager).

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES?
     The Funds have a common objective of providing California investors with a high level of current interest income that is exempt from federal and California state income taxes. The California Money Market Fund has a further objective of preserving capital and maintaining liquidity. Each Fund has separate investment policies to achieve its objective.
     The CALIFORNIA BOND FUND invests primarily in long-term investment grade California tax-exempt securities. The Fund's average portfolio maturity is not restricted, but is expected to be greater than 10 years.
Page 11.
     The CALIFORNIA MONEY MARKET FUND invests in high quality California tax-exempt securities with maturities of 397 days or less. The Manager will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Fund will endeavor to maintain a constant net asset value per share of $1.00. Page 11.

  HOW DO YOU BUY?
Fund shares are sold on a continuous basis at the net asset value per share without a sales charge. Make your initial investment directly with the Manager by mail, in person, or in certain instances, by telephone. Page 15.

 HOW DO YOU SELL?
You may redeem Fund shares by mail, telephone, fax, or telegraph on any day that the net asset value is calculated. Page 17.

     Shares of the California Funds are authorized for sale only to residents of the State of California. The delivery of this Prospectus shall not constitute an offer in any state in which shares of the California Funds may not lawfully be made.

     SHARES OF THE USAA CALIFORNIA FUNDS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     This Prospectus, which should be read and retained for future reference, provides information regarding the Company and the California Funds that you should know before investing.


     If you would like more information about the Funds, you may call 1-800-531-8181 to request a free copy of the most recent financial report and/or the Funds' Statement of Additional Information (SAI), dated August 1, 1997. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus (meaning it is legally a part of the Prospectus).

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN  INVESTMENT  IN THE  CALIFORNIA  MONEY  MARKET  FUND IS NEITHER  INSURED  NOR
GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. THIS FUND MAY INVEST A SIGNIFICANT PERCENTAGE OF ITS ASSETS IN A SINGLE ISSUER, AND THEREFORE AN INVESTMENT IN THE FUND MAY BE RISKIER THAN AN INVESTMENT IN OTHER TYPES OF MONEY MARKET FUNDS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

                                                              PAGE
                                  SUMMARY DATA
Fees and Expenses..............................................  3
Financial Highlights...........................................  4
Performance Information........................................  8

                               USING MUTUAL FUNDS
USAA Family of No-Load Mutual Funds............................  9
Using Mutual Funds in an Investment Program.................... 10

                        INVESTMENT PORTFOLIO INFORMATION
Investment Objectives and Policies............................. 11
 California Bond Fund.........................................  11
 California Money Market Fund.................................  11
Other Investment Information................................... 12

                             SHAREHOLDER INFORMATION
Purchase of Shares............................................. 15
Redemption of Shares........................................... 17
Conditions of Purchase and Redemption.......................... 19
Exchanges...................................................... 20
Other Services................................................. 20
Share Price Calculation........................................ 21
Dividends, Distributions and Taxes............................. 22
Management of the Company...................................... 24
Description of Shares.......................................... 25
Service Providers.............................................. 25
Telephone Assistance Numbers................................... 25

--------------------------------------------------------------------------------

                                FEES AND EXPENSES


The following summary,  which is based on actual expenses and average net assets
(ANA) of each Fund for the year ended March 31, 1997, is provided to assist you in understanding the expenses you will bear directly or indirectly as a Fund investor.


SHAREHOLDER TRANSACTION EXPENSES (APPLICABLE TO EACH FUND)
--------------------------------------------------------------------------------
Sales Load Imposed on Purchases..........................     None
Sales Load Imposed on Reinvested Dividends...............     None
Deferred Sales Load......................................     None
Redemption Fee*..........................................     None
Exchange Fee.............................................     None


ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF ANA)
--------------------------------------------------------------------------------

                                                     CALIFORNIA      CALIFORNIA
                                                        BOND        MONEY MARKET
                                                        FUND             FUND

Management Fees....................................     .32%             .32%
12b-1 Fees.........................................     None             None
Other Expenses
    Transfer Agent Fees**..........................  .05%             .07%
    Custodian Fees.................................  .02%             .03%
    All Other Expenses.............................  .02%             .03%
                                                     ---              ---
Total Other Expenses...............................     .09%             .13%
                                                        ---              ---
Total Fund Operating Expenses......................     .41%             .45%
                                                        ===              ===
--------------
 * A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 fee. See REDEMPTION OF SHARES - BANK WIRE.
** The Funds pay USAA Shareholder Account Services an annual fixed fee per account for its services. See TRANSFER AGENT in the SAI, page 17.

EXAMPLE OF EFFECT OF FUND EXPENSES
--------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment in one of the Funds below, assuming (1) 5% annual return and (2) redemption at the end of the periods shown:

                                           1 YEAR  3 YEARS  5 YEARS    10 YEARS
                                           ------  -------  -------    --------
 California Bond Fund......................   $4     $13      $23        $52
 California Money Market Fund..............   $5     $14      $25        $57


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


The following per share operating performance for a share outstanding throughout each period in the eight-year period ended March 31, 1997, has been audited by KPMG Peat Marwick LLP. This table should be read in conjunction with the Funds' financial statements for the year ended March 31, 1997, and the auditors' report thereon, that appear in the Funds' Annual Report. Further performance information is contained in the Annual Report and is available upon request without charge.

CALIFORNIA BOND FUND:
                                                  YEAR ENDED MARCH 31,
                                                  --------------------

                                   1997        1996        1995         1994         1993
                                   ----          ----      ----         ----         ----
Net asset value at
   beginning of period         $   10.43    $  10.10     $  10.03    $   10.75     $  10.25
Net investment income                .61         .60          .59          .59          .62
Net realized and
   unrealized gain (loss)            .07         .33          .07         (.52)         .62
Distributions from net
   investment income               (.61)        (.60)        (.59)        (.59)        (.62)
Distributions of realized
   capital gains                   -             -           -            (.20)        (.12)
                               --------     --------     --------     --------     --------
Net asset value at
   end of period               $  10.50     $  10.43     $  10.10     $  10.03     $  10.75
                               ========     ========     ========     ========     ========
Total return (%)**                 6.60         9.35         6.89          .31        12.56
Net assets at end of
   period (000)                $440,231     $409,180     $372,877     $382,766     $386,933
Ratio of expenses to
   average net assets (%)           .41          .42          .44          .44          .46
Ratio of net investment
   income to average net
   assets (%)                      5.74         5.74         5.98         5.40         5.94
Portfolio turnover (%)            23.72        23.09        28.86       102.85        86.53
--------------

   *  Fund commenced operations August 1, 1989.
  ** Assumes reinvestment of all dividend income and capital gains distributions during the period.
  (a) Based on actual expenses for the period, after giving effect to reimbursements of expenses by the Manager. Absent such reimbursements the Fund's ratios would have been:

                                       YEAR ENDED MARCH 31,
                                       -------------------
                                       1991          1990*
                                       ----          -----
Ratio of expenses to
   average net assets (%)                .54           .74(b)
Ratio of net investment
   income to average net
   assets (%)                           6.69          6.57(b)

 (b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

                           FINANCIAL HIGHLIGHTS CONT.



CALIFORNIA BOND FUND:
                                           YEAR ENDED MARCH 31,
                                           --------------------
                                      1992         1991         1990*
                                      ----         ----         -----
Net asset value at
   beginning of period            $   9.98      $   9.75       $  10.00
Net investment income                  .66           .66            .44
Net realized and
   unrealized gain (loss)              .27           .23           (.25)
Distributions from net
   investment income                  (.66)         (.66)          (.44)
Distributions of realized
   capital gains                       -             -             -
                                  --------      --------       --------
Net asset value at
   end of period                  $  10.25      $   9.98       $   9.75
                                  ========      ========       ========
Total return (%)**                    9.52          9.46           1.97
Net assets at end of
   period (000)                   $305,834      $192,344       $107,539
Ratio of expenses to
   average net assets (%)               .48          .50(a)         .50(a)(b)
Ratio of net investment
   income to average net
   assets (%)                          6.44         6.73(a)        6.81(a)(b)
Portfolio turnover (%)                50.61        72.67         135.61

                           FINANCIAL HIGHLIGHTS CONT.



CALIFORNIA MONEY MARKET FUND:
                                              YEAR ENDED MARCH 31,
                                              --------------------

                              1997         1996         1995         1994         1993
                              ----         ----         ----         ----         ----
Net asset value at
   beginning of period     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
Net investment income           .03          .04          .03          .02          .03
Distributions from net
   investment income           (.03)        (.04)        (.03)        (.02)        (.03)
                           --------     --------     --------     --------     --------
Net asset value at
   end of period           $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                           ========     ========     ========     ========     ========
Total return (%)**             3.23         3.58         2.94         2.22         2.66
Net assets at end of
   period (000)            $341,128     $296,349     $266,764     $247,303     $219,097
Ratio of expenses to
   average net assets (%)       .45          .47          .47          .49          .50
Ratio of net investment
   income to average net
   assets (%)                  3.19         3.52         2.91         2.19         2.63

--------------
 *  Fund commenced operations August 1, 1989.
**  Assumes reinvestment of all dividend income distributions during the period.
(a) Based on actual expenses for the period, after giving effect to reimbursements of expenses by the Manager. Absent such reimbursements the Fund's ratios would have been:

                                       YEAR ENDED MARCH 31,
                                       -------------------
                                       1991           1990*
                                       ----           -----
Ratio of expenses to
   average net assets (%)                .55          .76(b)
Ratio of net investment
   income to average net
   assets (%)                           5.21         5.25(b)

(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

                           FINANCIAL HIGHLIGHTS CONT.



CALIFORNIA MONEY MARKET FUND:
                                          YEAR ENDED MARCH 31,
                                          --------------------
                                     1992           1991       1990*
                                     ----           ----       -----
Net asset value at
   beginning of period            $   1.00     $    1.00      $  1.00
Net investment income                  .04           .05          .04
Distributions from net
   investment income                  (.04)         (.05)        (.04)
                                  --------      --------      -------
Net asset value at
   end of period                  $   1.00      $   1.00      $  1.00
                                  ========      ========      =======
Total return (%)**                    4.03          5.44         3.70
Net assets at end of
   period (000)                   $229,328      $197,254      $97,782
Ratio of expenses to
   average net assets (%)              .50           .50(a)       .50(a)(b)
Ratio of net investment
   income to average net
   assets (%)                         3.94          5.26(a)      5.51(a)(b)

                             PERFORMANCE INFORMATION

Performance information should be considered in light of each Fund's investment objective and policies and market conditions during the time periods for which it is reported. Historical performance should not be considered as representative of the future performance of either Fund.
     The Company may quote a Fund's total return or yield in advertisements and reports to shareholders or prospective investors. A Fund's performance may also be compared to that of other mutual funds with similar investment objectives and relevant indexes that are referenced in APPENDIX B to the SAI. Standard total return and yield results reported by the Funds do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $10 fee for a delivery of redemption proceeds by wire transfer.
     Further information concerning yield and total return is included in the SAI.

TOTAL RETURN - CALIFORNIA BOND FUND. The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period which, when applied to a hypothetical $1,000 investment in the Fund at the beginning of the period, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions during the period.


YIELD - CALIFORNIA BOND FUND. The Fund may advertise performance in terms of a 30- day yield quotation. The yield quotation is computed by dividing the net investment income per share earned during the period by the offering price per share on the last day of the period. This income is then annualized. For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation in a Fund's portfolio and all recurring charges are recognized.


YIELD - CALIFORNIA MONEY MARKET FUND. The Fund may advertise its yield and effective yield. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized, that is, the amount of income generated by the investment during the week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.
    The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

TAX EQUIVALENT YIELD - The Funds may also utilize tax equivalent yields with adjustments for assumed income tax rates. See APPENDIX C - TAXABLE EQUIVALENT YIELD TABLE in the SAI for illustrations of this yield.

                       USAA FAMILY OF NO-LOAD MUTUAL FUNDS


The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide investors with the opportunity to formulate their own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about the Funds in the USAA Family of Funds, including charges and expenses, call the Manager for a Prospectus. Read it carefully before you invest or send money.


                           USAA TAX EXEMPT FUND, INC.
                                 Long-Term Fund
                             Intermediate-Term Fund
                                 Short-Term Fund
                          Tax Exempt Money Market Fund
                              California Bond Fund*
                          California Money Market Fund*
                               New York Bond Fund*
                           New York Money Market Fund*
                               Virginia Bond Fund*
                           Virginia Money Market Fund*


                             USAA MUTUAL FUND, INC.
                             Aggressive Growth Fund
                            Science & Technology Fund
                                   Growth Fund
                             First Start Growth Fund
                              S&P 500 Index Fund**
                              Growth & Income Fund
                                Income Stock Fund
                                   Income Fund
                              Short-Term Bond Fund
                                Money Market Fund


                              USAA INVESTMENT TRUST
                              Income Strategy Fund
                          Growth and Tax Strategy Fund
                             Balanced Strategy Fund
                            Cornerstone Strategy Fund
                              Growth Strategy Fund
                              Emerging Markets Fund
                                    Gold Fund
                               International Fund
                                World Growth Fund
                                   GNMA Trust
                           Treasury Money Market Trust

                            USAA STATE TAX-FREE TRUST
                          Florida Tax-Free Income Fund*
                       Florida Tax-Free Money Market Fund*
                           Texas Tax-Free Income Fund*
                        Texas Tax-Free Money Market Fund*



   *  Available for sale only to residents of these specific states.
  ** S&P is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

                   USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I. THE IDEA BEHIND  MUTUAL FUNDS

Mutual funds provide small investors some of the advantages enjoyed by wealthy investors. A relatively small investment can buy part of a widely diversified portfolio. That portfolio is managed by investment professionals, relieving the shareholder of the need to make individual stock or bond selections. The investor also enjoys conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result each shareholder owns an investment that in earlier times would have been available only to very wealthy people.

II.  USING FUNDS IN AN INVESTMENT PROGRAM
In choosing a mutual fund as an investment vehicle, the shareholder is foregoing some investment decisions, but must still make others. The decisions foregone are those involved with choosing individual securities. The Fund Manager will perform that function. In addition, the Manager will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.
     The shareholder, however, retains at least part of the responsibility for an equally important decision. This decision includes determining a portfolio of mutual funds that balances the investor's investment goals with his or her tolerance for risk. It is likely that this decision may involve the use of more than one fund of the USAA Family of Funds.
     For example, assume a shareholder wishes to pursue the higher yields usually available in the long-term bond market, but is also concerned about the possible price swings of the long-term bonds. He or she could divide investments between the California Bond Fund and the California Money Market Fund. This would create a portfolio with a higher yield than that of the money market and less volatility than that of the long-term market. This is just one example of how an individual could combine funds to create a portfolio tailored to his or her own risk and reward goals.

III.  USAA'S FAMILY OF FUNDS
The Manager offers investors another alternative in its asset strategy funds, the Income Strategy, Growth and Tax Strategy, Balanced Strategy, Cornerstone Strategy and Growth Strategy Funds. These unique mutual funds provide a professionally managed diversified investment portfolio within a mutual fund. These Funds are designed for the shareholder who prefers to delegate the asset allocation process to an investment manager. The Funds are structured to achieve diversification across a number of investment categories.
    Whether you prefer to create your own mix of mutual funds or use an asset strategy fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our sales representatives stand ready to inform you of your choices and to help you craft a portfolio which meets your needs.

                       INVESTMENT OBJECTIVES AND POLICIES


INVESTMENT  OBJECTIVES
The Funds have a common investment objective of providing California investors with a high level of current interest income that is exempt from federal and California state income taxes. The California Money Market Fund has a further objective of preserving capital and maintaining liquidity.

INVESTMENT  POLICIES
The Manager will pursue this common objective by investing each Fund's assets in tax-exempt securities, the interest from which, in the opinion of counsel, is excluded from gross income for federal income tax purposes and is exempt from California state income taxes. It is a fundamental policy of each Fund that during normal market conditions at least 80% of the Fund's net assets will consist of California tax-exempt securities and at least 80% of the Fund's annual income will be exempt from federal and California state income taxes and excluded from the calculation of federal alternative minimum taxes for individual taxpayers.


CALIFORNIA BOND FUND. Under normal market conditions, the Manager will invest the assets of the Fund so that at least 50% of the total market value of the tax-exempt securities is rated within the three highest long-term rating categories (at least A) by Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Group (S&P), or Fitch Investors Service, Inc. (Fitch), in the highest short-term rating category by Moody's, S&P, or Fitch, or, if a security is not rated by those rating agencies, it must be of equivalent investment quality as determined by the Manager. In no event will a security be purchased for the Fund unless it is rated at least investment grade; i.e., rated by Moody's, S&P, or Fitch at least in the fourth highest rating category for long-term securities, in the second highest rating category for short-term securities, or, if not rated by those rating agencies, determined by the Manager to be of equivalent investment quality. Securities rated in the lowest level of investment grade have speculative characteristics since adverse economic conditions and changing circumstances are more likely to have an adverse impact on such securities.

    If the rating of a security is downgraded, the Manager will determine whether it is in the best interest of the Fund's shareholders to continue to hold such security in the Fund's portfolio. Unless otherwise directed by the Board of Directors, if downgrades result in more than 5% of a Fund's net assets being invested in securities that are less than investment grade quality, the Manager will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets. For a more complete description of tax-exempt securities and their ratings, see APPENDIX A to the SAI.
    The Fund's average portfolio maturity is not restricted, but is expected to be greater than ten years. In determining a security's maturity for purposes of calculating the Fund's average maturity, estimates of the expected time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity. For a discussion of the method of calculating the average weighted maturity of the Fund's portfolio, see INVESTMENT POLICIES in the SAI. The net asset value (NAV) per share of the California Bond Fund will fluctuate with portfolio maturity, the quality of securities held, and inversely to interest rate levels.

CALIFORNIA MONEY MARKET FUND. The Fund will purchase only high quality securities that qualify as "eligible securities" under the SEC rules applicable to money market mutual funds. These securities must also be determined by the Manager to present minimal credit risk. In general, the category of eligible securities may include a security that is:

(1)  issued  or   guaranteed   by  the  U.S.   Government   or  any   agency  or
     instrumentality thereof, including "prerefunded" and "escrowed to maturity" tax-exempt securities;

(2) rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO;

(3) unrated but issued by an issuer or guaranteed by a guarantor that has other comparable short-term debt obligations so rated; or

(4)  unrated but determined to be of comparable quality by the Manager.


     If a security is downgraded after purchase, the Manager will follow written procedures adopted by the Company's Board of Directors and a determination will be made as to whether it is in the best interest of the Fund's shareholders for the Fund to continue to hold the security.

     Current NRSROs include Moody's, S&P, Fitch, Duff & Phelps Inc., Thompson BankWatch, Inc., and IBCA Inc. For a description of tax-exempt securities and their ratings, see APPENDIX A to the SAI.
     Consistent with regulatory requirements, the Manager will purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Fund will endeavor to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

                          OTHER INVESTMENT INFORMATION

The investment objectives of the Funds may not be changed without shareholder approval. In view of the risks inherent in all investments in securities, there is no assurance that these objectives will be achieved. The investment policies and techniques used to pursue the Funds' objectives may be changed without shareholder approval, except as otherwise noted. Further information regarding the Funds' investment policies and restrictions is provided in the SAI.

TAX-EXEMPT SECURITIES
These securities include general obligation bonds, which are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest; revenue bonds, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power; lease obligations backed by the municipality's covenant to budget for the payments due under the lease obligation; and certain types of industrial development bonds issued by or on behalf of public authorities to obtain funds for privately-operated facilities, provided that the interest paid on such securities qualifies as exempt from federal and California state income taxes.
     The value of the securities in which a Fund will invest generally fluctuates inversely with changes in prevailing interest rates. Changes in the creditworthiness of issuers and changes in other market factors such as the relative supply of and demand for tax-exempt bonds also create value fluctuations.


    Each Fund may on a temporary basis due to market or other conditions invest up to 100% of its assets in short-term securities whether or not exempt from federal and California state income taxes. Such taxable securities may consist of obligations of the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus and undivided profits in excess of $100 million; banker's acceptances of similar banks; commercial paper; and other corporate debt obligations.


INVESTMENT  TECHNIQUES
VARIABLE RATE SECURITIES - Each Fund may invest in tax-exempt securities that bear interest at rates which are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by a Fund depending on the proportion of such securities held.
     The market value of fixed coupon securities fluctuates with changes in prevailing interest rates, increasing in value when interest rates decline and decreasing in value when interest rates rise. The value of variable rate securities, however, is less affected by changes in prevailing interest rates because of the periodic adjustment of their coupons to a market rate. The shorter the period between adjustments, the smaller the impact of interest rate fluctuations on the value of these securities. The market value of tax-exempt variable rate securities usually tends toward par (100% of face value) at interest rate adjustment time.
     In the case of the California Money Market Fund only, any variable rate instrument with a demand feature will be deemed to have a maturity equal to either the date on which the underlying principal amount may be recovered through demand or the next rate adjustment date consistent with applicable regulatory requirements.

PUT BONDS - Each Fund may invest in tax-exempt securities (including securities with variable interest rates) which may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. For the California Bond Fund, maturity for put bonds is deemed to be the date on which the put becomes exercisable. Generally, maturity for put bonds for the California Money Market Fund is determined as stated under Variable Rate Securities.

ZERO COUPON BONDS - Each Fund may invest in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its dividend, each Fund records as income the daily amortization of the purchase discount.

WHEN-ISSUED SECURITIES - Each Fund may invest in new issues of tax-exempt securities offered on a when-issued basis; that is, delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment. The Funds do not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement. Such securities can be sold before settlement date.
     Cash or high quality liquid debt securities equal to the amount of the when-issued commitments are segregated at the Fund's custodian bank. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or sale of the when-issued securities themselves.

MUNICIPAL LEASE OBLIGATIONS - Each Fund may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for the payments due under the lease obligation.
     Certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager will consider: (1) the credit quality of the obligor, (2) whether the underlying property is essential to a governmental function, and (3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

LIQUIDITY - The California Bond Fund and California Money Market Fund may invest up to 15% and 10%, respectively, of their net assets in illiquid securities.
     Lease obligations and certain put bonds that are subject to restrictions on transfer may be determined to be liquid in accordance with the guidelines established by the Board of Directors.
     In determining the liquidity of a lease obligation, the Manager will consider: (1) the frequency of trades and quotes for the lease obligation, (2) the number of dealers willing to purchase or sell the lease obligation and the number of other potential purchasers, (3) dealer undertakings to make a market in the lease obligation, (4) the nature of the marketplace trades, including the time needed to dispose of the lease obligation, the method of soliciting offers, and the mechanics of transfer, (5) whether the lease obligation is of a size that will be attractive to institutional investors, (6) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (7) such other factors as the Manager may determine to be relevant to such determination.
     In determining the liquidity of put bonds with restrictions on transfer, the Manager will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally guaranteeing performance on) the unconditional put or demand feature of the put bond.

INVESTMENT  RESTRICTIONS
The following  restrictions may not be changed without shareholder approval:

(1) Neither Fund may borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

(2) Neither Fund may invest more than 25% of its total assets in securities issued in connection with the financing of projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds or electric power project revenue bonds or in industrial revenue bonds which are based, directly or indirectly, on the credit of private entities of any one industry. However, each Fund reserves the right to invest more than 25% of its total assets in tax- exempt industrial revenue bonds.

(3) Neither Fund will invest more than 25% of its total assets in the securities of a single issuer, and neither Fund will, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer.

RISK FACTORS
Each Fund is subject to credit and market risks, which will be intensified by concentration in California issues. Because the Funds' portfolios concentrate their investments in California tax-exempt securities, the Funds are affected by political, economic, regulatory or other developments which constrain the taxing and spending authority of California issuers or otherwise affect the ability of California issuers to pay interest or repay principal. AN INVESTMENT IN THE CALIFORNIA MONEY MARKET FUND MAY BE RISKIER THAN AN INVESTMENT IN OTHER TYPES OF MONEY MARKET FUNDS BECAUSE OF THIS CONCENTRATION.
     In addition, because each Fund invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to a Fund and affect its share price.
     Other considerations affecting the Funds' investments in California obligations are summarized in the SAI under SPECIAL RISK CONSIDERATIONS.

                               PURCHASE OF SHARES

OPENING AN ACCOUNT
You may open an account and make an investment by any of the following methods. A complete, signed application is required together with a check for each new account.

TAX ID NUMBER
We require that each shareholder named on the account provide the Company with a social security number or tax identification number to avoid possible tax withholding requirements.


EFFECTIVE DATE
When you make a purchase, your purchase price will be the NAV per share next determined after the Fund receives your request in proper form. The NAV of each Fund is determined at the close of the regular trading session of the New York Stock Exchange (NYSE) each day the Exchange is open. If a Fund receives your request prior to that time, your purchase price will be the NAV per share determined for that day. If a Fund receives your request after the NAV per share is calculated, the purchase will be effective on the next business day.
     Because of the more lengthy clearing process and the need to convert foreign currency, a check drawn on a foreign bank will not be deemed received for the purchase of shares until such time as the check has cleared and the Manager has received good funds, which may take up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase. To avoid a delay in the effectiveness of your purchase, the Manager suggests that you convert your foreign check to U.S. dollars prior to investment in the Funds.

PURCHASE OF SHARES

MINIMUM INVESTMENTS
-------------------

Initial Purchase:          $3,000


Additional Purchases:      $50 - (Except transfers from brokerage accounts into
                           the California Money Market Fund, which are exempt from minimum)


HOW TO PURCHASE:
---------------

MAIL              o To open an account, send your application and check to:
                           USAA Investment Management Company
                           9800 Fredericksburg Rd., San Antonio, TX  78288
                  o  To add to your account,  send your check and the "Invest by
                     Mail"  stub  that  accompanies   your  fund's   transaction
                     confirmation to the Transfer Agent:
                           USAA Shareholder Account Services
                           9800 Fredericksburg Rd., San Antonio, TX  78288
                  o  To exchange by mail, call 1-800-531-8448 for instructions.

IN PERSON         o To open an account, bring your application and check to:
                           USAA Investment Management Company
                           USAA Federal Savings Bank
                           10750 Robert F. McDermott Freeway, San Antonio

AUTOMATICALLY     o Additional  purchases on a regular basis can be deducted
VIA                 from a bank account, paycheck, income-producing investment
ELECTRONIC          or from a USAA money market account. Sign up for these
FUNDS               services when opening an account or call 1-800-531-8448 to
TRANSFER            add these services.
                  o Purchases through payroll deduction ($25 minimum each pay period with (EFT) no initial investment) can be made by any employee of USAA, its subsidiaries or affiliated companies.

BANK WIRE         o To add to an account,  instruct your bank (which may
                    charge a fee for the service) to wire the specified amount to the Fund as follows:
                          State Street Bank and Trust Company, Boston, MA 02101 ABA#011000028
                          Attn:  USAA [Fund Name]
                          USAA AC-69384998
                          Shareholder(s) Name(s)_________________
                          Shareholder(s) Account Number___________________

PHONE             o If you have an existing USAA account and would like to open
1-800-531-8448      to open account or if you would like to exchange to another
                    USAA fund, call for instructions. The new account must have the same registration as your existing account.
                  o To add to an account,  intermittent  (as-needed)  purchases can be deducted from your bank account through our Buy/Sell
                    Service. Call for instructions.

                              REDEMPTION OF SHARES


You may redeem shares of a Fund by any of the following methods on any day the NAV per share is calculated. Redemptions will be effective on the day instructions are received in accordance with the requirements set forth below. However, if instructions are received after the NAV per share calculation, redemption will be effective on the next business day.


REDEMPTION PROCEEDS
Redemption proceeds are distributed within seven days after the effective date of redemption. Payment for redemption of shares purchased by check or electronic funds transfer will not be disbursed until the purchase check or electronic funds transfer has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.
     In addition, the Company may elect to suspend the redemption of shares or postpone the date of payment during any period that the NYSE is closed, or trading in the markets the Company normally utilizes is restricted, or during any period that redemption is otherwise permitted to be suspended by the SEC.

HOW TO REDEEM:
-------------


WRITTEN,          o  Send your written instructions to:
FAX, OR                    USAA Shareholder Account Services
TELEGRAPH                  9800 Fredericksburg Rd., San Antonio, TX 78288
                  o  Send a signed fax to 1-800-292-8177, or send a telegraph to
                     USAA Shareholder Account Services.


     Written redemption requests must include the following: (1) a letter of instruction or stock assignment, and stock certificate (if issued), specifying the Fund and the number of shares or dollar amount to be redeemed; (2) signatures of all owners of the shares exactly as their names appear on the account; (3) other supporting legal documents, if required, as in the case of estates, trusts, guardianships, custodianships, partnerships, corporations, and pension and profit-sharing plans; and (4) method of payment.


PHONE             o Call toll free 1-800-531-8448, in San Antonio, 456-7202.


     Telephone redemption is automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Information is obtained prior to any discussion regarding an account including:
(1) USAA number or account number, (2) the name(s) on the account registration, and (3) social security number or tax identification number for the account registration. In addition, all telephone communications with a shareholder are recorded, and confirmations of all account transactions are sent to the address of record.

     Redemption by telephone, fax, or telegraph is not available for shares represented by stock certificates.

METHODS OF PAYMENT:
------------------

BANK WIRE         o Allows redemptions to be sent directly to your bank account.


     Establish this service when you apply for your account, or later upon request. Please obtain precise wiring instructions from your financial institution. USAA Shareholder Account Services (Transfer Agent) deducts a wire fee from the account for the redemption by wire. The fee as of the date of this Prospectus is $10 ($25 for wires to a foreign bank) and is subject to change at any time. The fee is paid to State Street Bank and Trust Company (SSB) and the Transfer Agent for their services in connection with the wire redemption. Your financial institution may also charge a fee for receiving funds by wire.


AUTOMATICALLY     o Systematic (regular) or intermittent (as-needed) redemptions
VIA EFT             can be credited to your bank account.

     Establish any of our electronic investing services when you apply for your account, or later upon request.

CHECK             o A check payable to the registered shareholder(s) will be
REDEMPTION          mailed to the address of record.

     This check redemption privilege is automatically established when your application is completed and accepted. There is a 15-day waiting period before a check redemption can be processed following a telephone address change. Should you wish to redeem shares within the 15 days following a telephone address change, you may do so by providing written instructions by mail or facsimile.

CHECKWRITING      o Checks can be issued for your California Money Market  Fund account.


     To establish your checkwriting privilege (CWP), complete the signature card which accompanies the application form or Shareholder Services Guide, or request and complete the signature card separately. There is no charge for the use of checks nor for subsequent reorders. This privilege is subject to SSB's rules and regulations governing checking accounts. Checks must be written for an amount of at least $250. Checks written for less than $250 will be returned. Checkwriting may not be used to close an account because the value of the account changes daily as dividends are accrued.

     When a check is presented to the Transfer Agent for payment, a sufficient number of full and fractional shares in the investor's account will be redeemed to cover the amount of the check. Checks will be returned if there are insufficient shares to cover the amount of the check. Presently, there is a $15 processing fee assessed against an account for any redemption check not honored by a clearing or paying agent. A check paid during the month will be returned to the shareholder by separate mail. Checkwriting fees are subject to change at any time. The Company, the Transfer Agent and SSB each reserve the right to change or suspend the checkwriting privilege upon 30 days' written notice to participating shareholders. See the SAI for further information.
     You may request that the Transfer Agent stop payment on a check. The Transfer Agent will use its best efforts to execute stop payment instructions, but does not guarantee that such efforts will be effective. A $10 charge will be made for each stop payment requested by a shareholder.

                      CONDITIONS OF PURCHASE AND REDEMPTION


NONPAYMENT
If any order to purchase shares is cancelled due to nonpayment or if the Company does not receive good funds either by check or electronic funds transfer, the Transfer Agent will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES
You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.

ACCOUNT BALANCE
Beginning in September 1998, and occurring each September thereafter, the Transfer Agent will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will be used to reduce total transfer agency fees paid by each Fund to the Transfer Agent. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA or UTMA); (3) all (non IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).


COMPANY RIGHTS The Company reserves the right to:

(1) reject purchase or exchange orders when in the best interest of the Company;

(2) limit or discontinue the offering of shares of any portfolio of the Company without notice to the shareholders;


(3) impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); provided, however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and the required notice has been given to shareholders;


(4) require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The section ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI contains information on acceptable guarantors;


(5) redeem an account with a balance of less than 50 full shares of either Fund, subject to certain limitations described in ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI.

                                    EXCHANGES

EXCHANGE PRIVILEGE

The Exchange Privilege is automatically established when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and that the shares to be acquired are offered in your state of residence. Only California residents may exchange into a California Fund. Exchange redemptions and purchases will be processed simultaneously at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event. Accordingly, when exchanging shares, you may realize a capital gain or loss.

    The Funds have undertaken certain procedures regarding telephone transactions. See REDEMPTION OF SHARES - PHONE.

EXCHANGE LIMITATIONS, EXCESSIVE TRADING
To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. Exchanges out of any Fund in the USAA Family of Funds are limited for each account to six per calendar year except that there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds.

                                 OTHER SERVICES

INVESTMENT  PLANS

AUTOMATIC INVESTMENT PLANS - You may establish an automatic investment plan by completing the appropriate forms, if any. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. Call the Manager to obtain instructions. More information about these preauthorized plans is contained in the SAI.

o INVESTRONIC(R) - The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

o DIRECT PURCHASE SERVICE - The periodic purchase of shares through electronic funds transfer from an employer (including government allotments), an income-producing investment, or an account with a participating financial institution.


o AUTOMATIC PURCHASE PLAN - The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund.

o BUY/SELL SERVICE - The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

o SYSTEMATIC WITHDRAWAL PLAN - The periodic redemption of shares from one of your accounts permitting you to receive a fixed amount of money monthly or quarterly.

o DIRECTED DIVIDENDS - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

SHAREHOLDER STATEMENTS AND REPORTS
You will receive a confirmation after each transaction in your California Bond Fund account except:

(1)  a reinvested dividend;

(2) a payment you make under the InvesTronic(R), Direct Purchase Service, Automatic Purchase Plan, or Directed Dividends investment plans; or

(3)  a redemption you make under the Systematic Withdrawal Plan.

     If you own shares in the California Money Market Fund, you will receive a confirmation for purchases or redemptions by check and exchanges. If that money market fund account had activity other than reinvested dividends, such as wire purchases or redemptions or purchases under the InvesTronic(R), Direct Purchase Service, Automatic Purchase Plan or Directed Dividends investment plans, you will receive a monthly statement that will reflect quarter-to-date account activity.
     At the end of each quarter, you will receive a consolidated statement for all of your mutual fund accounts, regardless of account activity. The fourth quarter consolidated statement will reflect all account activity for the prior tax year. There will be a $10 fee charged for copies of historical statements for other than the prior tax year for any one account. You will receive a Fund's financial statements with a summary of its investments and performance at least semiannually.
    In an effort to reduce expenses and respond to shareholders' requests to reduce mail, the Company intends to consolidate mailings of Annual and Semiannual Reports to households having multiple accounts with the same address of record. One copy of each report will be furnished to that address. You may request additional reports by notifying the Company.

TELEPHONE ASSISTANCE
Call our telephone assistance numbers for specific forms, a copy of the SAI, the most recent Annual Report and/or Semiannual Report, or if you have any questions concerning any of the services offered.

                             SHARE PRICE CALCULATION

The price at which shares of the Funds are purchased and redeemed by shareholders is equal to the NAV per share determined on the effective date of the purchase or redemption.

WHEN
The NAV per share for each Fund is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time. You may buy and sell Fund shares at the NAV per share without a sales charge.

HOW
The NAV per share is calculated by adding the value of all securities and other assets in a Fund, deducting liabilities, and dividing by the number of shares outstanding. Securities of the California Bond Fund are valued each business day at their current market value as determined by a pricing service approved by the Board of Directors. Securities which cannot be valued by the pricing service, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors. In addition, securities purchased with maturities of 60 days or less and all securities of the California Money Market Fund are stated at amortized cost.
    For additional information, see VALUATION OF SECURITIES in the SAI.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND  DISTRIBUTIONS
Net investment income of each Fund is accrued daily and distributed to shareholders on the last business day of each month. Net capital gains, if any, generally will be distributed at least annually. The Funds intend to make such additional distributions as may be necessary to avoid the imposition of any federal excise tax.
     All shares purchased will begin accruing dividends on the day following the effective date of the purchase and will receive dividends through the effective date of redemption.
     All income dividends and capital gain distributions are automatically reinvested, unless the shareholder specifies otherwise. The share price will be the net asset value of the Fund shares computed on the ex-dividend date. Any capital gain distribution paid by the California Bond Fund will reduce the NAV per share by the amount of the distribution. An investor should consider carefully the effects of purchasing shares of the California Bond Fund shortly before any capital gain distribution. Although in effect a return of capital, these distributions are subject to taxes. If a shareholder becomes a resident of a state other than California, a check for proceeds of income dividends will be mailed to such shareholder monthly, and a check for any capital gain distribution will be mailed after the distribution is paid.

     Any dividend or distribution payment returned to the Manager as not deliverable will be invested in the shareholder's Fund account at the then-current NAV per share. If any check for the payment of dividends or distributions is not cashed within six months from the date on the check, it becomes void. The amount of the check will then be invested in the shareholder's Fund account at the then-current NAV per share.


FEDERAL TAXES
The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The following discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, shareholders are urged to consult their own tax advisers about the status of distributions from a Fund in their own states and localities.

FUND - Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By complying with the applicable provisions of the Code, neither Fund will be subject to federal income tax on its net investment income and net capital gains (capital gains in excess of capital losses) distributed to shareholders.


SHAREHOLDER - Dividends of net tax-exempt interest income paid by a Fund are excluded from a shareholder's gross income for federal income tax purposes. Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. However, it is expected that any taxable net investment income will be minimal in relation to the tax-exempt interest generated by a Fund.

     Distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares, and regardless of the length of time the investor has held the shares of a Fund.
     Redemptions, including exchanges, are subject to income tax, based on the difference between the cost of shares when purchased and the price received upon redemption or exchange.
     Tax-exempt interest from private activity bonds (for example, industrial development revenue bonds) issued after August 7, 1986, although otherwise exempt from federal tax, is treated as a tax preference item for purposes of the alternative minimum tax. For corporations, all tax-exempt interest will be considered in calculating the alternative minimum tax as part of the adjusted current earnings.

WITHHOLDING - Each Fund is required by federal law to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who fails to furnish the Fund with a correct tax identification number, who underreports dividend or interest income, or who fails to certify that he is not subject to withholding. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your tax identification number is correct and that you are not currently subject to backup withholding.

REPORTING - Each Fund will report annually to its shareholders the federal tax status of dividends and distributions paid or declared by each Fund during the preceding calendar year, including the portion of the dividends constituting interest on private activity bonds, and the percentage and source, on a state-by-state basis, of interest income earned on tax-exempt securities held by the Fund during the preceding year.


CALIFORNIA TAXATION
California law relating to the taxation of regulated investment companies was generally conformed to federal law effective January 1, 1993. Any portion of the dividends paid by the Funds and derived from interest on obligations that pay interest (when such obligations are held by an individual) which is excludable from California personal income under California law including obligations of certain territories and possessions of the United States such as Puerto Rico, the Virgin Islands, and Guam will be exempt from California personal income tax (although not from the California franchise tax). To the extent a portion of the dividends are derived from interest on debt obligations other than those described directly above, such portion will be subject to the California personal and corporate income tax even though it may be excludable from gross income for federal income tax purposes. In addition, distributions of short-term capital gains realized by the Funds will be taxable to the shareholders as ordinary income. Distributions of long-term capital gains will be taxable as such to the shareholders regardless of how long they have held their shares. If shares of the Funds that are sold at a loss have been held six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on such shares.

     With respect to non-corporate shareholders, California does not treat tax-exempt interest as a tax preference item for purposes of its alternative minimum tax. To the extent a corporate shareholder receives dividends which are exempt from California taxation, a portion of such dividends may be subject to the alternative minimum tax. Interest on indebtedness incurred to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Fund, will not be deductible by the shareholder for California personal income tax purposes.
     The foregoing is only a summary of some of the important California personal income tax considerations generally affecting the Funds and their shareholders. This discussion is not intended as a substitute for careful planning. Potential investors in the Funds should consult their tax advisers with specific reference to their own tax situations.

                            MANAGEMENT OF THE COMPANY

The business affairs of the Company are subject to the supervision of the Board of Directors.

     The Manager, USAA Investment Management Company (IMCO), was organized in May 1970 and is an affiliate of United Services Automobile Association (USAA), a large diversified financial services institution. As of the date of this Prospectus, the Manager had approximately $35 billion in total assets under management. The Manager's mailing address is 9800 Fredericksburg Rd., San Antonio, TX 78288.

     Officers and employees of the Manager are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Joint Code of Ethics adopted by the Company and the Manager. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with SEC rules and regulations.


ADVISORY  AGREEMENT
The Manager serves as the manager and investment adviser of the Company, providing services under an Advisory Agreement. Under the Advisory Agreement, the Manager is responsible for the management of the business affairs, investment portfolios, and placement of brokerage orders, subject to the authority of and supervision by the Board of Directors.
     For its services under the Advisory Agreement, each Fund pays the Manager an annual fee which is computed as a percentage of the aggregate ANA of both Funds combined. The fee is accrued daily, paid monthly, and allocated between the Funds based on the relative net assets of each. The fee is computed at .50% of the first $50,000,000 ANA, .40% of that portion over $50,000,000 and not over $100,000,000 ANA, and .30% of that portion over $100,000,000 ANA. For the fiscal year ended March 31, 1997, the fees paid to the Manager were .32% of ANA for the California Bond Fund and .32% of ANA for the California Money Market Fund.

OPERATING EXPENSES
For the fiscal year ended March 31, 1997, the total operating expenses for each Fund as a percentage of that Fund's ANA equaled .41% for the California Bond Fund and .45% for the California Money Market Fund.


PORTFOLIO MANAGERS
The following individuals are primarily responsible for managing the Funds.


CALIFORNIA BOND FUND
Robert R. Pariseau, Assistant Vice President of Fixed Income Investments since June 1995, has managed the Fund since May 1995. He has 13 years investment management experience working for IMCO, where he has held various positions in Fixed Income and Equity Investments. Mr. Pariseau earned the Chartered Financial Analyst (CFA) designation in 1987 and is a member of the Association for Investment Management and Research (AIMR), San Antonio Financial Analysts Society, Inc. (SAFAS), and the National Federation of Municipal Analysts (NFMA). He holds an MBA from Lindenwood College and a BS from the U.S. Naval Academy.

CALIFORNIA MONEY MARKET FUND
John C. Bonnell, Executive Director of Money Market Funds since May 1996, has managed the Fund since May 1996. He has eight years investment management experience working for IMCO, where he has held various positions in Fixed Income Investments. Mr. Bonnell earned the CFA designation in 1994 and is a member of the AIMR, the SAFAS, the NFMA and the Southern Municipal Finance Society. He holds an MBA from St. Mary's University and a BBA from the University of Texas at San Antonio.

                              DESCRIPTION OF SHARES


The Company is an open-end management investment company incorporated under the laws of the State of Maryland on November 16, 1981. The Company is authorized to issue shares in separate portfolios. Ten such portfolios have been established, two of which are described in this Prospectus. Each of the two Funds is classified as diversified. Under the Company's charter, the Board of Directors is authorized to create new portfolios in addition to those already existing without the approval of the shareholders of the Company.

     Under the provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Ordinarily, no shareholder meeting will be held unless required by the 1940 Act. The Directors may fill vacancies on the Board or appoint new Directors provided that immediately after such action at least two-thirds of the Directors have been elected by shareholders.
     Shareholders are entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset value of the shares. For matters affecting an individual portfolio, a separate vote of the shareholders of that portfolio is required.

                                SERVICE PROVIDERS

UNDERWRITER/           USAA Investment Management Company
DISTRIBUTOR            9800 Fredericksburg Rd., San Antonio, Texas 78288.

TRANSFER               USAA Shareholder Account Services
AGENT                  9800 Fredericksburg Rd., San Antonio, Texas 78288.

CUSTODIAN              State Street Bank and Trust Company
                       P.O. Box 1713, Boston, Massachusetts 02105.

LEGAL                  Goodwin, Procter & Hoar LLP
COUNSEL                Exchange Place, Boston, Massachusetts 02109.

INDEPENDENT            KPMG Peat Marwick LLP
AUDITORS               112 East Pecan, Suite 2400, San Antonio, Texas 78205.


                              TELEPHONE ASSISTANCE

                         (Call toll free - Central Time)
                      Monday-Friday 8:00 a.m. to 8:00 p.m.
                        Saturday 8:30 a.m. to 5:00 p.m.

                    For further information on mutual funds:
                                 1-800-531-8181
                             In San Antonio 456-7211
                For account servicing, exchanges or redemptions:
                                 1-800-531-8448
                             In San Antonio 456-7202
                            RECORDED 24 HOUR SERVICE

                            MUTUAL FUND PRICE QUOTES
                                (From any phone)
                                 1-800-531-8066
                             In San Antonio 498-8066

                            MUTUAL FUND TOUCHLINE(R)
                          (From Touchtone phones only)
             For account balance, last transaction or fund prices:
                                 1-800-531-8777
                             In San Antonio 498-8777

                                     Part A




                               Prospectus for the

                                New York Bond and
                           New York Money Market Funds

                               USAA NEW YORK FUNDS
                            AUGUST 1, 1997 PROSPECTUS


USAA NEW YORK BOND FUND and USAA NEW YORK MONEY MARKET FUND (collectively, the Funds or the New York Funds) are two of ten no-load mutual funds offered by USAA Tax Exempt Fund, Inc. (the Company). The Funds are managed by USAA Investment Management Company (the Manager).

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES?
     The Funds have a common objective of providing New York investors with a high level of current interest income that is exempt from federal income taxes and New York State and New York City personal income taxes. The New York Money Market Fund has a further objective of preserving capital and maintaining liquidity. Each Fund has separate investment policies to achieve its objective.
     The NEW YORK BOND FUND invests primarily in long-term investment grade New York tax-exempt securities. The Fund's average portfolio maturity is not restricted, but is expected to be greater than 10 years. Page 11.
     The NEW YORK MONEY MARKET FUND invests in high quality New York tax-exempt securities with maturities of 397 days or less. The Manager will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Fund will endeavor to maintain a constant net asset value per share of $1.00. Page 11.

HOW DO YOU BUY?
Fund shares are sold on a continuous basis at the net asset value per share without a sales charge. Make your initial investment directly with the Manager by mail, in person, or in certain instances, by telephone. Page 16.

HOW DO YOU SELL?
You may redeem Fund shares by mail, telephone, fax, or telegraph on any day that the net asset value is calculated. Page 18.

     Shares of the New York Funds are authorized for sale only to residents of the State of New York. The delivery of this Prospectus shall not constitute an offer in any state in which shares of the New York Funds may not lawfully be made.

     SHARES OF THE USAA NEW YORK FUNDS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     This Prospectus, which should be read and retained for future reference, provides information regarding the Company and the New York Funds that you should know before investing.


     If you would like more information about the Funds, you may call 1-800-531-8181 to request a free copy of the most recent financial report and/or the Funds' Statement of Additional Information (SAI), dated August 1, 1997. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus (meaning it is legally a part of the Prospectus).

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE NEW YORK MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. THIS FUND MAY INVEST A SIGNIFICANT PERCENTAGE OF ITS ASSETS IN A SINGLE ISSUER, AND THEREFORE AN INVESTMENT IN THE FUND MAY BE RISKIER THAN AN INVESTMENT IN OTHER TYPES OF MONEY MARKET FUNDS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

                                                              PAGE
                                  SUMMARY DATA
Fees and Expenses..............................................  3
Financial Highlights...........................................  4
Performance Information........................................  8

                               USING MUTUAL FUNDS
USAA Family of No-Load Mutual Funds............................  9
Using Mutual Funds in an Investment Program.................... 10

                        INVESTMENT PORTFOLIO INFORMATION
Investment Objectives and Policies............................. 11
   New York Bond Fund.........................................  11
   New York Money Market Fund.................................  11
Other Investment Information................................... 12

                             SHAREHOLDER INFORMATION
Purchase of Shares............................................. 16
Redemption of Shares........................................... 18
Conditions of Purchase and Redemption.......................... 20
Exchanges...................................................... 21
Other Services................................................. 21
Share Price Calculation........................................ 22
Dividends, Distributions and Taxes............................. 23
Management of the Company...................................... 25
Description of Shares.......................................... 26
Service Providers.............................................. 27
Telephone Assistance Numbers................................... 27

--------------------------------------------------------------------------------

                                FEES AND EXPENSES


The following summary,  which is based on actual expenses and average net assets
(ANA) of each Fund for the year ended March 31, 1997, is provided to assist you in understanding the expenses you will bear directly or indirectly as a Fund investor.


SHAREHOLDER TRANSACTION EXPENSES (APPLICABLE TO EACH FUND)
--------------------------------------------------------------------------------
Sales Load Imposed on Purchases..........................     None
Sales Load Imposed on Reinvested Dividends...............     None
Deferred Sales Load......................................     None
Redemption Fee*..........................................     None
Exchange Fee.............................................     None


ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF ANA)
--------------------------------------------------------------------------------

                                                        NEW YORK     NEW YORK
                                                          BOND     MONEY MARKET
                                                          FUND          FUND

Management Fees, net of reimbursements.................     .29%          .26%
12b-1 Fees.............................................    None           None
Other Expenses, net of reimbursements
     Transfer Agent Fees**.............................  .08%          .07%
     Custodian Fees....................................  .07%          .09%
     All Other Expenses................................  .06%          .08%
                                                         ---           ---
Total Other Expenses...................................     .21%          .24%
                                                            ---           ---
Total Fund Operating Expenses, net of reimbursements...     .50%          .50%
                                                            ===           ===

---------------
  * A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 fee. See REDEMPTION OF SHARES - BANK WIRE.
 ** The Funds pay USAA Shareholder Account Services an annual fixed fee per account for its services. See TRANSFER AGENT in the SAI, page 21.

     During the year, the Manager voluntarily limited each Fund's annual expenses to .50% of its ANA and reimbursed the Funds for all expenses in excess of the limitation. The Management Fees, Other Expenses, and Total Fund Operating Expenses reflect all such expense reimbursements by the Manager. Absent such reimbursements, the amount of the Management Fees, Other Expenses, and Total Fund Operating Expenses as a percentage of ANA for each of the Funds would have been as follows: New York Bond Fund, .45%, .21%, and .66%; and New York Money Market Fund, .45%, .24%, and .69%. The Manager has voluntarily agreed to continue to limit each Fund's annual expenses until August 1, 1998, to .50% of its ANA and will reimburse the Funds for all expenses in excess of the limitation.


EXAMPLE OF EFFECT OF FUND EXPENSES
--------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment in one of the Funds below, assuming (1) 5% annual return and (2) redemption at the end of the periods shown:

                                        1 YEAR  3 YEARS    5 YEARS   10 YEARS
                                        ------- -------    -------   --------
  New York Bond Fund....................   $5     $16        $28         $63
  New York Money Market Fund............   $5     $16        $28         $63

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


The following per share operating performance for a share outstanding throughout each period in the seven-year period ended March 31, 1997, has been audited by KPMG Peat Marwick LLP. This table should be read in conjunction with the Funds' financial statements for the year ended March 31, 1997, and the auditors' reports thereon, that appear in the Funds' Annual Report. Further performance information is contained in the Annual Report and is available upon request without charge.

NEW YORK BOND FUND:

                                             YEAR ENDED MARCH 31,
                                             --------------------

                               1997        1996        1995         1994       1993
                               ----        ----        ----         ----       ----
Net asset value at
   beginning of period       $ 10.95     $ 10.77     $ 10.83     $ 11.62     $ 10.94
Net investment income            .64         .63         .62         .62         .65
Net realized and
   unrealized gain (loss)       (.01)        .18        (.06)       (.50)        .80
Distributions from net
   investment income            (.64)       (.63)       (.62)       (.62)       (.65)
Distributions of realized
   capital gains                -            -          -           (.29)       (.12)
                             -------     --------    -------     -------     -------
Net asset value at
   end of period             $ 10.94     $ 10.95     $ 10.77     $ 10.83     $ 11.62
                             =======     =======     =======     =======     =======
Total return (%)**              5.89        7.67        5.42         .68       13.74
Net assets at end of
   period (000)              $58,035     $53,987     $50,507     $56,912     $48,925
Ratio of expenses to
   average net assets (%)        .50(a)      .50(a)      .50(a)      .50(a)      .50(a)
Ratio of net investment
   income to average net
   assets (%)                   5.83(a)     5.75(a)     5.83(a)     5.24(a)     5.79(a)
Portfolio turnover (%)         41.42       74.80       74.74      124.40      107.12

--------------
  *  Fund commenced operations October 15, 1990.
 ** Assumes reinvestment of all dividend income and capital gains distributions during the period.
(a) Based on actual expenses for the period, after giving effect to reimbursements of expenses by the Manager. Absent such reimbursements, the Fund's ratios would have been:

                                        YEAR ENDED MARCH 31,
                                        --------------------
                           1997   1996   1995    1994    1993     1992     1991*
                           ----   ----   ----    ----    ----     ----     ----
Ratio of expenses to
   average net assets (%)   .66    .69    .71     .69     .80    1.07    1.73(b)
Ratio of net investment
   income to average net
   assets (%)              5.67   5.56   5.62    5.05    5.49    5.75    5.50(b)

 (b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

                                   FINANCIAL HIGHLIGHTS  CONT.









NEW YORK BOND FUND:
                                      YEAR ENDED MARCH 31,
                                      --------------------
                                        1992         1991*
                                        ----         -----
Net asset value at
   beginning of period              $  10.50      $  10.00
Net investment income                    .69           .32
Net realized and
   unrealized gain (loss)                .44           .50
Distributions from net
   investment income                    (.69)         (.32)
Distributions of realized
   capital gains                         -            -
                                    --------       -------
Net asset value at
   end of period                     $ 10.94       $ 10.50
                                     =======       =======
Total return (%)**                     11.00          8.22
Net assets at end of
   period (000)                      $28,022       $11,635
Ratio of expenses to
   average net assets (%)                .50(a)        .50(a)(b)
Ratio of net investment
   income to average net
   assets (%)                           6.32(a)       6.73(a)(b)
Portfolio turnover (%)                110.77        128.04

                           FINANCIAL HIGHLIGHTS CONT.



NEW YORK MONEY MARKET FUND:
                                          YEAR ENDED MARCH  31,
                                         ---------------------

                              1997          1996       1995        1994        1993
                              ----          ----       ----        ----        ----
Net asset value at
   beginning of period       $  1.00     $   1.00    $  1.00     $  1.00     $  1.00
Net investment income            .03          .04        .03         .02         .03
Distributions from net
   investment income            (.03)        (.04)      (.03)       (.02)       (.03)
                             -------     --------    -------     -------     -------
Net asset value at
   end of period             $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                             =======     =======     =======     =======     =======
Total return (%)**              3.16        3.56        2.76        2.00        2.51
Net assets at end of
   period (000)              $49,996     $45,554     $27,525     $24,513     $19,428
Ratio of expenses to
   average net assets (%)        .50(a)      .50(a)      .50(a)      .50(a)      .50(a)
Ratio of net investment
   income to average net
   assets (%)                   3.12(a)     3.47(a)     2.74(a)     1.98(a)     2.46(a)
--------------

 *  Fund commenced operations October 15, 1990.
**  Assumes reinvestment of all dividend income distributions during the period.
(a) Based on actual expenses for the period, after giving effect to reimbursements of expenses by the Manager. Absent such reimbursements, the Fund's ratios would have been:

                                       YEAR ENDED MARCH 31,
                                       --------------------
                            1997   1996   1995  1994   1993   1992    1991*
                            ----   ----   ----  ----   ----   ----    ----
Ratio of expenses to
   average net assets (%)    .69    .78    .85   .98   1.06   1.26   1.65(b)
Ratio of net investment
   income to average net
   assets (%)               2.93   3.19   2.39  1.50   1.90   2.85   3.60(b)

(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

                           FINANCIAL HIGHLIGHTS CONT.



NEW YORK MONEY MARKET FUND:
                                      YEAR ENDED MARCH 31,
                                      --------------------
                                       1992          1991*
                                       ----          -----
Net asset value at
   beginning of period             $    1.00     $    1.00
Net investment income                    .04           .02
Distributions from net
   investment income                    (.04)         (.02)
                                    --------      --------
Net asset value at
   end of period                     $  1.00       $  1.00
                                     =======       =======
Total return (%)**                      3.72          2.23
Net assets at end of
   period (000)                      $16,788       $12,684
Ratio of expenses to
   average net assets (%)                .50(a)        .50(a)(b)
Ratio of net investment
   income to average net
   assets (%)                           3.61(a)       4.75(a)(b)

                             PERFORMANCE INFORMATION

Performance information should be considered in light of each Fund's investment objective and policies and market conditions during the time periods for which it is reported. Historical performance should not be considered as representative of the future performance of either Fund.
     The Company may quote a Fund's total return or yield in advertisements and reports to shareholders or prospective investors. A Fund's performance may also be compared to that of other mutual funds with similar investment objectives and relevant indexes that are referenced in APPENDIX B to the SAI. Standard total return and yield results reported by the Funds do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $10 fee for a delivery of redemption proceeds by wire transfer.
     Further information concerning yield and total return is included in the SAI.

TOTAL RETURN - NEW YORK BOND FUND. The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period which, when applied to a hypothetical $1,000 investment in the Fund at the beginning of the period, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions during the period.


YIELD - NEW YORK BOND FUND. The Fund may advertise performance in terms of a 30-day yield quotation. The yield quotation is computed by dividing the net investment income per share earned during the period by the offering price per share on the last day of the period. This income is then annualized. For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation in a Fund's portfolio and all recurring charges are recognized.


YIELD - NEW YORK MONEY MARKET FUND. The Fund may advertise its yield and effective yield. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized, that is, the amount of income generated by the investment during the week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.
    The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

TAX EQUIVALENT YIELD - The Funds may also utilize tax equivalent yields with adjustments for assumed income tax rates. See APPENDIX C - TAXABLE EQUIVALENT YIELD TABLES in the SAI for illustrations of this yield.

                       USAA FAMILY OF NO-LOAD MUTUAL FUNDS


The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide investors with the opportunity to formulate their own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about the Funds in the USAA Family of Funds, including charges and expenses, call the Manager for a Prospectus. Read it carefully before you invest or send money.


                           USAA TAX EXEMPT FUND, INC.
                                 Long-Term Fund
                             Intermediate-Term Fund
                                 Short-Term Fund
                          Tax Exempt Money Market Fund
                              California Bond Fund*
                          California Money Market Fund*
                               New York Bond Fund*
                           New York Money Market Fund*
                               Virginia Bond Fund*
                           Virginia Money Market Fund*


                             USAA MUTUAL FUND, INC.
                             Aggressive Growth Fund
                            Science & Technology Fund
                                   Growth Fund
                             First Start Growth Fund
                              S&P 500 Index Fund**
                              Growth & Income Fund
                                Income Stock Fund
                                   Income Fund
                              Short-Term Bond Fund
                                Money Market Fund


                              USAA INVESTMENT TRUST
                              Income Strategy Fund
                          Growth and Tax Strategy Fund
                             Balanced Strategy Fund
                            Cornerstone Strategy Fund
                              Growth Strategy Fund
                              Emerging Markets Fund
                                    Gold Fund
                               International Fund
                                World Growth Fund
                                   GNMA Trust
                           Treasury Money Market Trust

                            USAA STATE TAX-FREE TRUST
                          Florida Tax-Free Income Fund*
                       Florida Tax-Free Money Market Fund*
                           Texas Tax-Free Income Fund*
                        Texas Tax-Free Money Market Fund*



   *  Available for sale only to residents of these specific states.
  ** S&P is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

                   USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I. THE IDEA BEHIND MUTUAL FUNDS

Mutual funds provide small investors some of the advantages enjoyed by wealthy investors. A relatively small investment can buy part of a widely diversified portfolio. That portfolio is managed by investment professionals, relieving the shareholder of the need to make individual stock or bond selections. The investor also enjoys conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result each shareholder owns an investment that in earlier times would have been available only to very wealthy people.

II.  USING FUNDS IN AN INVESTMENT PROGRAM
In choosing a mutual fund as an investment vehicle, the shareholder is foregoing some investment decisions, but must still make others. The decisions foregone are those involved with choosing individual securities. The Fund Manager will perform that function. In addition, the Manager will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.
     The shareholder, however, retains at least part of the responsibility for an equally important decision. This decision includes determining a portfolio of mutual funds that balances the investor's investment goals with his or her tolerance for risk. It is likely that this decision may involve the use of more than one fund of the USAA Family of Funds.
     For example, assume a shareholder wishes to pursue the higher yields usually available in the long-term bond market, but is also concerned about the possible price swings of the long-term bonds. He or she could divide investments between the New York Bond Fund and the New York Money Market Fund. This would create a portfolio with a higher yield than that of the money market and less volatility than that of the long-term market. This is just one example of how an individual could combine funds to create a portfolio tailored to his or her own risk and reward goals.

III.  USAA'S FAMILY OF FUNDS
The Manager offers investors another alternative in its asset strategy funds, the Income Strategy, Growth and Tax Strategy, Balanced Strategy, Cornerstone Strategy and Growth Strategy Funds. These unique mutual funds provide a professionally managed diversified investment portfolio within a mutual fund. These Funds are designed for the shareholder who prefers to delegate the asset allocation process to an investment manager. The Funds are structured to achieve diversification across a number of investment categories.
    Whether you prefer to create your own mix of mutual funds or use an asset strategy fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our sales representatives stand ready to inform you of your choices and to help you craft a portfolio which meets your needs.

                       INVESTMENT OBJECTIVES AND POLICIES


INVESTMENT  OBJECTIVES
The Funds have a common investment objective of providing New York investors with a high level of current interest income that is exempt from federal income taxes and New York State and New York City personal income taxes. The New York Money Market Fund has a further objective of preserving capital and maintaining liquidity.

INVESTMENT  POLICIES
The Manager will pursue this common objective by investing each Fund's assets in debt obligations issued by New York State, its political subdivisions, municipalities and public authorities and by other governmental entities if, in the opinion of counsel, the interest from such obligations is excluded from gross income for federal income tax purposes and is exempt from New York State and New York City personal income taxes. It is a fundamental policy of each Fund that during normal market conditions at least 80% of the Fund's net assets will consist of New York tax-exempt securities and at least 80% of the Fund's annual income will be exempt from federal and New York State and New York City personal income taxes and excluded from the calculation of federal alternative minimum taxes for individual taxpayers.


NEW YORK BOND FUND. Under normal market conditions, the Manager will invest the assets of the Fund so that at least 50% of the total market value of the tax-exempt securities is rated within the three highest long-term rating categories (at least A) by Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Group (S&P), or Fitch Investors Service, Inc. (Fitch), in the highest short-term rating category by Moody's, S&P, or Fitch, or, if a security is not rated by those rating agencies, it must be of equivalent investment quality as determined by the Manager. In no event will a security be purchased for the Fund unless it is rated at least investment grade; i.e., rated by Moody's, S&P, or Fitch at least in the fourth highest rating category for long-term securities, in the second highest rating category for short-term securities, or, if not rated by those rating agencies, determined by the Manager to be of equivalent investment quality. Securities rated in the lowest level of investment grade have speculative characteristics since adverse economic conditions and changing circumstances are more likely to have an adverse impact on such securities.

     If the rating of a security is downgraded, the Manager will determine whether it is in the best interest of the Fund's shareholders to continue to hold such security in the Fund's portfolio. Unless otherwise directed by the Board of Directors, if downgrades result in more than 5% of a Fund's net assets being invested in securities that are less than investment grade quality, the Manager will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets. For a more complete description of tax-exempt securities and their ratings, see APPENDIX A to the SAI.
     The Fund's average portfolio maturity is not restricted, but is expected to be greater than ten years. In determining a security's maturity for purposes of calculating the Fund's average maturity, estimates of the expected time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity. For a discussion of the method of calculating the average weighted maturity of the Fund's portfolio, see INVESTMENT POLICIES in the SAI. The net asset value (NAV) per share of the New York Bond Fund will fluctuate with portfolio maturity, the quality of securities held, and inversely to interest rate levels.

NEW YORK MONEY MARKET FUND. The Fund will purchase only high quality securities that qualify as "eligible securities" under the

SEC rules applicable to money market mutual funds. These securities must also be determined by the Manager to present minimal credit risk. In general, the category of eligible securities may include a security that is:

(1)  issued  or   guaranteed   by  the  U.S.   Government   or  any   agency  or
     instrumentality thereof, including "prerefunded" and "escrowed to maturity" tax-exempt securities;

(2) rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO;

(3) unrated but issued by an issuer or guaranteed by a guarantor that has other comparable short-term debt obligations so rated; or

(4)  unrated but determined to be of comparable quality by the Manager.


    If a security is downgraded after purchase, the Manager will follow written procedures adopted by the Company's Board of Directors and a determination will be made as to whether it is in the best interest of the Fund's shareholders for the Fund to continue to hold the security.

    Current NRSROs include Moody's, S&P, Fitch, Duff & Phelps Inc., Thompson BankWatch, Inc., and IBCA Inc. For a description of tax-exempt securities and their ratings, see APPENDIX A to the SAI.
    Consistent with regulatory requirements, the Manager will purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Fund will endeavor to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

                          OTHER INVESTMENT INFORMATION

The investment objectives of the Funds may not be changed without shareholder approval. In view of the risks inherent in all investments in securities, there is no assurance that these objectives will be achieved. The investment policies and techniques used to pursue the Funds' objectives may be changed without shareholder approval, except as otherwise noted. Further information regarding the Funds' investment policies and restrictions is provided in the SAI.

TAX-EXEMPT SECURITIES
These securities include general obligation bonds, which are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest; revenue bonds, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power; lease obligations backed by the municipality's covenant to budget for the payments due under the lease obligation; and certain types of industrial development bonds issued by or on behalf of public authorities to obtain funds for privately-operated facilities, provided that the interest paid on such securities is excluded from gross income for federal income tax purposes and is exempt from New York State and New York City personal income taxes.
    The value of the securities in which a Fund will invest generally fluctuates inversely with changes in prevailing interest rates. Changes in the creditworthiness of issuers and changes in other market factors such as the relative supply of and demand for tax-exempt bonds also create value fluctuations.

     Each Fund may on a temporary basis due to market or other conditions invest up to 100% of its assets in short-term securities whether or not exempt from federal and New York State and New York City income taxes. Such taxable securities may consist of obligations of the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus and undivided profits in excess of $100 million; banker's acceptances of similar banks; commercial paper; and other corporate debt obligations.


INVESTMENT  TECHNIQUES
VARIABLE RATE SECURITIES - Each Fund may invest in tax-exempt securities that bear interest at rates which are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by a Fund depending on the proportion of such securities held.
     The market value of fixed coupon securities fluctuates with changes in prevailing interest rates, increasing in value when interest rates decline and decreasing in value when interest rates rise. The value of variable rate securities, however, is less affected by changes in prevailing interest rates because of the periodic adjustment of their coupons to a market rate. The shorter the period between adjustments, the smaller the impact of interest rate fluctuations on the value of these securities. The market value of tax-exempt variable rate securities usually tends toward par (100% of face value) at interest rate adjustment time.
     In the case of the New York Money Market Fund only, any variable rate instrument with a demand feature will be deemed to have a maturity equal to either the date on which the underlying principal amount may be recovered through demand or the next rate adjustment date consistent with applicable regulatory requirements.

PUT BONDS - Each Fund may invest in tax-exempt securities (including securities with variable interest rates) which may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. For the New York Bond Fund, maturity for put bonds is deemed to be the date on which the put becomes exercisable. Generally, maturity for put bonds for the New York Money Market Fund is determined as stated under Variable Rate Securities.

ZERO COUPON BONDS - Each Fund may invest in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its dividend, each Fund records as income the daily amortization of the purchase discount.

WHEN-ISSUED SECURITIES - Each Fund may invest in new issues of tax-exempt securities offered on a when-issued basis; that is, delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment. The Funds do not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement. Such securities can be sold before settlement date.
     Cash or high quality liquid debt securities equal to the amount of the when-issued commitments are segregated at the Fund's custodian bank. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or sale of the when-issued securities themselves.

MUNICIPAL LEASE OBLIGATIONS - Each Fund may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for the payments due under the lease obligation.
     Certain lease obligations contain "non- appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non- appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager will consider: (1) the credit quality of the obligor,
(2) whether the underlying property is essential to a governmental function, and
(3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

LIQUIDITY - The New York Bond Fund and New York Money Market Fund may invest up to 15% and 10%, respectively, of their net assets in illiquid securities.
     Lease obligations and certain put bonds that are subject to restrictions on transfer may be determined to be liquid in accordance with the guidelines established by the Board of Directors.
     In determining the liquidity of a lease obligation, the Manager will consider: (1) the frequency of trades and quotes for the lease obligation, (2) the number of dealers willing to purchase or sell the lease obligation and the number of other potential purchasers, (3) dealer undertakings to make a market in the lease obligation, (4) the nature of the marketplace trades, including the time needed to dispose of the lease obligation, the method of soliciting offers, and the mechanics of transfer, (5) whether the lease obligation is of a size that will be attractive to institutional investors, (6) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (7) such other factors as the Manager may determine to be relevant to such determination.
     In determining the liquidity of put bonds with restrictions on transfer, the Manager will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally guaranteeing performance on) the unconditional put or demand feature of the put bond.

INVESTMENT  RESTRICTIONS
The following  restrictions may not be changed without shareholder approval:

(1) Neither Fund may borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

(2) Neither Fund may invest 25% or more of its total assets in securities issued in connection with the financing of projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds or electric power project revenue bonds or in industrial revenue bonds which are based, directly or indirectly, on the credit of private entities of any one industry. However, each Fund reserves the right to invest more than 25% of its total assets in tax-exempt industrial revenue bonds.

(3) Neither Fund will invest 25% or more of its total assets in the securities of a single issuer, and neither Fund will, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer.

RISK FACTORS
Each Fund is subject to credit and market risks, which will be intensified by concentration in New York issues. Each Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest. New York State and New York City face long-term economic problems that could seriously affect their ability and that of other issuers of New York Municipal Obligations to meet their financial obligations. AN INVESTMENT IN THE NEW YORK MONEY MARKET FUND MAY BE RISKIER THAN AN INVESTMENT IN OTHER TYPES OF MONEY MARKET FUNDS BECAUSE OF THE FUND'S CONCENTRATION IN NEW YORK ISSUES.

     Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Funds) have experienced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowings and fewer markets for their outstanding debt obligations. In recent years, several different issues of municipal securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by S&P and Moody's. On the other hand, strong demand for New York Municipal
Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers' existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their municipal obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the net asset value of the Funds' portfolio.

     Other considerations affecting the Funds' investments in New York Municipal Obligations are summarized in the SAI under SPECIAL RISK CONSIDERATIONS.

                               PURCHASE OF SHARES

OPENING AN ACCOUNT
You may open an account and make an investment by any of the following methods. A complete, signed application is required together with a check for each new account.

TAX ID NUMBER
We require that each shareholder named on the account provide the Company with a social security number or tax identification number to avoid possible tax withholding requirements.


EFFECTIVE DATE
When you make a purchase, your purchase price will be the NAV per share next determined after the Fund receives your request in proper form. The NAV of each Fund is determined at the close of the regular trading session of the New York Stock Exchange (NYSE) each day the Exchange is open. If a Fund receives your request prior to that time, your purchase price will be the NAV per share determined for that day. If a Fund receives your request after the NAV per share is calculated, the purchase will be effective on the next business day.
     Because of the more lengthy clearing process and the need to convert foreign currency, a check drawn on a foreign bank will not be deemed received for the purchase of shares until such time as the check has cleared and the Manager has received good funds, which may take up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase. To avoid a delay in the effectiveness of your purchase, the Manager suggests that you convert your foreign check to U.S. dollars prior to investment in the Funds.

PURCHASE OF SHARES

MINIMUM INVESTMENTS
-------------------

Initial Purchase:              $3,000


Additional Purchases:          $50 - (Except transfers from brokerage accounts
                               into the New York Money Market Fund, which are exempt from minimum)


HOW TO PURCHASE:
---------------

MAIL              o To open an account, send your application and check to:
                           USAA Investment Management Company
                           9800 Fredericksburg Rd., San Antonio, TX  78288
                  o  To add to your account,  send your check and the "Invest by
                     Mail"  stub  that  accompanies   your  fund's   transaction
                     confirmation to the Transfer Agent:
                           USAA Shareholder Account Services
                           9800 Fredericksburg Rd., San Antonio, TX  78288
                  o  To exchange by mail, call 1-800-531-8448 for instructions.

IN PERSON         o To open an account, bring your application and check to:
                           USAA Investment Management Company
                           USAA Federal Savings Bank
                           10750 Robert F. McDermott Freeway, San Antonio

AUTOMATICALLY     o Additional  purchases on a regular basis can be deducted
VIA                 from a bank account, paycheck, income-producing investment
ELECTRONIC          or from a USAA money market account. Sign up for these
FUNDS               services when opening an account or call 1-800-531-8448 to
TRANSFER            add these services.
                  o Purchases through payroll deduction ($25 minimum each pay period with (EFT) no initial investment) can be made by any employee of USAA, its subsidiaries or affiliated companies.

BANK WIRE         o To add to an account,  instruct your bank (which may
                    charge a fee for the service) to wire the specified amount to the Fund as follows:
                          State Street Bank and Trust Company, Boston, MA 02101 ABA#011000028
                          Attn:  USAA [Fund Name]
                          USAA AC-69384998
                          Shareholder(s) Name(s)_________________
                          Shareholder(s) Account Number___________________

PHONE             o If you have an existing USAA account and would like to open
1-800-531-8448      a new account or if you would like to exchange to another
                    USAA fund, call for instructions. The new account must have the same registration as your existing account.
                  o To add to an account,  intermittent  (as-needed)  purchases can be deducted from your bank account through our Buy/Sell
                    Service. Call for instructions.

                              REDEMPTION OF SHARES


You may redeem shares of a Fund by any of the following methods on any day the NAV per share is calculated. Redemptions will be effective on the day instructions are received in accordance with the requirements set forth below. However, if instructions are received after the NAV per share calculation, redemption will be effective on the next business day.


REDEMPTION PROCEEDS
Redemption proceeds are distributed within seven days after the effective date of redemption. Payment for redemption of shares purchased by check or electronic funds transfer will not be disbursed until the purchase check or electronic funds transfer has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.
     In addition, the Company may elect to suspend the redemption of shares or postpone the date of payment during any period that the NYSE is closed, or trading in the markets the Company normally utilizes is restricted, or during any period that redemption is otherwise permitted to be suspended by the SEC.

HOW TO REDEEM:
-------------


WRITTEN,          o  Send your written instructions to:
FAX, OR                    USAA Shareholder Account Services
TELEGRAPH                  9800 Fredericksburg Rd., San Antonio, TX 78288
                  o  Send a signed fax to 1-800-292-8177, or send a telegraph to
                     USAA Shareholder Account Services.


     Written redemption requests must include the following: (1) a letter of instruction or stock assignment, and stock certificate (if issued), specifying the Fund and the number of shares or dollar amount to be redeemed; (2) signatures of all owners of the shares exactly as their names appear on the account; (3) other supporting legal documents, if required, as in the case of estates, trusts, guardianships, custodianships, partnerships, corporations, and pension and profit-sharing plans; and (4) method of payment.


PHONE             o Call toll free 1-800-531-8448, in San Antonio, 456-7202.


     Telephone redemption is automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Information is obtained prior to any discussion regarding an account including:
(1) USAA number or account number, (2) the name(s) on the account registration, and (3) social security number or tax identification number for the account registration. In addition, all telephone communications with a shareholder are recorded, and confirmations of all account transactions are sent to the address of record.

     Redemption by telephone, fax, or telegraph is not available for shares represented by stock certificates.

METHODS OF PAYMENT:
------------------

BANK WIRE         o Allows redemptions to be sent directly to your bank account.


     Establish this service when you apply for your account, or later upon request. Please obtain precise wiring instructions from your financial institution. USAA Shareholder Account Services (Transfer Agent) deducts a wire fee from the account for the redemption by wire. The fee as of the date of this Prospectus is $10 ($25 for wires to a foreign bank) and is subject to change at any time. The fee is paid to State Street Bank and Trust Company (SSB) and the Transfer Agent for their services in connection with the wire redemption. Your financial institution may also charge a fee for receiving funds by wire.


AUTOMATICALLY     o Systematic (regular) or intermittent (as-needed) redemptions
VIA EFT             can be credited to your bank account.

     Establish any of our electronic investing services when you apply for your account, or later upon request.

CHECK             o A check payable to the registered shareholder(s) will be
REDEMPTION          mailed to the address of record.

     This check redemption privilege is automatically established when your application is completed and accepted. There is a 15-day waiting period before a check redemption can be processed following a telephone address change. Should you wish to redeem shares within the 15 days following a telephone address change, you may do so by providing written instructions by mail or facsimile.

CHECKWRITING      o Checks can be issued for your New York Money Market Fund account.


     To establish your checkwriting privilege (CWP), complete the signature card which accompanies the application form or Shareholder Services Guide, or request and complete the signature card separately. There is no charge for the use of checks nor for subsequent reorders. This privilege is subject to SSB's rules and regulations governing checking accounts. Checks must be written for an amount of at least $250. Checks written for less than $250 will be returned. Checkwriting may not be used to close an account because the value of the account changes daily as dividends are accrued.

     When a check is presented to the Transfer Agent for payment, a sufficient number of full and fractional shares in the investor's account will be redeemed to cover the amount of the check. Checks will be returned if there are insufficient shares to cover the amount of the check. Presently, there is a $15 processing fee assessed against an account for any redemption check not honored by a clearing or paying agent. A check paid during the month will be returned to the shareholder by separate mail. Checkwriting fees are subject to change at any time. The Company, the Transfer Agent and SSB each reserve the right to change or suspend the checkwriting privilege upon 30 days' written notice to participating shareholders. See the SAI for further information.
     You may request that the Transfer Agent stop payment on a check. The Transfer Agent will use its best efforts to execute stop payment instructions, but does not guarantee that such efforts will be effective. A $10 charge will be made for each stop payment requested by a shareholder.

                      CONDITIONS OF PURCHASE AND REDEMPTION


NONPAYMENT
If any order to purchase shares is cancelled due to nonpayment or if the Company does not receive good funds either by check or electronic funds transfer, the Transfer Agent will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES
You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.

ACCOUNT BALANCE
Beginning in September 1998, and occurring each September thereafter, the Transfer Agent will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will be used to reduce total transfer agency fees paid by each Fund to the Transfer Agent. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA or UTMA); (3) all (non IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).

COMPANY RIGHTS The Company reserves the right to:


(1) reject purchase or exchange orders when in the best interest of the Company;

(2) limit or discontinue the offering of shares of any portfolio of the Company without notice to the shareholders;


(3) impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); provided, however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and the required notice has been given to shareholders;


(4) require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The section ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI contains information on acceptable guarantors;


(5) redeem an account with a balance of less than 50 full shares of either Fund, subject to certain limitations described in ADDITIONAL INFORMATION REGARDING Redemption of Shares in the SAI.

                                    EXCHANGES

EXCHANGE PRIVILEGE

The Exchange Privilege is automatically established when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and that the shares to be acquired are offered in your state of residence. Only New York residents may exchange into a New York Fund. Exchange redemptions and purchases will be processed simultaneously at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event. Accordingly, when exchanging shares, you may realize a capital gain or loss.

     The Funds have undertaken certain procedures regarding telephone transactions. See REDEMPTION OF SHARES - PHONE.

EXCHANGE LIMITATIONS, EXCESSIVE TRADING
To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. Exchanges out of any Fund in the USAA Family of Funds are limited for each account to six per calendar year except that there is no limitation on exchanges out of the Tax Exempt Short- Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds.

                                 OTHER SERVICES

INVESTMENT  PLANS

AUTOMATIC INVESTMENT PLANS - You may establish an automatic investment plan by completing the appropriate forms, if any. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. Call the Manager to obtain instructions. More information about these preauthorized plans is contained in the SAI.

o INVESTRONIC(R) - The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

o DIRECT PURCHASE SERVICE - The periodic purchase of shares through electronic funds transfer from an employer (including government allotments), an income-producing investment, or an account with a participating financial institution.


o AUTOMATIC PURCHASE PLAN - The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund.

o BUY/SELL SERVICE - The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

o SYSTEMATIC WITHDRAWAL PLAN - The periodic redemption of shares from one of your accounts permitting you to receive a fixed amount of money monthly or quarterly.

o DIRECTED DIVIDENDS - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

SHAREHOLDER STATEMENTS AND REPORTS
You will receive a confirmation after each transaction in your New York Bond Fund account except:

(1)  a reinvested dividend;

(2) a payment you make under the InvesTronic(R), Direct Purchase Service, Automatic Purchase Plan, or Directed Dividends investment plans; or

(3)  a redemption you make under the Systematic Withdrawal Plan.

     If you own shares in the New York Money Market Fund, you will receive a confirmation for purchases or redemptions by check and exchanges. If that money market fund account had activity other than reinvested dividends, such as wire purchases or redemptions or purchases under the InvesTronic(R), Direct Purchase Service, Automatic Purchase Plan or Directed Dividends investment plans, you will receive a monthly statement that will reflect quarter-to-date account activity.
     At the end of each quarter, you will receive a consolidated statement for all of your mutual fund accounts, regardless of account activity. The fourth quarter consolidated statement will reflect all account activity for the prior tax year. There will be a $10 fee charged for copies of historical statements for other than the prior tax year for any one account. You will receive a Fund's financial statements with a summary of its investments and performance at least semiannually.
     In an effort to reduce expenses and respond to shareholders' requests to reduce mail, the Company intends to consolidate mailings of Annual and Semiannual Reports to households having multiple accounts with the same address of record. One copy of each report will be furnished to that address. You may request additional reports by notifying the Company.

TELEPHONE ASSISTANCE
Call our telephone assistance numbers for specific forms, a copy of the SAI, the most recent Annual Report and/or Semiannual Report, or if you have any questions concerning any of the services offered.

                             SHARE PRICE CALCULATION

The price at which shares of the Funds are purchased and redeemed by shareholders is equal to the NAV per share determined on the effective date of the purchase or redemption.

WHEN
The NAV per share for each Fund is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time. You may buy and sell Fund shares at the NAV per share without a sales charge.

HOW
The NAV per share is calculated by adding the value of all securities and other assets in a Fund, deducting liabilities, and dividing by the number of shares outstanding. Securities of the New York Bond Fund are valued each business day at their current market value as determined by a pricing service approved by the Board of Directors. Securities which cannot be valued by the pricing service, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors. In addition, securities purchased with maturities of 60 days or less and all securities of the New York Money Market Fund are stated at amortized cost.
     For additional information, see VALUATION OF SECURITIES in the SAI.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND  DISTRIBUTIONS
Net investment income of each Fund is accrued daily and distributed to shareholders on the last business day of each month. Net capital gains, if any, generally will be distributed at least annually. The Funds intend to make such additional distributions as may be necessary to avoid the imposition of any federal excise tax.
     All shares purchased will begin accruing dividends on the day following the effective date of the purchase and will receive dividends through the effective date of redemption.
     All income dividends and capital gain distributions are automatically reinvested, unless the shareholder specifies otherwise. The share price will be the net asset value of the Fund shares computed on the ex-dividend date. Any capital gain distribution paid by the New York Bond Fund will reduce the NAV per share by the amount of the distribution. An investor should consider carefully the effects of purchasing shares of the New York Bond Fund shortly before any capital gain distribution. Although in effect a return of capital, these distributions are subject to taxes. If a shareholder becomes a resident of a state other than New York, a check for proceeds of income dividends will be mailed to such shareholder monthly, and a check for any capital gain distribution will be mailed after the distribution is paid.

     Any dividend or distribution payment returned to the Manager as not deliverable will be invested in the shareholder's Fund account at the then-current NAV per share. If any check for the payment of dividends or distributions is not cashed within six months from the date on the check, it becomes void. The amount of the check will then be invested in the shareholder's Fund account at the then-current NAV per share.


FEDERAL TAXES
The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The following discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, shareholders are urged to consult their own tax advisers about the status of distributions from a Fund in their own states and localities.

FUND - Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By complying with the applicable provisions of the Code, neither Fund will be subject to federal income tax on its net investment income and net capital gains (capital gains in excess of capital losses) distributed to shareholders.


SHAREHOLDER - Dividends of net tax-exempt interest income paid by a Fund are excluded from a shareholder's gross income for federal income tax purposes. Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. However, it is expected that any taxable net investment income will be minimal in relation to the tax-exempt interest generated by a Fund.

     Distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares, and regardless of the length of time the investor has held the shares of a Fund.

     Redemptions, including exchanges, are subject to income tax, based on the difference between the cost of shares when purchased and the price received upon redemption or exchange.
     Tax-exempt interest from private activity bonds (for example, industrial development revenue bonds) issued after August 7, 1986, although otherwise exempt from federal tax, is treated as a tax preference item for purposes of the alternative minimum tax. For corporations, all tax-exempt interest will be considered in calculating the alternative minimum tax as part of the adjusted current earnings.

WITHHOLDING - Each Fund is required by federal law to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who fails to furnish the Fund with a correct tax identification number, who underreports dividend or interest income, or who fails to certify that he is not subject to withholding. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your tax identification number is correct and that you are not currently subject to backup withholding.

REPORTING - Each Fund will report annually to its shareholders the federal tax status of dividends and distributions paid or declared by each Fund during the preceding calendar year, including the portion of the dividends constituting interest on private activity bonds, and the percentage and source, on a state-by-state basis, of interest income earned on tax-exempt securities held by the Fund during the preceding year.

NEW YORK TAXATION Each Fund intends to satisfy such requirements of applicable New York law so as to pay dividends, as described below, that are exempt from New York State and New York City personal income taxes. Dividends derived from interest on qualifying New York Municipal Obligations (including certain territories and possessions of the United States such as Puerto Rico, the Virgin Islands, and Guam) will be exempt from New York State and New York City personal income taxes, but not corporate franchise taxes. Dividends and distributions derived from income (including capital gains on all New York Municipal Obligations) other than interest on qualifying New York Municipal Obligations are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for New York State and New York City personal income tax purposes. Each shareholder will receive an annual notification stating the shareholder's portion of each Fund's tax-exempt income attributable to qualified New York Municipal Obligations. The foregoing is only a general summary of certain state and local tax considerations generally affecting shareholders and is not intended as a substitute for careful tax planning. Potential investors should consult their own tax advisers regarding their own tax situations.

                            MANAGEMENT OF THE COMPANY

The business affairs of the Company are subject to the supervision of the Board of Directors.

     The Manager, USAA Investment Management Company (IMCO), was organized in May 1970 and is an affiliate of United Services Automobile Association (USAA), a large diversified financial services institution. As of the date of this Prospectus, the Manager had approximately $35 billion in total assets under management. The Manager's mailing address is 9800 Fredericksburg Rd., San Antonio, TX 78288.

     Officers and employees of the Manager are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Joint Code of Ethics adopted by the Company and the Manager. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with SEC rules and regulations.


ADVISORY  AGREEMENT
The Manager serves as the manager and investment adviser of the Company, providing services under an Advisory Agreement. Under the Advisory Agreement, the Manager is responsible for the management of the business affairs, investment portfolios, and placement of brokerage orders, subject to the authority of and supervision by the Board of Directors.
     For its services under the Advisory Agreement, each Fund pays the Manager an annual fee which is computed as a percentage of the aggregate ANA of both Funds combined. The fee is accrued daily, paid monthly, and allocated between the Funds based on the relative net assets of each. The fee is computed at .50% of the first $50,000,000 ANA, .40% of that portion over $50,000,000 and not over $100,000,000 ANA, and .30% of that portion over $100,000,000 ANA. For the fiscal year ended March 31, 1997, the fees paid to the Manager, net of the reimbursements, were .29% of ANA for the New York Bond Fund and .26% of ANA for the New York Money Market Fund.

OPERATING EXPENSES
For the fiscal year ended March 31, 1997, the Manager limited each Fund's total operating expenses to .50% of its ANA. The Manager reimbursed the New York Bond Fund $85,840 and the New York Money Market Fund $86,217 for expenses in excess of the limitation. The Manager has voluntarily agreed to continue to limit each Fund's annual expenses until August 1, 1998, to .50% of its ANA and will reimburse the Funds for all expenses in excess of the limitation.


PORTFOLIO MANAGERS
The following individuals are primarily responsible for managing the Funds.


NEW YORK  BOND  FUND
Kenneth E. Willmann, Vice President of Fixed Income Investments since December 1986, has managed the Fund since its inception in October 1990. He has 23 years investment management experience and has worked for IMCO for 20 years. Mr. Willmann earned the Chartered Financial Analyst (CFA) designation in 1978 and is a member of the Association for Investment Management and Research (AIMR), San Antonio Financial Analysts Society, Inc. (SAFAS), and the National Federation of Municipal Analysts (NFMA). He holds an MBA and a BA from the University of Texas.

NEW YORK MONEY MARKET FUND
John C. Bonnell, Executive Director of Money Market Funds since May 1996, has managed the Fund since May 1996. He has eight years investment management experience working for IMCO, where he has held various positions in Fixed Income Investments. Mr. Bonnell earned the CFA designation in 1994 and is a member of the AIMR, the SAFAS, the NFMA and the Southern Municipal Finance Society. He holds an MBA from St. Mary's University and a BBA from the University of Texas at San Antonio.



                              DESCRIPTION OF SHARES


The Company is an open-end management investment company incorporated under the laws of the State of Maryland on November 16, 1981. The Company is authorized to issue shares in separate portfolios. Ten such portfolios have been established, two of which are described in this Prospectus. Each of the two Funds is classified as diversified. Under the Company's charter, the Board of Directors is authorized to create new portfolios in addition to those already existing without the approval of the shareholders of the Company.

     Under the provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Ordinarily, no shareholder meeting will be held unless required by the 1940 Act. The Directors may fill vacancies on the Board or appoint new Directors provided that immediately after such action at least two-thirds of the Directors have been elected by shareholders.
     Shareholders are entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset value of the shares. For matters affecting an individual portfolio, a separate vote of the shareholders of that portfolio is required.

                                SERVICE PROVIDERS

UNDERWRITER/           USAA Investment Management Company
DISTRIBUTOR            9800 Fredericksburg Rd., San Antonio, Texas 78288.

TRANSFER               USAA Shareholder Account Services
AGENT                  9800 Fredericksburg Rd., San Antonio, Texas 78288.

CUSTODIAN              State Street Bank and Trust Company
                       P.O. Box 1713, Boston, Massachusetts 02105.

LEGAL                  Goodwin, Procter & Hoar LLP
COUNSEL                Exchange Place, Boston, Massachusetts 02109.

INDEPENDENT            KPMG Peat Marwick LLP
AUDITORS               112 East Pecan, Suite 2400, San Antonio, Texas 78205.



                              TELEPHONE ASSISTANCE

                         (Call toll free - Central Time)
                      Monday-Friday 8:00 a.m. to 8:00 p.m.
                        Saturday 8:30 a.m. to 5:00 p.m.

                    For further information on mutual funds:
                                 1-800-531-8181
                             In San Antonio 456-7211
                For account servicing, exchanges or redemptions:
                                 1-800-531-8448
                             In San Antonio 456-7202
                            RECORDED 24 HOUR SERVICE

                            MUTUAL FUND PRICE QUOTES
                                (From any phone)
                                 1-800-531-8066
                             In San Antonio 498-8066

                            MUTUAL FUND TOUCHLINE(R)
                          (From Touchtone phones only)
             For account balance, last transaction or fund prices:
                                 1-800-531-8777
                             In San Antonio 498-8777

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

                                     Part A




                               Prospectus for the

                                Virginia Bond and
                           Virginia Money Market Funds

                               USAA VIRGINIA FUNDS
                            AUGUST 1, 1997 PROSPECTUS


USAA VIRGINIA BOND FUND and USAA VIRGINIA MONEY MARKET FUND (collectively, the Funds or the Virginia Funds) are two of ten no-load mutual funds offered by USAA Tax Exempt Fund, Inc. (the Company). The Funds are managed by USAA Investment Management Company (the Manager).

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES?
     The Funds have a common objective of providing Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes. The Virginia Money Market Fund has a further objective of preserving capital and maintaining liquidity. Each Fund has separate investment policies to achieve its objective.

     The VIRGINIA BOND FUND invests primarily in long-term investment grade Virginia tax-exempt securities. The Fund's average portfolio maturity is not restricted, but is expected to be greater than 10 years.
Page 11.
     The VIRGINIA MONEY MARKET FUND invests in high quality Virginia tax-exempt securities with maturities of 397 days or less. The Manager will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Fund will endeavor to maintain a constant net asset value per share of $1.00. Page 11.

HOW DO YOU BUY?
Fund shares are sold on a continuous basis at the net asset value per share without a sales charge. Make your initial investment directly with the Manager by mail, in person, or in certain instances, by telephone. Page 15.

HOW DO YOU SELL?
You may redeem Fund shares by mail, telephone, fax, or telegraph on any day that the net asset value is calculated. Page 17.

     Shares of the Virginia Funds are authorized for sale only to residents of the Commonwealth of Virginia. The delivery of this Prospectus shall not constitute an offer in any state in which shares of the Virginia Funds may not lawfully be made.

     SHARES OF THE USAA VIRGINIA FUNDS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

     This Prospectus, which should be read and retained for future reference, provides information regarding the Company and the Virginia Funds that you should know before investing.


     If you would like more information about the Funds, you may call 1-800-531-8181 to request a free copy of the most recent financial report and/or the Funds' Statement of Additional Information (SAI), dated August 1, 1997. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this Prospectus (meaning it is legally a part of the Prospectus).

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


AN INVESTMENT IN THE VIRGINIA MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. THIS FUND MAY INVEST A SIGNIFICANT PERCENTAGE OF ITS ASSETS IN A SINGLE ISSUER, AND THEREFORE AN INVESTMENT IN THE FUND MAY BE RISKIER THAN AN INVESTMENT IN OTHER TYPES OF MONEY MARKET FUNDS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                               PAGE
                                  SUMMARY DATA
Fees and Expenses..............................................  3
Financial Highlights...........................................  4
Performance Information........................................  8

                               USING MUTUAL FUNDS
USAA Family of No-Load Mutual Funds............................  9
Using Mutual Funds in an Investment Program.................... 10

                        INVESTMENT PORTFOLIO INFORMATION
Investment Objectives and Policies............................. 11
   Virginia Bond Fund.........................................  11
   Virginia Money Market Fund.................................  11
Other Investment Information................................... 12

                             SHAREHOLDER INFORMATION
Purchase of Shares............................................. 15
Redemption of Shares........................................... 17
Conditions of Purchase and Redemption.......................... 19
Exchanges...................................................... 20
Other Services................................................. 20
Share Price Calculation........................................ 21
Dividends, Distributions and Taxes............................. 22
Management of the Company...................................... 24
Description of Shares.......................................... 25
Service Providers.............................................. 26
Telephone Assistance Numbers................................... 26

--------------------------------------------------------------------------------

                                FEES AND EXPENSES


The following summary,  which is based on actual expenses and average net assets
(ANA) of each Fund for the year ended March 31, 1997, is provided to assist you in understanding the expenses you will bear directly or indirectly as a Fund investor.


SHAREHOLDER TRANSACTION EXPENSES (APPLICABLE TO EACH FUND)
--------------------------------------------------------------------------------
Sales Load Imposed on Purchases..........................     None
Sales Load Imposed on Reinvested Dividends...............     None
Deferred Sales Load......................................     None
Redemption Fee*..........................................     None
Exchange Fee.............................................     None


ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF ANA)
--------------------------------------------------------------------------------

                                                                    VIRGINIA         VIRGINIA
                                                                     BOND         MONEY MARKET
                                                                     FUND             FUND

Management Fees, net of reimbursements..........................        .34%             .31%
12b-1 Fees......................................................       None             None
Other Expenses, net of reimbursements
     Transfer Agent Fees**......................................    .07%              .10%
     Custodian Fees.............................................    .03%              .05%
     All Other Expenses.........................................    .02%              .04%
                                                                    ---               ---
Total Other Expenses............................................        .12%             .19%
                                                                        ---              ---
Total Fund Operating Expenses, net of reimbursements............        .46%             .50%
                                                                        ===              ===

--------------
  * A shareholder who requests delivery of redemption proceeds by wire transfer will be subject to a $10 fee. See REDEMPTION OF SHARES - BANK WIRE.
 ** The Funds pay USAA Shareholder Account Services an annual fixed fee per account for its services. See TRANSFER AGENT in the SAI, page 15.

     During the year, the Manager voluntarily limited each Fund's annual expenses to .50% of its ANA and reimbursed the Funds for all expenses in excess of the limitation. The Management Fees, Other Expenses, and Total Fund Operating Expenses reflect all such expense reimbursements by the Manager. Absent such reimbursements, the amount of the Virginia Money Market Fund's Management Fees, Other Expenses, and Total Fund Operating Expenses, as a percentage of its ANA, would have been .34%, .19%, and .53%. Total Fund Operating Expenses for the Virginia Bond Fund did not exceed the limitation, therefore no reimbursements were required. The Manager has voluntarily agreed to continue to limit each Fund's annual expenses until August 1, 1998, to .50% of its ANA and will reimburse the Funds for all expenses in excess of the limitation.

EXAMPLE OF EFFECT OF FUND EXPENSES
--------------------------------------------------------------------------------

You would pay the following expenses on a $1,000 investment in one of the Funds below, assuming (1) 5% annual return and (2) redemption at the end of the periods shown:

                                        1 YEAR    3 YEARS   5 YEARS     10 YEARS
                                        ------    -------   -------     --------
 Virginia Bond Fund....................   $5        $15       $26         $58
 Virginia Money Market Fund............   $5        $16       $28         $63


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS


The following per share operating performance for a share outstanding throughout each period in the seven-year period ended March 31, 1997, has been audited by KPMG Peat Marwick LLP. This table should be read in conjunction with the Funds' financial statements for the year ended March 31, 1997, and the auditors' report thereon, that appear in the Funds' Annual Report. Further performance information is contained in the Annual Report and is available upon request without charge.

VIRGINIA BOND FUND:
                                                YEAR ENDED MARCH 31,
                                                --------------------

                               1997         1996         1995          1994         1993
                               ----         ----         ----          ----         ----
Net asset value at
   beginning of period       $  10.93     $  10.76     $  10.71     $  11.16     $  10.57
Net investment income             .63          .63          .62          .62          .64
Net realized and
   unrealized gain (loss)        (.01)         .17          .05         (.30)         .65
Distributions from net
   investment income             (.63)        (.63)        (.62)        (.62)        (.64)
Distributions of realized
   capital gains                 -             -           -            (.15)        (.06)
                             ---------    ---------    --------     --------     --------
Net asset value at
   end of period             $  10.92     $  10.93     $  10.76     $  10.71     $  11.16
                             ========     ========     ========     ========     ========
Total return (%)**               5.82         7.57         6.61         2.69        12.61
Net assets at end of
   period (000)              $292,914     $267,111     $238,920     $235,901     $207,302
Ratio of expenses to
   average net assets (%)         .46          .48          .50          .49          .50(a)
Ratio of net investment
   income to average net
   assets (%)                    5.76         5.74         5.95         5.44         5.90(a)
Portfolio turnover (%)          26.84        27.20        27.77        92.17        91.31

--------------
  *  Fund commenced operations October 15, 1990.
 ** Assumes reinvestment of all dividend income and capital gains distributions during the period.
(a) Based on actual expenses for the period, after giving effect to reimbursements of expenses by the Manager. Absent such reimbursements the Fund's ratios would have been:

                                          YEAR ENDED MARCH 31,
                                          --------------------
                                     1993          1992          1991*
                                     ----          ----          -----
Ratio of expenses to
   average net assets (%)              .54           .65          .99(b)
Ratio of net investment income
   to average net assets (%)          5.86          6.25         6.34(b)


 (b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

                           FINANCIAL HIGHLIGHTS CONT.



VIRGINIA BOND FUND:
                                      YEAR ENDED MARCH 31,
                                      -------------------
                                      1992         1991*
                                      ----         -----
Net asset value at
   beginning of period              $  10.28      $ 10.00
Net investment income                    .67          .32
Net realized and
   unrealized gain (loss)                .29          .28
Distributions from net
   investment income                    (.67)        (.32)
Distributions of realized
   capital gains                         -            -
                                    --------      -------
Net asset value at
   end of period                    $  10.57      $ 10.28
                                    ========      =======
Total return (%)**                      9.61         6.01
Net assets at end of
   period (000)                     $131,475      $58,045
Ratio of expenses to
   average net assets (%)                .50(a)       .50(a)(b)
Ratio of net investment
   income to average net
   assets (%)                           6.40(a)      6.83(a)(b)
Portfolio turnover (%)                 86.77       142.56

                           FINANCIAL HIGHLIGHTS CONT.



VIRGINIA MONEY MARKET FUND:
                                                YEAR ENDED MARCH 31,
                                               --------------------

                                1997          1996         1995       1994       1993
                                ----          ----         ----       ----       ----
Net asset value at
   beginning of period       $    1.00    $   1.00     $   1.00    $  1.00     $  1.00
Net investment income              .03         .03          .03        .02         .03
Distributions from net
   investment income              (.03)       (.03)        (.03)      (.02)       (.03)
                             ---------    --------     -------     -------     -------
Net asset value at
   end of period             $   1.00     $   1.00     $  1.00     $  1.00     $  1.00
                             =========    ========     =======     =======     =======
Total return (%)**               3.14         3.42        2.91        2.14        2.65
Net assets at end of
   period (000)              $113,330     $110,308     $98,049     $92,570     $77,263
Ratio of expenses to
   average net assets (%)         .50(a)       .50(a)      .50(a)      .50(a)      .50(a)
Ratio of net investment
   income to average net
    assets (%)                   3.10(a)      3.36(a)     2.88(a)     2.12(a)     2.62(a)

--------------
  * Fund commenced operations October 15, 1990.
 ** Assumes reinvestment of all dividend income distributions during the period.
(a) Based on actual expenses for the period, after giving effect to reimbursements of expenses by the Manager. Absent such reimbursements the Fund's ratios would have been:

                                           YEAR ENDED MARCH 31,
                                           --------------------
                          1997   1996   1995   1994   1993   1992   1991*
                          ----   ----   ----   ----   ----   ----   ----
Ratio of expenses to
   average net assets (%)  .53    .55    .56    .61    .63    .74   1.08(b)
Ratio of net investment
   income to average net
   assets (%)             3.07   3.31   2.82   2.01   2.49   3.72   4.45(b)

(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

                           FINANCIAL HIGHLIGHTS CONT.



VIRGINIA MONEY MARKET FUND:
                                     YEAR ENDED MARCH 31,
                                     -------------------
                                      1992          1991*
                                      ----          -----
Net asset value at
   beginning of period              $   1.00       $  1.00
Net investment income                    .04           .02
Distributions from net
   investment income                    (.04)         (.02)
                                     -------       -------
Net asset value at
   end of period                     $  1.00       $  1.00
                                     =======       =======
Total return (%)**                      4.09          2.38
Net assets at end of
   period (000)                      $73,220       $42,513
Ratio of expenses to
   average net assets (%)                .50(a)        .50(a)(b)
Ratio of net investment
   income to average net
   assets (%)                           3.96(a)       5.03(a)(b)

                             PERFORMANCE INFORMATION

Performance information should be considered in light of each Fund's investment objective and policies and market conditions during the time periods for which it is reported. Historical performance should not be considered as representative of the future performance of either Fund.
     The Company may quote a Fund's total return or yield in advertisements and reports to shareholders or prospective investors. A Fund's performance may also be compared to that of other mutual funds with similar investment objectives and relevant indexes that are referenced in APPENDIX B to the SAI. Standard total return and yield results reported by the Funds do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $10 fee for a delivery of redemption proceeds by wire transfer.
     Further information concerning yield and total return is included in the SAI.

TOTAL RETURN - VIRGINIA BOND FUND. The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period which, when applied to a hypothetical $1,000 investment in the Fund at the beginning of the period, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions during the period.


YIELD - VIRGINIA BOND FUND. The Fund may advertise performance in terms of a 30-day yield quotation. The yield quotation is computed by dividing the net investment income per share earned during the period by the offering price per share on the last day of the period. This income is then annualized. For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation in a Fund's portfolio and all recurring charges are recognized.


YIELD - VIRGINIA MONEY MARKET FUND. The Fund may advertise its yield and effective yield. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized, that is, the amount of income generated by the investment during the week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.
    The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

TAX EQUIVALENT YIELD - The Funds may also utilize tax equivalent yields with adjustments for assumed income tax rates. See Appendix C - Taxable Equivalent Yield Table in the SAI for illustrations of this yield.

                       USAA FAMILY OF NO-LOAD MUTUAL FUNDS

The USAA Family of No-Load Mutual Funds includes a variety of Funds, each with different objectives and policies. In combination, these Funds are designed to provide investors with the opportunity to formulate their own investment program. You may exchange any shares you hold in any one USAA Fund for shares in any other USAA Fund. For more complete information about the Funds in the USAA Family of Funds, including charges and expenses, call the Manager for a Prospectus. Read it carefully before you invest or send money.

                           USAA TAX EXEMPT FUND, INC.
                                 Long-Term Fund
                             Intermediate-Term Fund
                                 Short-Term Fund
                          Tax Exempt Money Market Fund
                              California Bond Fund*
                          California Money Market Fund*
                               New York Bond Fund*
                           New York Money Market Fund*
                               Virginia Bond Fund*
                           Virginia Money Market Fund*


                             USAA MUTUAL FUND, INC.
                             Aggressive Growth Fund
                            Science & Technology Fund
                                   Growth Fund
                             First Start Growth Fund
                              S&P 500 Index Fund**
                              Growth & Income Fund
                                Income Stock Fund
                                   Income Fund
                              Short-Term Bond Fund
                                Money Market Fund


                              USAA INVESTMENT TRUST
                              Income Strategy Fund
                          Growth and Tax Strategy Fund
                             Balanced Strategy Fund
                            Cornerstone Strategy Fund
                              Growth Strategy Fund
                              Emerging Markets Fund
                                    Gold Fund
                               International Fund
                                World Growth Fund
                                   GNMA Trust
                           Treasury Money Market Trust

                            USAA STATE TAX-FREE TRUST
                          Florida Tax-Free Income Fund*
                       Florida Tax-Free Money Market Fund*
                           Texas Tax-Free Income Fund*
                        Texas Tax-Free Money Market Fund*


   *  Available for sale only to residents of these specific states.
  ** S&P is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

                   USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

I. THE IDEA BEHIND  MUTUAL FUNDS

Mutual funds provide small investors some of the advantages enjoyed by wealthy investors. A relatively small investment can buy part of a widely diversified portfolio. That portfolio is managed by investment professionals, relieving the shareholder of the need to make individual stock or bond selections. The investor also enjoys conveniences, such as daily pricing, liquidity, and in the case of the USAA Family of Funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result each shareholder owns an investment that in earlier times would have been available only to very wealthy people.

II.  USING FUNDS IN AN INVESTMENT PROGRAM
In choosing a mutual fund as an investment vehicle, the shareholder is foregoing some investment decisions, but must still make others. The decisions foregone are those involved with choosing individual securities. The Fund Manager will perform that function. In addition, the Manager will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Fund, as well as other functions.
     The shareholder, however, retains at least part of the responsibility for an equally important decision. This decision includes determining a portfolio of mutual funds that balances the investor's investment goals with his or her tolerance for risk. It is likely that this decision may involve the use of more than one fund of the USAA Family of Funds.
    For example, assume a shareholder wishes to pursue the higher yields usually available in the long-term bond market, but is also concerned about the possible price swings of the long-term bonds. He or she could divide investments between the Virginia Bond Fund and the Virginia Money Market Fund. This would create a portfolio with a higher yield than that of the money market and less volatility than that of the long-term market. This is just one example of how an individual could combine funds to create a portfolio tailored to his or her own risk and reward goals.

III.  USAA'S FAMILY OF FUNDS
The Manager offers investors another alternative in its asset strategy funds, the Income Strategy, Growth and Tax Strategy, Balanced Strategy, Cornerstone Strategy and Growth Strategy Funds. These unique mutual funds provide a professionally managed diversified investment portfolio within a mutual fund. These Funds are designed for the shareholder who prefers to delegate the asset allocation process to an investment manager. The Funds are structured to achieve diversification across a number of investment categories.
    Whether you prefer to create your own mix of mutual funds or use an asset strategy fund, the USAA Family of Funds provides a broad range of choices covering just about any investor's investment objectives. Our sales representatives stand ready to inform you of your choices and to help you craft a portfolio which meets your needs.

                       INVESTMENT OBJECTIVES AND POLICIES


INVESTMENT OBJECTIVES
The Funds have a common investment objective of providing Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes. The Virginia Money Market Fund has a further objective of preserving capital and maintaining liquidity.

INVESTMENT  POLICIES
The Manager will pursue this common objective by investing each Fund's assets in debt obligations issued by the Commonwealth of Virginia, its political subdivisions and instrumentalities, and by other governmental entities if, in the opinion of counsel, the interest from such obligations is excluded from gross income for federal income tax purposes and is exempt from Virginia state income taxes. It is a fundamental policy of each Fund that during normal market conditions at least 80% of the Fund's net assets will consist of Virginia tax-exempt securities and at least 80% of the Fund's annual income will be exempt from federal and Virginia state income taxes and excluded from the calculation of federal alternative minimum taxes for individual taxpayers.


VIRGINIA BOND FUND. Under normal market conditions, the Manager will invest the assets of the Fund so that at least 50% of the total market value of the tax-exempt securities is rated within the three highest long-term rating categories (at least A) by Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Group (S&P), or Fitch Investors Service, Inc. (Fitch), in the highest short-term rating category by Moody's, S&P, or Fitch, or, if a security is not rated by those rating agencies, it must be of equivalent investment quality as determined by the Manager. In no event will a security be purchased for the Fund unless it is rated at least investment grade; i.e., rated by Moody's, S&P, or Fitch at least in the fourth highest rating category for long-term securities, in the second highest rating category for short-term securities, or, if not rated by those rating agencies, determined by the Manager to be of equivalent investment quality. Securities rated in the lowest level of investment grade have speculative characteristics since adverse economic conditions and changing circumstances are more likely to have an adverse impact on such securities.

    If the rating of a security is downgraded, the Manager will determine whether it is in the best interest of the Fund's shareholders to continue to hold such security in the Fund's portfolio. Unless otherwise directed by the Board of Directors, if downgrades result in more than 5% of a Fund's net assets being invested in securities that are less than investment grade quality, the Manager will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets. For a more complete description of tax-exempt securities and their ratings, see APPENDIX A to the SAI.
    The Fund's average portfolio maturity is not restricted, but is expected to be greater than ten years. In determining a security's maturity for purposes of calculating the Fund's average maturity, estimates of the expected time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity. For a discussion of the method of calculating the average weighted maturity of the Fund's portfolio, see INVESTMENT POLICIES in the SAI. The net asset value (NAV) per share of the Virginia Bond Fund will fluctuate with portfolio maturity, the quality of securities held, and inversely to interest rate levels.

VIRGINIA MONEY MARKET FUND. The Fund will purchase only high quality securities that qualify as "eligible securities" under the SEC rules applicable to money market mutual funds. These securities must also be determined by the Manager to present minimal credit risk. In general, the category of eligible securities may include a security that is:

(1)  issued  or   guaranteed   by  the  U.S.   Government   or  any   agency  or
     instrumentality thereof, including "prerefunded" and "escrowed to maturity" tax-exempt securities;

(2) rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO;

(3) unrated but issued by an issuer or guaranteed by a guarantor that has other comparable short-term debt obligations so rated; or

(4)  unrated but determined to be of comparable quality by the Manager.


    If a security is downgraded after purchase, the Manager will follow written procedures adopted by the Company's Board of Directors and a determination will be made as to whether it is in the best interest of the Fund's shareholders for the Fund to continue to hold the security.

    Current NRSROs include Moody's, S&P, Fitch, Duff & Phelps Inc., Thompson BankWatch, Inc., and IBCA Inc. For a description of tax-exempt securities and their ratings, see APPENDIX A to the SAI.
    Consistent with regulatory requirements, the Manager will purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Fund will endeavor to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

                          OTHER INVESTMENT INFORMATION

The investment objectives of the Funds may not be changed without shareholder approval. In view of the risks inherent in all investments in securities, there is no assurance that these objectives will be achieved. The investment policies and techniques used to pursue the Funds' objectives may be changed without shareholder approval, except as otherwise noted. Further information regarding the Funds' investment policies and restrictions is provided in the SAI.

TAX-EXEMPT SECURITIES
These securities include general obligation bonds, which are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest; revenue bonds, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from annual appropriations made by the state legislature for the repayment of interest and principal or other specific revenue source, but not from the general taxing power; lease obligations backed by the municipality's covenant to budget for the payments due under the lease obligation; and certain types of industrial development bonds issued by or on behalf of public authorities to obtain funds for privately- operated facilities, provided that the interest paid on such securities qualifies as exempt from federal and Virginia state income taxes.
    The value of the securities in which a Fund will invest generally fluctuates inversely with changes in prevailing interest rates. Changes in the creditworthiness of issuers and changes in other market factors such as the relative supply of and demand for tax-exempt bonds also create value fluctuations.


    Each Fund may on a temporary basis due to market or other conditions invest up to 100% of its assets in short-term securities whether or not exempt from federal and Virginia state income taxes. Such taxable securities may consist of obligations of the

U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such instruments.


INVESTMENT  TECHNIQUES
VARIABLE RATE SECURITIES - Each Fund may invest in tax-exempt securities that bear interest at rates which are adjusted periodically to market rates. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by a Fund depending on the proportion of such securities held.
     The market value of fixed coupon securities fluctuates with changes in prevailing interest rates, increasing in value when interest rates decline and decreasing in value when interest rates rise. The value of variable rate securities, however, is less affected by changes in prevailing interest rates because of the periodic adjustment of their coupons to a market rate. The shorter the period between adjustments, the smaller the impact of interest rate fluctuations on the value of these securities. The market value of tax-exempt variable rate securities usually tends toward par (100% of face value) at interest rate adjustment time.
     In the case of the Virginia Money Market Fund only, any variable rate instrument with a demand feature will be deemed to have a maturity equal to either the date on which the underlying principal amount may be recovered through demand or the next rate adjustment date consistent with applicable regulatory requirements.

PUT BONDS - Each Fund may invest in tax-exempt securities (including securities with variable interest rates) which may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. For the Virginia Bond Fund, maturity for put bonds is deemed to be the date on which the put becomes exercisable. Generally, maturity for put bonds for the Virginia Money Market Fund is determined as stated under Variable Rate Securities.

ZERO COUPON BONDS - Each Fund may invest in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its dividend, each Fund records as income the daily amortization of the purchase discount.

WHEN-ISSUED SECURITIES - Each Fund may invest in new issues of tax-exempt securities offered on a when-issued basis; that is, delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment. The Funds do not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement. Such securities can be sold before settlement date.
    Cash or high quality liquid debt securities equal to the amount of the when-issued commitments are segregated at the Fund's custodian bank. The segregated securities are valued at market, and daily adjustments are made to keep the value of the cash and segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or sale of the when-issued securities themselves.

MUNICIPAL LEASE OBLIGATIONS - Each Fund may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for the payments due under the lease obligation.
     Certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager will consider: (1) the credit quality of the obligor,
(2) whether the underlying property is essential to a governmental function, and
(3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

LIQUIDITY - The Virginia Bond Fund and Virginia Money Market Fund may invest up to 15% and 10%, respectively, of their net assets in illiquid securities.
     Lease obligations and certain put bonds that are subject to restrictions on transfer may be determined to be liquid in accordance with the guidelines established by the Board of Directors.
     In determining the liquidity of a lease obligation, the Manager will consider: (1) the frequency of trades and quotes for the lease obligation, (2) the number of dealers willing to purchase or sell the lease obligation and the number of other potential purchasers, (3) dealer undertakings to make a market in the lease obligation, (4) the nature of the marketplace trades, including the time needed to dispose of the lease obligation, the method of soliciting offers, and the mechanics of transfer, (5) whether the lease obligation is of a size that will be attractive to institutional investors, (6) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (7) such other factors as the Manager may determine to be relevant to such determination.
    In determining the liquidity of put bonds with restrictions on transfer, the Manager will evaluate the credit quality of the party (the Put Provider) issuing (or unconditionally guaranteeing performance on) the unconditional put or demand feature of the put bond.

INVESTMENT  RESTRICTIONS
The following  restrictions may not be changed without shareholder approval:

(1) Neither Fund may borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).

(2) Neither Fund may invest 25% or more of its total assets in securities issued in connection with the financing of projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds or electric power project revenue bonds or in industrial revenue bonds which are based, directly or indirectly, on the credit of private entities of any one industry. However, each Fund reserves he right to invest more than 25% of its total assets in tax-exempt industrial revenue bonds.

(3) Neither Fund will invest 25% or more of its total assets in the securities of a single issuer, and neither Fund will, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer.

RISK FACTORS
Each Fund is subject to credit and market risks, which will be intensified by concentration in obligations issued by or on behalf of Virginia public authorities. For this reason, the Funds are affected by political, economic, legal, regulatory or other developments which constrain the taxing, spending and revenue collection authority of Virginia issuers or otherwise affect the ability of Virginia issuers to pay interest, repay principal or any premium. AN INVESTMENT IN THE VIRGINIA MONEY MARKET FUND MAY BE RISKIER THAN AN INVESTMENT IN OTHER TYPES OF MONEY MARKET FUNDS BECAUSE OF THIS CONCENTRATION.
    In addition, because each Fund invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to a Fund and affect its share price.
     Other considerations affecting the Funds' investments in Virginia obligations are summarized in the SAI under SPECIAL RISK CONSIDERATIONS.

                               PURCHASE OF SHARES

OPENING AN ACCOUNT
You may open an account and make an investment by any of the following methods. A complete, signed application is required together with a check for each new account.

TAX ID NUMBER
We require that each shareholder named on the account provide the Company with a social security number or tax identification number to avoid possible tax withholding requirements.


EFFECTIVE DATE
When you make a purchase, your purchase price will be the NAV per share next determined after the Fund receives your request in proper form. The NAV of each Fund is determined at the close of the regular trading session of the New York Stock Exchange (NYSE) each day the Exchange is open. If a Fund receives your request prior to that time, your purchase price will be the NAV per share determined for that day. If a Fund receives your request after the NAV per share is calculated, the purchase will be effective on the next business day.
    Because of the more lengthy clearing process and the need to convert foreign currency, a check drawn on a foreign bank will not be deemed received for the purchase of shares until such time as the check has cleared and the Manager has received good funds, which may take up to four to six weeks. Furthermore, a bank charge may be assessed in the clearing process, which will be deducted from the amount of the purchase. To avoid a delay in the effectiveness of your purchase, the Manager suggests that you convert your foreign check to U.S. dollars prior to investment in the Funds.

PURCHASE OF SHARES

MINIMUM INVESTMENTS
-------------------

Initial Purchase:              $3,000


Additional Purchases:          $50 - (Except transfers from brokerage accounts
                               into the Virginia Money Market Fund, which are exempt from minimum)


HOW TO PURCHASE:
---------------

MAIL              o To open an account, send your application and check to:
                           USAA Investment Management Company
                           9800 Fredericksburg Rd., San Antonio, TX  78288
                  o To add to your account,  send your check and the "Invest by
                    Mail"  stub  that  accompanies   your  fund's   transaction
                    confirmation to the Transfer Agent:
                           USAA Shareholder Account Services
                           9800 Fredericksburg Rd., San Antonio, TX  78288
                  o To exchange by mail, call 1-800-531-8448 for instructions.

IN PERSON         o To open an account, bring your application and check to:
                           USAA Investment Management Company
                           USAA Federal Savings Bank
                           10750 Robert F. McDermott Freeway, San Antonio

AUTOMATICALLY     o Additional  purchases on a regular basis can be deducted
VIA                 from a bank account, paycheck, income-producing investment
ELECTRONIC          or from a USAA money market account. Sign up for these
FUNDS               services when opening an account or call 1-800-531-8448 to
TRANSFER            add these services.
                  o Purchases through payroll deduction ($25 minimum each pay period with (EFT) no initial investment) can be made by any employee of USAA, its subsidiaries or affiliated companies.

BANK WIRE         o To add to an account,  instruct your bank (which may
                    charge a fee for the service) to wire the specified amount to the Fund as follows:
                          State Street Bank and Trust Company, Boston, MA 02101 ABA#011000028
                          Attn:  USAA [Fund Name]
                          USAA AC-69384998
                          Shareholder(s) Name(s)_________________
                          Shareholder(s) Account Number___________________

PHONE             o If you have an existing USAA account and would like to open
1-800-531-8448      a new account or if you would like to exchange to another
                    USAA fund, call for instructions. The new account must have the same registration as your existing account.
                  o To add to an account,  intermittent  (as-needed)  purchases can be deducted from your bank account through our Buy/Sell
                    Service. Call for instructions.

                              REDEMPTION OF SHARES


You may redeem shares of a Fund by any of the following methods on any day the NAV per share is calculated. Redemptions will be effective on the day instructions are received in accordance with the requirements set forth below. However, if instructions are received after the NAV per share calculation, redemption will be effective on the next business day.


REDEMPTION PROCEEDS
Redemption proceeds are distributed within seven days after the effective date of redemption. Payment for redemption of shares purchased by check or electronic funds transfer will not be disbursed until the purchase check or electronic funds transfer has cleared, which could take up to 15 days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay.
     In addition, the Company may elect to suspend the redemption of shares or postpone the date of payment during any period that the NYSE is closed, or trading in the markets the Company normally utilizes is restricted, or during any period that redemption is otherwise permitted to be suspended by the SEC.

HOW TO REDEEM:
-------------


WRITTEN,          o Send your written instructions to:
FAX, OR                    USAA Shareholder Account Services
TELEGRAPH                  9800 Fredericksburg Rd., San Antonio, TX 78288
                  o Send a signed fax to 1-800-292-8177, or send a telegraph to
                    USAA Shareholder Account Services.


     Written redemption requests must include the following: (1) a letter of instruction or stock assignment, and stock certificate (if issued), specifying the Fund and the number of shares or dollar amount to be redeemed; (2) signatures of all owners of the shares exactly as their names appear on the account; (3) other supporting legal documents, if required, as in the case of estates, trusts, guardianships, custodianships, partnerships, corporations, and pension and profit-sharing plans; and (4) method of payment.


PHONE             o Call toll free 1-800-531-8448, in San Antonio, 456-7202.


     Telephone redemption is automatically established when you complete your application. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Information is obtained prior to any discussion regarding an account including:
(1) USAA number or account number, (2) the name(s) on the account registration, and (3) social security number or tax identification number for the account registration. In addition, all telephone communications with a shareholder are recorded, and confirmations of all account transactions are sent to the address of record.

     Redemption by telephone, fax, or telegraph is not available for shares represented by stock certificates.

METHODS OF PAYMENT:
------------------

BANK WIRE         o Allows redemptions to be sent directly to your bank account.


     Establish this service when you apply for your account, or later upon request. Please obtain precise wiring instructions from your financial institution. USAA Shareholder Account Services (Transfer Agent) deducts a wire fee from the account for the redemption by wire. The fee as of the date of this Prospectus is $10 ($25 for wires to a foreign bank) and is subject to change at any time. The fee is paid to State Street Bank and Trust Company (SSB) and the Transfer Agent for their services in connection with the wire redemption. Your financial institution may also charge a fee for receiving funds by wire.


AUTOMATICALLY     o Systematic (regular) or intermittent (as-needed) redemptions
VIA EFT             can be credited to your bank account.

     Establish any of our electronic investing services when you apply for your account, or later upon request.

CHECK             o A check payable to the registered  shareholder(s) will be
REDEMPTION          mailed to the address of record.

     This check redemption privilege is automatically established when your application is completed and accepted. There is a 15-day waiting period before a check redemption can be processed following a telephone address change. Should you wish to redeem shares within the 15 days following a telephone address change, you may do so by providing written instructions by mail or facsimile.

CHECKWRITING      o Checks can be issued for your Virginia Money Market Fund account.


     To establish your checkwriting privilege (CWP), complete the signature card which accompanies the application form or Shareholder Services Guide, or request and complete the signature card separately. There is no charge for the use of checks nor for subsequent reorders. This privilege is subject to SSB's rules and regulations governing checking accounts. Checks must be written for an amount of at least $250. Checks written for less than $250 will be returned. Checkwriting may not be used to close an account because the value of the account changes daily as dividends are accrued.

     When a check is presented to the Transfer Agent for payment, a sufficient number of full and fractional shares in the investor's account will be redeemed to cover the amount of the check. Checks will be returned if there are insufficient shares to cover the amount of the check. Presently, there is a $15 processing fee assessed against an account for any redemption check not honored by a clearing or paying agent. A check paid during the month will be returned to the shareholder by separate mail. Checkwriting fees are subject to change at any time. The Company, the Transfer Agent and SSB each reserve the right to change or suspend the checkwriting privilege upon 30 days' written notice to participating shareholders. See the SAI for further information.
     You may request that the Transfer Agent stop payment on a check. The Transfer Agent will use its best efforts to execute stop payment instructions, but does not guarantee that such efforts will be effective. A $10 charge will be made for each stop payment requested by a shareholder.

                      CONDITIONS OF PURCHASE AND REDEMPTION


NONPAYMENT
If any order to purchase shares is cancelled due to nonpayment or if the Company does not receive good funds either by check or electronic funds transfer, the Transfer Agent will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from any of your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA Family of Funds. A $15 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES
You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as divorce, marriage, or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.

ACCOUNT BALANCE
Beginning in September 1998, and occurring each September thereafter, the Transfer Agent will assess a small balance account fee of $12 to each shareholder account with a balance, at the time of assessment, of less than $2,000. The fee will be used to reduce total transfer agency fees paid by each Fund to the Transfer Agent. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA or UTMA); (3) all (non IRA) money market fund accounts; (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds; and (5) all IRA accounts (for the first year the account is open).


COMPANY RIGHTS The Company reserves the right to:

(1) reject purchase or exchange orders when in the best interest of the Company;

(2) limit or discontinue the offering of shares of any portfolio of the Company without notice to the shareholders;


(3) impose a redemption charge of up to 1% of the net asset value of shares redeemed if circumstances indicate a charge is necessary for the protection of remaining investors (for example, if excessive market-timing share activity unfairly burdens long-term investors); provided, however, this 1% charge will not be imposed upon shareholders unless authorized by the Board of Directors and the required notice has been given to shareholders;


(4) require a signature guarantee for purchases, redemptions, or changes in account information in those instances where the appropriateness of a signature authorization is in question. The section ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI contains information on acceptable guarantors;


(5) redeem an account with a balance of less than 50 full shares of either Fund, subject to certain limitations described in ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES in the SAI.

                                    EXCHANGES

EXCHANGE PRIVILEGE

The Exchange Privilege is automatically established when you complete your application. You may exchange shares among Funds in the USAA Family of Funds, provided you do not hold these shares in stock certificate form and that the shares to be acquired are offered in your state of residence. Only Virginia residents may exchange into a Virginia Fund. Exchange redemptions and purchases will be processed simultaneously at the share prices next determined after the exchange order is received. For federal income tax purposes, an exchange between Funds is a taxable event. Accordingly, when exchanging shares, you may realize a capital gain or loss.

     The  Funds  have  undertaken   certain   procedures   regarding   telephone
transactions. See REDEMPTION OF SHARES - PHONE.

EXCHANGE LIMITATIONS, EXCESSIVE TRADING
To minimize Fund costs and to protect the Funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. Exchanges out of any Fund in the USAA Family of Funds are limited for each account to six per calendar year except that there is no limitation on exchanges out of the Tax Exempt Short-Term Fund, Short-Term Bond Fund, or any of the money market funds in the USAA Family of Funds.

                                 OTHER SERVICES

INVESTMENT  PLANS

AUTOMATIC INVESTMENT PLANS - You may establish an automatic investment plan by completing the appropriate forms, if any. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. Call the Manager to obtain instructions. More information about these preauthorized plans is contained in the SAI.

o INVESTRONIC(R) - The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

o DIRECT PURCHASE SERVICE - The periodic purchase of shares through electronic funds transfer from an employer (including government allotments), an income-producing investment, or an account with a participating financial institution.


o AUTOMATIC PURCHASE PLAN - The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund.

o BUY/SELL SERVICE - The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

o SYSTEMATIC WITHDRAWAL PLAN - The periodic redemption of shares from one of your accounts permitting you to receive a fixed amount of money monthly or quarterly.

o DIRECTED DIVIDENDS - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

SHAREHOLDER STATEMENTS AND REPORTS
You will receive a confirmation after each transaction in your Virginia Bond Fund account except:

(1)  a reinvested dividend;

(2) a payment you make under the InvesTronic(R), Direct Purchase Service, Automatic Purchase Plan, or Directed Dividends investment plans; or

(3)  a redemption you make under the Systematic Withdrawal Plan.

     If you own shares in the Virginia Money Market Fund, you will receive a confirmation for purchases or redemptions by check and exchanges. If that money market fund account had activity other than reinvested dividends, such as wire purchases or redemptions or purchases under the InvesTronic(R), Direct Purchase Service, Automatic Purchase Plan or Directed Dividends investment plans, you will receive a monthly statement that will reflect quarter-to-date account activity.
     At the end of each quarter, you will receive a consolidated statement for all of your mutual fund accounts, regardless of account activity. The fourth quarter consolidated statement will reflect all account activity for the prior tax year. There will be a $10 fee charged for copies of historical statements for other than the prior tax year for any one account. You will receive a Fund's financial statements with a summary of its investments and performance at least semiannually.
    In an effort to reduce expenses and respond to shareholders' requests to reduce mail, the Company intends to consolidate mailings of Annual and Semiannual Reports to households having multiple accounts with the same address of record. One copy of each report will be furnished to that address. You may request additional reports by notifying the Company.

TELEPHONE ASSISTANCE
Call our telephone assistance numbers for specific forms, a copy of the SAI, the most recent Annual Report and/or Semiannual Report, or if you have any questions concerning any of the services offered.

                             SHARE PRICE CALCULATION

The price at which shares of the Funds are purchased and redeemed by shareholders is equal to the NAV per share determined on the effective date of the purchase or redemption.

WHEN
The NAV per share for each Fund is calculated at the close of the regular trading session of the NYSE, which is usually 4:00 p.m. Eastern Time. You may buy and sell Fund shares at the NAV per share without a sales charge.

HOW
The NAV per share is calculated by adding the value of all securities and other assets in a Fund, deducting liabilities, and dividing by the number of shares outstanding. Securities of the Virginia Bond Fund are valued each business day at their current market value as determined by a pricing service approved by the Board of Directors. Securities which cannot be valued by the pricing service, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors. In addition, securities purchased with maturities of 60 days or less and all securities of the Virginia Money Market Fund are stated at amortized cost.
    For additional information, see VALUATION OF SECURITIES in the SAI.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND  DISTRIBUTIONS
Net investment income of each Fund is accrued daily and distributed to shareholders on the last business day of each month. Net capital gains, if any, generally will be distributed at least annually. The Funds intend to make such additional distributions as may be necessary to avoid the imposition of any federal excise tax.
     All shares purchased will begin accruing dividends on the day following the effective date of the purchase and will receive dividends through the effective date of redemption.
     All income dividends and capital gain distributions are automatically reinvested, unless the shareholder specifies otherwise. The share price will be the net asset value of the Fund shares computed on the ex- dividend date. Any capital gain distribution paid by the Virginia Bond Fund will reduce the NAV per share by the amount of the distribution. An investor should consider carefully the effects of purchasing shares of the Virginia Bond Fund shortly before any capital gain distribution. Although in effect a return of capital, these distributions are subject to taxes. If a shareholder becomes a resident of a state other than Virginia, a check for proceeds of income dividends will be mailed to such shareholder monthly, and a check for any capital gain distribution will be mailed after the distribution is paid.

     Any dividend or distribution payment returned to the Manager as not deliverable will be invested in the shareholder's Fund account at the then-current NAV per share. If any check for the payment of dividends or distributions is not cashed within six months from the date on the check, it becomes void. The amount of the check will then be invested in the shareholder's Fund account at the then-current NAV per share.


FEDERAL TAXES
The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The following discussion relates only to generally applicable federal income tax provisions in effect as of the date of this Prospectus. Therefore, shareholders are urged to consult their own tax advisers about the status of distributions from a Fund in their own states and localities.

FUND - Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By complying with the applicable provisions of the Code, neither Fund will be subject to federal income tax on its net investment income and net capital gains (capital gains in excess of capital losses) distributed to shareholders.


SHAREHOLDER - Dividends of net tax-exempt interest income paid by a Fund are excluded from a shareholder's gross income for federal income tax purposes. Dividends from taxable net investment income and distributions of net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. However, it is expected that any taxable net investment income will be minimal in relation to the tax-exempt interest generated by a Fund.

     Distributions of net long-term capital gains are taxable as long-term capital gains whether received in cash or reinvested in additional shares, and regardless of the length of time the investor has held the shares of a Fund.

     Redemptions, including exchanges, are subject to income tax, based on the difference between the cost of shares when purchased and the price received upon redemption or exchange.
     Tax-exempt interest from private activity bonds (for example, industrial development revenue bonds) issued after August 7, 1986, although otherwise exempt from federal tax, is treated as a tax preference item for purposes of the alternative minimum tax. For corporations, all tax-exempt interest will be considered in calculating the alternative minimum tax as part of the adjusted current earnings.

WITHHOLDING - Each Fund is required by federal law to withhold and remit to the U.S. Treasury a portion of the income dividends and capital gain distributions and proceeds of redemptions paid to any non-corporate shareholder who fails to furnish the Fund with a correct tax identification number, who underreports dividend or interest income, or who fails to certify that he is not subject to withholding. To avoid this withholding requirement, you must certify on your application, or on a separate Form W-9 supplied by the Transfer Agent, that your tax identification number is correct and that you are not currently subject to backup withholding.

REPORTING - Each Fund will report annually to its shareholders the federal tax status of dividends and distributions paid or declared by each Fund during the preceding calendar year, including the portion of the dividends constituting interest on private activity bonds, and the percentage and source, on a state-by-state basis, of interest income earned on tax-exempt securities held by the Fund during the preceding year.


VIRGINIA TAXATION
Dividends paid by the Funds and derived from interest on obligations of the Commonwealth of Virginia or of any political subdivision or instrumentality of the Commonwealth, which pay interest excludable from federal gross income, or derived from obligations of the United States, which pay interest or dividends excludable from Virginia taxable income under the laws of the United States, will be exempt from the Virginia income tax. Dividends (1) paid by the Funds,
(2) excluded from gross income for federal income tax purposes, and (3) derived from interest on obligations of certain territories and possessions of the United States (those issued by Puerto Rico, the Virgin Islands and Guam) will be exempt from the Virginia income tax. To the extent a portion of the dividends is derived from interest on obligations other than those described above, such portion will be subject to the Virginia income tax even though it may be excludable from gross income for federal income tax purposes.

     As a general rule, distribution of short-term capital gains realized by the Funds will be taxable to the shareholders as ordinary income. Distributions of long-term capital gains generally will be taxable as such to the shareholders regardless of how long they have held their shares.
     The foregoing is only a summary of some of the important Virginia income tax considerations generally affecting the Funds and their shareholders, and does not address any Virginia taxes other than income taxes. This discussion is not intended as a substitute for careful planning. Potential investors in the Funds should consult their tax advisers with specific reference to their own tax situations.

                            MANAGEMENT OF THE COMPANY

The business affairs of the Company are subject to the supervision of the Board of Directors.

     The Manager, USAA Investment Management Company (IMCO), was organized in May 1970 and is an affiliate of United Services Automobile Association (USAA), a large diversified financial services institution. As of the date of this Prospectus, the Manager had approximately $35 billion in total assets under management. The Manager's mailing address is 9800 Fredericksburg Rd., San Antonio, TX 78288.

     Officers and employees of the Manager are permitted to engage in personal securities transactions subject to restrictions and procedures set forth in the Joint Code of Ethics adopted by the Company and the Manager. Such restrictions and procedures include substantially all of the recommendations of the Advisory Group of the Investment Company Institute and comply with SEC rules and regulations.


ADVISORY  AGREEMENT
The Manager serves as the manager and investment adviser of the Company, providing services under an Advisory Agreement. Under the Advisory Agreement, the Manager is responsible for the management of the business affairs, investment portfolios, and placement of brokerage orders, subject to the authority of and supervision by the Board of Directors.
     For its services under the Advisory Agreement, each Fund pays the Manager an annual fee which is computed as a percentage of the aggregate ANA of both Funds combined. The fee is accrued daily, paid monthly, and allocated between the Funds based on the relative net assets of each. The fee is computed at .50% of the first $50,000,000 ANA, .40% of that portion over $50,000,000 and not over $100,000,000 ANA, and .30% of that portion over $100,000,000 ANA. For the fiscal year ended March 31, 1997, the fees paid to the Manager, net of reimbursements, were .34% of ANA for the Virginia Bond Fund and .31% of ANA for the Virginia Money Market Fund.

OPERATING EXPENSES
For the fiscal year ended March 31, 1997, the Manager limited each Fund's total operating expenses to .50% of its ANA. The Manager reimbursed the Virginia Money Market Fund $36,204 for expenses in excess of the limitation. Total operating expenses for the Virginia Bond Fund were .46% of its ANA, and as such no reimbursements were required. The Manager has voluntarily agreed to continue to limit each Fund's annual expenses until August 1, 1998, to .50% of its ANA and will reimburse the Funds for all expenses in excess of the limitation.


PORTFOLIO MANAGERS
The following individuals are primarily responsible for managing the Funds.


VIRGINIA BOND FUND
Robert R. Pariseau, Assistant Vice President of Fixed Income Investments since June 1995, has managed the Fund since May 1995. He has 13 years investment management experience working for IMCO, where he has held various positions in Fixed Income and Equity Investments. Mr. Pariseau earned the Chartered Financial Analyst (CFA) designation in 1987 and is a member of the Association for Investment Management and Research (AIMR), San Antonio Financial Analysts Society, Inc. (SAFAS), and the National Federation of Municipal Analysts (NFMA). He holds an MBA from Lindenwood College and a BS from the U.S. Naval Academy.

VIRGINIA MONEY MARKET FUND
John C. Bonnell, Executive Director of Money Market Funds since May 1996, has managed the Fund since May 1996. He has eight years investment management experience working for IMCO, where he has held various positions in Fixed Income Investments. Mr. Bonnell earned the CFA designation in 1994 and is a member of the AIMR, the SAFAS, the NFMA and the Southern Municipal Finance Society. He holds an MBA from St. Mary's University and a BBA from the University of Texas at San Antonio.


                             DESCRIPTION OF SHARES


The Company is an open-end management investment company incorporated under the laws of the State of Maryland on November 16, 1981. The Company is authorized to issue shares in separate portfolios. Ten such portfolios have been established, two of which are described in this Prospectus. Each of the two Funds is classified as diversified. Under the Company's charter, the Board of Directors is authorized to create new portfolios in addition to those already existing without the approval of the shareholders of the Company.


     Under the provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Ordinarily, no shareholder meeting will be held unless required by the 1940 Act. The Directors may fill vacancies on the Board or appoint new Directors provided that immediately after such action at least two-thirds of the Directors have been elected by shareholders.
     Shareholders are entitled to one vote per share (with proportionate voting for fractional shares) irrespective of the relative net asset value of the shares. For matters affecting an individual portfolio, a separate vote of the shareholders of that portfolio is required.

                                SERVICE PROVIDERS

UNDERWRITER/           USAA Investment Management Company
DISTRIBUTOR            9800 Fredericksburg Rd., San Antonio, Texas 78288.

TRANSFER               USAA Shareholder Account Services
AGENT                  9800 Fredericksburg Rd., San Antonio, Texas 78288.

CUSTODIAN              State Street Bank and Trust Company
                       P.O. Box 1713, Boston, Massachusetts 02105.

LEGAL                  Goodwin, Procter & Hoar LLP
COUNSEL                Exchange Place, Boston, Massachusetts 02109.

INDEPENDENT            KPMG Peat Marwick LLP
AUDITORS               112 East Pecan, Suite 2400, San Antonio, Texas 78205.



                              TELEPHONE ASSISTANCE

                         (Call toll free - Central Time)
                      Monday-Friday 8:00 a.m. to 8:00 p.m.
                        Saturday 8:30 a.m. to 5:00 p.m.

                    For further information on mutual funds:
                                 1-800-531-8181
                             In San Antonio 456-7211
                For account servicing, exchanges or redemptions:
                                 1-800-531-8448
                             In San Antonio 456-7202
                            RECORDED 24 HOUR SERVICE

                            MUTUAL FUND PRICE QUOTES
                                (From any phone)
                                 1-800-531-8066
                             In San Antonio 498-8066

                            MUTUAL FUND TOUCHLINE(R)
                          (From Touchtone phones only)
             For account balance, last transaction or fund prices:
                                 1-800-531-8777
                             In San Antonio 498-8777

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                                       27

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                                       28

                                     PART B




                  Statements of Additional Information for the

                    Long-Term, Intermediate-Term, Short-Term
                       and Tax Exempt Money Market Funds,
               California Bond and California Money Market Funds,
               New York Bond and New York Money Market Funds, and
                  Virginia Bond and Virginia Money Market Funds

                               are included herein

                                     Part B



                   Statement of Additional Information for the

                    Long-Term, Intermediate-Term, Short-Term
                        and Tax Exempt Money Market Funds

[USAA EAGLE LOGO]



     USAA                                            STATEMENT OF
     TAX EXEMPT                                      ADDITIONAL INFORMATION
     FUND, INC.                                      August 1, 1997


--------------------------------------------------------------------------------

                           USAA TAX EXEMPT FUND, INC.



USAA TAX EXEMPT FUND, INC. (the Company) is a registered investment company offering shares of ten no-load mutual funds, four of which are described in this Statement of Additional Information (SAI): the Long-Term Fund, Intermediate-Term Fund, Short-Term Fund, and Tax Exempt Money Market Fund (collectively, the Funds). Each Fund is classified as diversified and has a common investment objective of providing investors with interest income that is exempt from federal income tax. The Tax Exempt Money Market Fund has a further objective of preserving capital and maintaining liquidity.

You may obtain a free copy of a Prospectus for the Funds dated August 1, 1997, by writing to USAA Tax Exempt Fund, Inc., 9800 Fredericksburg Rd., San Antonio, TX 78288, or by calling toll free 1-800-531-8181. The Prospectus provides the basic information you should know before investing in the Funds. This SAI is not a Prospectus and contains information in addition to and more detailed than that set forth in the Prospectus. It is intended to provide you with additional information regarding the activities and operations of the Company and the Funds, and should be read in conjunction with the Prospectus.



--------------------------------------------------------------------------------


                                TABLE OF CONTENTS




        PAGE
           2   Valuation of Securities
           2   Additional Information Regarding Redemption of Shares
           3   Investment Plans
           4   Investment Policies
           5   Investment Restrictions
           6   Portfolio Transactions
           7   Further Description of Shares
           7   Tax Considerations
           9   Directors and Officers of the Company
          12   The Company's Manager
          13   General Information
          13   Calculation of Performance Data
          15   Appendix A - Tax-Exempt Securities and Their Ratings
          18   Appendix B - Comparison of Portfolio Performance
          20   Appendix C - Taxable Equivalent Yield Table
          21   Appendix D - Dollar-Cost Averaging

                             VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing best efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.


     A Fund's NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.


      The investments of the LONG-TERM, INTERMEDIATE-TERM, AND SHORT-TERM FUNDS are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Repurchase agreements are valued at cost. Securities which cannot be valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors.

      The value of the TAX EXEMPT MONEY MARKET FUND'S securities is stated at amortized cost which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive upon the sale of the instrument.

      The valuation of the Tax Exempt Money Market Fund's portfolio instruments based upon their amortized cost is subject to the Fund's adherence to certain procedures and conditions. Consistent with regulatory requirements, the Manager will only purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Manager will invest only in securities that have been determined to present minimal credit risk and that satisfy the quality and diversification requirements of applicable rules and regulations of the Securities and Exchange Commission (SEC).

      The Board of Directors has established procedures designed to stabilize the Tax Exempt Money Market Fund's price per share, as computed for the purpose of sales and redemptions, at $1.00. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $1.00 NAV per share. Such procedures include review of the Fund's holdings at such intervals as is deemed appropriate to determine whether the Fund's NAV calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Board of Directors will take such corrective action as it regards as necessary and appropriate. Such action may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing a NAV per share by using available market quotations.

              ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of a shareholder's investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund's portfolio. Requests for redemption which are subject to any special conditions, or which specify an effective date other than as provided herein, cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares, depending upon the price when redeemed.

      The Board of Directors may cause the redemption of an account with a balance of less than 50 shares provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time of the establishment of the account, (2) the account has remained below the minimum level for six months, and (3) 60 days' prior written notice of the proposed redemption has been sent to the shareholder. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Directors. Prompt payment will be made by mail to the last known address of the shareholder.

      The Company reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Company normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Company's investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Company's shareholders.


      For the mutual protection of the investor and the Funds, the Company may require a signature guarantee. If required, EACH signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual's commanding officer.


REDEMPTION BY CHECK

Shareholders in the Short-Term Fund or Tax Exempt Money Market Fund may request that checks be issued for their accounts. Checks must be written in the amount of at least $250.

      Checks issued to shareholders of either Fund will be sent only to the person in whose name the account is registered and only to the address of record. The checks must be manually signed by the registered owner(s) exactly as the account is registered. For joint accounts the signature of either or both joint owners will be required on the check, according to the election made on the signature card. Dividends will continue to be earned by the shareholder until the shares are redeemed by the presentation of a check.


      When a check is presented to USAA Shareholder Account Services (Transfer Agent) for payment, a sufficient number of full and fractional shares in the investor's account will be redeemed to cover the amount of the check. If an investor's account is not adequate to cover the amount of a check, the check will be returned unpaid. A check drawn on an account in the Short-Term Fund may be returned for insufficient funds if the NAV per share of that Fund declines over the time between the date the check was written and the date it was presented for payment. Because the value of an account in either the Short-Term Fund or Tax Exempt Money Market Fund changes as dividends are accrued on a daily basis, checks may not be used to close an account.

      The Transfer Agent will return to the shareholder checks paid during the month by separate mail. The checkwriting privilege will be subject to the customary rules and regulations of State Street Bank and Trust Company (State Street Bank or the Custodian) governing checking accounts. There is no charge to the shareholder for the use of the checks or for subsequent reorders of checks.


      The Company reserves the right to assess a processing fee against a shareholder's account for any redemption check not honored by a clearing or paying agent. Currently, this fee is $15 and is subject to change at any time. Some examples of such dishonor are improper endorsement, checks written for an amount less than the minimum check amount, and insufficient or uncollectible funds.

      The Company, the Transfer Agent, and State Street Bank each reserve the right to change or suspend the checkwriting privilege upon 30 days' written notice to participating shareholders.

                                INVESTMENT PLANS

The following investment plans are made available by the Company to shareholders of all the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.

AUTOMATIC PURCHASE OF SHARES


INVESTRONIC(R) - The regular purchase of additional shares through electronic funds transfers from a checking or savings account. You may invest as little as $50 per month.

DIRECT PURCHASE SERVICE - The periodic purchase of shares through electronic funds transfer from an employer (including government allotments), an income-producing investment, or an account with a participating financial institution.


AUTOMATIC PURCHASE PLAN - The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

BUY/SELL SERVICE - The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

      Participation in these systematic purchase plans will permit a shareholder to engage in dollar-cost averaging. For additional information concerning the benefits of dollar-cost averaging, see APPENDIX D.

SYSTEMATIC WITHDRAWAL PLAN

If a shareholder in a single investment account (accounts in different Funds cannot be aggregated for this purpose) owns shares having a NAV of $5,000 or more, the shareholder may request that enough shares to produce a fixed amount of money be liquidated from the account monthly or quarterly. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, shareholders may choose to have withdrawals electronically deposited at their bank or other financial institution. They may also elect to have checks mailed to a designated address.


      Such a plan may be initiated by depositing shares worth at least $5,000 with the Transfer Agent and by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. The shareholder may terminate participation in the plan at any time. There is no charge to the shareholder for withdrawals under the Systematic Withdrawal Plan. The Company will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.


      Withdrawals will be made by redeeming full and fractional shares on the date selected by the shareholder at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of a shareholder's investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, shareholders should not expect withdrawals to be offset by rising income or share value gains.

      Each redemption of shares may result in a gain or loss, which must be reported on the shareholder's income tax return. Therefore, a shareholder should keep an accurate record of any gain or loss on each withdrawal.

                               INVESTMENT POLICIES

The section captioned INVESTMENT OBJECTIVES AND POLICIES in the Prospectus describes the fundamental investment objectives and the investment policies applicable to each Fund and the following is provided as additional information.

CALCULATION OF PORTFOLIO WEIGHTED AVERAGE MATURITIES

Weighted average maturity is derived by multiplying the value of each investment by the number of days remaining to its maturity, adding these calculations, and then dividing the total by the value of a Fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

      With respect to obligations held by the Long-Term Fund, the Intermediate-Term Fund, and the Short-Term Fund, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity. In addition, for purposes of these Funds' investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features which, in the judgment of the Manager, will result in the instrument being valued in the market as though it has the earlier maturity.

      The Tax Exempt Money Market Fund will determine the maturity of an obligation in its portfolio in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act).

LENDING OF SECURITIES

Each Fund may lend its securities. A lending policy may be authorized by the Company's Directors and implemented by the Manager, but securities may be loaned only to qualified broker-dealers or institutional investors that agree to maintain cash collateral with the Company equal at all times to at least 100% of the value of the loaned securities. The Directors will establish procedures and monitor the creditworthiness of any institution or broker-dealer during such time as any loan is outstanding. The Company will continue to receive interest on the loaned securities and will invest the cash collateral in readily marketable short-term obligations of high quality, thereby earning additional interest. Interest on loaned tax-exempt securities received by the borrower and paid to the Company will not be exempt from federal income taxes in the hands of the Company.

      No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund's total assets. The Company may terminate such loans at any time.

REPURCHASE AGREEMENTS

Each Fund may invest up to 5% of its total assets in repurchase agreements. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Funds' custodian until repurchased. If the seller defaults and the value of the underlying security declines, a Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. Any investments in repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by a Fund.

                             INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Company for and are applicable to each Fund. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the Fund's outstanding voting securities. The investment restrictions of one Fund may be changed without affecting those of any other Fund.

Under the restrictions, each Fund may not:

(1) With respect to 75% of its total assets, purchase the securities of any issuer (except Government Securities, as such term is defined in the 1940 Act if, as a result, the Fund would have more than 5% of the value of its total assets invested in the securities of such issuer;

(2)   Purchase more than 10% of the outstanding voting securities of any issuer;

(3) Borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

(4) Pledge, mortgage or hypothecate its assets to any extent greater than 10% of the value of its total assets;

(5) Purchase or retain securities of any issuer if any officer or Director of the Company or its Manager owns individually more than one-half of one percent (1/2%) of the securities of that issuer, and collectively the officers and Directors of the Company and Manager together own more than 5% of the securities of that issuer;


(6) Purchase any securities which would cause more than 25% of the value of that Fund's total assets at the time of such purchase to be invested in either (i) the securities of issuers conducting their principal activities in the same state, or (ii) the securities the interest upon which is derived from revenues or projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, electric power project revenue bonds, etc.; provided that the foregoing limitation does not apply with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and, in the case of the Tax Exempt Money Market Fund, certificates of deposit and banker's acceptances of domestic banks;


(7)   Invest in issuers for the purpose of exercising control of management;

(8) Issue senior securities as defined in the 1940 Act, except that it may purchase tax-exempt securities on a "when-issued" basis as permitted by
      Section 18(f)(2);

(9) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities;

(10) Purchase or sell real estate, but this shall not prevent investments in tax-exempt securities secured by real estate or interests therein;

(11) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements;

(12)  Purchase on margin or sell short;

(13)  Purchase or sell commodities or commodities contracts;

(14) Invest its assets in securities of other investment companies except by purchases in the open market involving only customary brokers' commissions or as part of a merger, consolidation, reorganization or purchase of assets approved by the shareholders; or

(15) Invest in put, call, straddle or spread options or interests in oil, gas or other mineral exploration or development programs.

ADDITIONAL RESTRICTIONS


The following restrictions are not considered to be fundamental policies of the Funds. The Company's Board of Directors may change these additional restrictions without notice to or approval by the shareholders.


Each Fund may not:

(1)   Invest  more than 15% (10% with  respect  to the Tax Exempt  Money  Market
      Fund) of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

(2) Purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

                             PORTFOLIO TRANSACTIONS

The Manager, pursuant to the Advisory Agreement dated July 20, 1990, and subject to the general control of the Company's Board of Directors, places all orders for the purchase and sale of Fund securities. Purchases of Fund securities are made either directly from the issuer or from dealers who deal in tax-exempt securities. The Manager may sell Fund securities prior to maturity if circumstances warrant and if it believes such disposition is advisable. In connection with portfolio transactions for the Company, the Manager seeks to obtain the best available net price and most favorable execution for its orders. The Manager has no agreement or commitment to place transactions with any broker-dealer and no regular formula is used to allocate orders to any broker-dealer. However, the Manager may place security orders with brokers or dealers who furnish research or other services to the Manager as long as there is no sacrifice in obtaining the best overall terms available. Payment for such services would be generated only through purchase of new issue fixed income securities.

      Such research and other services may include, for example: advice concerning the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. The Manager continuously reviews the performance of the broker-dealers with whom it places orders for transactions. The receipt of research from broker-dealers that execute transactions on behalf of the Company may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager), and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Company. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Company. Such research and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research. See THE COMPANY'S MANAGER.

      On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Company, as well as the Manager's other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Company with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Company. In some instances, this procedure may impact the price and size of the position obtainable for the Company.

      The tax-exempt security market is typically a "dealer" market in which investment dealers buy and sell bonds for their own accounts, rather than for customers, and although the price may reflect a dealer's mark-up or mark-down, the Company pays no brokerage commissions as such. In addition, some securities may be purchased directly from issuers.

PORTFOLIO TURNOVER RATES

The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year.

     The rate of portfolio turnover will not be a limiting factor when the Manager deems changes in the Long-Term, Intermediate-Term, and Short-Term Funds' portfolios appropriate in view of each Fund's investment objective. For example, securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality may be purchased at approximately the same time in order to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of tax-exempt securities.

      For the last two fiscal years the Funds' portfolio turnover rates were as follows:


              FUND                             1996              1997
              ----                             ----              ----
          Long-Term                            53.25%            40.78%
          Intermediate-Term                    27.51%            23.05%
          Short-Term                           35.99%            27.67%


Portfolio turnover rates have been calculated excluding short-term variable rate securities, which are those with put date intervals of less than one year.

                          FURTHER DESCRIPTION OF SHARES

The Company is authorized to issue shares in separate portfolios. Ten such portfolios have been established, four of which are described in this SAI. Under the Articles of Incorporation, the Board of Directors is authorized to create new portfolios in addition to those already existing without shareholder approval. The Company began offering shares of the Long-Term, Intermediate-Term and Short-Term Funds in March 1982 and began offering shares of the Tax Exempt Money Market Fund in February 1984.


      Each Fund's assets and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Company not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds' relative net assets during the fiscal year or in such other manner as the Board determines to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board.


      On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset values of the Funds' shares. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter which does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Company's Board of Directors, and the holders of less than 50% of the shares voting for the election of Directors will not be able to elect any person as a Director.

      Shareholders of a particular Fund might have the power to elect all of the Directors of the Company because that Fund has a majority of the total outstanding shares of the Company. When issued, each Fund's shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.

                               TAX CONSIDERATIONS

TAXATION OF THE FUNDS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, each Fund will not be liable for federal income taxes on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that are distributed to shareholders, provided that each Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

      To qualify as a regulated investment company, a Fund must, among other things, (1) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (the 90% test); (2) derive in each taxable year less than 30% of its gross income from the sale or other disposition of stock or securities held less than three months (the 30% test), and (3) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year. Furthermore, to pay tax-exempt interest income dividends, at least 50% of the value of each Fund's total assets at the close of each quarter of its taxable year must consist of obligations the interest of which is exempt from federal income tax. Each Fund intends to satisfy this requirement.

      The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for the calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31, and (3) any prior amounts not distributed. Each Fund intends to make such distributions as are necessary to avoid imposition of this excise tax.

      For federal income tax purposes, debt securities purchased by the Funds may be treated as having original issue discount. Original issue discount represents interest income for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as earned by the Funds, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. However, original issue discount with respect to tax-exempt obligations generally will be excluded from the Funds' taxable income, although such discount will be included in gross income for purposes of the 90% test and the 30% test described previously. Original issue discount with respect to tax-exempt securities is accrued and added to the adjusted tax basis of such securities for purposes of determining gain or loss upon sale or at maturity. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. An investment in a stripped bond or stripped coupon will result in original issue discount.

      Debt securities may be purchased by the Funds at a market discount. Market discount occurs when a security is purchased at a price less than the original issue price adjusted for accrued original issue discount, if any. The Funds intend to defer recognition of accrued market discount until maturity or other disposition of the bond. For securities purchased at a market discount, the gain realized on disposition will be treated as taxable ordinary income to the extent it does not exceed accrued market discount on the bond.

      The Funds may also purchase debt securities at a premium, i.e., at a purchase price in excess of face amount. With respect to tax-exempt securities, the premium must be amortized to the maturity date but no deduction is allowed for the premium amortization. The amortized bond premium will reduce the Funds' adjusted tax basis in the securities. For taxable securities, the premium may be amortized if the Funds so elect. The amortized premium on taxable securities is first offset against interest received on the securities and then allowed as a deduction, and, for securities issued after September 27, 1985, must be amortized under an economic accrual method.

TAXATION OF THE SHAREHOLDERS

Taxable distributions are generally included in a shareholder's gross income for the taxable year in which they are received. Dividends declared in October, November, or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if a Fund pays the dividend during the following January. It is expected that none of the Funds' distributions will qualify for the corporate dividends-received deduction.

      To the extent that a Fund's dividends distributed to shareholders are derived from interest income exempt from federal income tax and are designated as "exempt-interest dividends" by a Fund, they will be excludable from a shareholder's gross income for federal income tax purposes. Shareholders who are recipients of Social Security benefits should be aware that exempt-interest dividends received from a Fund are includible in their "modified adjusted gross income" for purposes of determining the amount of such Social Security benefits, if any, that are required to be included in their gross income.

      All distributions of investment income during the year will have the same percentage designated as tax-exempt. This method is called the "average annual method." Since the Funds invest primarily in tax-exempt securities, the percentage will be substantially the same as the amount actually earned during any particular distribution period.

      A shareholder of the Long-Term, Intermediate-Term, or Short-Term Funds should be aware that a redemption of shares (including any exchange into another USAA Fund) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder receives an exempt-interest dividend with respect to any share and such share has been held for six months or less, any loss on the redemption or exchange will be disallowed to the extent of such exempt-interest dividend. Similarly, if a shareholder of a Fund receives a distribution taxable as long-term capital gain with respect to shares of a Fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss.

      The Funds may invest in private activity bonds. Interest on certain private activity bonds issued after August 7, 1986, is an item of tax preference for purposes of the Federal Alternative Minimum Tax (AMT), although the interest continues to be excludable from gross income for other purposes. AMT is a supplemental tax designed to ensure that taxpayers pay at least a minimum amount of tax on their income, even if they make substantial use of certain tax deductions and exclusions (referred to as tax preference items). Interest from private activity bonds is one of the tax preference items that is added to income from other sources for the purposes of determining whether a taxpayer is subject to the AMT and the amount of any tax to be paid. For corporate investors, alternative minimum taxable income is increased by 75% of the amount by which adjusted current earnings (ACE) exceeds alternative minimum taxable income before the ACE adjustment. For corporate taxpayers, all tax-exempt interest is considered in calculating the AMT as part of the ACE. Prospective investors should consult their own tax advisers with respect to the possible application of the AMT to their tax situation.

      Opinions relating to the validity of tax-exempt securities and the exemption of interest thereon from federal income tax are rendered by recognized bond counsel to the issuers. Neither the Manager's nor the Funds' counsel makes any review of the basis of such opinions.

STATE AND LOCAL TAXES

The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Shareholders of a Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they are resident, but generally are subject to tax on income derived from obligations of other jurisdictions. Shareholders should consult their tax advisers about the status of distributions from a Fund in their own states and localities.

                      DIRECTORS AND OFFICERS OF THE COMPANY

The Board of Directors of the Company consists of seven Directors. Set forth below are the Directors and officers of the Company, and their respective offices and principal occupations during the last five years. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Rd., San Antonio, TX 78288.


Robert G. Davis 1, 2
Director and Chairman of the Board of Directors
Age: 50

President, Chief Executive Officer, Director and Vice Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); Director, Chairman, President, and Chief Executive Officer, USAA Financial Planning Network, Inc. (1/97-present); Director, Vice Chairman, Executive Vice President, and Chief Operating Officer, USAA Financial Planning Network, Inc. (9/96-1/97); Special Assistant to Chairman, United Services Automobile Association (USAA) (6/96-12/96); President and Chief Executive Officer, Banc One Credit Corporation (12/95-6/96); and President and Chief Executive Officer, Banc One Columbus, (8/91-12/95). Mr. Davis also serves as a Trustee and Chairman of the Board of Trustees of USAA Investment Trust and USAA State Tax-Free Trust and as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Mutual Fund, Inc., USAA Shareholder Account Services, USAA Federal Savings Bank and USAA Real Estate Company.

Michael J.C. Roth 1, 2
Director, President and Vice Chairman of the Board of Directors
Age: 55

Chief Executive Officer, IMCO (10/93-present); President, Director and Vice Chairman of the Board of Directors, IMCO (1/90-present). Mr. Roth serves as President, Trustee and Vice Chairman of the Boards of Trustees of USAA Investment Trust and USAA State Tax-Free Trust, as President, Director and Vice Chairman of the Boards of Directors of USAA Mutual Fund, Inc., and USAA Shareholder Account Services, as Director of USAA Life Insurance Company and as Trustee and Vice Chairman of USAA Life Investment Trust.

John W. Saunders, Jr. 1, 2, 4
Director and Vice President
Age: 62

Senior Vice President, Fixed Income Investments, IMCO (10/85-present). Mr. Saunders serves as Trustee and Vice President of USAA Investment Trust and USAA State Tax-Free Trust, Director of IMCO, Director and Vice President of USAA Mutual Fund, Inc., as Senior Vice President of USAA Shareholder Account Services, and as Vice President of USAA Life Investment Trust.

Barbara B. Dreeben 3, 4, 5
200 Patterson #1008
San Antonio, TX  78209
Director
Age: 52

President, Postal Addvantage (7/92-present); Consultant, Nancy Harkins Stationer (8/91-12/95). Mrs. Dreeben serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Mutual Fund, Inc.

Howard L. Freeman, Jr. 2, 3, 4, 5
2710 Hopeton
San Antonio, TX  78230
Director
Age: 62

Retired. Assistant General Manager for Finance, San Antonio City Public Service Board (1976-1996). Mr. Freeman serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Mutual Fund, Inc.

Robert L. Mason, Ph.D. 3, 4, 5
12823 Queens Forest
San Antonio, TX  78230
Director
Age: 51

Manager,    Statistical   Analysis   Section,   Southwest   Research   Institute
(8/75-present). Dr. Mason serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Mutual Fund, Inc.

Richard A. Zucker 3, 4, 5
407 Arch Bluff
San Antonio, TX  78216
Director
Age: 54

Vice President, Beldon Roofing and Remodeling (1985-present). Mr. Zucker serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Mutual Fund, Inc.

Michael D. Wagner 1
Secretary
Age: 49

Vice President, Corporate Counsel, USAA (1982-present). Mr. Wagner has held various positions in the legal department of USAA since 1970 and serves as Vice President, Secretary and Counsel, IMCO and USAA Shareholder Account Services, Secretary, USAA Investment Trust, USAA Mutual Fund, Inc. and USAA State Tax-Free Trust; and as Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

Alex M. Ciccone 1
Assistant Secretary
Age: 47

Vice President, Compliance, IMCO (12/94-present); Vice President and Chief Operating Officer, Commonwealth Shareholder Services (6/94-11/94); and Vice President, Compliance, IMCO (12/91-5/94). Mr. Ciccone serves as Assistant Secretary of USAA Investment Trust, USAA State Tax-Free Trust, and USAA Mutual Fund, Inc.

Sherron A. Kirk 1
Treasurer
Age: 52

Vice President, Controller, IMCO (10/92-present); Vice President, Corporate Financial Analysis, USAA (9/92- 10/92); Assistant Vice President, Financial Plans and Support, USAA (8/91-9/92). Mrs. Kirk serves as Treasurer of USAA Investment Trust, USAA State Tax-Free Trust, and USAA Mutual Fund, Inc., and as Vice President, Controller of USAA Shareholder Account Services.

Dean R. Pantzar 1
Assistant Treasurer
Age: 38

Executive Director, Mutual Fund Accounting, IMCO (10/95-present); Director, Mutual Fund Accounting, IMCO (12/94-10/95); Senior Manager, KPMG Peat Marwick LLP (7/88-12/94). Mr. Pantzar serves as Assistant Treasurer of USAA Mutual Fund, Inc., USAA State Tax-Free Trust, and USAA Investment Trust.


-----------------
 1 Indicates those Directors and officers who are employees of the Manager or affiliated companies and are considered "interested persons" under the 1940 Act.
 2 Member of Executive Committee
 3 Member of Audit Committee
 4 Member of Pricing and Investment Committee
 5 Member of Corporate Governance Committee

      Between the meetings of the Board of Directors and while the Board is not in session, the Executive Committee of the Board of Directors has all the powers and may exercise all the duties of the Board of Directors in the management of the business of the Company which may be delegated to it by the Board. The Pricing and Investment Committee of the Board of Directors acts upon various investment-related issues and other matters which have been delegated to it by the Board. The Audit Committee of the Board of Directors reviews the financial statements and the auditor's reports and undertakes certain studies and analyses as directed by the Board. The Corporate Governance Committee of the Board of Directors maintains oversight of the organization, performance, and effectiveness of the Board and Independent Directors.


      In addition to the previously listed Directors and/or officers of the Company who also serve as Directors and/or officers of the Manager, the following individuals are Directors and/or executive officers of the Manager:
Harry W. Miller, Senior Vice President, Investments (Equity); Carl W. Shirley, Senior Vice President, Insurance Company Portfolios; and John J. Dallahan, Senior Vice President, Investment Services. There are no family relationships among the Directors, officers and managerial level employees of the Company or its Manager.

      The following table sets forth information describing the compensation of the current Directors of the Company for their services as Directors for the fiscal year ended March 31, 1997.

 Name                               Aggregate              Total Compensation
   of                              Compensation               from the USAA
Director                         from the Company          Family of Funds (b)
--------                         -------------------      ---------------------
George E. Brown*                       $6,824                     $25,600
Robert G. Davis                         None (a)                    None (a)
Barbara B. Dreeben                      9,787                      36,600
Howard L. Freeman, Jr.                  9,787                      36,600
Robert L. Mason*                        2,963                      11,000
Michael J.C. Roth                       None (a)                    None (a)
John W. Saunders, Jr.                   None (a)                    None (a)
Richard A. Zucker                       9,787                      36,600
----------------
* Effective January 1, 1997, Robert L. Mason replaced George E. Brown as a Director on the Board of Directors. Mr. Brown retired on December 31, 1996.

(a) Robert G. Davis, Michael J.C. Roth, and John W. Saunders, Jr. are affiliated with the Company's investment adviser, IMCO, and, accordingly, receive no remuneration from the Company or any other Fund of the USAA Family of Funds.

(b) At March 31, 1997, the USAA Family of Funds consisted of four registered investment companies offering 33 individual funds. Each Director presently serves as a Trustee or Director of each investment company in the USAA Family of Funds. In addition, Michael J.C. Roth presently serves as a Trustee of USAA Life Investment Trust, a registered investment company advised by IMCO, consisting of seven funds offered to investors in a fixed and variable annuity contract with USAA Life Insurance Company. Mr. Roth receives no compensation as Trustee of USAA Life Investment Trust.

      All of the above Directors are also Trustees/Directors of the other funds for which IMCO serves as investment adviser. No compensation is paid by any fund to any Trustee/Director who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Company reimburses certain expenses of the Directors who are not affiliated with the investment adviser. As of June 30, 1997, the officers and Directors of the Company and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Company.

      As of June 30, 1997, USAA and its affiliates (including related employee benefit plans) owned 4,509,608 shares (3.3%) of the Intermediate-Term Fund, and no shares of the Long-Term, Short-Term and Tax Exempt Money Market Funds.


      The Company knows of no one person who, as of June 30, 1997, held of record or owned beneficially 5% or more of any Fund's shares.

                              THE COMPANY'S MANAGER

As described in the Prospectus, USAA Investment Management Company is the Manager and investment adviser, providing services under the Advisory Agreement. The Manager, organized in May 1970, has served as investment adviser and underwriter for USAA Tax Exempt Fund, Inc. from its inception.


     In addition to managing the Company's assets, the Manager advises and manages the investments for USAA and its affiliated companies as well as those of USAA Mutual Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust. As of the date of this SAI, total assets under management by the Manager were approximately $35 billion, of which approximately $20 billion were in mutual fund portfolios.


ADVISORY AGREEMENT

Under the Advisory Agreement, the Manager provides an investment program, carries out the investment policy and manages the portfolio assets for each Fund. The Manager is authorized, subject to the control of the Board of Directors of the Company, to determine the selection, amount and time to buy or sell securities for each Fund. In addition to providing investment services, the Manager pays for office space, facilities, business equipment and accounting services (in addition to those provided by the Custodian) for the Company. The Manager compensates all personnel, officers and Directors of the Company if such persons are also employees of the Manager or its affiliates. For these services under the Advisory Agreement, the Company has agreed to pay the Manager a fee computed as described under MANAGEMENT OF THE COMPANY in the Prospectus. Management fees are computed and accrued daily and payable monthly.

      Except for the services and facilities provided by the Manager, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any), brokerage commissions on portfolio transactions (if any), expenses of issuance and redemption of shares, charges of transfer agents, custodians and dividend disbursing agents, costs of preparing and distributing proxy material, costs of printing and engraving stock certificates, auditing and legal expenses, certain expenses of registering and qualifying shares for sale, fees of Directors who are not interested persons (not affiliated) of the Manager, costs of typesetting, printing and mailing the Prospectus, SAI and periodic reports to existing shareholders, and any other charges or fees not specifically enumerated. The Manager pays the cost of printing and mailing copies of the Prospectus, the SAI, and reports to prospective shareholders.


      The Advisory Agreement will remain in effect until June 30, 1998, for each Fund and will continue in effect from year to year thereafter for each Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Directors (on behalf of such Fund) including a majority of the Directors who are not interested persons of the Manager or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Company or the Manager on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined in the 1940 Act).


      From time to time the Manager may, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. Any such waiver or reimbursement may be terminated by the Manager at any time without prior notice to shareholders.

      For the last three fiscal years, the Company paid the Manager the following fees:


         FUND                          1995          1996            1997
         ----                          ----          ----            ----
     Long-Term                      $4,931,411     $5,119,811     $5,167,507
     Intermediate-Term              $4,220,542     $4,532,471     $4,723,990
     Short-Term                     $2,489,834     $2,188,350     $2,188,649
     Tax Exempt Money Market        $4,299,382     $4,067,473     $4,208,391


UNDERWRITER

The Company has an agreement with the Manager for exclusive underwriting and distribution of the Funds' shares on a continuing best efforts basis. This agreement provides that the Manager will receive no fee or other compensation for such distribution services.

TRANSFER AGENT

The Transfer Agent performs transfer agent services for the Company under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends and production of reports with respect to account activity for shareholders and the Company. For its services under the Transfer Agency Agreement, each Fund pays the Transfer Agent an annual fixed fee of $26.00 per account. This fee is subject to change at any time.

      The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. In addition, the Funds pay all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Company.

                               GENERAL INFORMATION

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 1713, Boston, MA 02105, is the Company's Custodian. The Custodian is responsible for, among other things, safeguarding and controlling the Company's cash and securities, handling the receipt and delivery of securities and collecting interest on the company's investments.

COUNSEL

Goodwin, Procter & Hoar LLP, Exchange Place, Boston, MA 02109, will review certain legal matters for the Company in connection with the shares offered by the Prospectus.

INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, 112 East Pecan, Suite 2400, San Antonio, TX 78205, is the Company's independent auditor. In this capacity, the firm is responsible for auditing the annual financial statements of the Funds and reporting thereon.

FINANCIAL STATEMENTS


The financial statements of the Funds and the Independent Auditors' Report thereon for the fiscal year ended March 31, 1997, are included in the Annual Report to Shareholders of that date and are incorporated herein by reference. The Manager will deliver a copy of the Annual Report free of charge with each SAI requested.


                         CALCULATION OF PERFORMANCE DATA

Information regarding total return and yield of each Fund is provided under PERFORMANCE INFORMATION in the Prospectus. See VALUATION OF SECURITIES herein for a discussion of the manner in which each Fund's price per share is calculated.

TOTAL RETURN

The Funds, other than the Tax Exempt Money Market Fund, may each advertise performance in terms of average annual total return for 1-, 5-, and 10-year periods. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)N = ERV

    Where:      P  =  a hypothetical initial payment of $1,000
                T  =  average annual total return
                n  =  number of years
             ERV   =  ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the year or period

      The calculation assumes all charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by such Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.


                          AVERAGE ANNUAL TOTAL RETURNS
                            FOR PERIODS ENDED 3/31/97

                         1               5             10
 Fund                   year           years          years
 ----                   ----           -----          -----
 Long-Term              6.51%          6.80%          7.04%
 Intermediate-Term      5.80%          6.82%          6.92%
 Short-Term             4.70%          4.85%          5.38%

YIELD

The Funds, other than the Tax Exempt Money Market Fund, each may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

          YIELD~=~2 left [ left ({a-b} over cd + 1 right)^6 - 1 right]

   Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
               d = the maximum offering price per share on the last day of the period

      For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation in a Fund's portfolio and all recurring charges are recognized.


      The 30-day yields for the Funds for the period ended March 31, 1997 were as follows:

                         Long-Term Fund . . . . . 5.62%
                      Intermediate-Term Fund . . . . 5.23%
                          Short-Term Fund . . . . 4.33%


YIELD - TAX EXEMPT MONEY MARKET FUND


When the Tax Exempt Money Market Fund quotes a current annualized yield, it is based on a specified recent seven-calendar-day period. It is computed by (1) determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base return, then (3) multiplying the base period return by 52.14 (365/7). The resulting yield figure is carried to the nearest hundredth of one percent.


      The calculation includes (1) the value of additional shares purchased with dividends on the original share, and dividends declared on both the original share and any such additional shares, and (2) any fees charged to all shareholder accounts, in proportion to the length of the base period and the Fund's average account size.

      The capital changes excluded from the calculation are realized capital gains and losses from the sale of securities and unrealized appreciation and depreciation. The Fund's effective (compounded) yield will be computed by dividing the seven-day annualized yield as defined above by 365, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

      Current and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.


               Yield For 7-day Period Ended 3/31/97 . . . . 3.18%
          Effective Yield For 7-day Period Ended 3/31/97 . . . . 3.23%


TAX EQUIVALENT YIELD

A tax-exempt mutual fund may provide more "take-home" income than a fully taxable mutual fund after paying taxes. Calculating a "tax equivalent yield" means converting a tax exempt yield to a pretax equivalent so that a meaningful comparison can be made between a tax-exempt municipal fund and a fully taxable fund. The Tax Exempt Money Market Fund may advertise performance in terms of a tax equivalent yield based on the 7-day yield or effective yield and the other Funds may advertise performance in terms of a 30-day tax equivalent yield.

      To calculate a tax equivalent yield, an investor must know his federal marginal income tax rate. The tax equivalent yield is then computed by dividing the tax-exempt yield of a fund by the complement of the federal marginal tax rate. The complement, for example, of a federal marginal tax rate of 36.0% is 64.0%, that is (1.00-0.36= 0.64).

    Tax Equivalent Yield = Tax Exempt Yield / (1- Federal Marginal Tax Rate)


      Based on a federal marginal tax rate of 36.0%, the tax equivalent yields for the Long-Term, Intermediate-Term, Short-Term, and Tax Exempt Money Market Funds for the period ended March 31, 1997 were 8.78%, 8.17%, 6.77%, and 4.97%, respectively.

              APPENDIX A - TAX-EXEMPT SECURITIES AND THEIR RATINGS

TAX-EXEMPT SECURITIES

Tax-exempt securities generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets, and water and sewer works. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

      The two principal classifications of tax-exempt securities are "general obligations" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Funds may also invest in tax-exempt private activity bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. There are, of course, many variations in the terms of, and the security underlying tax-exempt securities. Short-term obligations issued by states, cities, municipalities or municipal agencies, include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes and Short-Term Discount Notes.

      The yields of tax-exempt securities depend on, among other things, general money market conditions, conditions of the tax-exempt bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Group (S&P), Fitch Investors Service, Inc. (Fitch), Duff & Phelps Inc., Thompson BankWatch, Inc., and IBCA Inc. represent their opinions of the quality of the securities rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon and rating may have different yields, while securities of the same maturity and coupon but with different ratings may have the same yield. It will be the responsibility of the Manager to appraise independently the fundamental quality of the tax-exempt securities included in a Fund's portfolio.

RATINGS

EXCERPTS FROM MOODY'S BOND (TAX-EXEMPT SECURITIES) RATINGS:

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


Baa Bonds which are rated Baa are considered as medium-grade obligations, i.e., (they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


NOTE: THOSE BONDS IN THE AA, A, AND BAA GROUPS WHICH MOODY'S BELIEVES POSSESS THE STRONGEST INVESTMENT ATTRIBUTES ARE DESIGNATED BY THE SYMBOLS AA1, A1, AND BAA1.

EXCERPTS OF MOODY'S RATINGS OF SHORT-TERM LOANS (STATE AND TAX-EXEMPT NOTES):


Moody's ratings for state and tax-exempt notes and other short-term obligations are designated Moody's Investment Grade (MIG). Symbols used will be as follows:

MIG-1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

MIG-2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

EXCERPTS OF MOODY'S RATING OF COMMERCIAL PAPER:


Prime-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:


          o   Leading market positions in well-established industries.
          o   High rates of return on funds employed.
          o Conservative capitalization structures with moderate reliance on debt and ample asset protection.
          o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
          o Well-established access to a range of financial markets and assured sources of alternate liquidity.


Prime-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


EXCERPTS FROM S&P'S BOND RATINGS:

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

PLUS (+) OR MINUS (-): THE RATINGS FROM AA TO BBB MAY BE MODIFIED BY THE ADDITION OF A PLUS OR MINUS SIGN TO SHOW RELATIVE STANDING WITHIN THE MAJOR RATING CATEGORIES.

EXCERPTS OF S&P'S RATINGS OF TAX-EXEMPT NOTES:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

EXCERPTS OF S&P'S RATING OF COMMERCIAL PAPER:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

EXCERPTS OF FITCH'S RATINGS OF BONDS:

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A         Bonds  considered to be investment  grade and of high credit  quality.
          The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.


PLUS (+) AND MINUS (-): PLUS AND MINUS SIGNS ARE USED WITH A RATING SYMBOL TO INDICATE THE RELATIVE POSITION OF A CREDIT WITHIN THE RATING CATEGORY. PLUS AND MINUS SIGNS, HOWEVER, ARE NOT USED IN THE AAA CATEGORY.

EXCERPTS OF FITCH'S RATINGS TO COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT AND TAX-EXEMPT NOTES:

F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.


F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


EXCERPTS FROM DUFF & PHELPS LONG-TERM RATING SCALE:

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

EXCERPTS FROM DUFF & PHELPS COMMERCIAL PAPER RATING SCALE:


D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.


THOMPSON BANKWATCH, INC.

TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.


TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.


IBCA INC.

A1        Obligations  supported by the highest  capacity for timely  repayment.
          Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.


A2 Obligations supported by a satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

A3        Obligations  supported by an adequate  capacity for timely  repayment.
          Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.


C Obligations for which there is a high risk of default or which are currently in default.

                APPENDIX B - COMPARISON OF PORTFOLIO PERFORMANCE

Occasionally, we may make comparisons in advertising and sales literature between the Funds contained in this SAI and other Funds in the USAA Family of Funds. These comparisons may include such topics as risk and reward, investment objectives, investment strategies, and performance.

      Fund performance also may be compared to the performance of broad groups of mutual funds with similar investment goals or unmanaged indexes of comparable securities. Evaluations of Fund performance made by independent sources may be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. The Fund or its performance may also be compared to products and services not constituting securities subject to registration under the Securities Act of 1933 such as, but not limited to, certificates of deposit and money market accounts. Sources for performance information and articles about the Fund may include the following:

AAII JOURNAL, a monthly association magazine for members of the American Association of Individual Investors.

ARIZONA REPUBLIC, a newspaper which may cover financial and investment news.

AUSTIN AMERICAN-STATESMAN, a newspaper which may cover financial news.

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

THE BOND BUYER, a daily newspaper which covers bond market news.

BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds.

CHICAGO TRIBUNE, a newspaper which may cover financial news.

CONSUMER REPORTS, a monthly magazine which from time to time reports on companies in the mutual fund industry.

DALLAS MORNING NEWS, a newspaper which may cover financial news.

DENVER POST, a newspaper which may quote financial news.

FINANCIAL PLANNING, a monthly magazine that periodically features companies in the mutual fund industry.

FINANCIAL SERVICES WEEK, a weekly newspaper which covers financial news.

FINANCIAL WORLD, a monthly magazine which may periodically review mutual fund companies.

FORBES,  a  national  business   publication  that   periodically   reports  the
performance of companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

FUND ACTION, a mutual fund news report.

HOUSTON CHRONICLE, a newspaper which may cover financial news.

HOUSTON POST, a newspaper which may cover financial news.

IBC/DONOGHUE'S MONEYLETTER, a biweekly newsletter which covers financial news and from time to time rates specific mutual funds.

IBC'S MONEY MARKET INSIGHT, a monthly money market industry analysis prepared by IBC USA, Inc.

INCOME AND SAFETY, a monthly newsletter that rates mutual funds.

INVESTECH, a bimonthly investment newsletter.

INVESTMENT ADVISOR, a monthly publication directed primarily to the advisor community; includes ranking of mutual funds using a proprietary methodology.

INVESTMENT COMPANY INSTITUTE, a national association of the American investment company industry.

INVESTOR'S BUSINESS DAILY, a newspaper which covers financial news.

KIPLINGER'S PERSONAL FINANCE MAGAZINE, a monthly investment advisory publication that periodically features the performance of a variety of securities.

LIPPER ANALYTICAL SERVICES, INC.'S FIXED INCOME FUND PERFORMANCE ANALYSIS, a monthly publication of industry-wide mutual fund performance averages by type of fund.

LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, a weekly and quarterly publication of industry-wide mutual fund performance averages by type of fund.

LOS ANGELES TIMES, a newspaper which may cover financial news.

LOUIS RUKEYSER'S WALL STREET, a publication for investors.

MEDICAL ECONOMICS, a monthly magazine providing information to the medical profession.

MONEY, a monthly magazine that features the performance of both specific funds and the mutual fund industry as a whole.

MONEY FUND REPORT, a weekly publication of the Donoghue Organization, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically: (1) Taxable Money Fund Averages: "100% U.S. Treasury" and "First Tier" and (2) Tax-Free Money Fund Averages: "Stockbroker and General Purpose" and "State Specific Stockbroker and General Purpose."

MORNINGSTAR 5 STAR INVESTOR, a monthly newsletter which covers financial news and rates mutual funds produced by Morningstar, Inc. (a data service which tracks open-end mutual funds).

MUNI BOND FUND REPORT, a monthly newsletter which covers news on the municipal bond market and features performance data for municipal bond mutual funds.

MUNIWEEK, a weekly newspaper which covers news on the municipal bond market.

MUTUAL FUND FORECASTER, a monthly newsletter that ranks mutual funds.

MUTUAL FUND INVESTING, a newsletter covering mutual funds.

MUTUAL FUND PERFORMANCE REPORT, a monthly publication of industry-wide mutual fund averages produced by Morningstar, Inc.

MUTUAL FUNDS MAGAZINE, a monthly publication reporting on mutual fund investing.

MUTUAL FUND SOURCE BOOK, an annual publication produced by Morningstar, Inc. which describes and rates mutual funds.

MUTUAL  FUND  VALUES,   a  biweekly   guidebook  to  mutual  funds  produced  by
Morningstar, Inc.

NEWSWEEK, a national business weekly.

NEW YORK TIMES, a newspaper which may cover financial news.

NO LOAD FUND INVESTOR, a newsletter covering companies in the mutual fund industry.

PERSONAL INVESTOR, a monthly magazine which from time to time features mutual fund companies and the mutual fund industry.

SAN ANTONIO BUSINESS JOURNAL, a weekly newspaper that periodically covers mutual fund companies as well as financial news.

SAN ANTONIO EXPRESS-NEWS, a newspaper which may cover financial news.

SAN FRANCISCO CHRONICLE, a newspaper which may cover financial news.

SMART MONEY, a monthly magazine featuring news and articles on investing and mutual funds.

USA TODAY, a newspaper which may cover financial news.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper which covers financial news.

WASHINGTON POST, a newspaper which may cover financial news.

WEISENBERGER MUTUAL FUNDS INVESTMENT REPORT, a monthly newsletter that reports on both specific mutual fund companies and the mutual fund industry as a whole.

WORTH, a magazine which covers financial and investment subjects including mutual funds.

YOUR MONEY, a monthly magazine directed towards the novice investor.

      In addition to the sources above, performance of our Funds may also be tracked by Lipper Analytical Services, Inc. Each Fund will be compared to Lipper's appropriate fund category according to objective and portfolio holdings. The Long-Term Fund will be compared to funds in Lipper's general tax-exempt bond fund category, Intermediate-Term Fund to funds in Lipper's intermediate (5-10 yr.) tax-exempt bond fund category, Short-Term Fund to Lipper's short (1-5 yr.) tax-exempt bond fund category, and Tax Exempt Money Market Fund to Lipper's general short-term tax-exempt bond fund category. Footnotes in advertisements and other sales literature will include the time period applicable for any rankings used.

      For comparative purposes, unmanaged indices of comparable securities or economic data may be cited. Examples include the following:

 - Shearson Lehman Hutton Bond Indices, indices of fixed-rate debt issues rated investment grade or higher which can be found in the BOND MARKET REPORT.

 - Bond Buyer Indices, indices of debt of varying maturities including revenue bonds, general obligation bonds, and U.S. Treasury bonds which can be found in MUNIWEEK and THE BOND BUYER.

      Other sources for total return and other performance data which may be used by the Fund or by those publications listed previously are Morningstar, Inc., Schabaker Investment Management, and Investment Company Data, Inc. These are services that collect and compile data on mutual fund companies.

                   APPENDIX C - TAXABLE EQUIVALENT YIELD TABLE

Assuming a Federal
Marginal Tax Rate of:             28%        31%        36%        39.6%

To Match a
Tax Free Yield of:         A Fully Taxable Investment Would Have to Pay You:

      2.00%                      2.78%      2.90%      3.13%       3.31%
      3.00%                      4.17%      4.35%      4.69%       4.97%
      4.00%                      5.56%      5.80%      6.25%       6.62%
      5.00%                      6.94%      7.25%      7.81%       8.28%
      6.00%                      8.33%      8.70%      9.38%       9.93%
      7.00%                      9.72%     10.15%     10.94%      11.59%


THIS TABLE IS A HYPOTHETICAL ILLUSTRATION AND SHOULD NOT BE CONSIDERED AN INDICATION OF FUND PERFORMANCE OF ANY OF THE USAA FAMILY OF FUNDS.

THESE RATES WERE SELECTED AS EXEMPLARY RATES THAT WOULD BE RELEVANT TO MOST TAXPAYERS.

                       APPENDIX D - DOLLAR-COST AVERAGING

Dollar-cost averaging is a systematic investing method which can be used by investors as a disciplined technique for investing. A fixed amount of money is invested in a security (such as a stock or mutual fund) on a regular basis over a period of time, regardless of whether securities markets are moving up or down.

      This practice reduces average share costs to the investor who acquires more shares in periods of lower securities prices and fewer shares in periods of higher prices.

      While dollar-cost averaging does not assure a profit or protect against loss in declining markets, this investment strategy is an effective way to help calm the effect of fluctuations in the financial markets. Systematic investing involves continuous investment in securities regardless of fluctuating price levels of such securities. Investors should consider their financial ability to continue purchases through periods of low and high price levels.

      As the following chart illustrates, dollar-cost averaging tends to keep the overall cost of shares lower. This example is for illustration only, and different trends would result in different average costs.



                         HOW DOLLAR-COST AVERAGING WORKS

                      $100 Invested Regularly for 5 Periods

                                  Market Trend
               -----------------------------------------------------------------

                            Down                    Up              Mixed
               -----------------------------------------------------------------
               Share     Shares       Share       Shares      Share    Shares
Investment     Price     Purchased    Price       Purchased   Price    Purchased
               -------------------    ---------------------   ------------------
   $100           10       10           6          16.67        10      10
    100            9       11.1         7          14.29         9      11.1
    100            8       12.5         7          14.29         8      12.5
    100            8       12.5         9          11.1          9      11.1
    100            6       16.67       10          10           10      10
   ----           --       ----        --          ----        ---      ---
   $500        ***41       62.77    ***39          66.35     ***46      54.7
              *Avg. Cost:  $7.97       *Avg. Cost: $7.54   *Avg. Cost:  $9.14
                           -----                   -----                -----
          **Avg. Price:    $8.20      **Avg. Price:$7.80  **Avg Price:  $9.20
                           -----                   -----                -----


  * Average Cost is the total amount invested divided by number of shares purchased.

 ** Average Price is the sum of the prices paid divided by number of purchases. *** Cumulative total of share prices used to compute average prices.

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                                       22

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                                       23

06052-0897

                                     Part B



                   Statement of Additional Information for the

                               California Bond and
                          California Money Market Funds

[USAA EAGLE LOGO]



     USAA                                        STATEMENT OF
     TAX EXEMPT                                  ADDITIONAL INFORMATION
     FUND, INC.                                  August 1, 1997


--------------------------------------------------------------------------------

                           USAA TAX EXEMPT FUND, INC.
                                CALIFORNIA FUNDS


USAA TAX EXEMPT FUND, INC. (the Company) is a registered investment company offering shares of ten no-load mutual funds, two of which are described in this Statement of Additional Information (SAI): the California Bond Fund and California Money Market Fund (collectively, the Funds or the California Funds). Each Fund is classified as diversified and has a common investment objective of providing California investors with a high level of current interest income that is exempt from federal and California state income taxes. The California Money Market Fund has a further objective of preserving capital and maintaining liquidity.

You may obtain a free copy of a Prospectus for the California Funds dated August 1, 1997, by writing to USAA Tax Exempt Fund, Inc., 9800 Fredericksburg Rd., San Antonio, TX 78288, or by calling toll free 1-800-531- 8181. The Prospectus provides the basic information you should know before investing in the Funds. This SAI is not a Prospectus and contains information in addition to and more detailed than that set forth in the Prospectus. It is intended to provide you with additional information regarding the activities and operations of the Company and the Funds, and should be read in conjunction with the Prospectus.


--------------------------------------------------------------------------------


                                TABLE OF CONTENTS




        PAGE
           2   Valuation of Securities
           2   Additional Information Regarding Redemption of Shares
           3   Investment Plans
           4   Investment Policies
           5   Investment Restrictions
           6   Special Risk Considerations
          10   Portfolio Transactions
          11   Further Description of Shares
          11   Certain Federal Income Tax Considerations
          13   California Taxation
          14   Directors and Officers of the Company
          16   The Company's Manager
          17   General Information
          18   Calculation of Performance Data
          19   Appendix A - Tax-Exempt Securities and Their Ratings
          22   Appendix B - Comparison of Portfolio Performance
          25   Appendix C - Taxable Equivalent Yield Table
          26   Appendix D - Dollar-Cost Averaging

                             VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing best efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.


     A Fund's NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.


      The investments of the CALIFORNIA BOND FUND are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Repurchase agreements are valued at cost. Securities which cannot be valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors.

      The value of the CALIFORNIA MONEY MARKET FUND'S securities is stated at amortized cost which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive upon the sale of the instrument.

      The valuation of the California Money Market Fund's portfolio instruments based upon their amortized cost is subject to the Fund's adherence to certain procedures and conditions. Consistent with regulatory requirements, the Manager will only purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Manager will invest only in securities that have been determined to present minimal credit risk and that satisfy the quality and diversification requirements of applicable rules and regulations of the Securities and Exchange Commission (SEC).

      The Board of Directors has established procedures designed to stabilize the California Money Market Fund's price per share, as computed for the purpose of sales and redemptions, at $1.00. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $1.00 NAV per share. Such procedures include review of the Fund's holdings at such intervals as is deemed appropriate to determine whether the Fund's NAV calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Board of Directors will take such corrective action as it regards as necessary and appropriate. Such action may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing a NAV per share by using available market quotations.

              ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of a shareholder's investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund's portfolio. Requests for redemption which are subject to any special conditions, or which specify an effective date other than as provided herein, cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares, depending upon the price when redeemed.

      The Board of Directors may cause the redemption of an account with a balance of less than 50 shares provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time of the establishment of the account, (2) the account has remained below the minimum level for six months, and (3) 60 days' prior written notice of the proposed redemption has been sent to the shareholder. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Directors. Prompt payment will be made by mail to the last known address of the shareholder.

      The Company reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Company normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Company's investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Company's shareholders.


      For the mutual protection of the investor and the Funds, the Company may require a signature guarantee. If required, EACH signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual's commanding officer.


REDEMPTION BY CHECK

Shareholders in the California Money Market Fund may request that checks be issued for their account. Checks must be written in the amount of at least $250.

      Checks issued to shareholders of the Fund will be sent only to the person in whose name the account is registered and only to the address of record. The checks must be manually signed by the registered owner(s) exactly as the account is registered. For joint accounts the signature of either or both joint owners will be required on the check, according to the election made on the signature card. Dividends will continue to be earned by the shareholder until the shares are redeemed by the presentation of a check.


      When a check is presented to USAA Shareholder Account Services (Transfer Agent) for payment, a sufficient number of full and fractional shares in the investor's account will be redeemed to cover the amount of the check. If an investor's account is not adequate to cover the amount of a check, the check will be returned unpaid. Because the value of each account changes as dividends are accrued on a daily basis, checks may not be used to close an account.

      The Transfer Agent will return to the shareholder checks paid during the month by separate mail. The checkwriting privilege will be subject to the customary rules and regulations of State Street Bank and Trust Company (State Street Bank or the Custodian) governing checking accounts. There is no charge to the shareholder for the use of the checks or for subsequent reorders of checks.


      The Company reserves the right to assess a processing fee against a shareholder's account for any redemption check not honored by a clearing or paying agent. Currently, this fee is $15 and is subject to change at any time. Some examples of such dishonor are improper endorsement, checks written for an amount less than the minimum check amount, and insufficient or uncollectible funds.

      The Company, the Transfer Agent, and State Street Bank each reserve the right to change or suspend the checkwriting privilege upon 30 days' written notice to participating shareholders.

                                INVESTMENT PLANS

The following investment plans are made available by the Company to shareholders of the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.

AUTOMATIC PURCHASE OF SHARES


INVESTRONIC(R) - The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

DIRECT PURCHASE SERVICE - The periodic purchase of shares through electronic funds transfer from an employer (including government allotments), an income-producing investment, or an account with a participating financial institution.


AUTOMATIC PURCHASE PLAN - The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

BUY/SELL SERVICE - The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

      Participation in these systematic purchase plans will permit a shareholder to engage in dollar-cost averaging. For additional information concerning the benefits of dollar-cost averaging, see APPENDIX D.

SYSTEMATIC WITHDRAWAL PLAN

If a shareholder in a single investment account (accounts in different Funds cannot be aggregated for this purpose) owns shares having a NAV of $5,000 or more, the shareholder may request that enough shares to produce a fixed amount of money be liquidated from the account monthly or quarterly. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, shareholders may choose to have withdrawals electronically deposited at their bank or other financial institution. They may also elect to have checks mailed to a designated address.


     Such a plan may be initiated by depositing shares worth at least $5,000 with the Transfer Agent and by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. The shareholder may terminate participation in the plan at any time. There is no charge to the shareholder for withdrawals under the Systematic Withdrawal Plan. The Company will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.


      Withdrawals will be made by redeeming full and fractional shares on the date selected by the shareholder at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of a shareholder's investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, shareholders should not expect withdrawals to be offset by rising income or share value gains.

      Each redemption of shares may result in a gain or loss, which must be reported on the shareholder's income tax return. Therefore, a shareholder should keep an accurate record of any gain or loss on each withdrawal.

                               INVESTMENT POLICIES

The section captioned INVESTMENT OBJECTIVES AND POLICIES in the Prospectus describes the fundamental investment objectives and the investment policies applicable to each Fund and the following is provided as additional information.

CALCULATION OF PORTFOLIO WEIGHTED AVERAGE MATURITIES

Weighted average maturity is derived by multiplying the value of each investment by the number of days remaining to its maturity, adding these calculations, and then dividing the total by the value of the Fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

      With respect to obligations held by the California Bond Fund, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity. In addition, for purposes of the Fund's investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features which, in the judgment of the Manager, will result in the instrument being valued in the market as though it has the earlier maturity.

      The California Money Market Fund will determine the maturity of an obligation in its portfolio in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act).

LENDING OF SECURITIES

Each Fund may lend its securities. A lending policy may be authorized by the Company's Directors and implemented by the Manager, but securities may be loaned only to qualified broker-dealers or institutional investors that agree to maintain cash collateral with the Company equal at all times to at least 100% of the value of the loaned securities. The Directors will establish procedures and monitor the creditworthiness of any institution or broker-dealer during such time as any loan is outstanding. The Company will continue to receive interest on the loaned securities and will invest the cash collateral in readily marketable short-term obligations of high quality, thereby earning additional interest. Interest on loaned tax-exempt securities received by the borrower and paid to the Company will not be exempt from federal income taxes in the hands of the Company.

      No loan of securities will be made if, as a result, the aggregate of such loans would exceed 331/3% of the value of a Fund's total assets. The Company may terminate such loans at any time.

REPURCHASE AGREEMENTS

Each Fund may invest up to 5% of its total assets in repurchase agreements. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Funds' custodian until repurchased. If the seller defaults and the value of the underlying security declines, a Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. Any investments in repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by a Fund.

OTHER POLICIES

Although the California Bond Fund is permitted to invest in options, financial futures contracts and options on financial futures contracts, the Fund has no current intention of doing so and will not invest in such securities without first notifying shareholders and supplying further information in the Prospectus.

                             INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Company for and are applicable to each Fund. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the Fund's outstanding voting securities. The investment restrictions of one Fund may be changed without affecting those of the other Fund.

Under the restrictions, neither Fund will:


(1) With respect to 75% of its total assets, purchase securities of any issuer (except the U.S. Government, its agencies and instrumentalities and any tax-exempt security guaranteed by the U.S. Government) if as a result more than 5% of the total assets of that Fund would be invested in securities of such issuer; for purposes of this limitation, identification of the "issuer" will be based on a determination of the source of assets and revenues committed to meeting interest and principal payments of each security; for purposes of this limitation the State of California or other jurisdictions and each of its separate political subdivisions, agencies, authorities and instrumentalities shall be treated as a separate issuer;


(2)  Purchase more than 10% of the outstanding voting securities of any issuer;

(3) Borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

(4) Pledge, mortgage or hypothecate its assets to any extent greater than 10% of the value of its total assets;

(5) Purchase or retain securities of any issuer if any officer or Director of the Company or its Manager owns individually more than one-half of one percent (1/2%) of the securities of that issuer, and collectively the officers and Directors of the Company and Manager together own more than 5% of the securities of that issuer;


(6) Purchase any securities which would cause more than 25% of the value of that Fund's total assets at the time of such purchase to be invested in securities the interest upon which is derived from revenues or projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, electric power project revenue bonds, or in industrial revenue  bonds which are based,  directly or  indirectly,  on the credit of
     private  entities  of  any  one  industry;   provided  that  the  foregoing
     limitation does not apply with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and, in the case of the California Money Market Fund, certificates of deposit and banker's acceptances of domestic banks;


(7)  Invest in issuers for the purpose of exercising control or management;

(8) Issue senior securities as defined in the 1940 Act, except that it may purchase tax-exempt securities on a "when-issued" basis or in financial futures contracts as permitted by Section 18(f)(2);

(9) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities;

(10) Purchase or sell real estate, but this shall not prevent investments in tax-exempt securities secured by real estate or interests therein;

(11) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements;

(12) Purchase on margin or sell short; for purposes of this restriction the deposit or payment of initial or variation margin in connection with financial futures contracts or related options will not be deemed to be a purchase of securities on margin by a Fund;

(13) Purchase or sell commodities or commodities contracts, except that the Fund may invest in financial futures contracts and options thereon;

(14) Invest its assets in securities of other investment companies except by purchases in the open market involving only customary brokers' commissions or as part of a merger, consolidation, reorganization or purchase of assets approved by the shareholders; or

(15) Invest in put, call, straddle or spread options or interests in oil, gas or other mineral exploration or development programs, except that a Fund may write covered call options and purchase put options.

ADDITIONAL RESTRICTIONS


The following restrictions are not considered to be fundamental policies of the Funds. The Company's Board of Directors may change these additional restrictions without notice to or approval by the shareholders.


Neither Fund will:

(1) Invest more than 15% (10% with respect to the California Money Market Fund) of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

(2) Purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

                           SPECIAL RISK CONSIDERATIONS

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in the adverse effects described below. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements and prospectuses relating to securities offerings of the State of California (the "State") and various local agencies in California and from other relevant sources. While the Funds have not independently verified such information, they have no reason to believe that such information is not correct in all material respects.

      Certain of the tax-exempt securities in which the Funds may invest may be obligations of issuers which rely in whole or in part on California State revenues for payment of these obligations. Property tax revenues and a portion of the State's General Fund surplus are distributed to counties, cities and their various taxing entities, and the State assumes certain obligations theretofore paid out of local funds. Whether and to what extent a portion of the State's General Fund will be distributed in the future to counties, cities and their various entities, is unclear.

      Certain of the tax-exempt securities may be obligations of issuers who rely in whole or in part on ad valorem real property taxes as a source of revenue. On June 6, 1978, California voters approved an amendment to the California Constitution known as Proposition 13, which added Article XIIIA to the California Constitution. The effect of Article XIIIA is to limit ad valorem taxes on real property, and to restrict the ability of taxing entities to increase real property tax revenues. On November 7, 1978, California voters approved Proposition 8, and on June 3, 1986, California voters approved Proposition 46, both of which amended Article XIIIA.

      Section 1 of Article XIIIA limits the maximum ad valorem property tax on real property to 1% of full cash value (as defined in Section 2), to be collected by the counties and apportioned according to law; provided that the 1% limitation does not apply to ad valorem taxes or special assessments to pay the interest and redemption charges or (1) any indebtedness approved by the voters prior to July 1, 1978, or (2) any bonded indebtedness for the acquisition or improvement of real property approved on or after July 1, 1978, by two-thirds of the votes cast by the voters voting on the proposition. Section 2 of Article XIIIA defines "full cash value" to mean "the County Assessor's valuation of real property as shown on the 1975-76 tax bill under full cash value or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The "full cash value" may be adjusted annually to reflect inflation at a rate not to exceed 2% per year, or a reduction in the Consumer Price Index or comparable local data, or reduced in the event of declining property value caused by damage, destruction or other factors. The California State Board of Equalization has adopted regulations, binding on county assessors, interpreting the meaning of "change in ownership" and "new construction" for purposes of determining full cash value of property under Article XIIIA.

      Legislation enacted by the California Legislature to implement Article XIIIA (statutes of 1978, Chapter 292, as amended) provides, that notwithstanding any other law, local agencies may not levy any ad valorem property tax except to pay debt service on indebtedness approved by the voters prior to July 1, 1978, and that each county will levy the maximum tax permitted by Article XIIIA of $4.00 per $100 assessed valuation (based on the former practice of using 25%, instead of 100%, of full cash value as the assessed value for tax purposes). The legislation further provided that, for the 1978-79 fiscal year only, the tax levied by each county was to be apportioned among all taxing agencies within the county in proportion to their average share of taxes levied in certain pervious years. The apportionment of property taxes for fiscal years after 1978-79 has been revised pursuant to Statutes of 1979, Chapter 282, which provides relief funds from state attorneys beginning in fiscal year 1979-80 and is designed to provide a permanent system for sharing state taxes and budget funds with local agencies. Under Chapter 282, cities and counties receive more of the remaining property tax revenues collected under Proposition 13 instead of direct State aid. School districts receive a correspondingly reduced amount of property taxes, but receive compensation directly from the State and are given additional relief. Chapter 282 does not affect the derivation of the base levy ($4 per $100 of assessed valuation) and the bonded debt tax rate. However, there can be no assurance that any particular level of State aid to local governments will be maintained in future years.

      On November 6, 1979, another initiative known as "Proposition 4" or the "Gann Initiative" was approved by the California voters, which added Article XIIIB to the California Constitution. Under Article XIIIB, state and local governmental entities have an annual "appropriations limit" and are not able to spend certain moneys called "appropriations subject to limitation" in an amount higher than the "appropriations limit." Article XIIIB does not affect the appropriation of moneys which are excluded from the definition of "appropriations subject to limitation," including debt service on indebtedness existing or authorized as of January 1, 1979, or bonded indebtedness subsequently approved by the voters. In general terms, the "appropriations limit" is to be based on certain 1978-79 expenditures, and is to be adjusted annually to reflect changes in consumer prices, population and certain services provided by these entities. Article XIIIB also provides that if these entities' revenues in any year exceed the amount permitted to be spent, the excess would have to be returned by revising tax rates or fee schedules over the subsequent two years.

      In June 1982, the voters of California passed two initiative measures to repeal the California gift and inheritance tax laws and to enact, in lieu thereof, a California death tax. California voters also passed an initiative measure to increase, for taxable years commencing on or after January 1, 1982, the amount by which personal income tax brackets will be adjusted annually in an effort to index such tax brackets to account for the effects of inflation. Decreases in State and local revenues in future fiscal years as a consequence of these initiatives may result in reductions in allocations of state revenues to California issuers or in the ability of California issuers to pay their obligations.

      At the November 8, 1988 general election, California voters approved an initiative known as Proposition 98. This initiative amends Article XIIIB to require that (1) the California Legislature establish a prudent state reserve fund in an amount as shall be reasonable and necessary and (2) revenues in excess of amounts permitted to be spent and which would otherwise be returned pursuant to Article XIIIB by revision of tax rates or fees schedules, be transferred and allocated (up to a maximum of 40%) to the State School Fund and be expended solely for purposes of instructional improvement and accountability. No such transfer or allocation of funds will be required if certain designated state officials determine that annual student expenditures and class size meet certain criteria as set forth in Proposition 98. Any funds allocated to the State School Fund shall cause the appropriation limits established in Article XIIIB to be annually increased for any such allocation made in the prior year.

      Proposition 98 also amends Article XVI to require that the State of California provide a minimum level of funding for public schools and community colleges. Commencing with the 1988-89 fiscal year, moneys to be applied by the State for the support of school districts and community college districts shall not be less than the greater of: (1) the amount which, as a percentage of the State General Fund revenues which may be appropriated pursuant to Article XIIIB, equals the percentage of such State General Fund revenues appropriated for school districts and community college districts, respectively, in fiscal year 1986-87, or (2) the amount required to ensure that the total allocations to school districts and community college districts from the State general fund proceeds of taxes appropriated pursuant to Article XIIIB and allocated local proceeds of taxes shall not be less than the total amount from the sources in the prior year, adjusted for increases in enrollment and adjusted for changes in the cost of living pursuant to the provisions of Article XIIIB. The initiative permits the enactment of legislation, by a two-thirds vote, to suspend the minimum funding requirements for one year.

      In June 1989, the California Legislature enacted Senate Constitutional amendment number one ("SCA 1"), a proposed modification of the California Constitution to alter the spending limit in the educational funding provisions of Proposition 98. SCA 1 was approved by the voters on the June 1990 ballot and took effect on July 1, 1990. SCA 1 permits annual adjustments to the spending limit to be more closely linked to the rate of economic growth in the State. Instead of being tied to the consumer price index, the change in "cost of living" is measured by the change in California per capita personal income. In addition, if certain kinds of emergencies are declared by the Governor, an appropriation enacted by a two-thirds vote of the Legislature will be excluded from the State's appropriations limit.

      SCA 1 also provides two new exceptions to the calculation of appropriations which are subject to the spending limit. First, there will be excluded all appropriations for "qualified capital outlay projects" as defined by the Legislature. Second, there will be excluded any increase in gasoline taxes above their current 9% per gallon level. In addition, SCA 1 recalculates the appropriation limits for each unit in government, beginning in the 1990-91 fiscal year, based upon a two-year cycle. The Proposition 98 provision regarding excess taxes will also be modified. After a two-year period if there are any excess state tax revenues, 50% (instead of 100%) of the excess will be transferred to schools with the balance returned to taxpayers. SCA 1 also modifies in certain respects the complex adjustment in the Proposition 98 formula which guarantees schools a certain amount of the General Fund revenues.

      In September 1980, the legislature enacted a measure (Chapter 1342, Statutes of 1980) declaring that tax increment revenues are not "proceeds of taxes" within the meaning of Article XIIIB and that the allocation and expenditure of such moneys are not appropriations subject to the limitations under Article XIIIB, if used for repayment of indebtedness incurred for redevelopment activity. While the California Supreme Court expressly declined to rule on the validity of Chapter 1342 and the applicability of Article XIIIB to redevelopment agencies in HUNTINGTON PARK REDEVELOPMENT AGENCY V. MARTIN, two subsequent decisions of the California Court of Appeal have upheld the validity of Chapter 1342 and have concluded that redevelopment agencies are not subject to the appropriations limit of Article XIIIB. Proposition 87 was approved by the California voters on November 8, 1988. Proposition 87 amends Article XVI,
Section 16, of the California Constitution by authorizing the California Legislature to prohibit redevelopment agencies from receiving any of the property tax revenue raised by increased property tax rates levied to repay bonded indebtedness of local governments which is approved by voters on or after January 1, 1989. It is not possible to predict whether the California Legislature will enact such a prohibition, nor is it possible to predict the impact of Proposition 87 on redevelopment agencies and their ability to make payments on outstanding debt obligations.

      On November 4, 1986, California voters approved an initiative statute known as Proposition 62. This initiative (1) requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity, (2) requires that any special tax (defined as taxes levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within the jurisdiction, (3) restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed, (4) prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by Article XIIIA, (5) prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments, (6) requires that any tax imposed by a local government on or after August 1, 1985 be ratified by a majority vote of the electorate within two years of the adoption of the initiative or be terminated by November 15, 1988, (7) requires that, in the event a local government fails to comply with the provisions of this measure, a reduction in the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative, and (8) permits these provisions to be amended exclusively by the voters of the State of California. In September 1995, the California Supreme Court upheld the constitutionality of Proposition 62, creating uncertainty as to the legality of certain local taxes enacted by non-charter cities in California without voter approval. It is not possible to predict the impact of the decision.


      In November 1996, California voters approved Proposition 218. The initiative applied the provisions of Proposition 62 to all entities, including charter cities. It requires that all taxes for general purposes obtain a simple majority popular vote and that taxes for special purposes obtain a two-thirds majority vote. Prior to the effectiveness of Proposition 218, charter cities could levy certain taxes such as transient occupancy taxes and utility user's taxes without a popular vote. Proposition 218 will also limit the authority of local governments to impose property-related assessments, fees and charges, requiring that such assessments be limited to the special benefit conferred and prohibiting their use for general governmental services.

Proposition 218 also allows voters to use their initiative power to reduce or repeal previously-authorized taxes, assessments, fees and charges.

      California is the most populous state in the nation with a total population at the 1990 Census of 29,976,000. Growth has been incessant since World War II, with population gains in each decade since 1950 of between 18% and 49%. During the last decade, population rose 20%. The State now comprises 12.3% of the nation's population and 12.9% of its total personal income. Its economy is broad and diversified with major concentrations in high technology research and manufacturing, aerospace and defense-related manufacturing, trade, real estate, and financial services. After experiencing strong growth throughout much of the 1980s, the State was adversely affected by both the national recession and the cutbacks in aerospace and defense spending. Although California is still experiencing some of the effects of the recession and its unemployment is above the national average, the gap is narrowing and is projected to close to within 1% of the national average in 1997. California's economic recovery from the recession is continuing at a strong pace. Recent economic reports indicate that, while the rate of economic growth in California is expected to moderate over the next three years, the increases in employment and income will likely exceed those of the nation as a whole by a significant margin.


      California's economic difficulties exacerbated a structural budget imbalance which had been evident since fiscal year 1985-86. Many of the State's budget problems were attributed to a great population increase which increased demand for educational and social services at a pace far greater than growth in revenues. To combat its budget problems, the State has cut non-mandatory spending and aggressively sought assistance from the federal government.


      In July 1996, the Governor signed into law a $62.8 billion budget which, among other things, significantly increases education spending from the previous fiscal year, reduces taxes for corporations and banks and provides for a balanced budget at the close of the fiscal year. At the same time, the budget continues several funding reductions made in past years, mostly to health and welfare programs. The Governor's proposed budget for fiscal year 1997-98, as revised in May, 1997, indicates total spending of $68.2 billion and anticipates a $580 million reserve for economic uncertainties. The Governor's proposed budget was revised in May, 1997, to include an unanticipated flow of $2.2 billion in new revenues. As in past years, the State's budget assumes savings which depend on future federal actions, both to fund programs relating to MediCal and incarceration costs associated with undocumented immigrants and to relieve the State from federally mandated spending, which may not occur. Accordingly, the anticipated reserves may be reduced unless the economy outperforms expectations or spending falls below planned levels.


      Although an improving economy and healthier tax revenues are anticipated, the political environment and voter initiatives may constrain the State's financial flexibility. For example, according to the Legislative Analyst's Office, the passage of Proposition 184 in the November 1994 election, which imposes mandatory, lengthy prison sentences on individuals convicted of three felonies, is expected to increase prison operating costs by $3 billion annually and increase prison construction costs by $20 billion.

      With the apparent recovery in California's economy, revenue growth over the next few years could recommence at levels that would enable California to restore fiscal stability. The political environment, however, combined with pressures on the State's financial flexibility, may frustrate its ability to reach this goal. Strong interests in long-established state programs ranging from low-cost public higher education access to welfare and health benefits join with the more recently emerging pressures for expanded prison construction and heightened awareness and concern over the State's business climate.


      Because of the State of California's continuing budget problems, the State's General Obligation bonds were downgraded in July 1994 to A1 from Aa by Moody's, to A from A+ by Standard & Poor's, and to A from AA by Fitch. All three rating agencies expressed uncertainty in the State's ability to balance the budget by 1996. However, in 1996, citing California's improving economy and budget situation, both Fitch and Standard & Poor's raised their ratings from A to A+.

      On December 6, 1994, Orange County became the largest municipality in the United States to file for protection under the federal bankruptcy laws. The filing stemmed from approximately $1.7 billion in losses suffered by the
County's investment pool due to investments in high risk "derivative" securities. In September 1995, the state legislature approved legislation permitting Orange County to use for bankruptcy recovery $820 million over 20 years in sales taxes previously earmarked for highways, transit and development. In June 1996 the County completed a $880 million bond offering secured by real property owned by the County. On June 12, 1996, the County emerged from bankruptcy protection. On January 7, 1997, Orange County returned to the municipal bond market with a $136 million bond issue maturing in 13 years at an insured yield of 7.23%.

      Los Angeles County, the nation's largest county, is also experiencing financial difficulty. In August 1995, the credit rating of the county's long-term bonds was downgraded for the third time since 1992 as a result of, among other things, severe operating deficits for the county's health care system. Also, the county has not yet recovered from the ongoing loss of revenue caused by state property tax shift initiatives in 1993 through 1995. In April 1997, the Los Angeles County Board of Supervisors gave preliminary approval to an approximately $12 billion 1997-98 proposed budget containing measures to eliminate a $157 million deficit. The county's budgetary difficulties have continued with their effect on the 1997-98 budget still uncertain.

      Certain tax-exempt securities in which the Funds may invest may be obligations payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law that could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be subject to state laws, and California laws limit the remedies of a creditor secured by a mortgage or deed of trust on real property.

                             PORTFOLIO TRANSACTIONS

The Manager, pursuant to the Advisory Agreement dated July 20, 1990, and subject to the general control of the Company's Board of Directors, places all orders for the purchase and sale of Fund securities. Purchases of Fund securities are made either directly from the issuer or from dealers who deal in tax-exempt securities. The Manager may sell Fund securities prior to maturity if circumstances warrant and if it believes such disposition is advisable. In connection with portfolio transactions for the Company, the Manager seeks to obtain the best available net price and most favorable execution for its orders. The Manager has no agreement or commitment to place transactions with any broker-dealer and no regular formula is used to allocate orders to any broker-dealer. However, the Manager may place security orders with brokers or dealers who furnish research or other services to the Manager as long as there is no sacrifice in obtaining the best overall terms available. Payment for such services would be generated only through purchase of new issue fixed income securities.

      Such research and other services may include, for example: advice concerning the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. The Manager continuously reviews the performance of the broker-dealers with whom it places orders for transactions. The receipt of research from broker-dealers that execute transactions on behalf of the Company may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager), and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Company. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Company. Such research and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research. See THE COMPANY'S MANAGER.

      On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Company, as well as the Manager's other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Company with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Company. In some instances, this procedure may impact the price and size of the position obtainable for the Company.

      The tax-exempt security market is typically a "dealer" market in which investment dealers buy and sell bonds for their own accounts, rather than for customers, and although the price may reflect a dealer's mark-up or mark-down, the Company pays no brokerage commissions as such. In addition, some securities may be purchased directly from issuers.

PORTFOLIO TURNOVER RATES

The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year.

      The rate of portfolio turnover will not be a limiting factor when the Manager deems changes in the California Bond Fund's portfolio appropriate in view of its investment objective. For example, securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality may be purchased at approximately the same time in order to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of tax-exempt securities.

      For the last two fiscal years the California Bond Fund's portfolio turnover rates were as follows:


                 1996 . . . . . 23.09%             1997 . . . . 23.72%


Portfolio turnover rates have been calculated excluding short-term variable rate securities, which are those with put date intervals of less than one year.

                          FURTHER DESCRIPTION OF SHARES

The Company is authorized to issue shares in separate portfolios. Ten such portfolios have been established, two of which are described in this SAI. Under the Articles of Incorporation, the Board of Directors is authorized to create new portfolios in addition to those already existing without shareholder approval. The Company began offering shares of the California Bond and the California Money Market Funds in August 1989.


      Each Fund's assets and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Company not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds' relative net assets during the fiscal year or in such other manner as the Board determines to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board.


      On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset values of the Funds' shares. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter which does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Company's Board of Directors, and the holders of less than 50% of the shares voting for the election of Directors will not be able to elect any person as a Director.

      Shareholders of a particular Fund might have the power to elect all of the Directors of the Company because that Fund has a majority of the total outstanding shares of the Company. When issued, each Fund's shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.

                    CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

TAXATION OF THE FUNDS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, each Fund will not be liable for federal income taxes on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that are distributed to shareholders, provided that each Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

      To qualify as a regulated investment company, a Fund must, among other things, (1) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (the 90% test); (2) derive in each taxable year less than 30% of its gross income from the sale or other disposition of stock or securities held less than three months (the 30% test), and (3) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year. Furthermore, to pay tax-exempt interest income dividends, at least 50% of the value of each Fund's total assets at the close of each quarter of its taxable year must consist of obligations the interest of which is exempt from federal income tax. Each Fund intends to satisfy this requirement.

      The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for the calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31, and (3) any prior amounts not distributed. Each Fund intends to make such distributions as are necessary to avoid imposition of this excise tax.

      For federal income tax purposes, debt securities purchased by the Funds may be treated as having original issue discount. Original issue discount represents interest income for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as earned by the Funds, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. However, original issue discount with respect to tax-exempt obligations generally will be excluded from the Funds' taxable income, although such discount will be included in gross income for purposes of the 90% test and the 30% test described previously. Original issue discount with respect to tax-exempt securities is accrued and added to the adjusted tax basis of such securities for purposes of determining gain or loss upon sale or at maturity. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. An investment in a stripped bond or stripped coupon will result in original issue discount.

      Debt securities may be purchased by the Funds at a market discount. Market discount occurs when a security is purchased at a price less than the original issue price adjusted for accrued original issue discount, if any. The Funds intend to defer recognition of accrued market discount until maturity or other disposition of the bond. For securities purchased at a market discount, the gain realized on disposition will be treated as taxable ordinary income to the extent it does not exceed accrued market discount on the bond.

      The Funds may also purchase debt securities at a premium, i.e., at a purchase price in excess of face amount. With respect to tax-exempt securities, the premium must be amortized to the maturity date but no deduction is allowed for the premium amortization. The amortized bond premium will reduce the Funds' adjusted tax basis in the securities. For taxable securities, the premium may be amortized if the Funds so elect. The amortized premium on taxable securities is first offset against interest received on the securities and then allowed as a deduction, and, for securities issued after September 27, 1985, must be amortized under an economic accrual method.

TAXATION OF THE SHAREHOLDERS

Taxable distributions are generally included in a shareholder's gross income for the taxable year in which they are received. Dividends declared in October, November, or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if a Fund pays the dividend during the following January. It is expected that none of the Funds' distributions will qualify for the corporate dividends-received deduction.

      To the extent that a Fund's dividends distributed to shareholders are derived from interest income exempt from federal income tax and are designated as "exempt-interest dividends" by a Fund, they will be excludable from a shareholder's gross income for federal income tax purposes. Shareholders who are recipients of Social Security benefits should be aware that exempt-interest dividends received from a Fund are includible in their "modified adjusted gross income" for purposes of determining the amount of such Social Security benefits, if any, that are required to be included in their gross income.

      All distributions of investment income during the year will have the same percentage designated as tax-exempt. This method is called the "average annual method." Since the Funds invest primarily in tax-exempt securities, the percentage will be substantially the same as the amount actually earned during any particular distribution period.

      A shareholder of the California Bond Fund should be aware that a redemption of shares (including any exchange into another USAA Fund) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder receives an exempt-interest dividend with respect to any share and such share has been held for six months or less, any loss on the redemption or exchange will be disallowed to the extent of such exempt-interest dividend. Similarly, if a shareholder of the Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss.

      The Funds may invest in private activity bonds. Interest on certain private activity bonds issued after August 7, 1986, is an item of tax preference for purposes of the Federal Alternative Minimum Tax (AMT), although the interest continues to be excludable from gross income for other purposes. AMT is a supplemental tax designed to ensure that taxpayers pay at least a minimum amount of tax on their income, even if they make substantial use of certain tax deductions and exclusions (referred to as tax preference items). Interest from private activity bonds is one of the tax preference items that is added to income from other sources for the purposes of determining whether a taxpayer is subject to the AMT and the amount of any tax to be paid. For corporate investors, alternative minimum taxable income is increased by 75% of the amount by which adjusted current earnings (ACE) exceeds alternative minimum taxable income before the ACE adjustment. For corporate taxpayers, all tax-exempt interest is considered in calculating the AMT as part of the ACE.

Prospective investors should consult their own tax advisers with respect to the possible application of the AMT to their tax situation.

      Opinions relating to the validity of tax-exempt securities and the exemption of interest thereon from federal income tax are rendered by recognized bond counsel to the issuers. Neither the Manager's nor the Funds' counsel makes any review of the basis of such opinions.

                               CALIFORNIA TAXATION

The State of California has adopted legislation incorporating the federal provisions relating to regulated investment companies. Thus, to the extent the Funds distribute their income, they will be exempt from the California franchise and corporate income taxes as regulated investment companies under Section 24870 of the California Revenue and Taxation Code.

      In the year in which a Fund qualifies as a regulated investment company under the Code and is exempt from federal income tax, (1) the Fund will also be exempt from the California corporate income and franchise taxes to the extent it distributes its income and (2), provided 50% or more of the value of the total assets of the Fund at the close of each quarter of its taxable year consists of obligations, the interest on which (when held by an individual) is exempt from personal income taxation under California law, the Fund will be qualified under California law to distribute dividends ("California exempt-interest dividends") which will be exempt from the California personal income tax. The Funds intend to qualify under the above requirement so that they can distribute California exempt-interest dividends. If the Funds fail to so qualify, no part of their dividends will be exempt from the California personal income tax.


      The portion of dividends constituting California exempt-interest dividends is that portion derived from interest on obligations issued by California and its municipalities and localities, (as well as certain territories and possessions of the United States such as Puerto Rico, the Virgin Islands, and
Guam), the interest on which (when held by an individual) is excludable from California personal income under California law. Distributions from the Funds that are attributable to sources other than those described in the preceding sentence generally will be taxable to such shareholders as ordinary income. In addition, distributions other than exempt-interest dividends to such shareholders are includable in income that may be subject to the California alternative minimum tax. The total amount of California exempt-interest dividends paid by each Fund to all of its shareholders with respect to any taxable year cannot exceed the amount of interest received by each Fund during such year on California municipal obligations less any expenses and expenditures. California exempt-interest dividends are excludable from income for California personal income tax purposes only. Any dividends paid to shareholders subject to the California franchise tax will be taxed as ordinary dividends to such shareholders notwithstanding that all or a portion of such dividends are exempt from the California personal income tax.


      To the extent any portion of the dividends distributed to the shareholders by the Funds are derived from taxable interest for California purposes or net short-term capital gains, such portion will be taxable to the shareholders as ordinary income. The character of long-term capital gains realized and distributed by the California Bond Fund will flow through to its shareholders regardless of how long the shareholders have held their shares. If a shareholder of the Funds received any California exempt-interest dividends on shares thereafter sold within six months of acquisition, then any realized loss, to the extent of the amount of exempt- interest dividends received prior to such sale, will be disallowed. Interest on indebtedness incurred by shareholders to purchase or carry shares of the Funds' will not be deductible for California personal income tax purposes. Any loss realized upon the redemption of shares within 30 days before or after the acquisition of other shares of the same series may be disallowed under the "wash sale" rules.

      The foregoing is only a summary of some of the important California personal income tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the California personal income tax treatment of the Funds or their shareholders, and this discussion is not intended as a substitute for careful planning. Accordingly, potential investors in the Funds should consult their tax advisers with respect to the application of California taxes to the receipt of the Funds' dividends and as to their own California tax situation.

                      DIRECTORS AND OFFICERS OF THE COMPANY

The Board of Directors of the Company consists of seven Directors. Set forth below are the Directors and officers of the Company, and their respective offices and principal occupations during the last five years. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Rd., San Antonio, TX 78288.


Robert G. Davis 1, 2
Director and Chairman of the Board of Directors
Age: 50

President, Chief Executive Officer, Director and Vice Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); Director, Chairman, President, and Chief Executive Officer, USAA Financial Planning Network, Inc. (1/97-present); Director, Vice Chairman, Executive Vice President, and Chief Operating Officer, USAA Financial Planning Network, Inc. (9/96-1/97); Special Assistant to Chairman, United Services Automobile Association (USAA) (6/96-12/96); President and Chief Executive Officer, Banc One Credit Corporation (12/95-6/96); and President and Chief Executive Officer, Banc One Columbus, (8/91-12/95). Mr. Davis also serves as a Trustee and Chairman of the Board of Trustees of USAA Investment Trust and USAA State Tax-Free Trust and as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Mutual Fund, Inc., USAA Shareholder Account Services, USAA Federal Savings Bank and USAA Real Estate Company.

Michael J.C. Roth 1, 2
Director, President and Vice Chairman of the Board of Directors
Age: 55

Chief Executive Officer, IMCO (10/93-present); President, Director and Vice Chairman of the Board of Directors, IMCO (1/90-present). Mr. Roth serves as President, Trustee and Vice Chairman of the Boards of Trustees of USAA Investment Trust and USAA State Tax-Free Trust, as President, Director and Vice Chairman of the Boards of Directors of USAA Mutual Fund, Inc. and USAA Shareholder Account Services, as Director of USAA Life Insurance Company and as Trustee and Vice Chairman of USAA Life Investment Trust.

John W. Saunders, Jr. 1, 2, 4
Director and Vice President
Age: 62

Senior Vice President, Fixed Income Investments, IMCO (10/85-present). Mr. Saunders serves as Trustee and Vice President of USAA Investment Trust and USAA State Tax-Free Trust, as a Director of IMCO, Director and Vice President of USAA Mutual Fund, Inc., as Senior Vice President of USAA Shareholder Account Services, and as Vice President of USAA Life Investment Trust.

Barbara B. Dreeben 3, 4, 5
200 Patterson #1008
San Antonio, TX  78209
Director
Age: 52

President, Postal Addvantage (7/92-present); Consultant, Nancy Harkins Stationer (8/91-12/95). Mrs. Dreeben serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Mutual Fund, Inc.

Howard L. Freeman, Jr. 2, 3, 4, 5
2710 Hopeton
San Antonio, TX  78230
Director
Age: 62

Retired. Assistant General Manager for Finance, San Antonio City Public Service Board (1976-1996). Mr. Freeman serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Mutual Fund, Inc.

Robert L. Mason, Ph.D. 3, 4, 5
12823 Queens Forest
San Antonio, TX  78230
Director
Age: 51

Manager,    Statistical   Analysis   Section,   Southwest   Research   Institute
(8/75-present). Dr. Mason serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Mutual Fund, Inc.

Richard A. Zucker 3, 4, 5
407 Arch Bluff
San Antonio, TX  78216
Director
Age: 54

Vice President, Beldon Roofing and Remodeling (1985-present). Mr. Zucker serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Mutual Fund, Inc.

Michael D. Wagner 1
Secretary
Age: 49

Vice President, Corporate Counsel, USAA (1982-present). Mr. Wagner has held various positions in the legal department of USAA since 1970 and serves as Vice President, Secretary and Counsel, IMCO and USAA Shareholder Account Services, Secretary, USAA Investment Trust, USAA Mutual Fund, Inc., and USAA State Tax-Free Trust; and as Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

Alex M. Ciccone 1
Assistant Secretary
Age: 47

Vice President, Compliance, IMCO (12/94-present); Vice President and Chief Operating Officer, Commonwealth Shareholder Services (6/94-11/94); and Vice President, Compliance, IMCO (12/91-5/94). Mr. Ciccone serves as Assistant Secretary of USAA Investment Trust, USAA State Tax-Free Trust, and USAA Mutual Fund, Inc.

Sherron A. Kirk 1
Treasurer
Age: 52

Vice President, Controller, IMCO (10/92-present); Vice President, Corporate Financial Analysis, USAA (9/92- 10/92); Assistant Vice President, Financial Plans and Support, USAA (8/91-9/92). Mrs. Kirk serves as Treasurer of USAA Investment Trust, USAA State Tax-Free Trust, and USAA Mutual Fund, Inc., and as Vice President, Controller of USAA Shareholder Account Services.

Dean R. Pantzar 1
Assistant Treasurer
Age: 38

Executive Director, Mutual Fund Accounting, IMCO (10/95-present); Director, Mutual Fund Accounting, IMCO (12/94-10/95); Senior Manager, KPMG Peat Marwick LLP (7/88-12/94). Mr. Pantzar serves as Assistant Treasurer of USAA Mutual Fund, Inc., USAA State Tax-Free Trust, and USAA Investment Trust.


-----------------
 1 Indicates those Directors and officers who are employees of the Manager or affiliated companies and are considered "interested persons" under the 1940 Act.
 2 Member of Executive Committee
 3 Member of Audit Committee
 4 Member of Pricing and Investment Committee
 5 Member of Corporate Governance Committee

   Between the meetings of the Board of Directors and while the Board is not in session, the Executive Committee of the Board of Directors has all the powers and may exercise all the duties of the Board of Directors in the management of the business of the Company which may be delegated to it by the Board. The Pricing and Investment Committee of the Board of Directors acts upon various investment-related issues and other matters which have been delegated to it by the Board. The Audit Committee of the Board of Directors reviews the financial statements and the auditor's reports and undertakes certain studies and analyses as directed by the Board. The Corporate Governance Committee of the Board of Directors maintains oversight of the organization, performance, and effectiveness of the Board and Independent Directors.


   In addition to the previously listed Directors and/or officers of the Company who also serve as Directors and/or officers of the Manager, the following individuals are Directors and/or executive officers of the Manager: Harry W. Miller, Senior Vice President, Investments (Equity); Carl W. Shirley, Senior Vice President, Insurance Company Portfolios; and John J. Dallahan, Senior Vice President, Investment Services. There are no family relationships among the Directors, officers and managerial level employees of the Company or its Manager.

   The following table sets forth information describing the compensation of the current Directors of the Company for their services as Directors for the fiscal year ended March 31, 1997.

 Name                               Aggregate              Total Compensation
   of                              Compensation               from the USAA
Director                          from the Company          Family of Funds (b)
-------                          ------------------       ---------------------
George E. Brown *                      $6,824                     $25,600
Robert G. Davis                        None (a)                   None (a)
Barbara B. Dreeben                     9,787                      36,600
Howard L. Freeman, Jr.                 9,787                      36,600
Robert L. Mason*                       2,963                      11,000
Michael J.C. Roth                      None (a)                   None (a)
John W. Saunders, Jr.                  None (a)                   None (a)
Richard A. Zucker                       9,787                      36,600
----------------
* Effective January 1, 1997, Robert L. Mason replaced George E. Brown as a Director on the Board of Directors. Mr. Brown retired on December 31, 1996.

(a) Robert G. Davis, Michael J.C. Roth, and John W. Saunders, Jr. are affiliated with the Company's investment adviser, IMCO, and, accordingly, receive no remuneration from the Company or any other Fund of the USAA Family of Funds.

(b) At March 31, 1997, the USAA Family of Funds consisted of four registered investment companies offering 33 individual funds. Each Director presently serves as a Trustee or Director of each investment company in the USAA Family of Funds. In addition, Michael J.C. Roth presently serves as a Trustee of USAA Life Investment Trust, a registered investment company advised by IMCO, consisting of seven funds offered to investors in a fixed and variable annuity contract with USAA Life Insurance Company. Mr. Roth receives no compensation as Trustee of USAA Life Investment Trust.

      All of the above Directors are also Trustees/Directors of the other funds for which IMCO serves as investment adviser. No compensation is paid by any fund to any Trustee/Director who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Company reimburses certain expenses of the Directors who are not affiliated with the investment adviser. As of June 30, 1997, the officers and Directors of the Company and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Company.

      The following table identifies all persons, who as of June 30, 1997, held of record or owned beneficially 5% or more of either Fund's shares.

                                Name and address
   Title of Class             of beneficial owner             Percent of class
 -------------------         ------------------------         ---------------
  California Money           Idanta Partners Ltd.                   8.2%
    Market Fund              4660 La Jolla Village Dr.
                             San Diego, CA  92122-4606



                              THE COMPANY'S MANAGER

As described in the Prospectus, USAA Investment Management Company is the Manager and investment adviser, providing services under the Advisory Agreement. The Manager, organized in May 1970, has served as investment adviser and underwriter for USAA Tax Exempt Fund, Inc. from its inception.


      In addition to managing the Company's assets, the Manager advises and manages the investments for USAA and its affiliated companies as well as those of USAA Mutual Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust. As of the date of this SAI, total assets under management by the Manager were approximately $35 billion, of which approximately $20 billion were in mutual fund portfolios.

ADVISORY AGREEMENT

Under the Advisory Agreement, the Manager provides an investment program, carries out the investment policy and manages the portfolio assets for each Fund. The Manager is authorized, subject to the control of the Board of Directors of the Company, to determine the selection, amount and time to buy or sell securities for each Fund. In addition to providing investment services, the Manager pays for office space, facilities, business equipment and accounting services (in addition to those provided by the Custodian) for the Company. The Manager compensates all personnel, officers and Directors of the Company if such persons are also employees of the Manager or its affiliates. For these services under the Advisory Agreement, the Company has agreed to pay the Manager a fee computed as described under MANAGEMENT OF THE COMPANY in the Prospectus. Management fees are computed and accrued daily and payable monthly.

      Except for the services and facilities provided by the Manager, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any), brokerage commissions on portfolio transactions (if any), expenses of issuance and redemption of shares, charges of transfer agents, custodians and dividend disbursing agents, costs of preparing and distributing proxy material, costs of printing and engraving stock certificates, auditing and legal expenses, certain expenses of registering and qualifying shares for sale, fees of Directors who are not interested persons (not affiliated) of the Manager, costs of typesetting, printing and mailing the Prospectus, SAI and periodic reports to existing shareholders, and any other charges or fees not specifically enumerated. The Manager pays the cost of printing and mailing copies of the Prospectus, the SAI, and reports to prospective shareholders.


      The Advisory Agreement will remain in effect until June 30, 1998, for each Fund and will continue in effect from year to year thereafter for each Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Directors (on behalf of such Fund) including a majority of the Directors who are not interested persons of the Manager or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Company or the Manager on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined in the 1940 Act).


      From time to time the Manager may, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. Any such waiver or reimbursement may be terminated by the Manager at any time without prior notice to shareholders.

      For the last three fiscal years, the Company paid the Manager the following fees:


                                           1995            1996         1997
                                           ----            ----         ----
      California Bond Fund             $ 1,192,329    $  1,281,538   $1,366,876
      California Money Market Fund     $   823,095    $    890,228   $1,004,583


UNDERWRITER

The Company has an agreement with the Manager for exclusive underwriting and distribution of the Funds' shares on a continuing best efforts basis. This agreement provides that the Manager will receive no fee or other compensation for such distribution services.

TRANSFER AGENT

The Transfer Agent performs transfer agent services for the Company under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends and production of reports with respect to account activity for shareholders and the Company. For its services under the Transfer Agency Agreement, each Fund pays the Transfer Agent an annual fixed fee of $26.00 per account. This fee is subject to change at any time.

      The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. In addition, the Funds pay all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Company.

                               GENERAL INFORMATION

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 1713, Boston, MA 02105, is the Company's Custodian. The Custodian is responsible for, among other things, safeguarding and controlling the Company's cash and securities, handling the receipt and delivery of securities and collecting interest on the Company's investments.

COUNSEL

Goodwin, Procter & Hoar LLP, Exchange Place, Boston, MA 02109, will review certain legal matters for the Company in connection with the shares offered by the Prospectus.

INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, 112 East Pecan, Suite 2400, San Antonio, TX 78205, is the Company's independent auditor. In this capacity, the firm is responsible for auditing the annual financial statements of the Funds and reporting thereon.

FINANCIAL STATEMENTS


The financial statements of the Funds and the Independent Auditors' Report thereon for the fiscal year ended March 31, 1997, are included in the Annual Report to Shareholders of that date and are incorporated herein by reference. The Manager will deliver a copy of the Annual Report free of charge with each SAI requested.


                         CALCULATION OF PERFORMANCE DATA

Information regarding total return and yield of each Fund is provided under PERFORMANCE INFORMATION in the Prospectus. See VALUATION OF SECURITIES herein for a discussion of the manner in which each Fund's price per share is calculated.

TOTAL RETURN

The California Bond Fund may advertise performance in terms of average annual total return for 1-, 5-, and 10-year periods, or for such lesser period as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)N = ERV

    Where:      P  =  a hypothetical initial payment of $1,000
                T  =  average annual total return
                n  =  number of years
             ERV   =  ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the year or period

         The  calculation  assumes  all charges  are  deducted  from the initial
$1,000 payment and assumes all dividends and distributions by such Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.


         The date of commencement of operations for the California Bond Fund was August 1, 1989. The Fund's average annual total returns for the periods ended March 31, 1997 were:

  1 year.  . .  6.60%   5 years  . . .  7.06%    Since inception  . . .  7.32%


YIELD

The California Bond Fund may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

          YIELD = 2 left [ left ({a-b} over cd + 1 right)^6 - 1 right]


Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
              d  =  the maximum offering price per share on the last day of the period

      For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation in the Fund's portfolio and all recurring charges are recognized.


      The Fund's 30-day yield for the period ended March 31, 1997 was 5.49%.


YIELD - CALIFORNIA MONEY MARKET FUND


When the California Money Market Fund quotes a current annualized yield, it is based on a specified recent seven-calendar-day period. It is computed by (1) determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base return, then (3) multiplying the base period return by 52.14 (365/7). The resulting yield figure is carried to the nearest hundredth of one percent.


      The calculation includes (1) the value of additional shares purchased with dividends on the original share, and dividends declared on both the original share and any such additional shares, and (2) any fees charged to all shareholder accounts, in proportion to the length of the base period and the Fund's average account size.

      The capital changes excluded from the calculation are realized capital gains and losses from the sale of securities and unrealized appreciation and depreciation. The Fund's effective (compounded) yield will be computed by dividing the seven-day annualized yield as defined above by 365, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

      Current and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.


                Yield for 7-day Period Ended 3/31/97 . . . 3.11%
           Effective Yield for 7-day Period Ended 3/31/97 . . . 3.16%


TAX EQUIVALENT YIELD

A tax-exempt mutual fund may provide more "take-home" income than a fully taxable mutual fund after paying taxes. Calculating a "tax equivalent yield" means converting a tax-exempt yield to a pretax equivalent so that a meaningful comparison can be made between a tax-exempt municipal fund and a fully taxable fund. The California Money Market Fund may advertise performance in terms of a tax equivalent yield based on the 7-day yield or effective yield and the California Bond Fund may advertise performance in terms of a 30-day tax equivalent yield.

      To calculate a tax equivalent yield, the California investor must know his Effective Marginal Tax Rate or EMTR. Assuming an investor can fully itemize deductions on his or her federal tax return, the EMTR is the sum of the federal marginal tax rate and the state marginal tax rate adjusted to reflect the deductibility of state taxes from federal taxable income. The formula for computing the EMTR to compare with fully taxable securities subject to both federal and state taxes is:

               EMTR = Federal Marginal Tax Rate + [State Marginal
                   Tax Rate x (1-Federal Marginal Tax Rate)]


      The tax equivalent yield is then computed by dividing the tax-exempt yield of a fund by the complement of the EMTR. The complement, for example, of an EMTR of 41.9% is 58.1%, that is (1.00-0.419=0.581).


    Tax Equivalent Yield = Tax Exempt Yield / (1-Effective Marginal Tax Rate)


      Using a federal marginal tax rate of 36% and state marginal tax rate of 9.30%, resulting in an EMTR of 41.95%, the tax equivalent yields for the California Bond and California Money Market Funds for the period ended March 31, 1997 were 9.46% and 5.36%, respectively.


              APPENDIX A - TAX-EXEMPT SECURITIES AND THEIR RATINGS

TAX-EXEMPT SECURITIES

Tax-exempt securities generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets, and water and sewer works. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

      The two principal classifications of tax-exempt securities are "general obligations" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Funds may also invest in tax-exempt private activity bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. There are, of course, many variations in the terms of, and the security underlying tax-exempt securities. Short-term obligations issued by states, cities, municipalities or municipal agencies, include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes and Short-Term Discount Notes.

      The yields of tax-exempt securities depend on, among other things, general money market conditions, conditions of the tax-exempt bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Group (S&P), Fitch Investors Service, Inc. (Fitch), Duff & Phelps Inc., Thompson BankWatch, Inc., and IBCA Inc. represent their opinions of the quality of the securities rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon and rating may have different yields, while securities of the same maturity and coupon but with different ratings may have the same yield. It will be the responsibility of the Manager to appraise independently the fundamental quality of the tax-exempt securities included in a Fund's portfolio.

RATINGS

EXCERPTS FROM MOODY'S BOND (TAX-EXEMPT SECURITIES) RATINGS:

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


NOTE: THOSE BONDS IN THE AA, A, AND BAA GROUPS WHICH MOODY'S BELIEVES POSSESS THE STRONGEST INVESTMENT ATTRIBUTES ARE DESIGNATED BY THE SYMBOLS AA1, A1, AND BAA1.

EXCERPTS OF MOODY'S RATINGS OF SHORT-TERM LOANS (STATE AND TAX-EXEMPT NOTES):

Moody's ratings for state and tax-exempt notes and other short-term obligations are designated Moody's Investment Grade (MIG). Symbols used will be as follows:

MIG-1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

MIG-2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

EXCERPTS OF MOODY'S RATING OF COMMERCIAL PAPER:


Prime-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:


          o  Leading market positions in well-established industries.
          o  High rates of return on funds employed.
          o Conservative capitalization structures with moderate reliance on debt and ample asset protection.
          o Broad margins in earning coverage of fixed financial charges and high internal cash generation.
          o Well-established access to a range of financial markets and assured sources of alternate liquidity.


Prime-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


EXCERPTS FROM S&P'S BOND RATINGS:

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

PLUS (+) OR MINUS (-): THE RATINGS FROM AA TO BBB MAY BE MODIFIED BY THE ADDITION OF A PLUS OR MINUS SIGN TO SHOW RELATIVE STANDING WITHIN THE MAJOR RATING CATEGORIES.

EXCERPTS OF S&P'S RATINGS OF TAX-EXEMPT NOTES:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

EXCERPTS OF S&P'S RATING OF COMMERCIAL PAPER:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

EXCERPTS OF FITCH'S RATINGS OF BONDS:

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A         Bonds  considered to be investment  grade and of high credit  quality.
          The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.


PLUS (+) AND MINUS (-): PLUS AND MINUS SIGNS ARE USED WITH A RATING SYMBOL TO INDICATE THE RELATIVE POSITION OF A CREDIT WITHIN THE RATING CATEGORY. PLUS AND MINUS SIGNS, HOWEVER, ARE NOT USED IN THE AAA CATEGORY.

EXCERPTS OF FITCH'S RATINGS TO COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT AND TAX-EXEMPT NOTES:

F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.


F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


EXCERPTS FROM DUFF & PHELPS LONG-TERM RATING SCALE:

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

EXCERPTS FROM DUFF & PHELPS COMMERCIAL PAPER RATING SCALE:


D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.


THOMPSON BANKWATCH, INC.

TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.


TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.


IBCA INC.

A1        Obligations  supported by the highest  capacity for timely  repayment.
          Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.


A2 Obligations supported by a satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

A3        Obligations  supported by an adequate  capacity for timely  repayment.
          Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.


C Obligations for which there is a high risk of default or which are currently in default.

                APPENDIX B - COMPARISON OF PORTFOLIO PERFORMANCE

Occasionally, we may make comparisons in advertising and sales literature between the Funds contained in this SAI and other Funds in the USAA Family of Funds. These comparisons may include such topics as risk and reward, investment objectives, investment strategies, and performance.

      Fund performance also may be compared to the performance of broad groups of mutual funds with similar investment goals or unmanaged indexes of comparable securities. Evaluations of Fund performance made by independent sources may be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. The Fund or its performance may also be compared to products and services not constituting securities subject to registration under the Securities Act of 1933 such as, but not limited to, certificates of deposit and money market accounts. Sources for performance information and articles about the Fund may include the following:

AAII JOURNAL, a monthly association magazine for members of the American Association of Individual Investors.

ARIZONA REPUBLIC, a newspaper which may cover financial and investment news.

AUSTIN AMERICAN-STATESMAN, a newspaper which may cover financial news.

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

THE BOND BUYER, a daily newspaper which covers bond market news.

BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds.

CHICAGO TRIBUNE, a newspaper which may cover financial news.

CONSUMER REPORTS, a monthly magazine which from time to time reports on companies in the mutual fund industry.

DALLAS MORNING NEWS, a newspaper which may cover financial news.

DENVER POST, a newspaper which may quote financial news.

FINANCIAL PLANNING, a monthly magazine that periodically features companies in the mutual fund industry.

FINANCIAL SERVICES WEEK, a weekly newspaper which covers financial news.

FINANCIAL WORLD, a monthly magazine which may periodically review mutual fund companies.

FORBES,  a  national  business   publication  that   periodically   reports  the
performance of companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

FUND ACTION, a mutual fund news report.

HOUSTON CHRONICLE, a newspaper which may cover financial news.

HOUSTON POST, a newspaper which may cover financial news.

IBC/DONOGHUE'S MONEYLETTER, a biweekly newsletter which covers financial news and from time to time rates specific mutual funds.

IBC'S MONEY MARKET INSIGHT, a monthly money market industry analysis prepared by IBC USA, Inc.

INCOME AND SAFETY, a monthly newsletter that rates mutual funds.

INVESTECH, a bimonthly investment newsletter.

INVESTMENT ADVISOR, a monthly publication directed primarily to the advisor community; includes ranking of mutual funds using a proprietary methodology.

INVESTMENT COMPANY INSTITUTE, a national association of the American investment company industry.

INVESTOR'S BUSINESS DAILY, a newspaper which covers financial news.

KIPLINGER'S PERSONAL FINANCE MAGAZINE, a monthly investment advisory publication that periodically features the performance of a variety of securities.

LIPPER ANALYTICAL SERVICES, INC.'S FIXED INCOME FUND PERFORMANCE ANALYSIS, a monthly publication of industry-wide mutual fund performance averages by type of fund.

LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, a weekly and quarterly publication of industry-wide mutual fund performance averages by type of fund.

LOS ANGELES TIMES, a newspaper which may cover financial news.

LOUIS RUKEYSER'S WALL STREET, a publication for investors.

MEDICAL ECONOMICS, a monthly magazine providing information to the medical profession.

MONEY, a monthly magazine that features the performance of both specific funds and the mutual fund industry as a whole.

MONEY FUND REPORT, a weekly publication of the Donoghue Organization, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically: (1) Taxable Money Fund Averages: "100% U.S. Treasury" and "First Tier" and (2) Tax-Free Money Fund Averages: "Stockbroker and General Purpose" and "State Specific Stockbroker and General Purpose."

MORNINGSTAR 5 STAR INVESTOR, a monthly newsletter which covers financial news and rates mutual funds produced by Morningstar, Inc. (a data service which tracks open-end mutual funds).

MUNI BOND FUND REPORT, a monthly newsletter which covers news on the municipal bond market and features performance data for municipal bond mutual funds.

MUNIWEEK, a weekly newspaper which covers news on the municipal bond market.

MUTUAL FUND FORECASTER, a monthly newsletter that ranks mutual funds.

MUTUAL FUND INVESTING, a newsletter covering mutual funds.

MUTUAL FUND PERFORMANCE REPORT, a monthly publication of industry-wide mutual fund averages produced by Morningstar, Inc.

MUTUAL FUNDS MAGAZINE, a monthly publication reporting on mutual fund investing.

MUTUAL FUND SOURCE BOOK, an annual publication produced by Morningstar, Inc. which describes and rates mutual funds.

MUTUAL  FUND  VALUES,   a  biweekly   guidebook  to  mutual  funds  produced  by
Morningstar, Inc.

NEWSWEEK, a national business weekly.

NEW YORK TIMES, a newspaper which may cover financial news.

NO LOAD FUND INVESTOR, a newsletter covering companies in the mutual fund industry.

PERSONAL INVESTOR, a monthly magazine which from time to time features mutual fund companies and the mutual fund industry.

SAN ANTONIO BUSINESS JOURNAL, a weekly newspaper that periodically covers mutual fund companies as well as financial news.

SAN ANTONIO EXPRESS-NEWS, a newspaper which may cover financial news.

SAN FRANCISCO CHRONICLE, a newspaper which may cover financial news.

SMART MONEY, a monthly magazine featuring news and articles on investing and mutual funds.

USA TODAY, a newspaper which may cover financial news.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper which covers financial news.

WASHINGTON POST, a newspaper which may cover financial news.

WEISENBERGER MUTUAL FUNDS INVESTMENT REPORT, a monthly newsletter that reports on both specific mutual fund companies and the mutual fund industry as a whole.

WORTH, a magazine which covers financial and investment subjects including mutual funds.

YOUR MONEY, a monthly magazine directed towards the novice investor.

      In addition to the sources above, performance of our Funds may also be tracked by Lipper Analytical Services, Inc. Each Fund will be compared to Lipper's appropriate fund category according to objective and portfolio holdings. The California Bond Fund will be compared to funds in Lipper's California tax-exempt bond funds category, and the California Money Market Fund to funds in Lipper's California short-term tax-exempt bond funds category.
Footnotes in advertisements and other sales literature will include the time period applicable for any rankings used.

      For comparative purposes, unmanaged indices of comparable securities or economic data may be cited. Examples include the following:

 - Shearson Lehman Hutton Bond Indices, indices of fixed-rate debt issues rated investment grade or higher which can be found in the BOND MARKET REPORT.

 - Bond Buyer Indices, indices of debt of varying maturities including revenue bonds, general obligation bonds, and U.S. Treasury bonds which can be found in MUNIWEEK and THE BOND BUYER.

      Other sources for total return and other performance data which may be used by the Fund or by those publications listed previously are Morningstar, Inc., Schabaker Investment Management, and Investment Company Data, Inc. These are services that collect and compile data on mutual fund companies.

                   APPENDIX C - TAXABLE EQUIVALENT YIELD TABLE

             COMBINED FEDERAL AND CALIFORNIA STATE INCOME TAX RATES


Assuming a Federal
Marginal Tax Rate of:           28%           31%           36%         39.6%
and a State Rate of:           8.0%          9.3%          9.3%          9.3%
The Effective Marginal
Tax Rate would be:      33.760% (a)   37.417% (b)   41.952% (c)   45.217% (d)

To Match a Double
Tax Free Yield of: A Fully Taxable Investment Would Have to Pay You:

      2.00%                  3.02%          3.20%          3.45%        3.65%
      3.00%                  4.53%          4.79%          5.17%        5.48%
      4.00%                  6.04%          6.39%          6.89%        7.30%
      5.00%                  7.55%          7.99%          8.61%        9.13%
      6.00%                  9.06%          9.59%         10.34%       10.95%
      7.00%                 10.57%         11.19%         12.06%       12.78%

(a)FEDERALRATE OF 28% + (CALIFORNIA  STATE RATE OF 8.0% x (1 - 28%))
(b)FEDERALRATE OF 31% + (CALIFORNIA  STATE RATE OF 9.3% x (1 - 31%))
(c)FEDERALRATE OF 36% + (CALIFORNIA  STATE RATE OF 9.3% x (1 - 36%))
(d)FEDERAL RATE OF 39.6% + (CALIFORNIA STATE RATE OF 9.3% x (1 - 39.6%))


THIS TABLE IS A HYPOTHETICAL ILLUSTRATION AND SHOULD NOT BE CONSIDERED AN INDICATION OF FUND PERFORMANCE OF ANY OF THE USAA FAMILY OF FUNDS.

THESE RATES WERE SELECTED AS EXEMPLARY RATES THAT WOULD BE RELEVANT TO MOST TAXPAYERS.

                       APPENDIX D - DOLLAR-COST AVERAGING

Dollar-cost averaging is a systematic investing method which can be used by investors as a disciplined technique for investing. A fixed amount of money is invested in a security (such as a stock or mutual fund) on a regular basis over a period of time, regardless of whether securities markets are moving up or down.

      This practice reduces average share costs to the investor who acquires more shares in periods of lower securities prices and fewer shares in periods of higher prices.

      While dollar-cost averaging does not assure a profit or protect against loss in declining markets, this investment strategy is an effective way to help calm the effect of fluctuations in the financial markets. Systematic investing involves continuous investment in securities regardless of fluctuating price levels of such securities. Investors should consider their financial ability to continue purchases through periods of low and high price levels.

      As the following chart illustrates, dollar-cost averaging tends to keep the overall cost of shares lower. This example is for illustration only, and different trends would result in different average costs.


                         HOW DOLLAR-COST AVERAGING WORKS

                      $100 Invested Regularly for 5 Periods

                                  Market Trend
               -----------------------------------------------------------------

                            Down                    Up              Mixed
               -----------------------------------------------------------------
               Share     Shares       Share       Shares      Share    Shares
Investment     Price     Purchased    Price       Purchased   Price    Purchased
               -------------------    ---------------------   ------------------
   $100           10       10           6          16.67        10      10
    100            9       11.1         7          14.29         9      11.1
    100            8       12.5         7          14.29         8      12.5
    100            8       12.5         9          11.1          9      11.1
    100            6       16.67       10          10           10      10
   ----           --       ----        --          ----        ---      ---
   $500        ***41       62.77    ***39          66.35     ***46      54.7
              *Avg. Cost:  $7.97       *Avg. Cost: $7.54   *Avg. Cost:  $9.14
                           -----                   -----                -----
          **Avg. Price:    $8.20      **Avg. Price:$7.80  **Avg Price:  $9.20
                           -----                   -----                -----


  * Average Cost is the total amount invested divided by number of shares purchased.

 ** Average Price is the sum of the prices paid divided by number of purchases. *** Cumulative total of share prices used to compute average prices.

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14356-0897

                                     Part B




                   Statement of Additional Information for the

                                New York Bond and
                           New York Money Market Funds

[USAA EAGLE LOGO]



     USAA                                            STATEMENT OF
     TAX EXEMPT                                      ADDITIONAL INFORMATION
     FUND, INC.                                      August 1, 1997



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                           USAA TAX EXEMPT FUND, INC.
                                 NEW YORK FUNDS


USAA TAX EXEMPT FUND, INC. (the Company) is a registered investment company offering shares of ten no-load mutual funds, two of which are described in this Statement of Additional Information (SAI): the New York Bond Fund and New York Money Market Fund (collectively, the Funds or the New York Funds). Each Fund is classified as diversified and has a common investment objective of providing New York investors with a high level of current interest income that is exempt from federal income taxes and New York State and New York City personal income taxes. The New York Money Market Fund has a further objective of preserving capital and maintaining liquidity.

You may obtain a free copy of a Prospectus for the New York Funds dated August 1, 1997, by writing to USAA Tax Exempt Fund, Inc., 9800 Fredericksburg Rd., San Antonio, TX 78288, or by calling toll free 1-800-531-8181. The Prospectus provides the basic information you should know before investing in the Funds. This SAI is not a Prospectus and contains information in addition to and more detailed than that set forth in the Prospectus. It is intended to provide you with additional information regarding the activities and operations of the Company and the Funds, and should be read in conjunction with the Prospectus.


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                                TABLE OF CONTENTS
       PAGE
           2   Valuation of Securities
           2   Additional Information Regarding Redemption of Shares
           3   Investment Plans
           4   Investment Policies
           5   Investment Restrictions
           6   Special Risk Considerations
          14   Portfolio Transactions
          15   Further Description of Shares
          15   Certain Federal Income Tax Considerations
          17   Directors and Officers of the Company
          20   The Company's Manager
          21   General Information
          21   Calculation of Performance Data
          23   Appendix A - Tax-Exempt Securities and Their Ratings
          26   Appendix B - Comparison of Portfolio Performance
          28   Appendix C - Taxable Equivalent Yield Tables
          30   Appendix D - Dollar-Cost Averaging

                             VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing best efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.


     A Fund's NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.


      The investments of the NEW YORK BOND FUND are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Repurchase agreements are valued at cost. Securities which cannot be valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors.

      The value of the NEW YORK MONEY MARKET FUND'S securities is stated at amortized cost which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive upon the sale of the instrument.

      The valuation of the New York Money Market Fund's portfolio instruments based upon their amortized cost is subject to the Fund's adherence to certain procedures and conditions. Consistent with regulatory requirements, the Manager will only purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Manager will invest only in securities that have been determined to present minimal credit risk and that satisfy the quality and diversification requirements of applicable rules and regulations of the Securities and Exchange Commission (SEC).

      The Board of Directors has established procedures designed to stabilize the New York Money Market Fund's price per share, as computed for the purpose of sales and redemptions, at $1.00. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $1.00 NAV per share. Such procedures include review of the Fund's holdings at such intervals as is deemed appropriate to determine whether the Fund's NAV calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Board of Directors will take such corrective action as it regards as necessary and appropriate. Such action may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing a NAV per share by using available market quotations.

              ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of a shareholder's investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund's portfolio. Requests for redemption which are subject to any special conditions, or which specify an effective date other than as provided herein, cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares, depending upon the price when redeemed.

      The Board of Directors may cause the redemption of an account with a balance of less than 50 shares provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time of the establishment of the account, (2) the total value of such shares has been reduced, for reasons other than market action, below $50 in the case of an account in the New York Money Market Fund or $500 in the case of an account in the New York Bond Fund, (3) the account has remained below the minimum level for six months, and (4) 60 days' prior written notice of the proposed redemption has been sent to the shareholder. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Directors. Prompt payment will be made by mail to the last known address of the shareholder.

      The Company reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Company normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Company's investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Company's shareholders.


      For the mutual protection of the investor and the Funds, the Company may require a signature guarantee. If required, EACH signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual's commanding officer.


REDEMPTION BY CHECK

Shareholders in the New York Money Market Fund may request that checks be issued for their account. Checks must be written in the amount of at least $250.

      Checks issued to shareholders of the Fund will be sent only to the person in whose name the account is registered and only to the address of record. The checks must be manually signed by the registered owner(s) exactly as the account is registered. For joint accounts the signature of either or both joint owners will be required on the check, according to the election made on the signature card. Dividends will continue to be earned by the shareholder until the shares are redeemed by the presentation of a check.


      When a check is presented to USAA Shareholder Account Services (Transfer Agent) for payment, a sufficient number of full and fractional shares in the investor's account will be redeemed to cover the amount of the check. If an investor's account is not adequate to cover the amount of a check, the check will be returned unpaid. Because the value of each account changes as dividends are accrued on a daily basis, checks may not be used to close an account.

      The Transfer Agent will return to the shareholder checks paid during the month by separate mail. The checkwriting privilege will be subject to the customary rules and regulations of State Street Bank and Trust Company (State Street Bank or the Custodian) governing checking accounts. There is no charge to the shareholder for the use of the checks or for subsequent reorders of checks.


      The Company reserves the right to assess a processing fee against a shareholder's account for any redemption check not honored by a clearing or paying agent. Currently, this fee is $15 and is subject to change at any time. Some examples of such dishonor are improper endorsement, checks written for an amount less than the minimum check amount, and insufficient or uncollectible funds.

      The Company, the Transfer Agent, and State Street Bank each reserve the right to change or suspend the checkwriting privilege upon 30 days' written notice to participating shareholders.

                                INVESTMENT PLANS

The following investment plans are made available by the Company to shareholders of the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.

AUTOMATIC PURCHASE OF SHARES


INVESTRONIC(R) - The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

DIRECT PURCHASE SERVICE - The periodic purchase of shares through electronic funds transfer from an employer (including government allotments), an income-producing investment, or an account with a participating financial institution.


AUTOMATIC PURCHASE PLAN - The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

BUY/SELL SERVICE - The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

      Participation in these systematic purchase plans will permit a shareholder to engage in dollar-cost averaging. For additional information concerning the benefits of dollar-cost averaging, see APPENDIX D.

SYSTEMATIC WITHDRAWAL PLAN

If a shareholder in a single investment account (accounts in different Funds cannot be aggregated for this purpose) owns shares having a NAV of $5,000 or more, the shareholder may request that enough shares to produce a fixed amount of money be liquidated from the account monthly or quarterly. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, shareholders may choose to have withdrawals electronically deposited at their bank or other financial institution. They may also elect to have checks mailed to a designated address.


      Such a plan may be initiated by depositing shares worth at least $5,000 with the Transfer Agent and by completing the Systematic Withdrawal Plan application, which may be requested from the Manager. The shareholder may terminate participation in the plan at any time. There is no charge to the shareholder for withdrawals under the Systematic Withdrawal Plan. The Company will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.


      Withdrawals will be made by redeeming full and fractional shares on the date selected by the shareholder at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of a shareholder's investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, shareholders should not expect withdrawals to be offset by rising income or share value gains.

      Each redemption of shares may result in a gain or loss, which must be reported on the shareholder's income tax return. Therefore, a shareholder should keep an accurate record of any gain or loss on each withdrawal.

                               INVESTMENT POLICIES

The section captioned INVESTMENT OBJECTIVES AND POLICIES in the Prospectus describes the fundamental investment objectives and the investment policies applicable to each Fund and the following is provided as additional information.

CALCULATION OF PORTFOLIO WEIGHTED AVERAGE MATURITIES

Weighted average maturity is derived by multiplying the value of each investment by the number of days remaining to its maturity, adding these calculations, and then dividing the total by the value of the Fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

      With respect to obligations held by the New York Bond Fund, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity. In addition, for purposes of the Fund's investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features which, in the judgment of the Manager, will result in the instrument being valued in the market as though it has the earlier maturity.

      The New York Money Market Fund will determine the maturity of an obligation in its portfolio in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act).

LENDING OF SECURITIES

Each Fund may lend its securities. A lending policy may be authorized by the Company's Directors and implemented by the Manager, but securities may be loaned only to qualified broker-dealers or institutional investors that agree to maintain cash collateral with the Company equal at all times to at least 100% of the value of the loaned securities. The Directors will establish procedures and monitor the creditworthiness of any institution or broker-dealer during such time as any loan is outstanding. The Company will continue to receive interest on the loaned securities and will invest the cash collateral in readily marketable short-term obligations of high quality, thereby earning additional interest. Interest on loaned tax-exempt securities received by the borrower and paid to the Company will not be exempt from federal income taxes in the hands of the Company.

      No loan of securities will be made if, as a result, the aggregate of such loans would exceed 331/3% of the value of a Fund's total assets. The Company may terminate such loans at any time.

REPURCHASE AGREEMENTS

Each Fund may invest up to 5% of its total assets in repurchase agreements. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Funds' custodian until repurchased. If the seller defaults and the value of the underlying security declines, a Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. Any investments in repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by a Fund.

OTHER POLICIES

Although the New York Bond Fund is permitted to invest in options, financial futures contracts and options on financial futures contracts, the Fund has no current intention of doing so and will not invest in such securities without first notifying shareholders and supplying further information in the Prospectus.

                             INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Company for and are applicable to each Fund. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the Fund's outstanding voting securities. The investment restrictions of one Fund may be changed without affecting those of the other Fund.

Under the restrictions, neither Fund will:

(1) With respect to 75% of its total assets, purchase securities of any issuer (other than a security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States; or any certificate of deposit for any of the foregoing) if as a result more than 5% of the total assets of that Fund would be invested in securities of such issuer; for purposes of this limitation, identification of the "issuer" will be based on a determination of the source of assets and revenues committed to meeting interest and principal payments of each security; for purposes of this limitation the State of New York or other jurisdictions and each of its separate political subdivisions, agencies, authorities and instrumentalities shall be treated as a separate issuer;

(2)   Purchase more than 10% of the outstanding voting securities of any issuer;

(3) Borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

(4) Pledge, mortgage or hypothecate its assets to any extent greater than 10% of the value of its total assets;

(5) Purchase or retain securities of any issuer if any officer or Director of the Company or its Manager owns individually more than one-half of one percent (1/2%) of the securities of that issuer, and collectively the officers and Directors of the Company and Manager together own more than 5% of the securities of that issuer;


(6) Purchase any securities which would cause 25% or more of the value of that Fund's total assets at the time of such purchase to be invested in securities the interest upon which is derived from revenues or projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, electric power project revenue bonds, or in industrial revenue bonds which are based, directly or indirectly, on the credit of private entities of any one industry; provided that the foregoing limitation does not apply with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and, in the case of the New York Money Market Fund, certificates of deposit and banker's acceptances of domestic banks;


(7)   Invest in issuers for the purpose of exercising control or management;

(8) Issue senior securities as defined in the 1940 Act, except that it may purchase tax-exempt securities on a "when-issued" basis and may purchase and sell financial futures contracts and options as permitted by Section 18(f)(2);

(9) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities;

(10) Purchase or sell real estate, but this shall not prevent investments in tax-exempt securities secured by real estate or interests therein;

(11) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements;

(12) Purchase on margin or sell short; for purposes of this restriction the deposit or payment of initial or variation margin in connection with financial futures contracts or related options will not be deemed to be a purchase of securities on margin by a Fund;

(13) Purchase or sell commodities or commodities contracts, except that the Fund may invest in financial futures and contracts and options thereon;

(14) Invest its assets in securities of other investment companies except by purchases in the open market involving only customary brokers' commissions or as part of a merger, consolidation, reorganization or purchase of assets approved by the shareholders; or

(15) Invest in put, call, straddle or spread options or interests in oil, gas, or other mineral exploration or development programs, except that a Fund may write covered call options and purchase put options.

ADDITIONAL RESTRICTIONS


The following restrictions are not considered to be fundamental policies of the Funds. The Company's Board of Directors may change these additional restrictions without notice to or approval by the shareholders.


Neither Fund will:

(1) Invest more than 15% (10% with respect to the New York Money Market Fund) of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

(2) Purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

                           SPECIAL RISK CONSIDERATIONS

SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL OBLIGATIONS

Some of the significant financial considerations relating to the Fund's investments in New York Municipal Obligations are summarized below. This summary information is not intended to be a complete description and is principally derived from official statements relating to issues of New York Municipal Obligations that were available prior to the date of this SAI. The accuracy and completeness of the information contained in those official statements have not been independently verified.

STATE ECONOMY. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. New York City (the City), which is the most populous city in the State and nation and is the center of the nation's largest metropolitan area, accounts for a large portion of the State's population and personal income.

      The State has historically been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic position.


      There can be no assurance that the State economy will not experience worse-than-predicted results in the 1997-98 fiscal year, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

      State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. Between 1975 and 1990, total employment grew by 21.3% while the labor force grew only by 15.7%, unemployment fell from 9.5% to 5.2% of the labor force. In 1991 and 1992, however, total employment in the State fell by 5.5%. As a result, the unemployment rate rose to 8.5% reflecting a recession that has had a particularly strong impact on the entire Northeast. Calendar years 1993 and 1994 saw only a partial recovery, with the unemployment rate decreasing to 7.8% and 6.9%, respectively. The unemployment rate for 1995 was 6.3% and was projected by the Division of Budget to be 6.2% for 1996.

STATE BUDGET. The State Constitution requires the governor (the Governor) to submit to the State legislature (the Legislature) a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.


      The State's budget for the 1996-97 fiscal year was enacted by the Legislature on July 13, 1996, more than three months after the start of the fiscal year. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including necessary appropriations for all State-supported debt service. The State Financial Plan for the 1996-97 fiscal year was formulated on July 25, 1996, and was based upon the State's budget as enacted by the Legislature and signed into law by the Governor as well as actual results for the first quarter of the current fiscal year (the 1996-97 State Financial
Plan).

      The Governor presented his 1997-98 Executive Budget to the Legislature on January 14, 1997. It is expected that the Governor will prepare amendments to his Executive Budget as permitted under law. There can be no assurance that the Legislature will enact the Executive Budget as proposed by the Governor into law, or that the State's adopted budget projections will not differ materially and adversely from the projections set forth therein.

      The 1997-98 Executive Budget projected balance on a cash basis in the General Fund. It reflected a continuing strategy of substantially reduced State spending, including program restructurings, reductions in social welfare spending, and efficiency and productivity initiatives. Total General Fund receipts and transfers from other funds were projected to be $32.88 billion, a decrease of $88 million from total receipts projected in the 1996-97 fiscal year. Total General Fund disbursements and transfers to other funds were projected to be $32.84 billion, a decrease of $56 million from spending totals projected for the 1996-97 fiscal year. As compared to the 1996-97 State Financial Plan, the 1997-98 Executive Budget proposed a year-to-year decline in General Fund spending of 0.2%. State funds spending (i.e., General Fund plus other dedicated funds, with the exception of federal aid) was projected to grow by 1.2%. Spending from all governmental funds (excluding transfers) was proposed to increase by 2.2% from the prior fiscal year.

      In the 1997-98 Executive Budget, the Governor indicated that, before taking action to balance the 1997-98 financial plan, the budget forecast projected an imbalance of almost $2.3 billion. Before reflecting any actions proposed by the Governor to restrain spending, General Fund disbursements for 1997-98 were projected to grow by approximately 4%. This increase would have resulted from growth in Medicaid, higher fixed costs such as pensions and debt service, collective bargaining agreements, inflation, and the loss of non-recurring resources that offset spending in 1996-97. General Fund receipts were projected to fall by roughly 3%. This reduction would have been attributable to modest growth in the State's economy and underlying tax base, the loss of non-recurring revenues available in 1996-97 and implementation of previously enacted tax reduction programs. The 1997-98 Executive Budget proposed to close this gap primarily through a series of spending reductions and Medicaid cost containment measures, the use of a portion of the 1996-97 projected budget surplus, and other actions, with a projected 1997-98 closing fund balance in the General Fund of $397 million.

      The 1997-98 Executive Budget projected General Fund receipts of $33.02 billion and $33.91 billion for 1998-99 and 1999-2000, respectively. The receipts projections were prepared on the basis of an economic forecast of a steadily growing national economy, in an environment of low inflation and slow employment growth. The forecast for the State's economic performance likewise was for slow but steady economic growth. The receipt projections reflected tax reductions proposed in the 1997-98 Executive Budget that will reduce receipts by an estimated $798 million in 1998-99 and at $1.43 billion in 1999-2000. The bulk of previously enacted tax reductions are annualized in 1997-98 and their impact in the out years was largely proportional to projected growth in the underlying tax liability.

      Disbursements from the General Fund are projected at $34.60 billion in 1998-99 and $35.93 billion in 1999-2000, before assuming additional spending efficiencies and/or additional federal revenue maximization. Assuming implementation of proposed cost containment and other actions proposed in the 1997-98 Executive Budget, annual disbursements for fiscal years 1998-99 and 1999-2000 grow by $1.77 billion and $1.33 billion respectively.

      The Executive Budget contained projections of a potential imbalance in the 1998-99 fiscal year of $988 million and in the 1999-2000 fiscal year of $1.2 billion, assuming implementation of the 1997-98 Executive Budget recommendations and implementation of $600 million and $800 million of unspecified efficiency initiatives and other actions in the 1998-99 and 1999-2000 fiscal years, respectively. The Executive Budget stated that the assumed unspecified efficiency initiatives and other actions for such fiscal years are comparable with reductions over the past several years, and that the Governor plans to make additional proposals to limit State spending in order to address any potential remaining gap.

      It is expected that the 1997-98 financial plan will reflect a continuing strategy of substantially reduced State spending, including agency consolidations, reductions in the State workforce, and efficiency and productivity initiatives.

      The Division of the Budget believed that the economic assumptions and projections of receipts and disbursements accompanying the 1997-98 Executive Budget were reasonable. However, the economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, can vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State but also by entities, such as the federal government, that are outside the State's control. Because of the uncertainty and unpredictability of changes in these factors, their impact cannot be fully included in the assumptions underlying the State's projections. There can be no assurance that the State economy will not experience results that are worse than predicted, with corresponding material and adverse effects on the State's financial projections.

      To make progress toward addressing recurring budgetary imbalances, the 1997-98 Executive Budget proposed significant actions to align recurring receipts and disbursements in future fiscal years. However, there can be no assurance that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance or to align recurring receipts and disbursements in either 1997-98 or in future fiscal years. In the State's 1997-98 fiscal year and in certain recent fiscal years, the State has failed to enact a budget prior to the beginning of the State's fiscal year.

      In addition, there has been discussion of additional tax reductions, beyond those reflected in the State's current projections for 1997-98 and the out years that, if enacted, could make it more difficult to achieve budget balance over this period. In particular, modifying the State's sales tax treatment of clothing has been discussed. The State now receives approximately $700 million annually under the current tax statutes from taxation on clothing, and localities receive a roughly equivalent amount.

      Uncertainties with regard to both the economy and potential decisions at the Federal level add further pressure on future budget balance in New York State. Risks to the financial plan include either a financial market or broader economic "correction" during the period, a risk heightened by the relatively lengthy expansions currently underway. In addition, a normal "forecast error" of one percentage point in the expected growth rate could raise or lower receipts by $600 million during the last year of projection period. Potential changes to federal tax law could alter the federal definitions of income on which many State taxes rely. Similarly, the financial plan assumed no significant federal disallowances or other actions which could affect State finances.

      On August 22, 1996, the President signed into law the Personal Responsibility and Work Opportunity Reconciliation Act of 1996. This federal legislation fundamentally changed the programmatic and fiscal responsibilities for administration of welfare programs at the federal, state and local levels. The new law abolishes the federal Aid to Families with Dependent Children program (AFDC), and creates a new Temporary Assistance to Needy Families program
(TANF) funded with a fixed federal block grant to states. The new law also imposes (with certain exceptions) a five-year durational limit on TANF recipients, requires that virtually all recipients be engaged in work or community service activities within two years of receiving benefits, and limits assistance provided to certain immigrants and other classes of individuals. States are required to meet work activity participation targets for their TANF caseload; these requirement are phased in over time. States that fail to meet these federally mandated job participation rates, or that fail to conform with certain other federal standards, face potential sanctions in the form of a reduced federal block grant.

      On October 16, 1996, the Governor submitted the State's TANF implementation plan to the federal government as required under the new federal welfare law. On December 13, 1996, the State's plan was approved by the federal government. Legislation will be required to implement the State's TANF plan, and the Governor has introduced legislation necessary to conform with federal law.

      States are required to comply with the new federal welfare reform law no later than July 1, 1997. There can be no assurances that the State Legislature will enact welfare reform proposals as submitted by the Governor and as required under federal law.

      An additional risk to the financial plan arises from the potential impact of certain litigation now pending against the State, which could produce adverse effects on the State's projections of receipts and disbursements. Specifically, in the case of TUG BUSTER BOUCHARD ET AL. V. WETZLER, the Division of the Budget believed that the court's decision, as interpreted by the State, would reduce tax revenues by approximately $5 million in 1997-98 and $2 million thereafter.

RECENT FINANCIAL RESULTS. The General Fund is the principal operating fund of the State and is used to account for all financial transactions, except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes.


      The General Fund was projected to be balanced on a cash basis for the 1996-97 fiscal year. Total receipts and transfers from other funds were projected to be $33.17 billion, an increase of $365 million from the prior fiscal year. Total General Fund disbursements and transfers to other funds were projected to be $33.12 billion for the 1996-97 fiscal year, an increase of $444 million from the total in the prior fiscal year.

      The State's financial position on a GAAP (generally accepted accounting principles) basis as of March 31, 1996, showed an accumulated deficit in its combined governmental funds of $1.24 billion, reflecting liabilities of $14.59 billion and assets of $13.35 billion.


DEBT LIMITS AND OUTSTANDING DEBT. There are a number of methods by which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (I.E., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.


      The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations (Authorities). Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

      The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported, but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the Local Government Assistance Corporation (LGAC) to restructure the way the State makes certain local aid payments.

      In 1990, as part of a State fiscal reform program, legislation was enacted creating LGAC, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through New York State's annual seasonal borrowing. The legislation empowered LGAC to issue its bonds and notes in an amount not in excess of $4.7 billion (exclusive of certain refunding bonds) plus certain other amounts. Over a period of years, the issuance of these long-term obligations, which were to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing. The legislation also dedicated revenues equal to one-quarter of the four cent State sales and use tax to pay debt service on these bonds. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap was thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. As of June 1995, LGAC had issued bonds to provide net proceeds of $4.7 billion, completing the program.

      On January 13, 1992, Standard & Poor's Ratings Group (Standard & Poor's) reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On January 6, 1992, Moody's
Investors Service, Inc. (Moody's) reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness.

      The State had anticipated that its capital programs would be financed, in part, by State and public authorities borrowings in 1996-97. The State had expected to issue $411 million in general obligation bonds (including $153.6 million for purposes of redeeming outstanding bond anticipation notes) and $154 million in general obligation commercial paper. The Legislature had also authorized the issuance of up to $101 million in certificates of participation during the State's 1996-97 fiscal year for equipment purchases. The projection of the State regarding its borrowings may change if circumstances require.

      In November 1996, voters approved a $1.75 billion State general obligation bond referendum to finance various environmental improvement and remediation projects. As a result, the amount of general obligation bonds issued during the 1996-97 fiscal year may increase above the $411 million currently included in the 1996-97 borrowing plan to finance a portion of this new program.

      Principal and interest payments on general obligation bonds and interest payments on bond anticipation notes were $735 million for the 1995-96 fiscal year, and were estimated to be $719 million for the 1996-97 fiscal year. Principal and interest payments on fixed rate and variable rate bonds issued by LGAC were $340 million for the 1995-96 fiscal year, and were estimated to be $323 million for 1996-97.


      New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.


LITIGATION. Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) action against New York State and New York City officials alleging inadequate shelter allowances to maintain proper housing; (4) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits; (5) alleged responsibility of New York State officials to assist in remedying racial segregation in the City of Yonkers; (6) challenges by commercial insurers, employee welfare benefit plans, and health maintenance organizations to the imposition of surcharges on inpatient hospital bills; (7) challenges to certain aspects of petroleum business taxes; (8) action alleging damages resulting from the failure by the State's Department of Environmental Conservation to timely provide certain data; (9) a challenge to the constitutionality of a State lottery game; (10) an action seeking reimbursement from the State for certain costs arising out of the provision of pre-school services and programs for children with handicapped conditions; and (11) challenges to regulations promulgated by the Superintendent of Insurance establishing excess malpractice premium rates for the 1986-87 through 1995-96 and 1996-97 fiscal years, respectively.

      Several actions challenging the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to state employee retirement systems have been decided against the State. As a result, the Comptroller developed a plan to restore the State's retirement systems to prior funding levels. Such funding is expected to exceed prior levels by $116 million in fiscal 1996-97,
$193 million in fiscal 1997-98, peaking at $241 million in fiscal 1998-99. Beginning in fiscal 2001-02, State contributions required under the Comptroller's plan are projected to be less than that required under the prior funding method. As a result of the United States Supreme Court decision in the case of STATE OF DELAWARE V. STATE OF NEW YORK, on January 21, 1994, the State entered into a settlement agreement with various parties. Pursuant to all agreements executed in connection with the action, the State was required to make aggregate payments of $351.4 million. Annual payments to the various parties will continue through the State's 2002-03 fiscal year in amounts which will not exceed $48.4 million in any fiscal year subsequent to the State's
1994-95 fiscal year. Litigation challenging the constitutionality of the treatment of certain moneys held in a reserve fund was settled in June 1996 and certain amounts in a Supplemental Reserve Fund previously credited by the State against prior State and local pension contributions will be paid in 1998.

      The legal proceedings noted above involve State finances, State programs and miscellaneous tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial. These proceedings could affect adversely the financial condition of the State. Adverse developments in these proceedings or the initiation of new proceedings could affect the ability of the State to maintain a balanced financial plan. An adverse decision in any of these proceedings could exceed the amount of the reserve established in the State's financial plan for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced financial plan. In its audited financial statements for the fiscal year ended March 31, 1996, the State reported its estimated liability for awarded and anticipated unfavorable judgments to be $474 million.

      Although other litigation is pending against New York State, except as described herein, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

AUTHORITIES. The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that are State-supported or State-related. As of September 30, 1995, date of the latest data available, there were 17 Authorities that had outstanding debt of $100 million or more. The aggregate outstanding debt, including refunding bonds, of these 17 Authorities was $73.45 billion.

      Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

NEW YORK CITY AND OTHER LOCALITIES. The fiscal health of the State of New York may also be impacted by the fiscal health of its localities, particularly the City of New York, which has required and continues to require significant financial assistance from New York State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets will be adopted by the April 1 statutory deadline or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

      For each of the 1981 through 1996 fiscal years, the City achieved balanced operating results as reported in accordance with then applicable GAAP. The City was required to close substantial budget gaps in recent years in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain a balanced operating budget as required by State law without additional tax or other revenue increases or additional reductions in City services or entitlement programs, which could adversely affect the City's economic base.


      In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year, the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979.


      In 1975, Standard & Poor's suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from Standard & Poor's. On July 2, 1985, Standard & Poor's revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On July 10, 1995, Standard & Poor's downgraded its rating on the City's $23 billion of outstanding general obligation bonds to "BBB+" from "A-", citing to the City's chronic structural budget problems and weak economic outlook. Standard & Poor's stated that New York City's reliance on one-time revenue measures to close annual budget gaps, a dependence on unrealized labor savings, overly optimistic estimates of revenues and state and federal aid and the City's continued high debt levels also contributed to its decision to lower the rating.

      New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. To help alleviate the City's financial difficulties, the Legislature created the Municipal Assistance Corporation (MAC) in 1975. Since its creation, MAC has provided, among other things, financing assistance to the City by refunding maturing City short-term debt and transferring to the City funds received from sales of MAC bonds and notes. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and, subject to certain prior claims, from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authorizing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City. As of March 31, 1997, MAC had outstanding an aggregate of approximately $4.592 billion of its bonds. MAC is authorized to issue bonds and notes to refunds its outstanding bonds and notes and to fund certain reserves, without limitation as to principal amount, and to finance certain capital commitments to the Transit Authority and the New York City School Construction Authority through 1997 fiscal years in the event the City fails to provide such financing.

      As of March 31, 1997, the City had received an aggregate of approximately $4.85 billion from MAC for certain authorized uses by the City exclusive of capital purposes. In addition, the City had received an aggregate of approximately $2.352 billion from MAC for capital purposes in exchange for serial bonds in a like principal amount, of which $191 million was held by MAC as of March 31, 1997, after $569.1 million was redeemed on January 7, 1997. MAC has also exchanged $1.839 billion principal amount of MAC bonds for City debt, of which approximately $57.1 million was redeemed on January 7, 1997. MAC made the $609.3 million of net redemption proceeds available to the City for capital financing.

      Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the Control Board) and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City (OSDC) to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.


      On May 8, 1997, the City released the Financial Plan for the 1998 through 2001 fiscal years (the 1998-2001 Financial Plan), which relates to the City, the Board of Education (BOE) and the City University of New York (CUNY) and was based on the Executive Budget and Budget Message for the City's 1998 fiscal year (the City Executive Budget). The City Executive Budget and the 1998-2001 Financial Plan projected revenues and expenditures for the 1998 fiscal year balanced in accordance with GAAP. The City Executive Budget and the 1998-2001 Financial Plan included increased tax revenue projections and additional expenditures for textbooks, computers, improved education programs and welfare reform, law enforcement, immigrant naturalization and other initiatives. In addition, the City Executive Budget and the 1998-2001 Financial Plan set forth gap-closing actions to eliminate a previously projected gap of $720 million for the 1998 fiscal year, after taking into account the prepayment in the 1997 fiscal year of $856 million of debt service due in the 1998 and 1999 fiscal years. The gap-closing actions for the 1998 fiscal year included (i) additional agency actions totaling $660 million; (ii) the prepayment in the 1998 fiscal year of $200 million of debt service due in the 1999 fiscal year; (iii) the proposed sale of various assets; (iv) additional State aid of $294 million, including a proposal that the State accelerate a $142 million revenue sharing payment to the City from March 1999; and (v) entitlement savings of $128 million which would result from certain of the reductions in Medicaid spending proposed in the Governor's 1997-98 Executive Budget and the State making available to the City $77 million of additional Federal block grant aid, as proposed in the Governor's 1997-98 Executive Budget. The City Executive Budget is subject to approval by the City Council, and there can be no assurance that the City Executive Budget will be adopted in its proposed form. The 1998-2001 Financial Plan also set forth projections for the 1999 through 2001 fiscal years and projected gaps of $2.0 billion, $2.9 billion and $2.7 billion for the 1999 through 2001 fiscal years, respectively.

      The 1998-2001 Financial Plan included a proposed tax reduction program totaling $284 million, $651 million, $895 million and $1.2 billion in the 1998 through 2001 fiscal year, respectively. The tax reduction program included a proposed elimination of the 4% City sales tax on clothing items under $500 as of December 1, 1997, as well as a proposed reduction in the City property tax and personal income tax which the 1998-2001 Financial Plan assumed will be offset by proposed increased State aid totaling $47 million, $254 million, $472 million and $722 million in the 1998 through 2001 fiscal years, respectively.

     The 1998-2001 Financial Plan assumed (i) approval by the Governor and the State Legislature of the extension of the 14% personal income tax surcharge, which is scheduled to expire on December 31, 1997 and is projected to provide revenue (if extended) of $169 million, $501 million and $531 million in the 1998 through 2000 fiscal years, respectively, and of the extension of the 12.5% personal income tax surcharge, which is scheduled to expire on December 31, 1998 and is projected to provide revenue (if extended) of $190 million and $527 million in the 1999 and 2000 fiscal years, respectively; (ii) collection of the project rent payments for the City's airports, totalling $270 million and $180 million in the 1998 and 1999 fiscal years, respectively, which may depend on the successful completion of negotiations with the Port Authority or the enforcement of the City's rights under the existing leases through pending legal actions;
(iii) the ability of the New York City Health and Hospital Corporation to identify actions to offset substantial City and State revenue reductions and the receipt by BOE of additional State aid; and (iv) State approval of the cost containment initiatives and State aid proposed by the City for the 1998 fiscal year, and $115 million in State aid which is assumed in the 1998-2001 Financial Plan but not provided for in the Governor's 1997-98 Executive Budget. The 1998-2001 Financial Plan reflected the increased costs which the City is prepared to incur as a result of welfare legislation recently enacted by Congress, but not certain of the costs resulting from legislation proposed by the Governor, which would, if enacted, implement such Federal welfare legislation. Moreover, certain of the proposed entitlement cost containment and other initiatives included in the 1998-2001 Financial Plan have been previously considered and rejected by the Legislature. The nature and extent of the impact on the City of the State budget, when adopted, is uncertain, and no assurance can be given that the State actions included in the State adopted budget may not have a significant adverse impact on the City's budget and its financial plan.

      The projections set forth in the 1998-2001 Financial Plan were based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the 1998-2001 Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the HHC and the BOE to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

      Implementation of the 1998-2001 Financial Plan is also dependent upon the City's ability to market its securities successfully. The City's financing program for fiscal years 1998 through 2001 contemplates the issuance of $5.7 billion of general obligation bonds and $5.7 billion of bonds to be issued by the proposed New York City Transitional Finance Authority (the Finance Authority) to finance City capital projects. The Finance Authority, was created as part of the City's effort to assist in keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. Indebtedness subject to the constitutional debt limit includes liability on capital contracts that are expected to be funded with general obligation bonds, as well as general obligation bonds. In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City bonds and notes, New York City Municipal Water Finance Authority (Water Authority) bonds and Finance Authority bonds will be subject to prevailing market conditions, and no assurance can be given that such sales will be completed. If the City were unable to sell its general obligation bonds and notes or the Water Authority or the Finance Authority were unable to sell its bonds, the City would be prevented from meeting its planned capital and operating expenditures. Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

      The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment. It is expected that the City Comptroller and other agencies will issue reports in the near future commenting on the City Executive Budget and/or the 1998-2001 Financial Plan.


      The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. The City has issued $2.4 billion of short-term obligations in fiscal year 1997 to finance the City's current estimate of its seasonal cash flow needs for the 1997 fiscal year. Seasonal financing requirements for the 1996 fiscal year increased to $2.4 billion from $2.2 billion and $1.75 billion in the 1995 and 1994 fiscal years, respectively. Seasonal financing requirements were $1.4 billion and $2.25 billion in the 1993 and 1992 fiscal years, respectively. The delay in the adoption of the State's budget in certain past fiscal years has required the City to issue short-term notes in amounts exceeding those expected early in such fiscal year.

      Certain localities, in addition to the City, could have financial problems leading to requests for additional New York State assistance. The potential impact on the State of such requests by localities was not included in the State's projections of its receipts and disbursements.

      Fiscal difficulties experienced by the City of Yonkers (Yonkers) resulted in the creation of the Financial Control Board for the City of Yonkers (the Yonkers Board) by New York State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the Governor or the Legislature to assist Yonkers could result in allocation of New York State resources in amounts that cannot yet be determined.

      Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the City of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding.

      Seventeen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities.

      Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1994, the total indebtedness of all localities in New York State other than New York City was approximately $17.7 billion. A small portion (approximately $82.9 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling New York State legislation. State law requires the comptroller to review and make recommendations concerning the budgets of those local government units other than New York City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Seventeen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1994.


      From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If New York State, New York City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within New York State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing New York State assistance in the future.

                             PORTFOLIO TRANSACTIONS

The Manager, pursuant to the Advisory Agreement dated July 20, 1990, supplemented by letter agreement dated July 26, 1990, and subject to the general control of the Company's Board of Directors, places all orders for the purchase and sale of Fund securities. Purchases of Fund securities are made either directly from the issuer or from dealers who deal in tax-exempt securities. The Manager may sell Fund securities prior to maturity if circumstances warrant and if it believes such disposition is advisable. In connection with portfolio transactions for the Company, the Manager seeks to obtain the best available net price and most favorable execution for its orders. The Manager has no agreement or commitment to place transactions with any broker-dealer and no regular formula is used to allocate orders to any broker-dealer. However, the Manager may place security orders with brokers or dealers who furnish research or other services to the Manager as long as there is no sacrifice in obtaining the best overall terms available. Payment for such services would be generated only through purchase of new issue fixed income securities.

      Such research and other services may include, for example: advice concerning the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. The Manager continuously reviews the performance of the broker-dealers with whom it places orders for transactions. The receipt of research from broker-dealers that execute transactions on behalf of the Company may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager), and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Company. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Company. Such research and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research. See THE COMPANY'S MANAGER.

      On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Company, as well as the Manager's other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Company with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Company. In some instances, this procedure may impact the price and size of the position obtainable for the Company.

      The tax-exempt security market is typically a "dealer" market in which investment dealers buy and sell bonds for their own accounts, rather than for customers, and although the price may reflect a dealer's mark-up or mark-down, the Company pays no brokerage commissions as such. In addition, some securities may be purchased directly from issuers.

PORTFOLIO TURNOVER RATES

The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year.

      The rate of portfolio turnover will not be a limiting factor when the Manager deems changes in the New York Bond Fund's portfolio appropriate in view of its investment objective. For example, securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality may be purchased at approximately the same time in order to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of tax-exempt securities.

      For the last two fiscal years the New York Bond Fund's portfolio turnover rates were as follows:


              1996. . . . .  74.80%               1997. . . . . 41.42%


Portfolio turnover rates have been calculated excluding short-term variable rate securities, which are those with put date intervals of less than one year.

                          FURTHER DESCRIPTION OF SHARES

The Company is authorized to issue shares in separate portfolios. Ten such portfolios have been established, two of which are described in this SAI. Under the Articles of Incorporation, the Board of Directors is authorized to create new portfolios in addition to those already existing without shareholder approval. The Company began offering shares of the New York Bond and New York Money Market Funds in October 1990.


      Each Fund's assets and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Company not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds' relative net assets during the fiscal year or in such other manner as the Board determines to be fair and equitable. Each share or each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board.


      On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset values of the Funds' shares. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter which does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Company's Board of Directors, and the holders of less than 50% of the shares voting for the election of Directors will not be able to elect any person as a Director.

      Shareholders of a particular Fund might have the power to elect all of the Directors of the Company because that Fund has a majority of the total outstanding shares of the Company. When issued, each Fund's shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.

                    CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

TAXATION OF THE FUNDS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, each Fund will not be liable for federal income taxes on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that are distributed to shareholders, provided that each Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

      To qualify as a regulated investment company, a Fund must, among other things, (1) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (the 90% test); (2) derive in each taxable year less than 30% of its gross income from the sale or other disposition of stock or securities held less than three months (the 30% test), and (3) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year. Furthermore, to pay tax-exempt interest income dividends, at least 50% of the value of each Fund's total assets at the close of each quarter of its taxable year must consist of obligations the interest of which is exempt from federal income tax. Each Fund intends to satisfy this requirement.

      The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for the calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31, and (3) any prior amounts not distributed. Each Fund intends to make such distributions as are necessary to avoid imposition of this excise tax.

      For federal income tax purposes, debt securities purchased by the Funds may be treated as having original issue discount. Original issue discount represents interest income for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as earned by the Funds, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. However, original issue discount with respect to tax-exempt obligations generally will be excluded from the Funds' taxable income, although such discount will be included in gross income for purposes of the 90% test and the 30% test described previously. Original issue discount with respect to tax-exempt securities is accrued and added to the adjusted tax basis of such securities for purposes of determining gain or loss upon sale or at maturity. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. An investment in a stripped bond or stripped coupon will result in original issue discount.

      Debt securities may be purchased by the Funds at a market discount. Market discount occurs when a security is purchased at a price less than the original issue price adjusted for accrued original issue discount, if any. The Funds intend to defer recognition of accrued market discount until maturity or other disposition of the bond. For securities purchased at a market discount, the gain realized on disposition will be treated as taxable ordinary income to the extent it does not exceed accrued market discount on the bond.

      The Funds may also purchase debt securities at a premium, i.e., at a purchase price in excess of face amount. With respect to tax-exempt securities, the premium must be amortized to the maturity date but no deduction is allowed for the premium amortization. The amortized bond premium will reduce the Funds' adjusted tax basis in the securities. For taxable securities, the premium may be amortized if the Funds so elect. The amortized premium on taxable securities is first offset against interest received on the securities and then allowed as a deduction, and, for securities issued after September 27, 1985, must be amortized under an economic accrual method.

TAXATION OF THE SHAREHOLDERS

Taxable distributions are generally included in a shareholder's gross income for the taxable year in which they are received. Dividends declared in October, November, or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if a Fund pays the dividend during the following January. It is expected that none of the Funds' distributions will qualify for the corporate dividends-received deduction.

      To the extent that a Fund's dividends distributed to shareholders are derived from interest income exempt from federal income tax and are designated as "exempt-interest dividends" by a Fund, they will be excludable from a shareholder's gross income for federal income tax purposes. Shareholders who are recipients of Social Security benefits should be aware that exempt-interest dividends received from a Fund are includible in their "modified adjusted gross income" for purposes of determining the amount of such Social Security benefits, if any, that are required to be included in their gross income.

      All distributions of investment income during the year will have the same percentage designated as tax-exempt. This method is called the "average annual method." Since the Funds invest primarily in tax-exempt securities, the percentage will be substantially the same as the amount actually earned during any particular distribution period.

      A shareholder of the New York Bond Fund should be aware that a redemption of shares (including any exchange into another USAA Fund) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder receives an exempt-interest dividend with respect to any share and such share has been held for six months or less, any loss on the redemption or exchange will be disallowed to the extent of such exempt-interest dividend. Similarly, if a shareholder of the Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss.

      The Funds may invest in private activity bonds. Interest on certain private activity bonds issued after August 7, 1986, is an item of tax preference for purposes of the Federal Alternative Minimum Tax (AMT), although the interest continues to be excludable from gross income for other purposes. AMT is a supplemental tax designed to ensure that taxpayers pay at least a minimum amount of tax on their income, even if they make substantial use of certain tax deductions and exclusions (referred to as tax preference items). Interest from private activity bonds is one of the tax preference items that is added to income from other sources for the purposes of determining whether a taxpayer is subject to the AMT and the amount of any tax to be paid. For corporate investors, alternative minimum taxable income is increased by 75% of the amount by which adjusted current earnings (ACE) exceeds alternative minimum taxable income before the ACE adjustment. For corporate taxpayers, all tax-exempt interest is considered in calculating the AMT as part of the ACE. Prospective investors should consult their own tax advisers with respect to the possible application of the AMT to their tax situation.

      Opinions relating to the validity of tax-exempt securities and the exemption of interest thereon from federal income tax are rendered by recognized bond counsel to the issuers. Neither the Manager's nor the Funds' counsel makes any review of the basis of such opinions.

                      DIRECTORS AND OFFICERS OF THE COMPANY

The Board of Directors of the Company consists of seven Directors. Set forth below are the Directors and officers of the Company, and their respective offices and principal occupations during the last five years. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Rd., San Antonio, TX 78288.


Robert G. Davis 1, 2
Director and Chairman of the Board of Directors
Age: 50

President, Chief Executive Officer, Director and Vice Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); Director, Chairman, President, and Chief Executive Officer, USAA Financial Planning Network, Inc. (1/97-present); Director, Vice Chairman, Executive Vice President, and Chief Operating Officer, USAA Financial Planning Network, Inc. (9/96-1/97); Special Assistant to Chairman, United Services Automobile Association (USAA) (6/96-12/96); President and Chief Executive Officer, Banc One Credit Corporation (12/95-6/96); and President and Chief Executive Officer, Banc One Columbus, (8/91-12/95). Mr. Davis also serves as a Trustee and Chairman of the Board of Trustees of USAA Investment Trust and USAA State Tax-Free Trust and as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Mutual Fund, Inc., USAA Shareholder Account Services, USAA Federal Savings Bank and USAA Real Estate Company.

Michael J.C. Roth 1, 2
Director, President and Vice Chairman of the Board of Directors
Age: 55

Chief Executive Officer, IMCO (10/93-present); President, Director and Vice Chairman of the Board of Directors, IMCO (1/90-present). Mr. Roth serves as President, Trustee and Vice Chairman of the Boards of Trustees of USAA Investment Trust and USAA State Tax-Free Trust, as President, Director and Vice Chairman of the Boards of Directors of USAA Mutual Fund, Inc. and USAA Shareholder Account Services, as Director of USAA Life Insurance Company and as Trustee and Vice Chairman of USAA Life Investment Trust.

John W. Saunders, Jr. 1, 2, 4
Director and Vice President
Age: 62

Senior Vice President, Fixed Income Investments, IMCO (10/85-present). Mr. Saunders serves as a Trustee and Vice President of USAA Investment Trust and USAA State Tax-Free Trust, as a Director of IMCO, Director and Vice President of USAA Mutual Fund, Inc., as Senior Vice President of USAA Shareholder Account Services, and as Vice President of USAA Life Investment Trust.

Barbara B. Dreeben 3, 4, 5
200 Patterson #1008
San Antonio, TX  78209
Director
Age: 52

President, Postal Addvantage (7/92-present); Consultant, Nancy Harkins Stationer (8/91-12/95). Mrs. Dreeben serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Mutual Fund, Inc.

Howard L. Freeman, Jr. 2, 3, 4, 5
2710 Hopeton
San Antonio, TX  78230
Director
Age: 62

Retired. Assistant General Manager for Finance, San Antonio City Public Service Board (1976-1996). Mr. Freeman serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Mutual Fund, Inc.

Robert L. Mason, Ph.D. 3, 4, 5
12823 Queens Forest
San Antonio, TX  78230
Director
Age: 51

Manager,    Statistical   Analysis   Section,   Southwest   Research   Institute
(8/75-present). Dr. Mason serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Mutual Fund, Inc.

Richard A. Zucker 3, 4, 5
407 Arch Bluff
San Antonio, TX  78216
Director
Age: 54

Vice President, Beldon Roofing and Remodeling (1985-present). Mr. Zucker serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Mutual Fund, Inc.

Michael D. Wagner 1
Secretary
Age: 49

Vice President, Corporate Counsel, USAA (1982-present). Mr. Wagner has held various positions in the legal department of USAA since 1970 and serves as Vice President, Secretary and Counsel, IMCO and USAA Shareholder Account Services; Secretary, USAA Investment Trust, USAA Mutual Fund, Inc., and USAA State Tax-Free Trust; and as Vice President, Corporate Counsel, for various other USAA subsidiaries and affiliates.

Alex M. Ciccone 1
Assistant Secretary
Age: 47

Vice President, Compliance, IMCO (12/94-present); Vice President and Chief Operating Officer, Commonwealth Shareholder Services (6/94-11/94); and Vice President, Compliance, IMCO (12/91-5/94). Mr. Ciccone serves as Assistant Secretary of USAA Investment Trust, USAA State Tax-Free Trust and USAA Mutual Fund, Inc.

Sherron A. Kirk 1
Treasurer
Age: 52

Vice President, Controller, IMCO (10/92-present); Vice President, Corporate Financial Analysis, USAA (9/92- 10/92); Assistant Vice President, Financial Plans and Support, USAA (8/91-9/92). Mrs. Kirk serves as Treasurer of USAA Investment Trust, USAA State Tax-Free Trust, and USAA Mutual Fund, Inc., and as Vice President, Controller of USAA Shareholder Account Services.

Dean R. Pantzar 1
Assistant Treasurer
Age: 38

Executive Director, Mutual Fund Accounting, IMCO (10/95-present); Director, Mutual Fund Accounting, IMCO (12/94-10/95); Senior Manager, KPMG Peat Marwick LLP (7/88-12/94). Mr. Pantzar serves as Assistant Treasurer of USAA Mutual Fund, Inc., USAA State Tax-Free Trust, and USAA Investment Trust.


---------
1 Indicates those Directors and officers who are employees of the Manager or affiliated companies and are considered "interested persons" under the 1940 Act.
2  Member of Executive Committee
3  Member of Audit Committee
4  Member of Pricing and Investment Committee
5  Member of Corporate Governance Committee

      Between the meetings of the Board of Directors and while the Board is not in session, the Executive Committee of the Board of Directors has all the powers and may exercise all the duties of the Board of Directors in the management of the business of the Company which may be delegated to it by the Board. The Pricing and Investment Committee of the Board of Directors acts upon various investment-related issues and other matters which have been delegated to it by the Board. The Audit Committee of the Board of Directors reviews the financial statements and the auditor's reports and undertakes certain studies and analyses as directed by the Board. The Corporate Governance Committee of the Board of Directors maintains oversight of the organization, performance, and effectiveness of the Board and Independent Directors.


      In addition to the previously listed Directors and/or officers of the Company who also serve as Directors and/or officers of the Manager, the following individuals are Directors and/or executive officers of the Manager:
Harry W. Miller, Senior Vice President, Investments (Equity); Carl W. Shirley, Senior Vice President, Insurance Company Portfolios; and John J. Dallahan, Senior Vice President, Investment Services. There are no family relationships among the Directors, officers and managerial level employees of the Company or its Manager.

      The following table sets forth information describing the compensation of the current Directors of the Company for their services as Directors for the fiscal year ended March 31, 1997.

 Name                               Aggregate              Total Compensation
   of                              Compensation               from the USAA
Director                         from the Company          Family of Funds (b)
-------                          -----------------         --------------------
George E. Brown*                  $  6,824                      $  25,600
Robert G. Davis                       None (a)                        None (a)
Barbara B. Dreeben                   9,787                         36,600
Howard L. Freeman, Jr.               9,787                         36,600
Robert L. Mason*                     2,963                         11,000
Michael J.C. Roth                     None (a)                        None (a)
John W. Saunders, Jr.                 None (a)                        None (a)
Richard A. Zucker                    9,787                         36,600
----------------
* Effective January 1, 1997, Robert L. Mason replaced George E. Brown as a Director on the Board of Directors. Mr. Brown retired on December 31, 1996.

(a) Robert G. Davis, Michael J.C. Roth, and John W. Saunders, Jr. are affiliated with the Company's investment adviser, IMCO, and, accordingly, receive no remuneration from the Company or any other Fund of the USAA Family of Funds.

(b) At March 31, 1997, the USAA Family of Funds consisted of four registered investment companies offering 33 individual funds. Each Director presently serves as a Trustee or Director of each investment company in the USAA Family of Funds. In addition, Michael J.C. Roth presently serves as a Trustee of USAA Life Investment Trust, a registered investment company advised by IMCO, consisting of seven funds offered to investors in a fixed and variable annuity contract with USAA Life Insurance Company. Mr. Roth receives no compensation as Trustee of USAA Life Investment Trust.

      All of the above Directors are also Trustees/Directors of the other funds for which IMCO serves as investment adviser. No compensation is paid by any fund to any Trustee/Director who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Company also reimburses certain expenses of the Directors who are not affiliated with the investment adviser. As of June 30, 1997, the officers and Directors of the Company and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Company.

      The Company knows of no one person who, as of June 30, 1997, held of record or owned beneficially 5% or more of either Fund's shares.


                              THE COMPANY'S MANAGER

As described in the Prospectus, USAA Investment Management Company is the Manager and investment adviser, providing services under the Advisory Agreement. The Manager, organized in May 1970, has served as investment adviser and underwriter for USAA Tax Exempt Fund, Inc. from its inception.

     In addition to managing the Company's assets, the Manager advises and manages the investments for USAA and its affiliated companies as well as those of USAA Mutual Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust. As of the date of this SAI, total assets under management by the Manager were approximately $35 billion, of which approximately $20 billion were in mutual fund portfolios.

ADVISORY AGREEMENT

Under the Advisory Agreement, the Manager provides an investment program, carries out the investment policy and manages the portfolio assets for each Fund. The Manager is authorized, subject to the control of the Board of Directors of the Company, to determine the selection, amount and time to buy or sell securities for each Fund. In addition to providing investment services, the Manager pays for office space, facilities, business equipment and accounting services (in addition to those provided by the Custodian) for the Company. The Manager compensates all personnel, officers and Directors of the Company if such persons are also employees of the Manager or its affiliates. For these services under the Advisory Agreement, the Company has agreed to pay the Manager a fee computed as described under MANAGEMENT OF THE COMPANY in the Prospectus. Management fees are computed and accrued daily and payable monthly.

     Except for the services and facilities provided by the Manager, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any), brokerage commissions on portfolio transactions (if any), expenses of issuance and redemption of shares, charges of transfer agents, custodians and dividend disbursing agents, cost of preparing and distributing proxy material, costs of printing and engraving stock certificates, auditing and legal expenses, certain expenses of registering and qualifying shares for sale, fees of Directors who are not interested persons (not affiliated) of the Manager, costs of typesetting, printing and mailing the Prospectus, SAI and periodic reports to existing shareholders, and any other charges or fees not specifically enumerated. The Manager pays the cost of printing and mailing copies of the Prospectus, the SAI, and reports to prospective shareholders.


     The Advisory Agreement will remain in effect until June 30, 1998, for each Fund and will continue in effect from year to year thereafter for each Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Directors (on behalf of such Fund) including a majority of the Directors who are not interested persons of the Manager or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Company or the Manager on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined in the 1940 Act).

     From time to time the Manager may, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. Any such waiver or reimbursement may be terminated by the Manager at any time without prior notice to shareholders. The Manager has voluntarily agreed to limit each Fund's annual expenses to .50% of its ANA until August 1, 1998, and will reimburse the Funds for all expenses in excess of the limitations.


     For the last three fiscal years, management fees were as follows:


                                        1995          1996          1997
                                        ----          ----          ----
    New York Bond Fund                 $239,018     $242,866      $248,023
    New York Money Market Fund         $124,264     $154,397      $208,986

         Because the Funds' expenses exceeded the Manager's voluntary expense limitation, the Manager did not receive management fees to which it would have been entitled as follows:

                                        1995          1996          1997
                                        ----          ----          ----
    New York Bond Fund                 $110,439     $102,918      $ 85,840
    New York Money Market Fund         $ 94,923     $ 97,382      $ 86,217

UNDERWRITER

The Company has an agreement with the Manager for exclusive underwriting and distribution of the Funds' shares on a continuing best efforts basis. This agreement provides that the Manager will receive no fee or other compensation for such distribution services.

TRANSFER AGENT

The Transfer Agent performs transfer agent services for the Company under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends and production of reports with respect to account activity for shareholders and the Company. For its services under the Transfer Agency Agreement, each Fund pays the Transfer Agent an annual fixed fee of $26.00 per account. This fee is subject to change at any time.

         The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. In addition, the Funds pay all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Company.

                               GENERAL INFORMATION

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 1713, Boston, MA 02105, is the Company's Custodian. The Custodian is responsible for, among other things, safeguarding and controlling the Company's cash and securities, handling the receipt and delivery of securities and collecting interest on the Company's investments.

COUNSEL

Goodwin, Procter & Hoar LLP, Exchange Place, Boston, MA 02109, will review certain legal matters for the Company in connection with the shares offered by the Prospectus.

INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, 112 East Pecan Suite 2400, San Antonio, TX 78205, is the Company's independent auditor. In this capacity, the firm is responsible for auditing the annual financial statements of the Funds and reporting thereon.

FINANCIAL STATEMENTS


The financial statements of the Funds and the Independent Auditors' Report thereon for the fiscal year ended March 31, 1997, are included in the Annual Report to Shareholders of that date and are incorporated herein by reference. The Manager will deliver a copy of the Annual Report free of charge with each SAI requested.


                         CALCULATION OF PERFORMANCE DATA

Information regarding total return and yield of each Fund is provided under PERFORMANCE INFORMATION in the Prospectus. See VALUATION OF SECURITIES herein for a discussion of the manner in which each Fund's price per share is calculated.

TOTAL RETURN

The New York Bond Fund may advertise performance in terms of average annual total return for 1-, 5-, and 10-year periods, or for such lesser period as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)N = ERV

    Where:     P  =   a hypothetical initial payment of $1,000
               T  =   average annual total return
               n  =   number of years
            ERV   =   ending redeemable value of a hypothetical $1,000 payment
                      made at the beginning of the 1-, 5-, or 10- year periods at the end of the year or period

      The calculation assumes all charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by such Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

      The date of commencement of operations for the New York Bond Fund was October 15, 1990. The Fund's average annual total returns for the periods ended March 31, 1997 were:

 1 year . . . . 5.89%  5 years .  . . . 6.60%   Since inception  . . . . 8.03%


YIELD

The New York Bond Fund may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

          YIELD = 2 left [ left ({a-b} over cd + 1 right)^6 - 1 right]

    Where:    a   =     dividends and interest earned during the period
              b   =     expenses accrued for the period (net of reimbursement)
              c   =     the average daily number of shares outstanding during
                        the period that were entitled to receive dividends
              d   =     the maximum offering price per share on the last day of
                        the period

      For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation in the Fund's portfolio and all recurring charges are recognized.


      The Fund's 30-day yield for the period ended March 31, 1997 was 5.42%.


YIELD - NEW YORK MONEY MARKET FUND


When the New York Money Market Fund quotes a current annualized yield, it is based on a specified recent seven-calendar-day period. It is computed by (1) determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base return, then (3) multiplying the base period return by 52.14 (365/7). The resulting yield figure is carried to the nearest hundredth of one percent.


      The calculation includes (1) the value of additional shares purchased with dividends on the original share, and dividends declared on both the original share and any such additional shares, and (2) any fees charged to all shareholder accounts, in proportion to the length of the base period and the Fund's average account size.

      The capital changes excluded from the calculation are realized capital gains and losses from the sale of securities and unrealized appreciation and depreciation. The Fund's effective (compounded) yield will be computed by dividing the seven-day annualized yield as defined above by 365, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

      Current and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.


              Yield For 7-day Period Ended 3/31/97 . . . . . 2.95%
         Effective Yield For 7-day Period Ended 3/31/97 . . . . . 2.99%


TAX EQUIVALENT YIELD

A tax-exempt mutual fund may provide more "take-home" income than a fully taxable mutual fund after paying taxes. Calculating a "tax equivalent yield" means converting a tax-exempt yield to a pretax equivalent so that a meaningful comparison can be made between a tax-exempt municipal fund and a fully taxable fund. The New York Money Market Fund may advertise performance in terms of a tax equivalent yield based on the 7-day yield or effective yield and the New York Bond Fund may advertise performance in terms of a 30-day tax equivalent yield.

      To calculate a tax equivalent yield, the New York investor must know his Effective Marginal Tax Rate or EMTR. Assuming an investor can fully itemize deductions on his or her federal tax return, the EMTR is the sum of the Federal marginal tax rate and the state (and city if applicable) marginal tax rate adjusted to reflect the deductibility of state (and city if applicable) taxes from Federal taxable income. The formula for computing the EMTR to compare with fully taxable securities subject to federal, state and city taxes is:

       EMTR = Federal Marginal Tax Rate + [(State Marginal Tax Rate + City
               Marginal Tax Rate) x (1-Federal Marginal Tax Rate)]

         The tax equivalent yield is then computed by dividing the tax-exempt yield of a fund by the complement of the EMTR. The complement, for example, of an EMTR of 43.67% is 56.33%, that is (1.00- 0.4367= 0.5633).

    Tax Equivalent Yield = Tax Exempt Yield / (1-Effective Marginal Tax Rate)


         Using a Federal marginal tax rate of 36% and state and city marginal tax rate of 11.99%, resulting in an EMTR of 43.67%, the tax equivalent yields for the New York Bond and New York Money Market Funds for the period ended March 31, 1997 were 9.62% and 5.24%, respectively.


              APPENDIX A - TAX-EXEMPT SECURITIES AND THEIR RATINGS

TAX-EXEMPT SECURITIES

Tax-exempt securities generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets, and water and sewer works. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

         The two principal classifications of tax-exempt securities are "general obligations" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Funds may also invest in tax-exempt private activity bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. There are, of course, many variations in the terms of, and the security underlying tax-exempt securities. Short-term obligations issued by states, cities, municipalities or municipal agencies, include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes and Short-Term Discount Notes.

         The yields of tax-exempt securities depend on, among other things, general money market conditions, conditions of the tax-exempt bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Group (S&P), Fitch Investors Service, Inc. (Fitch), Duff & Phelps Inc., Thompson BankWatch, Inc., and IBCA Inc. represent their opinions of the quality of the securities rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon and rating may have different yields, while securities of the same maturity and coupon but with different ratings may have the same yield. It will be the responsibility of the Manager to appraise independently the fundamental quality of the tax-exempt securities included in a Fund's portfolio.

RATINGS

EXCERPTS FROM MOODY'S BOND (TAX-EXEMPT SECURITIES) RATINGS:

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


Baa Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: THOSE BONDS IN THE AA, A, AND BAA GROUPS WHICH MOODY'S BELIEVES POSSESS THE STRONGEST INVESTMENT ATTRIBUTES ARE DESIGNATED BY THE SYMBOLS AA1, A1, AND BAA1.

EXCERPTS OF MOODY'S RATINGS OF SHORT-TERM LOANS (STATE AND TAX-EXEMPT NOTES):

Moody's ratings for state and tax-exempt notes and other short-term obligations are designated Moody's Investment Grade (MIG). Symbols used will be as follows:

MIG-1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

MIG-2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

EXCERPTS OF MOODY'S RATING OF COMMERCIAL PAPER:


Prime-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:


          o  Leading market positions in well-established industries.
          o  High rates of return on funds employed.
          o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
          o Broad margins in earning coverage of fixed financial charges and high internal cash generation.
          o Well-established access to a range of financial markets and assured sources of alternate liquidity.


Prime-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


EXCERPTS FROM S&P'S BOND RATINGS:

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

PLUS (+) OR MINUS (-): THE RATINGS FROM AA TO BBB MAY BE MODIFIED BY THE ADDITION OF A PLUS OR MINUS SIGN TO SHOW RELATIVE STANDING WITHIN THE MAJOR RATING CATEGORIES.

EXCERPTS OF S&P'S RATINGS OF TAX-EXEMPT NOTES:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

EXCERPTS OF S&P'S RATING OF COMMERCIAL PAPER:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

EXCERPTS OF FITCH'S RATINGS OF BONDS:

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A         Bonds  considered to be investment  grade and of high credit  quality.
          The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.


PLUS (+) AND MINUS (-): PLUS AND MINUS SIGNS ARE USED WITH A RATING SYMBOL TO INDICATE THE RELATIVE POSITION OF A CREDIT WITHIN THE RATING CATEGORY. PLUS AND MINUS SIGNS, HOWEVER, ARE NOT USED IN THE AAA CATEGORY.

EXCERPTS OF FITCH'S RATINGS TO COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT AND TAX-EXEMPT NOTES:

F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.


F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


EXCERPTS FROM DUFF & PHELPS LONG-TERM RATING SCALE:

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

EXCERPTS FROM DUFF & PHELPS COMMERCIAL PAPER RATING SCALE:


D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.


THOMPSON BANKWATCH, INC.

TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.


TBW-3 The lowest investment grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

IBCA INC.

A1        Obligations  supported by the highest  capacity for timely  repayment.
          Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.


A2 Obligations supported by a satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

A3        Obligations  supported by an adequate  capacity for timely  repayment.
          Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.


C Obligations for which there is a high risk of default or which are currently in default.

                APPENDIX B - COMPARISON OF PORTFOLIO PERFORMANCE

Occasionally, we may make comparisons in advertising and sales literature between the Funds contained in this SAI and other Funds in the USAA Family of Funds. These comparisons may include such topics as risk and reward, investment objectives, investment strategies, and performance.

      Fund performance also may be compared to the performance of broad groups of mutual funds with similar investment goals or unmanaged indexes of comparable securities. Evaluations of Fund performance made by independent sources may be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. The Fund or its performance may also be compared to products and services not constituting securities subject to registration under the Securities Act of 1933 such as, but not limited to, certificates of deposit and money market accounts. Sources for performance information and articles about the Fund may include the following:

AAII JOURNAL, a monthly association magazine for members of the American Association of Individual Investors.

ARIZONA REPUBLIC, a newspaper which may cover financial and investment news.

AUSTIN AMERICAN-STATESMAN, a newspaper which may cover financial news.

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

THE BOND BUYER, a daily newspaper which covers bond market news.

BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds.

CHICAGO TRIBUNE, a newspaper which may cover financial news.

CONSUMER REPORTS, a monthly magazine which from time to time reports on companies in the mutual fund industry.

DALLAS MORNING NEWS, a newspaper which may cover financial news.

DENVER POST, a newspaper which may quote financial news.

FINANCIAL PLANNING, a monthly magazine that periodically features companies in the mutual fund industry.

FINANCIAL SERVICES WEEK, a weekly newspaper which covers financial news.

FINANCIAL WORLD, a monthly magazine which may periodically review mutual fund companies.

FORBES,  a  national  business   publication  that   periodically   reports  the
performance of companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

FUND ACTION, a mutual fund news report.

HOUSTON CHRONICLE, a newspaper which may cover financial news.

HOUSTON POST, a newspaper which may cover financial news.

IBC/DONOGHUE'S MONEYLETTER, a biweekly newsletter which covers financial news and from time to time rates specific mutual funds.

IBC'S MONEY MARKET INSIGHT, a monthly money market industry analysis prepared by IBC USA, Inc.

INCOME AND SAFETY, a monthly newsletter that rates mutual funds.

INVESTECH, a bimonthly investment newsletter.

INVESTMENT ADVISOR, a monthly publication directed primarily to the advisor community; includes ranking of mutual funds using a proprietary methodology.

INVESTMENT COMPANY INSTITUTE, a national association of the American Investment Company industry.

INVESTOR'S BUSINESS DAILY, a newspaper which covers financial news.

KIPLINGER'S PERSONAL FINANCE MAGAZINE, a monthly investment advisory publication that periodically features the performance of a variety of securities.

LIPPER ANALYTICAL SERVICES, INC.'S FIXED INCOME FUND PERFORMANCE ANALYSIS, a monthly publication of industry-wide mutual fund performance averages by type of fund.

LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, a weekly and quarterly publication of industry-wide mutual fund performance averages by type of fund.

LOS ANGELES TIMES, a newspaper which may cover financial news.

LOUIS RUKEYSER'S WALL STREET, a publication for investors.

MEDICAL ECONOMICS, a monthly magazine providing information to the medical profession.

MONEY, a monthly magazine that features the performance of both specific funds and the mutual fund industry as a whole.

MONEY FUND REPORT, a weekly publication of the Donoghue Organization, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically: (1) Taxable Money Fund Averages: "100% U.S. Treasury" and "First Tier" and (2) Tax-Free Money Fund Averages: "Stockbroker and General Purpose" and "State Specific Stockbroker and General Purpose".

MORNINGSTAR 5 STAR INVESTOR, a monthly newsletter which covers financial news and rates mutual funds produced by Morningstar, Inc. (a data service which tracks open-end mutual funds).

MUNI BOND FUND REPORT, a monthly newsletter which covers news on the municipal bond market and features performance data for municipal bond mutual funds.

MUNIWEEK, a weekly newspaper which covers news on the municipal bond market.

MUTUAL FUND FORECASTER, a monthly newsletter that ranks mutual funds.

MUTUAL FUND INVESTING, a newsletter covering mutual funds.

MUTUAL FUND PERFORMANCE REPORT, a monthly publication of industry-wide mutual fund averages produced by Morningstar, Inc.

MUTUAL FUNDS MAGAZINE, a monthly publication reporting on mutual fund investing.

MUTUAL FUND SOURCE BOOK, an annual publication produced by Morningstar, Inc. which describes and rates mutual funds.

MUTUAL  FUND  VALUES,   a  biweekly   guidebook  to  mutual  funds  produced  by
Morningstar, Inc.

NEWSWEEK, a national business weekly.

NEW YORK TIMES, a newspaper which may cover financial news.

NO LOAD FUND INVESTOR, a newsletter covering companies in the mutual fund industry.

PERSONAL INVESTOR, a monthly magazine which from time to time features mutual fund companies and the mutual fund industry.

SAN ANTONIO BUSINESS JOURNAL, a weekly newspaper that periodically covers mutual fund companies as well as financial news.

SAN ANTONIO EXPRESS-NEWS, a newspaper which may cover financial news.

SAN FRANCISCO CHRONICLE, a newspaper which may cover financial news.

SMART MONEY, a monthly magazine featuring news and articles on investing and mutual funds.

USA TODAY, a newspaper which may cover financial news.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper which covers financial news.

WASHINGTON POST, a newspaper which may cover financial news.

WEISENBERGER MUTUAL FUNDS INVESTMENT REPORT, a monthly newsletter that reports on both specific mutual fund companies and the mutual fund industry as a whole.

WORTH, a magazine which covers financial and investment subjects including mutual funds.

YOUR MONEY, a monthly magazine directed towards the novice investor.

      In addition to the sources above, performance of our Funds may also be tracked by Lipper Analytical Services, Inc. Each Fund will be compared to Lipper's appropriate fund category according to objective and portfolio holdings. The New York Bond Fund will be compared to funds in Lipper's New York tax-exempt bond funds category, and the New York Money Market Fund to funds in Lipper's New York short-term tax-exempt bond funds category. Footnotes in advertisements and other sales literature will include the time period applicable for any rankings used.

      For comparative purposes, unmanaged indices of comparable securities or economic data may be cited. Examples include the following:

  - Shearson Lehman Hutton Bond Indices, indices of fixed-rate debt issues rated investment grade or higher which can be found in the BOND MARKET REPORT.

  - Bond Buyer Indices, indices of debt of varying maturities including revenue bonds, general obligation bonds, and U.S. Treasury bonds which can be found in MUNIWEEK and THE BOND BUYER.

      Other sources for total return and other performance data which may be used by the Fund or by those publications listed previously are Morningstar, Inc., Schabaker Investment Management, and Investment Company Data, Inc. These are services that collect and compile data on mutual fund companies.

                  APPENDIX C - TAXABLE EQUIVALENT YIELD TABLES

             I. COMBINED FEDERAL AND NEW YORK STATE INCOME TAX RATES

Assuming a Federal
Marginal Tax Rate of:            28%           31%           36%         39.6%
and a State Rate of:           7.59%         7.59%         7.59%         7.59%
The Effective Marginal
Tax Rate would be:      33.4648% (a)  36.2371% (b)  40.8576% (c)  44.1844% (d)

To Match a Double
Tax Free Yield of:        A Fully Taxable Investment Would Have to Pay You:

     2.00%                     3.01%         3.14%         3.38%         3.58%
     3.00%                     4.51%         4.70%         5.07%         5.37%
     4.00%                     6.01%         6.27%         6.76%         7.17%
     5.00%                     7.51%         7.84%         8.45%         8.96%
     6.00%                     9.02%         9.41%        10.15%        10.75%
     7.00%                    10.52%        10.98%        11.84%        12.54%

(a)FEDERAL RATE OF 28% + (NEW YORK STATE RATE OF 7.59% x (1 - 28%))
(b)FEDERAL RATE OF 31% + (NEW YORK STATE RATE OF 7.59% x (1 - 31%))
(c)FEDERAL RATE OF 36% + (NEW YORK STATE RATE OF 7.59% x (1 - 36%))
(d)FEDERAL RATE OF 39.6% + (NEW YORK STATE RATE OF 7.59% x (1 - 39.6%))

    II. COMBINED FEDERAL, NEW YORK STATE, AND NEW YORK CITY INCOME TAX RATES

Assuming a Federal
Marginal Tax Rate of:             28%          31%           36%         39.6%
and a State and City
   Rate of:                    11.99%       11.99%        11.99%        11.99%
The Effective Marginal
Tax Rate would be:       36.6328% (e) 39.2731% (f)  43.6736% (g)  46.8420% (h)

To Match a Triple
Tax Free Yield of: A Fully Taxable Investment Would Have to Pay You:

     2.00%                     3.16%         3.29%         3.55%         3.76%
     3.00%                     4.73%         4.94%         5.33%         5.64%
     4.00%                     6.31%         6.59%         7.10%         7.52%
     5.00%                     7.89%         8.23%         8.88%         9.41%
     6.00%                     9.47%         9.88%        10.65%        11.29%
     7.00%                    11.05%        11.53%        12.43%        13.17%

                      (e) FEDERAL RATE OF 28% + ((NEW YORK STATE RATE OF 7.59% + CITY RATE OF 4.4%) x (1 - 28%))

(f) FEDERAL RATE OF 31% + ((NEW YORK STATE RATE OF 7.59% + CITY RATE OF 4.4%) x (1 - 31%))

(g) FEDERAL RATE OF 36% + ((NEW YORK STATE RATE OF 7.59% + CITY RATE OF 4.4%) x (1 - 36%))

(h) FEDERAL RATE OF 39.6% + ((NEW YORK STATE RATE OF 7.59% + CITY RATE OF 4.4%) x (1 - 39.6%))

THESE TABLES ARE HYPOTHETICAL ILLUSTRATIONS AND SHOULD NOT BE CONSIDERED AN INDICATION OF FUND PERFORMANCE OF ANY OF THE USAA FAMILY OF FUNDS.

THESE RATES WERE SELECTED AS EXEMPLARY RATES THAT WOULD BE RELEVANT TO MOST TAXPAYERS.

                       APPENDIX D - DOLLAR-COST AVERAGING

Dollar-cost averaging is a systematic investing method which can be used by investors as a disciplined technique for investing. A fixed amount of money is invested in a security (such as a stock or mutual fund) on a regular basis over a period of time, regardless of whether securities markets are moving up or down.

      This practice reduces average share costs to the investor who acquires more shares in periods of lower securities prices and fewer shares in periods of higher prices.

      While dollar-cost averaging does not assure a profit or protect against loss in declining markets, this investment strategy is an effective way to help calm the effect of fluctuations in the financial markets. Systematic investing involves continuous investment in securities regardless of fluctuating price levels of such securities. Investors should consider their financial ability to continue purchases through periods of low and high price levels.

      As the following chart illustrates, dollar-cost averaging tends to keep the overall cost of shares lower. This example is for illustration only, and different trends would result in different average costs.



                         HOW DOLLAR-COST AVERAGING WORKS

                      $100 Invested Regularly for 5 Periods

                                  Market Trend
               -----------------------------------------------------------------

                            Down                    Up              Mixed
               -----------------------------------------------------------------
               Share     Shares       Share       Shares      Share    Shares
Investment     Price     Purchased    Price       Purchased   Price    Purchased
               -------------------    ---------------------   ------------------
   $100           10       10           6          16.67        10      10
    100            9       11.1         7          14.29         9      11.1
    100            8       12.5         7          14.29         8      12.5
    100            8       12.5         9          11.1          9      11.1
    100            6       16.67       10          10           10      10
   ----           --       ----        --          ----        ---      ---
   $500        ***41       62.77    ***39          66.35     ***46      54.7
              *Avg. Cost:  $7.97       *Avg. Cost: $7.54   *Avg. Cost:  $9.14
                           -----                   -----                -----
          **Avg. Price:    $8.20      **Avg. Price:$7.80  **Avg Price:  $9.20
                           -----                   -----                -----


  * Average Cost is the total amount invested divided by number of shares purchased.

 ** Average Price is the sum of the prices paid divided by number of purchases. *** Cumulative total of share prices used to compute average prices.

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                                       31

17005-0897

                                     Part B




                   Statement of Additional Information for the

                                Virginia Bond and
                           Virginia Money Market Funds

[USAA EAGLE LOGO]



        USAA                                      STATEMENT OF
        TAX EXEMPT                                ADDITIONAL INFORMATION
        FUND, INC.                                August 1, 1997


--------------------------------------------------------------------------------

                           USAA TAX EXEMPT FUND, INC.
                                 VIRGINIA FUNDS



USAA TAX EXEMPT FUND, INC. (the Company) is a registered investment company offering shares of ten no-load mutual funds, two of which are described in this Statement of Additional Information (SAI): the Virginia Bond Fund and Virginia Money Market Fund (collectively, the Funds or the Virginia Funds). Each Fund is classified as diversified and has a common investment objective of providing Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes. The Virginia Money Market Fund has a further objective of preserving capital and maintaining liquidity.

You may obtain a free copy of a Prospectus for the Virginia Funds dated August 1, 1997, by writing to USAA Tax Exempt Fund, Inc., 9800 Fredericksburg Rd., San Antonio, TX 78288, or by calling toll free 1-800-531- 8181. The Prospectus provides the basic information you should know before investing in the Funds. This SAI is not a Prospectus and contains information in addition to and more detailed than that set forth in the Prospectus. It is intended to provide you with additional information regarding the activities and operations of the Company and the Funds, and should be read in conjunction with the Prospectus.


--------------------------------------------------------------------------------

                                TABLE OF CONTENTS



         PAGE
           2   Valuation of Securities
           2   Additional Information Regarding Redemption of Shares
           3   Investment Plans
           4   Investment Policies
           5   Investment Restrictions
           6   Special Risk Considerations
           8   Portfolio Transactions
           9   Further Description of Shares
          10   Certain Federal Income Tax Considerations
          11   Virginia Taxation
          12   Directors and Officers of the Company
          14   The Company's Manager
          15   General Information
          16   Calculation of Performance Data
          17   Appendix A - Tax-Exempt Securities and Their Ratings
          20   Appendix B - Comparison of Portfolio Performance
          23   Appendix C - Taxable Equivalent Yield Table
          24   Appendix D - Dollar-Cost Averaging

                             VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing best efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV value per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.


     A Fund's NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.


      The investments of the VIRGINIA BOND FUND are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value. Repurchase agreements are valued at cost. Securities which cannot be valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors.

      The value of the VIRGINIA MONEY MARKET FUND'S securities is stated at amortized cost which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive upon the sale of the instrument.

      The valuation of the Virginia Money Market Fund's portfolio instruments based upon their amortized cost is subject to the Fund's adherence to certain procedures and conditions. Consistent with regulatory requirements, the Manager will only purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Manager will invest only in securities that have been determined to present minimal credit risk and that satisfy the quality and diversification requirements of applicable rules and regulations of the Securities and Exchange Commission (SEC).

      The Board of Directors has established procedures designed to stabilize the Virginia Money Market Fund's price per share, as computed for the purpose of sales and redemptions, at $1.00. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $1.00 NAV per share. Such procedures include review of the Fund's holdings at such intervals as is deemed appropriate to determine whether the Fund's NAV calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Board of Directors will take such corrective action as it regards necessary and appropriate. Such action may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing a NAV per share by using available market quotations.

              ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of a shareholder's investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund's portfolio. Requests for redemption which are subject to any special conditions, or which specify an effective date other than as provided herein, cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares, depending upon the price when redeemed.

      The Board of Directors may cause the redemption of an account with a balance of less than 50 shares provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time of the establishment of the account, (2) the total value of such shares has been reduced, for reasons other than market action, below $50 in the case of an account in the Virginia Money Market Fund or $500 in the case of an account in the Virginia Bond Fund, (3) the account has remained below the minimum level for six months, and (4) 60 days' prior written notice of the proposed redemption has been sent to the shareholder. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Directors. Prompt payment will be made by mail to the last known address of the shareholder.

      The Company reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Company normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Company's investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Company's shareholders.


      For the mutual protection of the investor and the Funds, the Company may require a signature guarantee. If required, EACH signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual's commanding officer.


REDEMPTION BY CHECK


Shareholders in the Virginia Money Market Fund may request that checks be issued for their account. Checks must be written in the amount of at least $250.


      Checks issued to shareholders of the Fund will be sent only to the person in whose name the account is registered and only to the address of record. The checks must be manually signed by the registered owner(s) exactly as the account is registered. For joint accounts the signature of either or both joint owners will be required on the check, according to the election made on the signature card. Dividends will continue to be earned by the shareholder until the shares are redeemed by the presentation of a check.


      When a check is presented to USAA Shareholder Account Services (Transfer Agent) for payment, a sufficient number of full and fractional shares in the investor's account will be redeemed to cover the amount of the check. If an investor's account is not adequate to cover the amount of a check, the check will be returned unpaid. Because the value of each account changes as dividends are accrued on a daily basis, checks may not be used to close an account.

      The Transfer Agent will return to the shareholder checks paid during the month by separate mail. The checkwriting privilege will be subject to the customary rules and regulations of State Street Bank and Trust Company (State Street Bank or the Custodian) governing checking accounts. There is no charge to the shareholder for the use of the checks or for subsequent reorders of checks.


      The Company reserves the right to assess a processing fee against a shareholder's account for any redemption check not honored by a clearing or paying agent. Currently, this fee is $15 and is subject to change at any time. Some examples of such dishonor are improper endorsement, checks written for an amount less than the minimum check amount, and insufficient or uncollectible funds.

      The Company, the Transfer Agent and State Street Bank each reserve the right to change or suspend the checkwriting privilege upon 30 days' written notice to participating shareholders.

                                INVESTMENT PLANS

The following investment plans are made available by the Company to shareholders of the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place on the last business day before the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.

AUTOMATIC PURCHASE OF SHARES


INVESTRONIC(R) - The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

DIRECT PURCHASE SERVICE - The periodic purchase of shares through electronic funds transfer from an employer (including government allotments), an income-producing investment, or an account with a participating financial institution.


AUTOMATIC PURCHASE PLAN - The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

BUY/SELL SERVICE - The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account.

      Participation in these systematic purchase plans will permit a shareholder to engage in dollar-cost averaging. For additional information concerning the benefits of dollar-cost averaging, see APPENDIX D.

SYSTEMATIC WITHDRAWAL PLAN

If a shareholder in a single investment account (accounts in different Funds cannot be aggregated for this purpose) owns shares having a NAV of $5,000 or more, the shareholder may request that enough shares to produce a fixed amount of money be liquidated from the account monthly or quarterly. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, shareholders may choose to have withdrawals electronically deposited at their bank or other financial institution. They may also elect to have checks mailed to a designated address.


      Such a plan may be initiated by depositing shares worth at least $5,000 with the Transfer Agent and by completing the Systematic Withdrawal Plan application, which may be requested from the Manager. The shareholder may terminate participation in the plan at any time. There is no charge to the shareholder for withdrawals under the Systematic Withdrawal Plan. The Company will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.


      Withdrawals will be made by redeeming full and fractional shares on the date selected by the shareholder at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of a shareholder's investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, shareholders should not expect withdrawals to be offset by rising income or share value gains.

      Each redemption of shares may result in a gain or loss, which must be reported on the shareholder's income tax return. Therefore, a shareholder should keep an accurate record of any gain or loss on each withdrawal.

                               INVESTMENT POLICIES

The section captioned INVESTMENT OBJECTIVES AND POLICIES in the Prospectus describes the fundamental investment objectives and the investment policies applicable to each Fund and the following is provided as additional information.

CALCULATION OF PORTFOLIO WEIGHTED AVERAGE MATURITIES

Weighted average maturity is derived by multiplying the value of each investment by the number of days remaining to its maturity, adding these calculations, and then dividing the total by the value of the Fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

      With respect to obligations held by the Virginia Bond Fund, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity. In addition, for purposes of the Fund's investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features which, in the judgment of the Manager, will result in the instrument being valued in the market as though it has the earlier maturity.

      The Virginia Money Market Fund will determine the maturity of an obligation in its portfolio in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act).

LENDING OF SECURITIES

Each Fund may lend its securities. A lending policy may be authorized by the Company's Directors and implemented by the Manager, but securities may be loaned only to qualified broker-dealers or institutional investors that agree to maintain cash collateral with the Company equal at all time to at least 100% of the value of the loaned securities. The Directors will establish procedures and monitor the creditworthiness of any institution or broker-dealer during such time as any loan is outstanding. The Company will continue to receive interest on the loaned securities and will invest the cash collateral in readily marketable short-term obligations of high quality, thereby earning additional interest. Interest on loaned tax-exempt securities received by the borrower and paid to the Company will not be exempt from federal income taxes in the hands of the Company.

     No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund's total assets. The Company may terminate such loans at any time.

REPURCHASE AGREEMENTS

Each Fund may invest up to 5% of its total assets in repurchase agreements. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Funds' custodian until repurchased. If the seller defaults and the value of the underlying security declines, a Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. Any investments in repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by a Fund.

OTHER POLICIES

Although the Virginia Bond Fund is permitted to invest in options, financial futures contracts and options on financial futures contracts, the Fund has no current intention of doing so and will not invest in such securities without first notifying shareholders and supplying further information in the Prospectus.

                             INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Company for and are applicable to each Fund. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the Fund's outstanding voting securities. The investment restrictions of one Fund may be changed without affecting those of the other Fund.

Under the restrictions, neither Fund will:

(1) With respect to 75% of its total assets, purchase securities of any issuer (other than a security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States; or any certificate of deposit for any of the foregoing) if as a result more than 5% of the total assets of that Fund would be invested in securities of such issuer; for purposes of this limitation, identification of the "issuer" will be based on a determination of the source of assets and revenues committed to meeting interest and principal payments of each security; for purposes of this limitation the Commonwealth of Virginia or other jurisdictions and each of its separate political subdivisions, agencies, authorities and instrumentalities shall be treated as a separate issuer;

(2)   Purchase more than 10% of the outstanding voting securities of any issuer;

(3) Borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

(4) Pledge, mortgage or hypothecate its assets to any extent greater than 10% of the value of its total assets;

(5) Purchase or retain securities of any issuer if any officer or Director of the Company or its Manager owns individually more than one-half of one percent (1/2%) of the securities of that issuer, and collectively the officers and Directors of the Company and Manager together own more than 5% of the securities of that issuer;


(6) Purchase any securities which would cause 25% or more of the value of that Fund's total assets at the time of such purchase to be invested in securities the interest upon which is derived from revenues or projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, electric power project revenue bonds, or in industrial revenue bonds which are based, directly or indirectly, on the credit of private entities of any one industry; provided that the foregoing limitation does not apply with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and, in the case of the Virginia Money Market Fund, certificates of deposit and banker's acceptances of domestic banks;


(7)   Invest in issuers for the purpose of exercising control or management;

(8) Issue senior securities as defined in the 1940 Act, except that it may purchase tax-exempt securities on a "when-issued" basis and may purchase and sell financial futures contracts and options as permitted by Section 18(f)(2);

(9) Underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory underwriter in the distribution of any restricted securities or not readily marketable securities;

(10) Purchase or sell real estate, but this shall not prevent investments in tax-exempt securities secured by real estate or interests therein;

(11) Lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements;

(12) Purchase on margin or sell short; for purposes of this restriction the deposit or payment of initial or variation margin in connection with financial futures contracts or related options will not be deemed to be a purchase of securities on margin by a Fund;

(13) Purchase or sell commodities or commodities contracts, except that the Fund may invest in financial futures contracts and options thereon;

(14) Invest its assets in securities of other investment companies except by purchases in the open market involving only customary brokers' commissions or as part of a merger, consolidation, reorganization or purchase of assets approved by the shareholders; or

(15) Invest in put, call, straddle or spread options or interests in oil, gas, or other mineral exploration or development programs, except that a Fund may write covered call options and purchase put options.

ADDITIONAL RESTRICTIONS


The following restrictions are not considered to be fundamental policies of the Funds. The Company's Board of Directors may change these additional restrictions without notice to or approval by the shareholders.


Neither Fund will:

(1) Invest more than 15% (10% with respect to the Virginia Money Market Fund) of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

(2) Purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

                           SPECIAL RISK CONSIDERATIONS

A substantial portion of the Funds' investments will consist of debt obligations issued to obtain funds for bonds issued by or on behalf of Virginia state and local governments and other public authorities (Virginia Issues). For this reason, the Funds are affected by political, economic, regulatory or other developments which constrain the taxing, revenue collecting and spending authority of Virginia issuers or otherwise affect the ability of Virginia issuers to pay interest, repay principal, or any premium. The following information constitutes only a brief summary of some of such developments and does not purport to be a complete description.

      Investors should be aware of certain factors that might affect the financial condition of issuers of Virginia municipal securities.

      Virginia Issues may include primarily debt obligations of the subdivisions of the Commonwealth of Virginia issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, schools, streets and water and sewer works. Other purposes for which bonds may be issued include the obtaining of funds to lend to public or private institutions for the construction of facilities such as educational, hospital, housing, and solid waste disposal facilities. The latter are generally payable from private sources which, in varying degrees, may depend on local economic conditions, but are not necessarily affected by the ability of the Commonwealth of Virginia and its political subdivisions to pay their debts. Therefore, the general risk factors as to the credit of the State or its political subdivision discussed herein may not be relevant to the Virginia Issues.


      (a) THE COMMONWEALTH AS AN ISSUER. To the extent bonds of the Commonwealth of Virginia are included in the Virginia Issues, information on the financial condition of the Commonwealth is noted. The Constitution of Virginia limits the ability of the Commonwealth to create debt. The Constitution requires a balanced budget. The Commonwealth has maintained a high level of fiscal stability for many years due in large part to conservative financial operations and diverse sources of revenue. The economy of the Commonwealth of Virginia is based primarily on manufacturing, the government sector (including defense), agriculture, mining and tourism. The Federal Base Closing Commission has ordered that a number of military facilities in Virginia be closed or reduced. In 1995 Motorola and IBM each announced the location of major manufacturing facilities in Virginia. The Commonwealth ended the fiscal year on June 30, 1995, with general fund revenues exceeding budget projections by $51.6 million.

      In DAVIS V. MICHIGAN (decided March 28, 1989), the United States Supreme Court ruled unconstitutional Michigan's statute exempting from state income tax the retirement benefits paid by the state or local governments and not exempting retirement benefits paid by the federal government. At the time of this ruling, under legislation subsequently amended in 1989 to provide uniform taxation of retirement benefits of all retirees, Virginia exempted state and local but not federal government retirement benefits. A number of suits for refunds based on DAVIS V. MICHIGAN were filed by federal retirees in state courts in 1989.

      During pendency of an appeal to the Virginia Supreme Court in the principal refund suit, HARPER V. DEPARTMENT OF TAXATION, the General Assembly enacted legislation intended to settle the retirees' litigation by providing for payments of $60 million on March 1, 1995, and (subject to appropriation) $70 million on each March 1 thereafter through March 31, 1999, to retirees who accepted the settlement, released the Commonwealth from all claims based on taxation of federal retirement benefits during 1985-88 and dismissed all related lawsuits to which they were parties. Approximately 91% of the retirees accepted the settlement. At June 30, 1985, the Commonwealth's long-term liability under this legislation, as adjusted for opt-outs from the settlement, was $183.6 million.

      On September 15, 1995, the Virginia Supreme Court decided the HARPER appeal in favor of the retirees and ordered refunds with interest. The Commonwealth did not seek an appeal or rehearing of this decision and has issued refund checks to the retirees who opted out of the legislative settlement. The cost of the refund was approximately $78.4 million, including interest.


      The Governor proposed a plan to the General Assembly to eliminate or reduce parole for persons convicted of violent crime. In that connection he proposed the issuance of bonds to finance part of the cost of additional prisons that would result from the program. The General Assembly approved part of the plan, with bonds to be issued by the Virginia Public Building Authority or other entities and leased to the Commonwealth.

      The Commonwealth currently has a Standard & Poor's rating of AAA and a Moody's rating of Aaa on its general obligation bonds. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions. Further, the credit of the Commonwealth is not material to the ability of political subdivisions and private entities to make payments on the obligations described below.

      (b) BONDS OF OTHER ENTITIES. General obligations of cities, towns and counties in Virginia are payable from the general revenues of the entity, including ad valorem tax revenues on property within the jurisdiction. The obligation to levy taxes could be enforced by mandamus, but such a remedy may be impracticable and difficult to enforce. Under section 15.1-227.61 of the Code of Virginia of 1950, as amended, a holder of any general obligation bond in default may file an affidavit setting forth such default with the Governor. If, after investigating, the Governor determines that such default exists, he is directed to order the State Comptroller to withhold State funds appropriated and payable to the entity and apply the amount so withheld to unpaid principal and interest. The Commonwealth, however, has no obligation to provide any additional funds necessary to pay such principal and interest.

      Revenue bonds issued by Virginia political subdivisions include (1) revenue bonds payable exclusively from revenue producing governmental enterprises and (2) industrial revenue bonds, college and hospital revenue bonds and other "private activity bonds" which are essentially non-governmental debt issues and which are payable exclusively by private entities such as non-profit organizations and business concerns of all sizes. State and local governments have no obligation to provide for payment of such private activity bonds and in many cases would be legally prohibited from doing so. The value of such private activity bonds may be affected by a wide variety of factors relevant to particular localities or industries, including economic developments outside of Virginia.

      Virginia municipal securities that are lease obligations are customarily subject to "non-appropriation" clauses which allow the municipality, or other public entity, to terminate its lease obligations if moneys to make the lease payments are not appropriated for that purpose. Legal principles may restrict the enforcement of provisions in lease financing limiting the municipal issuer's ability to utilize property similar to that leased in the event that debt service is not appropriated.

      Recent amendments to Chapter 9 of the United States Bankruptcy Code, which applies to bankruptcies by political subdivisions, limit the filing under that chapter to political subdivisions that have been specifically authorized to do so under applicable state law. The Company is not aware of any statute in Virginia that gives any such authorization to political subdivisions in Virginia. Bonds payable exclusively by private entities may be subject to the provisions of the United States Bankruptcy Code other than Chapter 9.

      (c) OTHER FACTORS. Virginia municipal issuers have generally not been required to provide ongoing information about their finances and operations to holders of their debt obligations, although a number of cities, counties and other issuers prepare annual reports. Virginia political subdivisions that sell bonds after July 3, 1995, will be subject to Rule 15c2-12 of the SEC that requires continuing disclosure, including annual audited financial statements, with respect to those obligations, unless exempted by the Rule.

      Although revenue obligations of the Commonwealth or its political subdivisions may be payable from a specific project or source, including lease rentals, there can be no assurance that future economic difficulties and the resulting impact on Commonwealth and local government finances will not adversely affect the market value of the portfolio of the Fund or the ability of the respective obligors to make timely payments of principal and interest on such obligations.

      With respect to Virginia Issues that are backed by a letter of credit issued by a foreign or domestic bank, the ultimate source of payment is the bank. Investment in foreign banks may involve risks not present in domestic investments. These include the fact that the foreign bank may be subject to different, and in some cases less comprehensive, regulatory, accounting, financial reporting and disclosure standards than are domestic banks.

      When Virginia Issues are insured by a municipal bond insurer, there are certain risks which the bond insurance policy typically does not cover. For example, some insurance policies do not insure against loss resulting from: (1) a pre-payment premium; (2) an optional or mandatory redemption (other than sinking fund redemptions); (3) an accelerated payment; (4) a payment of the purchase price of Virginia Issues upon tender thereof; and (5) a preference. Certain municipal bond insurers may not insure against nonpayment of principal of or interest on Virginia Issues resulting from the insolvency, negligence or any other act or omission of a paying agent for Virginia Issues. Also, the capitalization of the various municipal bond insurers is not uniform. If an insurer of Virginia Issues must make payments pursuant to its bond insurance policy, such payments could be limited by, among other things, such companies' capitalization and insurance regulatory authorities.

      The rights of the holders of the Virginia Issues and the enforceability of the Virginia Issues and the financing documents may be subject to (1)
bankruptcy, insolvency, reorganization, moratorium and other similar laws relating to or affecting creditors' rights, in effect now or after the date of the issuance of Virginia Issues, to the extent constitutionally applicable, (2) principles of equity, and (3) the exercise of judicial discretion.


      There are risks in any investment program, and there is no assurance that either Fund will achieve its investment objective. Virginia Issues are subject to relative degrees of risk, including credit risk, market volatility, tax law change and fluctuation of the return of the investment of the Virginia Issues proceeds. Credit risk relates to the issuer's, pledgor's, contributor's, grantor's, credit enhancer's and/or guarantor's ability to make timely payments of principal and interest and any premium. Furthermore, in revenue bond financings, the bonds may be payable exclusively from moneys derived from the fees, rents and other charges collected from the bond-financed project. Payment of principal, interest and any premium on the bonds by the issuer of Virginia Issues which are revenue bonds may be adversely affected if the collection of fees, rents and charges from the project is diminished. Market volatility relates to the changes in market price that occur as a result of variations in the level of prevailing interest rates and yield relationships between sectors in the tax-exempt securities market and other market factors. Also, each Fund will be affected by general changes in interest rates nationally which will result in increases or decreases in the value of the securities held by such Fund.


      The ability of each Fund to achieve its investment objectives is dependent on the continuing ability of the issuers of Virginia Issues in which the Fund invests to meet their obligations for the payment of principal, interest and premium when due.

                             PORTFOLIO TRANSACTIONS

The Manager, pursuant to the Advisory Agreement dated July 20, 1990, supplemented by letter agreement dated July 26, 1990, and subject to the general control of the Company's Board of Directors, places all orders for the purchase and sale of Fund securities. Purchases of Fund securities are made either directly from the issuer or from dealers who deal in tax-exempt securities. The Manager may sell Fund securities prior to maturity if circumstances warrant and if it believes such disposition is advisable. In connection with portfolio transactions for the Company, the Manager seeks to obtain the best available net price and most favorable execution for its orders. The Manager has no agreement or commitment to place transaction with any broker-dealer and no regular formula is used to allocate orders to any broker-dealer. However, the Manager may place security orders with brokers or dealers who furnish research or other services to the Manager as long as there is no sacrifice in obtaining the best overall terms available. Payment for such services would be generated only through purchase of new issue fixed income securities.

      Such research and other services may include, for example: advice concerning the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. The Manager continuously reviews the performance of the broker-dealers with whom it places orders for transactions. The receipt of research from broker-dealers that execute transactions on behalf of the Company may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager), and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Company. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Company. Such research and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research. See THE COMPANY'S MANAGER.

      On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Company, as well as the Manager's other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Company with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Company. In some instances, this procedure may impact the price and size of the position obtainable for the Company.

      The tax-exempt security market is typically a "dealer" market in which investment dealers buy and sell bonds for their own accounts, rather than for customers, and although the price may reflect a dealer's mark-up or mark-down, the Company pays no brokerage commissions as such. In addition, some securities may be purchased directly from issuers.

PORTFOLIO TURNOVER RATES

The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year.

      The rate of portfolio turnover will not be a limiting factor when the Manager deems changes in the Virginia Bond Fund's portfolio appropriate in view of its investment objective. For example, securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality may be purchased at approximately the same time in order to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of tax-exempt securities.

      For the last two fiscal years the Virginia Bond Fund's portfolio turnover rates were as follows:


               1996. . . . . 27.20%            1997. . . . . 26.84%


Portfolio turnover rates have been calculated excluding short-term variable rate securities, which are those with put date intervals of less than one year.

                          FURTHER DESCRIPTION OF SHARES

The Company is authorized to issue shares in separate portfolios. Ten such portfolios have been established, two of which are described in this SAI. Under the Articles of Incorporation, the Board of Directors is authorized to create new portfolios in addition to those already existing without shareholder approval. The Company began offering shares of the Virginia Bond and Virginia Money Market Funds in October 1990.


      Each Fund's assets and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Company not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds' relative net assets during the fiscal year or in such other manner as the Board determines to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board.

      On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset values of the Funds' shares. However, on matters affecting an individual Fund a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter which does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Company's Board of Directors, and the holders of less than 50% of the shares voting for the election of Directors will not be able to elect any person as a Director.

      Shareholders of a particular Fund might have the power to elect all of the Directors of the Company because that Fund has a majority of the total outstanding shares of the Company. When issued, each Fund's shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.

                    CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

TAXATION OF THE FUNDS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, each Fund will not be liable for federal income taxes on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that are distributed to shareholders, provided that each Fund distributes at least 90% of its net investment income and net short-term capital gain for the taxable year.

      To qualify as a regulated investment company, a Fund must, among other things, (1) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (the 90% test); (2) derive in each taxable year less than 30% of its gross income from the sale or other disposition of stock or securities held less than three months (the 30% test), and (3) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year. Furthermore, to pay tax-exempt interest income dividends, at least 50% of the value of each Fund's total assets at the close of each quarter of its taxable year must consist of obligations the interest of which is exempt from federal income tax. Each Fund intends to satisfy this requirement.

      The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for the calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31, and (3) any prior amounts not distributed. Each Fund intends to make such distributions as are necessary to avoid imposition of this excise tax.

      For federal income tax purposes, debt securities purchased by the Funds may be treated as having original issue discount. Original issue discount represents interest income for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as earned by the Funds, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. However, original issue discount with respect to tax-exempt obligations generally will be excluded from the Funds' taxable income, although such discount will be included in gross income for purposes of the 90% test and the 30% test described previously. Original issue discount with respect to tax-exempt securities is accrued and added to the adjusted tax basis of such securities for purposes of determining gain or loss upon sale or at maturity. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. An investment in a stripped bond or stripped coupon will result in original issue discount.

      Debt securities may be purchased by the Funds at a market discount. Market discount occurs when a security is purchased at a price less than the original issue price adjusted for accrued original issue discount, if any. The Funds intend to defer recognition of accrued market discount until maturity or other disposition of the bond. For securities purchased at a market discount, the gain realized on disposition will be treated as taxable ordinary income to the extent it does not exceed accrued market discount on the bond.

      The Funds may also purchase debt securities at a premium, i.e., at a purchase price in excess of face amount. With respect to tax-exempt securities, the premium must be amortized to the maturity date but no deduction is allowed for the premium amortization. The amortized bond premium will reduce the Funds' adjusted tax basis in the securities. For taxable securities, the premium may be amortized if the Funds so elect. The amortized premium on taxable securities is first offset against interest received on the securities and then allowed as a deduction, and, for securities issued after September 27, 1985, must be amortized under an economic accrual method.

TAXATION OF THE SHAREHOLDERS

Taxable distributions are generally included in a shareholder's gross income for the taxable year in which they are received. Dividends declared in October, November, or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if a Fund pays the dividend during the following January. It is expected that none of the Funds' distributions will qualify for the corporate dividends-received deduction.

      To the extent that a Fund's dividends distributed to shareholders are derived from interest income exempt from federal income tax and are designated as "exempt-interest dividends" by a Fund, they will be excludable from a shareholder's gross income for federal income tax purposes. Shareholders who are recipients of Social Security benefits should be aware that exempt-interest dividends received from a Fund are includible in their "modified adjusted gross income" for purposes of determining the amount of such Social Security benefits, if any, that are required to be included in their gross income.

      A shareholder of the Virginia Bond Fund should be aware that a redemption of shares (including any exchange into another USAA Fund) is a taxable event and, accordingly, a capital gain or loss may be recognized. If a shareholder receives an exempt-interest dividend with respect to any share and such share has been held for six months or less, any loss on the redemption or exchange will be disallowed to the extent of such exempt-interest dividend. Similarly, if a shareholder of the Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges shares before he has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss.

      The Funds may invest in private activity bonds. Interest on certain private activity bonds issued after August 7, 1986, is an item of tax preference for purposes of the Federal Alternative Minimum Tax (AMT), although the interest continues to be excludable from gross income for other purposes. AMT is a supplemental tax designed to ensure that taxpayers pay at least a minimum amount of tax on their income, even if they make substantial use of certain tax deductions and exclusions (referred to as tax preference items). Interest from private activity bonds is one of the tax preference items that is added to income from other sources for the purposes of determining whether a taxpayer is subject to the AMT and the amount of any tax to be paid. For corporate investors, alternative minimum taxable income is increased by 75% of the amount by which adjusted current earnings (ACE) exceeds alternative minimum taxable income before the ACE adjustment. For corporate taxpayers, all tax-exempt interest is considered in calculating the AMT as part of the ACE. Prospective investors should consult their own tax advisers with respect to the possible application of the AMT to their tax situation.

      Opinions relating to the validity of tax-exempt securities and the exemption of interest thereon from federal income tax are rendered by recognized bond counsel to the issuers. Neither the Manager's nor the Funds' counsel makes any review of the basis of such opinions.

                                VIRGINIA TAXATION

As a regulated investment company, each Fund may distribute dividends (Virginia exempt-interest dividends) that are exempt from the Virginia income tax to its shareholders if (1) at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations, the interest on which is excluded from gross income for federal income tax purposes and (2) the Fund satisfies certain Virginia reporting requirements. The Funds intend to qualify and report under the above requirement so that they can distribute Virginia exempt-interest dividends. If a Fund fails to so qualify or report, no part of its dividends will be exempt from the Virginia income tax.


      The portion of dividends constituting Virginia exempt-interest dividends is that portion derived from obligations of Virginia or its political subdivisions or instrumentalities which pay interest excludable from federal gross income or derived from obligations of the United States which pay interest excludable from Virginia taxable income under the laws of the United States. Dividends (1) paid by the Funds, (2) excluded from gross income for federal income tax purposes, and (3) derived from interest on obligations of certain territories and possessions of the United States (those issued by Puerto Rico, the Virgin Islands and Guam) will be exempt from the Virginia income tax.


      To the extent any portion of the dividends distributed to the shareholders by the Funds is derived from taxable interest for Virginia purposes or, as a general rule, net short-term gains, such portion will be taxable to the shareholders as ordinary income. The character of long-term capital gains realized and distributed by the Funds will flow through to their shareholders regardless of how long the shareholders have held their shares. Generally, interest on indebtedness incurred by shareholders to purchase or carry shares of the Funds will not be deductible for Virginia income tax purposes.

      The foregoing is only a summary of some of the important Virginia income tax considerations generally affecting the Funds and their shareholders, and does not address any Virginia taxes other than income taxes.

No attempt is made to present a detailed explanation of the Virginia income tax treatment of the Funds or their shareholders, and this discussion is not intended as a substitute for careful planning. Accordingly, potential investors in the Funds should consult their tax advisers with respect to the application of Virginia taxes to the receipt of the Funds' dividends and as to their own Virginia tax situation.


                      DIRECTORS AND OFFICERS OF THE COMPANY

The Board of Directors of the Company consists of seven Directors. Set forth below are the Directors and officers of the Company, and their respective offices and principal occupations during the last five years. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Rd., San Antonio, TX 78288.


Robert G. Davis 1, 2
Director and Chairman of the Board of Directors
Age: 50

President, Chief Executive Officer, Director and Vice Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); Director, Chairman, President, and Chief Executive Officer, USAA Financial Planning Network, Inc. (1/97-present); Director, Vice Chairman, Executive Vice President, and Chief Operating Officer, USAA Financial Planning Network, Inc. (9/96-1/97); Special Assistant to Chairman, United Services Automobile Association (USAA) (6/96-12/96); President and Chief Executive Officer, Banc One Credit Corporation (12/95-6/96); and President and Chief Executive Officer, Banc One Columbus, (8/91-12/95). Mr. Davis also serves as a Trustee and Chairman of the Board of Trustees of USAA Investment Trust and USAA State Tax-Free Trust and as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Mutual Fund, Inc., USAA Shareholder Account Services, USAA Federal Savings Bank and USAA Real Estate Company.

Michael J.C. Roth 1, 2
Director, President and Vice Chairman of the Board of Directors
Age: 55

Chief Executive Officer, IMCO (10/93-present); President, Director and Vice Chairman of the Board of Directors, IMCO (1/90-present). Mr. Roth serves as President, Trustee and Vice Chairman of the Boards of Trustees of USAA Investment Trust and USAA State Tax-Free Trust, as President, Director and Vice Chairman of the Boards of Directors of USAA Mutual Fund, Inc. and USAA Shareholder Account Services, as Director of USAA Life Insurance Company and as Trustee and Vice Chairman of USAA Life Investment Trust.

John W. Saunders, Jr. 1, 2, 4
Director and Vice President
Age: 62

Senior Vice President, Fixed Income Investments. Mr. Saunders serves as a Trustee and Vice President of USAA Investment Trust and USAA State Tax-Free Trust, as a Director of IMCO, Director and Vice President of USAA Mutual Fund, Inc., as Senior Vice President of USAA Shareholder Account Services, and as Vice President of USAA Life Investment Trust.

Barbara B. Dreeben 3, 4, 5
200 Patterson #1008
San Antonio, TX  78209
Director
Age: 52

President, Postal Addvantage (7/92-present); Consultant, Nancy Harkins Stationer (8/91-12/95). Mrs. Dreeben serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Mutual Fund, Inc.

Howard L. Freeman, Jr. 2, 3, 4, 5
2710 Hopeton
San Antonio, TX  78230
Director
Age: 62

Retired. Assistant General Manager for Finance, San Antonio City Public Service Board (1976-1996). Mr. Freeman serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Mutual Fund, Inc.

Robert L. Mason, Ph.D. 3, 4, 5
12823 Queens Forest
San Antonio, TX 78230
Director
Age: 51

Manager,    Statistical   Analysis   Section,   Southwest   Research   Institute
(8/75-present). Dr. Mason serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Mutual Fund, Inc.

Richard A. Zucker 3, 4, 5
407 Arch Bluff
San Antonio, TX  78216
Director
Age: 54

Vice President, Beldon Roofing and Remodeling (1985-present). Mr. Zucker serves as a Trustee of USAA Investment Trust and USAA State Tax-Free Trust and as a Director of USAA Mutual Fund, Inc.

Michael D. Wagner 1
Secretary
Age: 49

Vice President, Corporate Counsel, USAA (1982-present). Mr. Wagner has held various positions in the legal department of USAA since 1970 and serves as Vice President, Secretary and Counsel, IMCO and USAA Shareholder Account Services; Secretary, USAA Investment Trust, USAA Mutual Fund, Inc., and USAA State Tax-Free Trust; and as Vice President, Corporate Counsel, for various other USAA subsidiaries and affiliates.

Alex M. Ciccone 1
Assistant Secretary
Age: 47

Vice President, Compliance, IMCO (12/94-present); Vice President and Chief Operating Officer, Commonwealth Shareholder Services (6/94-11/94); and Vice President, Compliance, IMCO (12/91-5/94). Mr. Ciccone serves as Assistant Secretary of USAA Investment Trust, USAA State Tax-Free Trust and USAA Mutual Fund, Inc.

Sherron A. Kirk 1
Treasurer
Age: 52

Vice President, Controller, IMCO (10/92-present); Vice President, Corporate Financial Analysis, USAA (9/92- 10/92); Assistant Vice President, Financial Plans and Support, USAA (8/91-9/92). Mrs. Kirk serves as Treasurer of USAA Investment Trust, USAA State Tax-Free Trust, and USAA Mutual Fund, Inc., and as Vice President, Controller of USAA Shareholder Account Services.

Dean R. Pantzar 1
Assistant Treasurer
Age: 38

Executive Director, Mutual Fund Accounting, IMCO (10/95-present); Director, Mutual Fund Accounting, IMCO (12/94-10/95); Senior Manager, KPMG Peat Marwick LLP (7/88-12/94). Mr. Pantzar serves as Assistant Treasurer of USAA Mutual Fund, Inc., USAA State Tax-Free Trust, and USAA Investment Trust.


----------
1 Indicates those Directors and officers who are employees of the Manager or affiliated companies and are considered "interested persons" under the 1940 Act.
2  Member of Executive Committee
3  Member of Audit Committee
4  Member of Pricing and Investment Committee
5  Member of Corporate Governance Committee

      Between the meetings of the Board of Directors and while the Board is not in session, the Executive Committee of the Board of Directors has all the powers and may exercise all the duties of the Board of Directors in the management of the business of the Company which may be delegated to it by the Board. The Pricing and Investment Committee of the Board of Directors acts upon various investment-related issues and other matters which have been delegated to it by the Board. The Audit Committee of the Board of Directors reviews the financial statements and the auditor's reports and undertakes certain studies and analyses as directed by the Board. The Corporate Governance Committee of the Board of Directors maintains oversight of the organization, performance, and effectiveness of the Board and Independent Directors.


      In addition to the previously listed Directors and/or officers of the Company who also serve as Directors and/or officers of the Manager, the following individuals are Directors and/or executive officers of the Manager:
Harry W. Miller, Senior Vice President, Investments (Equity); Carl W. Shirley, Senior Vice President, Insurance Company Portfolios; and John J. Dallahan, Senior Vice President, Investment Services. There are no family relationships among the Directors, officers and managerial level employees of the Company or its Manager.

      The following table sets forth information describing the compensation of the current Directors of the Company for their services as Directors for the fiscal year ended March 31, 1997.

 Name                               Aggregate              Total Compensation
   of                              Compensation               from the USAA
Director                         from the Company          Family of Funds (b)
--------                         -------------------      ----------------------
George E. Brown*                       $6,824                     $25,600
Robert G. Davis                          None (a)                    None (a)
Barbara B. Dreeben                      9,787                      36,600
Howard L. Freeman, Jr.                  9,787                      36,600
Robert L. Mason*                        2,963                      11,000
Michael J.C. Roth                        None (a)                    None (a)
John W. Saunders, Jr.                    None (a)                    None (a)
Richard A. Zucker                       9,787                      36,600
----------------
* Effective January 1, 1997, Robert L. Mason replaced George E. Brown as a Director on the Board of Directors. Mr. Brown retired on December 31, 1996.

(a) Robert G. Davis, Michael J.C. Roth, and John W. Saunders, Jr. are affiliated with the Company's investment adviser, IMCO, and, accordingly, receive no remuneration from the Company or any other Fund of the USAA Family of Funds.

(b) At March 31, 1997, the USAA Family of Funds consisted of four registered investment companies offering 33 individual funds. Each Director presently serves as a Trustee or Director of each investment company in the USAA Family of Funds. In addition, Michael J.C. Roth presently serves as a Trustee of USAA Life Investment Trust, a registered investment company advised by IMCO, consisting of seven funds offered to investors in a fixed and variable annuity contract with USAA Life Insurance Company. Mr. Roth receives no compensation as Trustee of USAA Life Investment Trust.

      All of the above Directors are also Trustees/Directors of the other funds for which IMCO serves as investment adviser. No compensation is paid by any fund to any Trustee/Director who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Company reimburses certain expenses of the Directors who are not affiliated with the investment adviser. As of June 30, 1997, the officers and Directors of the Company and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Company.

      The Company knows of no one person who, as of June 30, 1997, held of record or owned beneficially 5% or more of either Fund's shares.


                              THE COMPANY'S MANAGER

As described in the Prospectus, USAA Investment Management Company is the Manager and investment adviser, providing services under the Advisory Agreement. The Manager, organized in May 1970, has served as investment adviser and underwriter for USAA Tax Exempt Fund, Inc. from its inception.


      In addition to managing the Company's assets, the Manager advises and manages the investments for USAA and its affiliated companies as well as those of USAA Mutual Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust. As of the date of this SAI, total assets under management by the Manager were approximately $35 billion, of which approximately $20 billion were in mutual fund portfolios.


ADVISORY AGREEMENT

Under the Advisory Agreement, the Manager provides an investment program, carries out the investment policy and manages the portfolio assets for each Fund. The Manager is authorized, subject to the control of the Board of Directors of the Company, to determine the selection, amount and time to buy or sell securities for each Fund. In addition to providing investment services, the Manager pays for office space, facilities, business equipment and accounting services (in addition to those provided by the Custodian) for the Company. The Manager compensates all personnel, officers and Directors of the Company if such persons are also employees of the Manager or its affiliates. For these services under the Advisory Agreement, the

Company has agreed to pay the Manager a fee computed as described under MANAGEMENT OF THE COMPANY in the Prospectus. Management fees are computed and accrued daily and payable monthly.

      Except for the services and facilities provided by the Manager, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any), brokerage commissions on portfolio transactions (if any), expenses of issuance and redemption of shares, charges of transfer agents, custodians and dividend disbursing agents, cost of preparing and distributing proxy material, costs of printing and engraving stock certificates, auditing and legal expenses, certain expenses of registering and qualifying shares for sale, fees of Directors who are not interested persons (not affiliated) of the Manager, costs of typesetting, printing and mailing the Prospectus, SAI and periodic reports to existing shareholders, and any other charges or fees not specifically enumerated. The Manager pays the cost of printing and mailing copies of the Prospectus, the SAI, and reports to prospective shareholders.


      The Advisory Agreement will remain in effect until June 30, 1998, for each Fund and will continue in effect from year to year thereafter for each Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Directors (on behalf of such Fund) including a majority of the Directors who are not interested persons of the Manager or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Company or the Manager on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined in the 1940 Act).

      From time to time the Manager may, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. Any such waiver or reimbursement may be terminated by the Manager at any time without prior notice to shareholders. The Manager has voluntarily agreed to limit each Fund's annual expenses to .50% of its ANA until August 1, 1998, and will reimburse the Funds for all expenses in excess of the limitations.

      For the last three fiscal years, management fees were as follows:

                                    1995              1996             1997
                                    ----              ----             ----
   Virginia Bond Fund             $794,044          $869,725          $940,252
   Virginia Money Market Fund     $330,961          $354,537          $371,358

      Because the expenses of the Virginia Money Market Fund exceeded the Manager's voluntary expense limitation, in 1995, 1996, and 1997, the Manager did not receive management fees of $58,402, $58,627, and $36,204, respectively, from that Fund.

UNDERWRITER


The Company has an agreement with the Manager for exclusive underwriting and distribution of the Funds' shares on a continuing best efforts basis. This agreement provides that the Manager will receive no fee or other compensation for such distribution services.

TRANSFER AGENT

The Transfer Agent performs transfer agent services for the Company under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends and production of reports with respect to account activity for shareholders and the Company. For its services under the Transfer Agency Agreement, each Fund pays the Transfer Agent an annual fixed fee of $26.00 per account. This fee is subject to change at any time.

      The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. In addition, the Funds pay all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Company.

                               GENERAL INFORMATION

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 1713, Boston, MA 02105, is the Company's Custodian. The Custodian is responsible for, among other things, safeguarding and controlling the Company's cash and securities, handling the receipt and delivery of securities and collecting interest on the Company's investments.

COUNSEL

Goodwin, Procter & Hoar LLP, Exchange Place, Boston, MA 02109, will review certain legal matters for the Company in connection with the shares offered by the Prospectus.

INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, 112 East Pecan, Suite 2400, San Antonio, TX 78205, is the Company's independent auditor. In this capacity, the firm is responsible for auditing the annual financial statements of the Funds and reporting thereon.

FINANCIAL STATEMENTS


The financial statements of the Funds and the Independent Auditors' Report thereon for the fiscal year ended March 31, 1997 are included in the Annual Report to Shareholders of that date and are incorporated herein by reference. The Manager will deliver a copy of the Annual Report free of charge with each SAI requested.


                         CALCULATION OF PERFORMANCE DATA

Information regarding total return and yield of each Fund is provided under PERFORMANCE INFORMATION in the Prospectus. See VALUATION OF SECURITIES herein for a discussion of the manner in which each Fund's price per share is calculated.

TOTAL RETURN

The Virginia Bond Fund may advertise performance in terms of average annual total return for 1-, 5-, and 10- year periods, or for such lesser period as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)N = ERV

     Where:     P  =  a hypothetical initial payment of $1,000
                T  =  average annual total return
                n  =  number of years
             ERV   =  ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the year or period

      The calculation assumes all charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by such Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.


      The date of commencement of operations for the Virginia Bond Fund was October 15, 1990. The Fund's average annual total returns for the periods ended March 31, 1997 were:

1 year. . . .  5.82%   5 years . . . .  7.01%    Since inception. . . .  7.80%


YIELD

The Virginia Bond Fund may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

          YIELD = 2 left [ left ({a-b} over cd + 1 right)^6 - 1 right]


     Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
              d  =  the maximum offering price per share on the last day of the period

      For purposes of the yield calculation, interest income is computed based on the yield to maturity of each debt obligation in the Fund's portfolio and all recurring charges are recognized.


      The Fund's 30-day yield for the period ended March 31, 1997 was 5.57%.


YIELD - VIRGINIA MONEY MARKET FUND


When the Virginia Money Market Fund quotes a current annualized yield, it is based on a specified recent seven-calendar-day period. It is computed by (1) determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period, (2) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base return, then (3) multiplying the base period return by 52.14 (365/7). The resulting yield figure is carried to the nearest hundredth of one percent.

      The calculation includes (1) the value of additional shares purchased with dividends on the original share, and dividends declared on both the original share and any such additional shares, and (2) any fees charged to all shareholder accounts, in proportion to the length of the base period and the Fund's average account size.

      The capital changes excluded from the calculation are realized capital gains and losses from the sale of securities and unrealized appreciation and depreciation. The Fund's effective (compounded) yield will be computed by dividing the seven-day annualized yield as defined above by 365, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

      Current and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.


               Yield For 7-day Period Ended 3/31/97 . . . . 3.09%
          Effective Yield For 7-day Period Ended 3/31/97 . . . . 3.14%


TAX EQUIVALENT YIELD

A tax-exempt mutual fund may provide more "take-home" income than a fully taxable mutual fund after paying taxes. Calculating a "tax equivalent yield" means converting a tax-exempt yield to a pretax equivalent so that a meaningful comparison can be made between a tax-exempt municipal fund and a fully taxable fund. The Virginia Money Market Fund may advertise performance in terms of a tax equivalent yield based on the 7-day yield or effective yield and the Virginia Bond Fund may advertise performance in terms of a 30-day tax equivalent yield.

      To calculate a tax equivalent yield, the Virginia investor must know his Effective Marginal Tax Rate or EMTR. Assuming an investor can fully itemize deductions on his or her federal tax return, the EMTR is the sum of the Federal marginal tax rate and the state marginal tax rate adjusted to reflect the deductibility of state taxes from Federal taxable income. The formula for computing the EMTR to compare with fully taxable securities subject to both federal and state taxes is:

             EMTR = Federal Marginal Tax Rate + [State Marginal Tax
                     Rate x (1-Federal Marginal Tax Rate)]

      The tax equivalent yield is then computed by dividing the tax-exempt yield of a fund by the complement of the EMTR. The complement, for example, of an EMTR of 39.68% is 60.32%, that is (1.00-0.3968= 0.6032).

    Tax Equivalent Yield = Tax Exempt Yield / (1-Effective Marginal Tax Rate)


      Using a Federal marginal tax rate of 36% and state marginal tax rate of 5.75%, resulting in an EMTR of 39.68%, the tax equivalent yields for the Virginia Bond and Virginia Money Market Funds for the period ended March 31, 1997 were 9.23% and 5.12%, respectively.


              APPENDIX A - TAX-EXEMPT SECURITIES AND THEIR RATINGS

TAX-EXEMPT SECURITIES

Tax-exempt securities generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets, and water and sewer works. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

      The two principal classifications of tax-exempt securities are "general obligations" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Funds may also invest in tax-exempt private activity bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. There are, of course, many variations in the terms of, and the security underlying tax-exempt securities. Short-term obligations issued by states, cities, municipalities or municipal agencies, include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes and Short-Term Discount Notes.

      The yields of tax-exempt securities depend on, among other things, general money market conditions, conditions of the tax-exempt bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service, Inc. (Moody's), Standard & Poor's Ratings Group (S&P), Fitch Investors Service, Inc. (Fitch), Duff & Phelps Inc., Thompson BankWatch, Inc., and IBCA Inc. represent their opinions of the quality of the securities rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon and rating may have different yields, while securities of the same maturity and coupon but with different ratings may have the same yield. It will be the responsibility of the Manager to appraise independently the fundamental quality of the tax-exempt securities included in a Fund's portfolio.

RATINGS

EXCERPTS FROM MOODY'S BOND (TAX-EXEMPT SECURITIES) RATINGS:

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


NOTE: THOSE BONDS IN THE AA, A, AND BAA GROUPS WHICH MOODY'S BELIEVES POSSESS THE STRONGEST INVESTMENT ATTRIBUTES ARE DESIGNATED BY THE SYMBOLS AA1, A1, AND BAA1.

EXCERPTS OF MOODY'S RATINGS OF SHORT-TERM LOANS (STATE AND TAX-EXEMPT NOTES):

Moody's ratings for state and tax-exempt notes and other short-term obligations are designated Moody's Investment Grade (MIG). Symbols used will be as follows:

MIG-1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

MIG-2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

EXCERPTS OF MOODY'S RATING OF COMMERCIAL PAPER:


Prime-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:


           o   Leading market positions in well-established industries.
           o   High rates of return on funds employed.
           o Conservative capitalization structures with moderate reliance on debt and ample asset protection.
           o Broad margins in earning coverage of fixed financial charges and high internal cash generation.
           o Well-established access to a range of financial markets and assured sources of alternate liquidity.


Prime-2 Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


EXCERPTS FROM S&P'S BOND RATINGS:

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

PLUS (+) OR MINUS (-): THE RATINGS FROM AA TO BBB MAY BE MODIFIED BY THE ADDITION OF A PLUS OR MINUS SIGN TO SHOW RELATIVE STANDING WITHIN THE MAJOR RATING CATEGORIES.

EXCERPTS OF S&P'S RATINGS OF TAX-EXEMPT NOTES:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

EXCERPTS OF S&P'S RATING OF COMMERCIAL PAPER:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

EXCERPTS OF FITCH'S RATINGS OF BONDS:

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A          Bonds  considered to be investment  grade and of high credit quality.
           The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.


PLUS (+) AND MINUS (-): PLUS AND MINUS SIGNS ARE USED WITH A RATING SYMBOL TO INDICATE THE RELATIVE POSITION OF A CREDIT WITHIN THE RATING CATEGORY. PLUS AND MINUS SIGNS, HOWEVER, ARE NOT USED IN THE AAA CATEGORY.

EXCERPTS OF FITCH'S RATINGS TO COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT AN TAX-EXEMPT NOTES:

F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.


F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


EXCERPTS FROM DUFF & PHELPS LONG-TERM RATING SCALE:

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

EXCERPTS FROM DUFF & PHELPS COMMERCIAL PAPER RATING SCALE:


D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

D-1        Very  high  certainty  of  timely  payment.   Liquidity  factors  are
           excellent and supported by good fundamental protection factors. Risk factors are minor.

D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.


THOMPSON BANKWATCH, INC.

TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.


TBW-3 The lowest investment grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.


IBCA INC.

A1         Obligations  supported by the highest capacity for timely  repayment.
           Where issues possess a particularly strong credit feature, a rating of A1+ is assigned.


A2 Obligations supported by a satisfactory capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

A3         Obligations  supported by an adequate  capacity for timely repayment.
           Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

B          Obligations   for  which  the  capacity   for  timely   repayment  is
           susceptible to adverse changes in business, economic or financial conditions.


           Obligations for which there is a high risk of default or which are currently in default.

                APPENDIX B - COMPARISON OF PORTFOLIO PERFORMANCE

Occasionally, we may make comparisons in advertising and sales literature between the Funds contained in this SAI and other Funds in the USAA Family of Funds. These comparisons may include such topics as risk and reward, investment objectives, investment strategies, and performance.

      Fund performance also may be compared to the performance of broad groups of mutual funds with similar investment goals or unmanaged indexes of comparable securities. Evaluations of Fund performance made by independent sources may be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund. The Fund or its performance may also be compared to products and services not constituting securities subject to registration under the Securities Act of 1933 such as, but not limited to, certificates of deposit and money market accounts. Sources for performance information and articles about the Fund may include the following:

AAII JOURNAL, a monthly association magazine for members of the American Association of Individual Investors.

ARIZONA REPUBLIC, a newspaper which may cover financial and investment news.

AUSTIN AMERICAN-STATESMAN, a newspaper which may cover financial news.

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

THE BOND BUYER, a daily newspaper which covers bond market news.

BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds.

CHICAGO TRIBUNE, a newspaper which may cover financial news.

CONSUMER REPORTS, a monthly magazine which from time to time reports on companies in the mutual fund industry.

DALLAS MORNING NEWS, a newspaper which may cover financial news.

DENVER POST, a newspaper which may quote financial news.

FINANCIAL PLANNING, a monthly magazine that periodically features companies in the mutual fund industry.

FINANCIAL SERVICES WEEK, a weekly newspaper which covers financial news.

FINANCIAL WORLD, a monthly magazine which may periodically review mutual fund companies.

FORBES,  a  national  business   publication  that   periodically   reports  the
performance of companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

FUND ACTION, a mutual fund news report.

HOUSTON CHRONICLE, a newspaper which may cover financial news.

HOUSTON POST, a newspaper which may cover financial news.

IBC/DONOGHUE'S MONEYLETTER, a biweekly newsletter which covers financial news and from time to time rates specific mutual funds.

IBC'S MONEY MARKET INSIGHT, a monthly money market industry analysis prepared by IBC USA, Inc.

INCOME AND SAFETY, a monthly newsletter that rates mutual funds.

INVESTECH, a bimonthly investment newsletter.

INVESTMENT ADVISOR, a monthly publication directed primarily to the advisor community; includes ranking of mutual funds using a proprietary methodology.

INVESTMENT COMPANY INSTITUTE, a national association of the American Investment Company industry.

INVESTOR'S BUSINESS DAILY, a newspaper which covers financial news.

KIPLINGER'S PERSONAL FINANCE MAGAZINE, a monthly investment advisory publication that periodically features the performance of a variety of securities.

LIPPER ANALYTICAL SERVICES, INC.'S FIXED INCOME FUND PERFORMANCE ANALYSIS, a monthly publication of industry-wide mutual fund performance averages by type of fund.

LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, a weekly and quarterly publication of industry-wide mutual fund performance averages by type of fund.

LOS ANGELES TIMES, a newspaper which may cover financial news.

LOUIS RUKEYSER'S WALL STREET, a publication for investors.

MEDICAL ECONOMICS, a monthly magazine providing information to the medical profession.

MONEY, a monthly magazine that features the performance of both specific funds and the mutual fund industry as a whole.

MONEY FUND REPORT, a weekly publication of the Donoghue Organization, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity, and including certain averages as performance benchmarks, specifically: (1) Taxable Money Fund Averages: "100% U.S. Treasury" and "First Tier" and (2) Tax-Free Money Fund Averages: "Stockbroker and General Purpose" and "State Specific Stockbroker and General Purpose."

MORNINGSTAR 5 STAR INVESTOR, a monthly newsletter which covers financial news and rates mutual funds produced by Morningstar, Inc. (a data service which tracks open-end mutual funds).

MUNI BOND FUND REPORT, a monthly newsletter which covers news on the municipal bond market and features performance data for municipal bond mutual funds.

MUNIWEEK, a weekly newspaper which covers news on the municipal bond market.

MUTUAL FUND FORECASTER, a monthly newsletter that ranks mutual funds.

MUTUAL FUND INVESTING, a newsletter covering mutual funds.

MUTUAL FUND PERFORMANCE REPORT, a monthly publication of industry-wide mutual fund averages produced by Morningstar, Inc.

MUTUAL FUNDS MAGAZINE, a monthly publication reporting on mutual fund investing.

MUTUAL FUND SOURCE BOOK, an annual publication produced by Morningstar, Inc. which describes and rates mutual funds.

MUTUAL  FUND  VALUES,   a  biweekly   guidebook  to  mutual  funds  produced  by
Morningstar, Inc.

NEWSWEEK, a national business weekly.

NEW YORK TIMES, a newspaper which may cover financial news.

NO LOAD FUND INVESTOR, a newsletter covering companies in the mutual fund industry.

PERSONAL INVESTOR, a monthly magazine which from time to time features mutual fund companies and the mutual fund industry.

SAN ANTONIO BUSINESS JOURNAL, a weekly newspaper that periodically covers mutual fund companies as well as financial news.

SAN ANTONIO EXPRESS-NEWS, a newspaper which may cover financial news.

SAN FRANCISCO CHRONICLE, a newspaper which may cover financial news.

SMART MONEY, a monthly magazine featuring news and articles on investing and mutual funds.

USA TODAY, a newspaper which may cover financial news.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper which covers financial news.

WASHINGTON POST, a newspaper which may cover financial news.

WEISENBERGER MUTUAL FUNDS INVESTMENT REPORT, a monthly newsletter that reports on both specific mutual fund companies and the mutual fund industry as a whole.

WORTH, a magazine which covers financial and investment subjects including mutual funds.

YOUR MONEY, a monthly magazine directed towards the novice investor.

      In addition to the sources above, performance of our Funds may also be tracked by Lipper Analytical Services, Inc. Each Fund will be compared to Lipper's appropriate fund category according to objective and portfolio holdings. The Virginia Bond Fund will be compared to funds in Lipper's Virginia tax-exempt bond funds category, and the Virginia Money Market Fund to funds in Lipper's Virginia short-term tax-exempt bond funds category. Footnotes in advertisements and other sales literature will include the time period applicable for any rankings used.

      For comparative purposes, unmanaged indices of comparable securities or economic data may be cited. Examples include the following:

 - Shearson Lehman Hutton Bond Indices, indices of fixed-rate debt issues rated investment grade or higher which can be found in the BOND MARKET REPORT.

 - Bond Buyer Indices, indices of debt of varying maturities including revenue bonds, general obligation bonds, and U.S. Treasury bonds which can be found in MUNIWEEK and THE BOND BUYER.

      Other sources for total return and other performance data which may be used by the Fund or by those publications listed previously are Morningstar, Inc., Schabaker Investment Management, and Investment Company Data, Inc. These are services that collect and compile data on mutual fund companies.

                   APPENDIX C - TAXABLE EQUIVALENT YIELD TABLE

              COMBINED FEDERAL AND VIRGINIA STATE INCOME TAX RATES

Assuming a Federal
Marginal Tax Rate of:              28%           31%           36%         39.6%
and a State Rate of:             5.75%         5.75%         5.75%         5.75%
The Effective Marginal
Tax Rate would be:         32.140% (a)   34.968% (b)   39.680% (c)   43.073% (d)

To Match a Double
Tax Free Yield of: A Fully Taxable Investment Would Have to Pay You:

     2.00%                       2.95%         3.08%         3.32%         3.51%
     3.00%                       4.42%         4.61%         4.97%         5.27%
     4.00%                       5.89%         6.15%         6.63%         7.03%
     5.00%                       7.37%         7.69%         8.29%         8.78%
     6.00%                       8.84%         9.23%         9.95%        10.54%
     7.00%                      10.32%        10.76%        11.60%        12.30%

(a)FEDERAL RATE OF 28% + (VIRGINIA STATE RATE OF 5.75% x (1 - 28%))
(b)FEDERAL RATE OF 31% + (VIRGINIA STATE RATE OF 5.75% x (1 - 31%))
(c)FEDERAL RATE OF 36% + (VIRGINIA STATE RATE OF 5.75% x (1 - 36%))
(d)FEDERAL RATE OF 39.6% + (VIRGINIA STATE RATE OF 5.75% x (1 - 39.6%))

THIS TABLE IS A HYPOTHETICAL ILLUSTRATION AND SHOULD NOT BE CONSIDERED AN INDICATION OF FUND PERFORMANCE OF ANY OF THE USAA FAMILY OF FUNDS.

THESE RATES WERE SELECTED AS EXEMPLARY RATES THAT WOULD BE RELEVANT TO MOST TAXPAYERS.

                       APPENDIX D - DOLLAR-COST AVERAGING

Dollar-cost averaging is a systematic investing method which can be used by investors as a disciplined technique for investing. A fixed amount of money is invested in a security (such as a stock or mutual fund) on a regular basis over a period of time, regardless of whether securities markets are moving up or down.

      This practice reduces average share costs to the investor who acquires more shares in periods of lower securities prices and fewer shares in periods of higher prices.

      While dollar-cost averaging does not assure a profit or protect against loss in declining markets, this investment strategy is an effective way to help calm the effect of fluctuations in the financial markets. Systematic investing involves continuous investment in securities regardless of fluctuating price levels of such securities. Investors should consider their financial ability to continue purchases through periods of low and high price levels.

      As the following chart illustrates, dollar-cost averaging tends to keep the overall cost of shares lower. This example is for illustration only, and different trends would result in different average costs.



                         HOW DOLLAR-COST AVERAGING WORKS

                      $100 Invested Regularly for 5 Periods

                                  Market Trend
               -----------------------------------------------------------------

                            Down                    Up              Mixed
               -----------------------------------------------------------------
               Share     Shares       Share       Shares      Share    Shares
Investment     Price     Purchased    Price       Purchased   Price    Purchased
               -------------------    ---------------------   ------------------
   $100           10       10           6          16.67        10      10
    100            9       11.1         7          14.29         9      11.1
    100            8       12.5         7          14.29         8      12.5
    100            8       12.5         9          11.1          9      11.1
    100            6       16.67       10          10           10      10
   ----           --       ----        --          ----        ---      ---
   $500        ***41       62.77    ***39          66.35     ***46      54.7
              *Avg. Cost:  $7.97       *Avg. Cost: $7.54   *Avg. Cost:  $9.14
                           -----                   -----                -----
          **Avg. Price:    $8.20      **Avg. Price:$7.80  **Avg Price:  $9.20
                           -----                   -----                -----


  * Average Cost is the total amount invested divided by number of shares purchased.

 ** Average Price is the sum of the prices paid divided by number of purchases. *** Cumulative total of share prices used to compute average prices.







17004-0897

                           USAA TAX EXEMPT FUND, INC.


  PART C.  OTHER INFORMATION

 Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

      (a)  Financial Statements:

           Financial Statements included in Parts A and B (Prospectuses and Statements of Additional Information) of this Registration Statement.


           Financial Statements and Independent Auditors' Reports are incorporated by reference to the USAA Tax Exempt Fund, Inc. (including the Long- Term, Intermediate-Term, Short-Term, and Tax Exempt Money Market Funds') and the USAA California, New York, and Virginia Funds' Annual Reports to Shareholders for fiscal year ended March 31, 1997.


      (b)  Exhibits:

      EXHIBIT NO.   DESCRIPTION OF EXHIBITS


          1   (a)   Articles of Incorporation dated November 13, 1981 (1)
              (b)   Articles of Amendment to Articles of Incorporation dated
                      December 18, 1981 (1)
              (c)   Articles Supplementary dated December 21, 1983 (1)
              (d)   Articles of Amendment to Articles of Incorporation dated
                      July 17, 1984 (1)
              (e)   Articles Supplementary dated July 27, 1984 (1)
              (f)   Articles Supplementary dated August 1, 1985 (1)
              (g)   Articles Supplementary dated January 17, 1986 (1)
              (h)   Articles Supplementary dated September 15, 1988 (1)
              (i)   Articles Supplementary dated May 18, 1989 (1)
              (j)   Articles Supplementary dated August 24, 1989 (1)
              (k)   Articles Supplementary dated January 29, 1990 (1)
              (l)   Articles Supplementary dated July 25, 1990 (1)
              (m)   Articles Supplementary dated May 2, 1991 (1)
              (n)   Articles Supplementary dated September 9, 1991 (1)
              (o)   Articles Supplementary dated May 12, 1992 (1)
              (p)   Articles of Amendment to Articles of Incorporation dated
                      July 22, 1992 (1)
              (q)   Articles Supplementary dated October 28, 1992 (1)
              (r)   Articles Supplementary dated January 28, 1993 (1)
              (s)   Articles Supplementary dated March 23, 1993 (1)
              (t)   Articles Supplementary dated May 5, 1993 (1)
              (u)   Articles Supplementary dated November 8, 1993 (1)
              (v)   Articles Supplementary dated January 18, 1994 (1)
              (w)   Articles Supplementary dated April 11, 1994 (1)
              (x)   Articles Supplementary dated July 9, 1997 (filed herewith)


          2         Bylaws as amended March 12, 1996 (2)

          3         Voting trust agreement - Not Applicable

          4         Specimen Certificates for Shares of
              (a)   Short-Term Fund (1)
              (b)   Intermediate-Term Fund (1)
              (c)   Long-Term Fund (1)
              (d)   Tax Exempt Money Market Fund (1)
              (e)   California Bond Fund (1)
              (f)   California Money Market Fund (1)
              (g)   New York Bond Fund (1)
              (h)   New York Money Market Fund (1)
              (i)   Virginia Bond Fund (1)
              (j)   Virginia Money Market Fund (1)

      EXHIBIT NO.   DESCRIPTION OF EXHIBITS

         5    (a)   Advisory Agreement dated July 20, 1990 (1)
              (b)   Letter Agreement dated July 26, 1990 adding New York Bond
                      Fund, New York Money Market Fund, Virginia Bond Fund, and Virginia Money Market Fund (1)

         6    (a)  Underwriting  Agreement  dated  July 25,  1990 (1)
              (b)  Letter Agreement dated July 26, 1990 adding New York Bond
                      Fund, New York Money Market Fund, Virginia Bond Fund, and Virginia Money Market Fund (1)

         7          Not Applicable

         8    (a)  Custodian  Agreement  dated  June  23,  1989  (1)
              (b)  Letter Agreement dated July 26, 1990 adding New York Bond
                      Fund, New York Money Market Fund, Virginia Bond Fund, and Virginia Money Market Fund (1)
              (c)   Subcustodian Agreement dated March 24, 1994 (3)


         9    (a)  Transfer  Agency  Agreement  dated  January  23, 1992 (1)
              (b)  Amendments dated May 3, 1995 to Transfer Agency Agreement Fee
                      Schedules for Tax Exempt Money Market Fund, California Money Market Fund, New York Money Market Fund, and Virginia Money Market Fund (1)
              (c)  Master  Revolving  Credit  Facility  Agreement  with USAA
                     Capital Corporation dated January 14, 1997 (filed herewith)
              (d)  Master   Revolving   Credit   Facility   Agreement   with
                     NationsBank of Texas dated January 15, 1997 (filed herewith)

        10    (a)  Opinion of Counsel (1)
              (b)  Opinion and Consent of Counsel with respect to the California
                     Bond Fund and Virginia Bond Fund (filed herewith)
              (c)  Consent of Counsel with respect to Long-Term Fund,
                     Intermediate-Term Fund, Short-Term Fund, Tax Exempt
                     Money Market Fund, California Money Market Fund, New
                     York Bond Fund, New York Money Market Fund, and Virginia Money Market Fund (filed herewith)


        11         Independent Auditors' Consent (filed herewith)

        12         Financial statements omitted from prospectuses - Not
                     Applicable

        13         Subscriptions and Investment Letters
              (a)  Short-Term Fund, Intermediate-Term Fund, and High-Yield
                     Fund dated December 7, 1981 (1)
              (b)  California Bond Fund and California Money Market Fund dated
                     June 23, 1989 and June 26, 1989 (1)
              (c)  New York Bond Fund, New York Money Market Fund, Virginia
                     Bond Fund, and Virginia Money Market Fund dated
                     September 5, 1990 (1)

        14         Prototype Plans - Not Applicable

        15         12b-1 Plans - Not Applicable

        16         Schedule for Computation of Performance Quotation (1)

        17         Financial Data Schedules
              (a)  Long-Term Fund (filed herewith)
              (b)  Intermediate-Term Fund (filed herewith)
              (c)  Short-Term Fund (filed herewith)
              (d)  Tax Exempt Money Market Fund (filed herewith)
              (e)  California Bond Fund (filed herewith)
              (f)  California Money Market Fund (filed herewith)
              (g)  New York Bond Fund (filed herewith)

      EXHIBIT NO.   DESCRIPTION OF EXHIBITS

              (h)  New York Money Market Fund (filed herewith)
              (i)  Virginia Bond Fund (filed herewith)
              (j)  Virginia Money Market Fund (filed herewith)

        18         Plan Adopting Multiple Class of Shares - Not Applicable


        19         Powers of Attorney
              (a)  Powers of Attorney for Michael J.C. Roth, Sherron A. Kirk,
                     John W. Saunders, Jr., George E. Brown, Howard L. Freeman, Jr., and Richard A. Zucker dated June 25, 1993 (1)
              (b)  Power of Attorney for Barbara B. Dreeben dated
                     July 12, 1995 (1)
              (c)  Power of Attorney for Robert G. Davis dated July 9, 1997
                     (filed herewith)
              (d)  Power of Attorney for Robert L. Mason dated July 9, 1997
                     (filed herewith)


--------------------------
  (1) Previously filed with Post-Effective Amendment No. 23 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on July 24, 1995.

  (2) Previously filed with Post-Effective Amendment No. 24 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on
       May 22, 1996.


  (3) Previously filed with Post-Effective Amendment No. 25 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on
       July 25, 1996.

 Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

           Information pertaining to persons controlled by or under common control with Registrant is hereby incorporated by reference to the section captioned "Management of the Company" in the Prospectus and the section captioned "Directors and Officers of the Company" in the Statement of Additional Information.

 Item 26.  NUMBER OF HOLDERS OF SECURITIES


           Set forth below are the number of record holders, as of June 30, 1997, of each class of securities of the Registrant.

          TITLE OF CLASS                           NUMBER OF RECORD HOLDERS

        Long-Term Fund                                         35,926
        Intermediate-Term Fund                                 36,825
        Short-Term Fund                                        21,017
        Tax Exempt Money Market Fund                           33,886
        California Bond Fund                                    8,440
        California Money Market Fund                            7,246
        New York Bond Fund                                      1,589
        New York Money Market Fund                              1,313
        Virginia Bond Fund                                      7,216
        Virginia Money Market Fund                              3,819


 Item 27.  INDEMNIFICATION

           Protection for the liability of the adviser and underwriter and for the officers and directors of the Registrant is provided by two methods:

      (a) THE DIRECTOR AND OFFICER LIABILITY POLICY. This policy covers all losses incurred by the Registrant, its adviser and its underwriter from any claim made against those entities or persons during the policy period by any shareholder or former shareholder of the Fund by reason of any alleged negligent act, error or omission committed in connection with the administration of the investments of said Registrant.

      (b) STATUTORY INDEMNIFICATION PROVISIONS. Under Section 2-418 of the Maryland General Corporation Law, the Registrant is authorized to indemnify any past or present director, officer, agent or employee against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him in connection with any proceeding in which he is a party by reason of having served as a director, officer, agent or employee, if he acted in good faith and reasonably believed (i) in the case of conduct in his official capacity with the Registrant, that his conduct was in the best interests of the Registrant, or (ii) in all other cases, that hi conduct was at least not opposed to the best interests of the Registrant. In the case of any criminal proceeding, said director, officer, agent or employee must in addition have had no reasonable cause to believe that his conduct was unlawful. In the case of a proceeding by or in the right of the Registrant, indemnification may only be made against reasonable expenses and may not be made in respect of any proceeding in which the director, officer, agent or employee shall have been adjudged to be liable to the Registrant. The termination of any proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent creates a rebuttable presumption that the director, officer, agent or employee did not meet the requisite standard of conduct for indemnification. No indemnification may be made in respect of any proceeding charging improper personal benefit to the director, officer, agent or employee whether or not involving action in such person's official capacity, if such person was adjudged to be liable on the basis that improper personal benefit was received. If such director, officer, agent or employee is successful, on the merits or otherwise, in defense of any such proceeding against him, he shall be indemnified against the reasonable expenses incurred by him (unless such indemnification is limited by the Registrant's charter, which it is not). Additionally, a court of appropriate jurisdiction may order indemnification in certain circumstances, even if the appropriate standard of conduct set forth above was not met. Indemnification may not be made unless uthorized in the specific case after determination that the applicable standard of conduct has been met. Such determination shall be made by either: (i) the board of directors by either (x) a majority vote of a quorum consisting of directors not parties to the proceeding or (y) if such quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not at the time parties to such proceeding who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate; (ii) special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) above, or, if the requisite quorum of the board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or (iii) the stockholders.

           Reasonable expenses may be reimbursed or paid by the Registrant in advance of final disposition of a proceeding after a determination, made in accordance with the procedures set forth in the preceding paragraph, that the facts then known to those making the determination would not preclude indemnification under the applicable standards provided the Registrant receives (i) a written affirmation of the good faith belief of the person seeking indemnification that the applicable standard of conduct necessary for indemnification has been met, and (ii) a written undertaking to repay the advanced sums if it is ultimately determined that the applicable standard of conduct has not been met.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Registrant's Articles of Incorporation or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

 Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

           Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Management of the Company" and to the section of the Statement of Additional Information captioned "Directors and Officers of the Company."

 Item 29.  PRINCIPAL UNDERWRITERS

      (a) USAA Investment Management Company (the "Adviser") acts as principal underwriter and distributor of the Registrant's shares on a best-efforts basis and receives no fee or commission for its underwriting services. The Adviser, wholly owned by United Services Automobile Association, also serves as principal underwriter for USAA Mutual Fund, Inc., USAA Investment Trust, and USAA State Tax-Free Trust.

      (b) Following is information concerning directors and executive officers of USAA Investment Management Company.

NAME AND PRINCIPAL          POSITION AND OFFICES           POSITION AND OFFICES
 BUSINESS ADDRESS             WITH UNDERWRITER                WITH REGISTRANT


Robert G. Davis             Director and Chairman            Director and
9800 Fredericksburg Rd.     of the Board of                  Chairman of the
San Antonio, TX  78288      Directors                        Board of Directors


Michael J.C. Roth           Chief Executive Officer,         President, Director
9800 Fredericksburg Rd.     President, Director, and         and Vice Chairman
San Antonio, TX  78288      Vice Chairman of the             of the Board of
                            Board of Directors               Directors



John W. Saunders, Jr.       Senior Vice President,           Vice President
9800 Fredericksburg Rd.     Fixed Income Investments,        and Director
San Antonio, TX  78288      and Director

Harry W. Miller             Senior Vice President,           None
9800 Fredericksburg Rd.     Equity Investments,
San Antonio, TX  78288      and Director



John J. Dallahan            Senior Vice President,           None
9800 Fredericksburg Rd.     Investment Services
San Antonio, TX  78288


Carl W. Shirley             Senior Vice President,           None
9800 Fredericksburg Rd.     Insurance Company Portfolios
San Antonio, TX  78288


Michael D. Wagner           Vice President, Secretary        Secretary
9800 Fredericksburg Rd.     and Counsel
San Antonio, TX  78288

Sherron A. Kirk             Vice President and               Treasurer
9800 Fredericksburg Rd.     Controller
San Antonio, TX  78288

Alex M. Ciccone             Vice President,                  Assistant
9800 Fredericksburg Rd.     Compliance                       Secretary
San Antonio, TX  78288

      (c)  Not Applicable.

 Item 30.  LOCATION OF ACCOUNTS AND RECORDS

           The following entities prepare, maintain and preserve the records required by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request:

                           USAA Investment Management Company
                           9800 Fredericksburg Rd.
                           San Antonio, Texas 78288

                           USAA Shareholder Account Services
                           10750 Robert F. McDermott Freeway
                           San Antonio, Texas 78288

                           State Street Bank and Trust Company
                           1776 Heritage Drive
                           North Quincy, Massachusetts 02171

 Item 31.  MANAGEMENT SERVICES

           Not Applicable.

 Item 32.  UNDERTAKING


           The Registrant hereby undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a Director or Directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.


           The Registrant hereby undertakes to provide each person to whom a prospectus is delivered a copy of the Registrant's latest annual report(s) to shareholders upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Antonio and State of Texas on the 9th day of July, 1997.


                                            USAA TAX EXEMPT FUND, INC.



                                            /S/ MICHAEL J.C. ROTH
                                            ----------------------------------
                                            Michael J.C. Roth
                                            President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

    (Signature)                      (Title)                       (Date)




 /S/ ROBERT G. DAVIS              Chairman of the                 July 9, 1997
-----------------------------     Board of Director
Robert G. Davis




 /S/ MICHAEL J.C. ROTH            Vice Chairman of the Board      July 9, 1997
-----------------------------     of Directors and President
Michael J.C. Roth                 (Principal Executive Officer)



 /S/ SHERRON A. KIRK              Treasurer (Principal            July 9, 1997
-----------------------------     Financial and
Sherron A. Kirk                   Accounting Officer)



 /S/ JOHN W. SAUNDERS, JR.        Director                        July 9, 1997
-----------------------------
John W. Saunders, Jr.




 /S/ ROBERT L. MASON              Director                        July 9, 1997
-----------------------------
Robert L. Mason




 /S/ HOWARD L. FREEMAN, JR.       Director                        July 9, 1997
-----------------------------
Howard L. Freeman, Jr.



 /S/ RICHARD A. ZUCKER            Director                        July 9, 1997
-----------------------------
Richard A. Zucker



/S/ BARBARA B. DREEBEN            Director                        July 9, 1997
-----------------------------
Barbara B. Dreeben

                                  Exhibit Index



EXHIBIT             ITEM                                           PAGE NO. *


   1 (a)  Articles of Incorporation dated November 13, 1981 (1)
     (b)  Articles of Amendment to Articles of Incorporation
            dated December 18, 1981 (1)
     (c)  Articles Supplementary dated December 21, 1983 (1)
     (d)  Articles of Amendment to Articles of Incorporation
            dated July 17, 1984 (1)
     (e)  Articles Supplementary dated July 27, 1984 (1)
     (f)  Articles Supplementary dated August 1, 1985 (1)
     (g)  Articles Supplementary dated January 17, 1986 (1)
     (h)  Articles Supplementary dated September 15, 1988 (1)
     (i)  Articles Supplementary dated May 18, 1989 (1)
     (j)  Articles Supplementary dated August 24, 1989 (1)
     (k)  Articles Supplementary dated January 29, 1990 (1)
     (l)  Articles Supplementary dated July 25, 1990 (1)
     (m)  Articles Supplementary dated May 2, 1991 (1)
     (n)  Articles Supplementary dated September 9, 1991 (1)
     (o)  Articles Supplementary dated May 12, 1992 (1)
     (p)  Articles of Amendment to Articles of Incorporation
            dated July 22, 1992 (1)
     (q)  Articles Supplementary dated October 28, 1992 (1)
     (r)  Articles Supplementary dated January 28, 1993 (1)
     (s)  Articles Supplementary dated March 23,  1993 (1)
     (t)  Articles Supplementary dated May 5, 1993 (1)
     (u)  Articles Supplementary dated November 8, 1993 (1)
     (v)  Articles Supplementary dated January 18, 1994 (1)
     (w)  Articles Supplementary dated April 11, 1994 (1)
     (x)  Articles Supplementary dated July 9, 1997 (filed herewith)       243


   2      Bylaws as amended March 12, 1996 (2)

   3      Voting trust agreement - Not Applicable

   4      Specimen Certificates for Shares of
     (a)  Short-Term Fund (1)
     (b)  Intermediate-Term Fund (1)
     (c)  Long-Term Fund (1)
     (d)  Tax Exempt Money Market Fund (1)
     (e)  California Bond Fund (1)
     (f)  California Money Market Fund (1)
     (g)  New York Bond Fund (1)
     (h)  New York Money Market Fund (1)
     (i)  Virginia Bond Fund (1)
     (j)  Virginia Money Market Fund (1)

   5 (a)  Advisory  Agreement dated July 20, 1990 (1)
     (b) Letter Agreement dated July 26, 1990 adding New York Bond Fund, New York Money Market Fund, Virginia Bond Fund, and Virginia Money Market Fund (1)

   6 (a)  Underwriting  Agreement  dated July 25, 1990 (1)
     (b) Letter Agreement dated July 26, 1990 adding New York Bond Fund, New York Money Market Fund, Virginia Bond Fund, and Virginia Money Market Fund (1)

   7      Not Applicable

                              Exhibit Index, cont.


EXHIBIT             ITEM                                           PAGE NO. *

   8 (a)  Custodian  Agreement dated June 23, 1989 (1)
     (b) Letter Agreement dated July 26, 1990 adding New York Bond Fund, New York Money Market Fund, Virginia Bond Fund, and Virginia Money Market Fund (1)
     (c)  Subcustodian Agreement dated March 24, 1994 (3)


   9 (a)  Transfer  Agency  Agreement  dated January 23, 1992 (1)
     (b)  Amendments dated May 3, 1995 to Transfer Agency Agreement
            Fee Schedules for Tax Exempt Money Market Fund, California
            Money Market Fund, New York Money Market Fund, and
            Virginia Money Market Fund (1)
     (c)  Master Revolving Credit Facility Agreement with USAA Capital
            Corporation  dated January 14, 1997 (filed herewith)             247
     (d) Master Revolving Credit Facility Agreement with NationsBank
             of Texas dated January 15, 1997 (filed herewith)                270

 10  (a)  Opinion of Counsel (1)
     (b)  Opinion and Consent of Counsel with respect to the California
             Bond Fund and Virginia Bond Fund (filed herewith)               298
     (c)  Consent of Counsel with respect to Long-Term Fund,
             Intermediate-Term Fund, Short-Term Fund, Tax Exempt
             Money Market Fund, California Money Market Fund, New
             York Bond Fund, New York Money Market Fund, and Virginia
             Money Market Fund (filed herewith)                              300

 11       Independent Auditors' Consent (filed herewith)                     302


 12       Financial statements omitted from prospectuses - Not Applicable

 13       Subscriptions and Investment Letters
     (a)  Short-Term Fund, Intermediate-Term Fund, and High-Yield
            Fund dated December 7, 1981 (1)
     (b) California Bond Fund and California Money Market Fund dated June 23, 1989 and June 26, 1989 (1)
     (c) New York Bond Fund, New York Money Market Fund, Virginia Bond Fund, and Virginia Money Market Fund dated
            September 5, 1990 (1)

 14       Prototype Plans - Not Applicable

 15       12b-1 Plans - Not Applicable

 16       Schedule for Computation of Performance Quotation (1)


 17       Financial Data Schedules
     (a)  Long-Term Fund (filed herewith)                                    304
     (b)  Intermediate-Term Fund (filed herewith)                            306
     (c)  Short-Term Fund (filed herewith)                                   308
     (d)  Tax Exempt Money Market Fund (filed herewith)                      310
     (e)  California Bond Fund (filed herewith)                              312
     (f)  California Money Market Fund (filed herewith)                      314
     (g)  New York Bond Fund (filed herewith)                                316
     (h)  New York Money Market Fund (filed herewith)                        318
     (i)  Virginia Bond Fund (filed herewith)                                320
     (j)  Virginia Money Market Fund (filed herewith)                        322


 18       Plan Adopting Multiple Class of Shares - Not Applicable

                              Exhibit Index, cont.



EXHIBIT             ITEM                                             PAGE NO. *


 19   Powers of Attorney
     (a)  Powers of Attorney for Michael J.C. Roth, Sherron A. Kirk,
            John W. Saunders, Jr., George E. Brown, Howard L. Freeman,
            Jr., and Richard A.  Zucker dated June 25, 1993 (1)
     (b)  Power of Attorney for Barbara B.  Dreeben dated July 12, 1995 (1)
     (c)  Power of Attorney for Robert G. Davis dated July 9, 1997
             (filed herewith)                                                324
     (d)  Power of Attorney for Robert L. Mason dated July 9, 1997
            (filed herewith)                                                 326


-----------------------
  (1) Previously filed with Post-Effective Amendment No. 23 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on July 24, 1995.

  (2) Previously filed with Post-Effective Amendment No. 24 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on
        May 22, 1996.


  (3) Previously filed with Post-Effective Amendment No. 25 of the Registrant (No. 2-75093) filed with the Securities and Exchange Commission on
        July 25, 1997.



--------------------------------------------------------
   *  Refers to sequentially numbered pages